                           MONY SERIES FUND, INC.,

                        ENTERPRISE ACCUMULATION TRUST

                                     AND

                           OCC ACCUMULATION TRUST

                           1998 SEMI-ANNUAL REPORT

                              PRODUCTS:

                              MONYMASTER
                              MONYEQUITY MASTER
                              VALUEMASTER
                              MONYVESTOR
                              STRATEGIST

--------------------------------------------------------------------------------

                          [MUTUAL OF NEW YORK LOGO]

--------------------------------------------------------------------------------

THE HISTORICAL RETURNS FOR THE PORTFOLIOS TAKE INTO ACCOUNT EXPENSES INCLUDING INVESTMENT MANAGEMENT FEES INCURRED BY THE PORTFOLIOS, BUT NOT OTHER CHARGES IMPOSED BY THE VARIABLE ACCOUNTS. AN INVESTOR MAY NOT INVEST DIRECTLY INTO THE MONY SERIES FUND, INC. OR ENTERPRISE ACCUMULATION TRUST PORTFOLIOS. ACTUAL RETURNS FOR THE VARIABLE PRODUCT YOU OWN WOULD THEREFORE BE LOWER. OF COURSE, PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THIS REPORT IS NOT TO BE CONSTRUED AS AN OFFERING FOR SALE OF ANY CONTRACTS PARTICIPATING IN THE MONY SERIES FUND, INC., ENTERPRISE ACCUMULATION TRUST OR THE OCC ACCUMULATION TRUST, OR AS A SOLICITATION AS AN OFFER TO BUY ANY SUCH CONTRACTS UNLESS PRECEDED BY OR ACCOMPANIED BY THE MOST RECENT CALENDAR QUARTER MONYMASTER, MONYEQUITY MASTER OR VALUEMASTER PERFORMANCE AND A CURRENT MONYMASTER, MONYEQUITY MASTER OR VALUEMASTER PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION OF CHARGES AND EXPENSES.

THE INFORMATION PROVIDED ON THE MONYVESTOR AND STRATEGIST ARE FOR THOSE CONTRACTS THAT ARE INFORCE. THESE PRODUCTS ARE NO LONGER AVAILABLE TO THE GENERAL PUBLIC.

                             MONY SERIES FUND, INC.

Dear Shareholder,

     The major investment event of the second quarter was the resurgence of problems in Asia, this time centered on Japan. As happened last fall, the dollar strengthened, projections for U.S. economic growth and inflation were lowered, and U.S. interest rates fell as foreign investors sought a safe haven. Stock investors also sought safety by moving into big cap growth stocks and technology.

     The pace of U.S. economic growth has begun to slow, the second quarter is expected to show a marked deceleration from the fast pace of the first quarter. The problems in Asia are beginning to affect U.S. companies as exports to the area decline. Europe still seems okay, but the rest of the world including Russia and South America is weakening. Japan is in a recession, and their problems are affecting many of their neighbors. This worldwide weakness is keeping commodity inflation low, will continue to cut U.S. economic growth keeping interest rates stable and should keep the Federal Reserve neutral.

     While this slowdown is good news for bonds, especially U.S. bonds, it has negative implications for stocks. U.S. companies are selling less, and low inflation limits the ability to raise prices. Employment costs have been increasing, but in many cases, cannot be passed along. As a result, profit margins are under pressure and earnings uncertainty is increasing. Companies have begun guiding analysts' estimates lower; the market's punishment is severe if earnings fall short of expectations.

     While these events have been occurring, the popular averages and stock valuations remain near record highs. While many individual stocks have corrected 10 to 15 percent or more, the averages remain near the top of a trading range that has prevailed for several months. During this time, the averages experienced declines of 5 to 6 percent before recovering. With uncertainties in Asia, in the U.S. economy and in the corporate profit outlook, it does not appear to be the time to be overly aggressive.

     At the same time, there are reasons not to be overly bearish. The same desire for safety that is driving the dollar and bonds could also spill over into U.S. stocks. The U.S. economy and earnings are going to slow, but not collapse, and at some point Asia will begin to recover. Finally, low interest rates and a neutral monetary policy are positives. The market can handle earnings uncertainties, this causes corrections. Rising interest rates and a hostile Federal Reserve is what turns a correction into something worse.

     The evidence points to a continuation of the trading range for the near future. There is not much to push it dramatically up except and improbably quick resolution to the Asian problems. There are a number of events that could push the market down further -- a much worse Asia, higher compensation costs, worse than expected earnings, but the favorable monetary and interest rate environment puts a floor under the trading range. Mutual fund flows continue positive; anything that changes individuals' current preference for stocks would be negative of course. Within the range there will likely be sector rotation and on a day to day basis reaction to economic and market news from the Far East.

                                          Sincerely,

                                          /s/ KENNETH M. LEVINE
                                          Kenneth M. Levine
                                          Chairman

                          THE MONY SERIES FUND, INC.,

                         ENTERPRISE ACCUMULATION TRUST

                                      AND

                             OCC ACCUMULATION TRUST

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
VARIABLE ACCOUNT L
     MONY America
          Statements of Assets and Liabilities as of June
          30, 1998..........................................    4
          Statements of Operations as of June 30, 1998......    6
          Statements of Changes in Net Assets...............    8
          Notes to Financial Statements.....................   11
     MONY
          Statements of Assets and Liabilities as of June
          30, 1998..........................................   14
          Statements of Operations as of June 30, 1998......   16
          Statements of Changes in Net Assets...............   18
          Notes to Financial Statements.....................   21
VARIABLE ACCOUNT S
     MONY America
          Statements of Assets and Liabilities as of June
          30, 1998..........................................   24
          Statements of Operations as of June 30, 1998......   25
          Statements of Changes in Net Assets...............   26
          Notes to Financial Statements.....................   27
     MONY
          Statements of Assets and Liabilities as of June
          30, 1998..........................................   29
          Statements of Operations as of June 30, 1998......   30
          Statements of Changes in Net Assets...............   31
          Notes to Financial Statements.....................   32
VARIABLE ACCOUNT A
     MONY America
          Statements of Assets and Liabilities as of June
          30, 1998..........................................   34
          Statements of Operations as of June 30, 1998......   37
          Statements of Changes in Net Assets...............   40
          Notes to Financial Statements.....................   44
     MONY
          Statements of Assets and Liabilities as of June
          30, 1998..........................................   47
          Statements of Operations as of June 30, 1998......   50
          Statements of Changes in Net Assets...............   53
          Notes to Financial Statements.....................   57
MONY SERIES FUND, INC
     Equity Growth Portfolio (MONYMaster I, MONYVestor and
      Strategist)...........................................   60
     Equity Income Portfolio (MONYMaster I, MONYVestor and
      Strategist)...........................................   60
     Intermediate Term Bond Portfolio (MONYEquity Master,
      MONYMaster I&II, MONYVestor and Strategist)...........   61

                                                              PAGE
                                                              ----
     Long Term Bond Portfolio (MONYEquity Master, MONYMaster
      I&II, MONYVestor and Strategist)......................   62
     Diversified Portfolio (MONYMaster I, MONYVestor and
      Strategist)...........................................   63
     Government Securities Bond Portfolio (MONYEquity
      Master, MONYMaster II)................................   64
     Money Market Portfolio (MONYEquity Master, MONYMaster
      I&II, MONYVestor and Strategist)......................   65
     Equity Growth Portfolio of Investments (MONYMaster I,
      MONYVestor and Strategist)............................   66
     Equity Income Portfolio of Investments (MONYMaster I,
      MONYVestor and Strategist)............................   68
     Intermediate Term Bond Portfolio of Investments
      (MONYEquity Master, MONYMaster I&II, MONYVestor and
      Strategist)...........................................   70
     Long Term Bond Portfolio of Investments (MONYEquity
      Master, MONYMaster I&II, MONYVestor and Strategist)...   72
     Diversified Portfolio of Investments (MONYMaster I,
      MONYVestor and Strategist)............................   73
     Government Securities Bond Portfolio of Investments
      (MONYEquity Master, MONYMaster II)....................   75
     Money Market Portfolio of Investments (MONYEquity
      Master, MONYMaster I&II, MONYVestor and Strategist)...   76
     Statements of Assets and Liabilities as of June 30,
      1998..................................................   78
     Statements of Operations as of June 30, 1998...........   79
     Statements of Changes in Net Assets....................   80
     NOTES TO FINANCIAL STATEMENTS..........................   82
     FINANCIAL HIGHLIGHTS...................................   86
ENTERPRISE ACCUMULATION TRUST
     Equity Portfolio (MONYEquity Master, MONYMaster II)....   95
     Small Company Value Portfolio (MONYEquity Master,
      MONYMaster II)........................................   97
     Managed Portfolio (MONYEquity Master, MONYMaster II)...  101
     International Growth Portfolio (MONYEquity Master,
      MONYMaster II)........................................  104
     High Yield Bond Portfolio (MONYEquity Master,
      MONYMaster II)........................................  109
     Statements of Assets and Liabilities as of June 30,
      1998..................................................  114
     Statements of Operations as of June 30, 1998...........  115
     Statements of Changes in Net Assets....................  116
     FINANCIAL HIGHLIGHTS...................................  118
     NOTES TO FINANCIAL STATEMENTS..........................  123
OCC ACCUMULATION TRUST
     Equity Portfolio (ValueMaster).........................  128
     Small Cap Portfolio (ValueMaster)......................  130
     Managed Portfolio (ValueMaster)........................  132
     U.S. Government Income Portfolio (ValueMaster).........  134
     Money Market Portfolio (ValueMaster)...................  135
     Equity Portfolio Schedule of Investments
      (ValueMaster).........................................  136
     Small Cap Portfolio Schedule of Investments
      (ValueMaster).........................................  137
     Managed Portfolio Schedule of Investments
      (ValueMaster).........................................  138
     U.S. Government Income Portfolio Schedule of
      Investments (ValueMaster).............................  139
     Money Market Portfolio Schedule of Investments
      (ValueMaster).........................................  140
     Statements of Assets and Liabilities as of June 30,
      1998..................................................  141
     Statements of Operations as of June 30, 1998...........  142
     Statements of Changes in Net Assets....................  143
     NOTES TO FINANCIAL STATEMENTS..........................  144
     FINANCIAL HIGHLIGHTS...................................  147

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 1998 (UNAUDITED)

                                                                  VARIABLE LIFE
                                  ------------------------------------------------------------------------------
                                    EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                    GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                  SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                  ----------   ----------   ------------   ----------   -----------   ----------
             ASSETS
Investments at cost (Note 4)....  $ 690,738    $ 605,462     $ 151,450     $  61,641    $1,038,787    $  73,159
                                  =========    =========     =========     =========    ==========    =========
Investments in MONY Series Fund,
  Inc. at net asset value (Note
  2)............................  $ 902,727    $ 758,612     $ 156,568     $  69,179    $1,198,581    $  73,159
Amount due from MONY Series
  Fund, Inc. ...................        251          532           228             0           286          136
Amount due from MONY America....        189           70             0             0           327           56
                                  ---------    ---------     ---------     ---------    ----------    ---------
          Total assets..........    903,167      759,214       156,796        69,179     1,199,194       73,351
                                  ---------    ---------     ---------     ---------    ----------    ---------
          LIABILITIES
Amount due to MONY Series Fund,
  Inc. .........................        189           70             0             0           327           56
Amount due to MONY America......        251          532           228             0           286          136
                                  ---------    ---------     ---------     ---------    ----------    ---------
          Total liabilities.....        440          602           228             0           613          192
                                  ---------    ---------     ---------     ---------    ----------    ---------
Net assets......................  $ 902,727    $ 758,612     $ 156,568     $  69,179    $1,198,581    $  73,159
                                  =========    =========     =========     =========    ==========    =========
Net assets consist of:
  Contractholders' net
     payments...................  $ 531,146    $ 435,233     $ 187,265     $ 102,649    $  874,416    $ 194,332
  Cost of insurance withdrawals
     (Note 3)...................   (383,528)    (486,949)     (201,904)     (156,404)     (916,797)    (200,035)
  Undistributed net investment
     income.....................    303,927      443,853       171,505       103,801       791,252       78,862
  Accumulated net realized gain
     (loss) on investments......    239,193      213,325        (5,416)       11,595       289,916            0
  Unrealized appreciation of
     investments................    211,989      153,150         5,118         7,538       159,794            0
                                  ---------    ---------     ---------     ---------    ----------    ---------
Net assets......................  $ 902,727    $ 758,612     $ 156,568     $  69,179    $1,198,581    $  73,159
                                  =========    =========     =========     =========    ==========    =========
Number of units outstanding*....     14,392       12,131         6,432         2,145        26,889        3,982
                                  ---------    ---------     ---------     ---------    ----------    ---------
Net asset value per unit
  outstanding*..................  $   62.73    $   62.54     $   24.34     $   32.24    $    44.58    $   18.37
                                  =========    =========     =========     =========    ==========    =========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 1998 (UNAUDITED)

                                                                            VARIABLE UNIVERSAL LIFE
                                                -------------------------------------------------------------------------------
                                                INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY
                                                 TERM BOND        BOND      SECURITIES     MARKET       EQUITY       SMALL CAP
                                                 SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                ------------   ----------   ----------   ----------   -----------   -----------
                    ASSETS
Investments at cost (Note 4)..................    $327,692     $1,117,720    $485,666    $3,314,283   $21,357,437   $12,042,034
                                                  ========     ==========    ========    ==========   ===========   ===========
Investments in Enterprise Accumulation Trust
  at net asset value (Note 2).................    $      0     $        0    $      0    $        0   $24,287,314   $13,632,944
Investments in MONY Series Fund, Inc. at net
  asset value (Note 2)........................     327,335      1,167,798     489,467     3,314,283             0             0
Amount due from Enterprise Accumulation
  Trust.......................................           0              0           0             0         4,430         2,697
Amount due from MONY America..................           0         13,886           0        30,006        26,033        20,070
Amount due from MONY Series Fund, Inc.........         712            314          54           308             0             0
                                                  --------     ----------    --------    ----------   -----------   -----------
        Total assets..........................     328,047      1,181,998     489,521     3,344,597    24,317,777    13,655,711
                                                  --------     ----------    --------    ----------   -----------   -----------
                 LIABILITIES
Amount due to Enterprise Accumulation Trust...           0              0           0             0        26,033        20,070
Amount due to MONY America....................         712            314          54           308         4,430         2,697
Amount due to MONY Series Fund, Inc...........           0         13,886           0        30,006             0             0
                                                  --------     ----------    --------    ----------   -----------   -----------
        Total liabilities.....................         712         14,200          54        30,314        30,463        22,767
                                                  --------     ----------    --------    ----------   -----------   -----------
Net assets....................................    $327,335     $1,167,798    $489,467    $3,314,283   $24,287,314   $13,632,944
                                                  ========     ==========    ========    ==========   ===========   ===========
Net assets consist of:
  Contractholders' net payments...............    $349,618     $1,149,831    $532,002    $3,574,764   $22,241,943   $11,737,561
  Cost of insurance withdrawals (Note 3)......     (43,218)      (167,996)    (91,027)     (544,035)   (2,948,581)   (1,239,409)
  Undistributed net investment income.........      19,742         96,924      31,146       283,554       462,899       664,950
  Accumulated net realized gain on
    investments...............................       1,550         38,961      13,545             0     1,601,176       878,932
  Unrealized appreciation (depreciation) of
    investments...............................        (357)        50,078       3,801             0     2,929,877     1,590,910
                                                  --------     ----------    --------    ----------   -----------   -----------
Net assets....................................    $327,335     $1,167,798    $489,467    $3,314,283   $24,287,314   $13,632,944
                                                  ========     ==========    ========    ==========   ===========   ===========
Number of units outstanding*..................      26,601         81,736      40,623       285,756     1,084,383       656,312
                                                  --------     ----------    --------    ----------   -----------   -----------
Net asset value per unit outstanding*.........    $  12.31     $    14.29    $  12.05    $    11.60   $     22.40   $     20.77
                                                  ========     ==========    ========    ==========   ===========   ===========

                                                         VARIABLE UNIVERSAL LIFE
                                                -----------------------------------------
                                                               INTERNATIONAL   HIGH YIELD
                                                  MANAGED         GROWTH          BOND
                                                 SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                ------------   -------------   ----------
                    ASSETS
Investments at cost (Note 4)..................  $ 71,066,712    $5,597,050     $2,681,287
                                                ============    ==========     ==========
Investments in Enterprise Accumulation Trust
  at net asset value (Note 2).................  $ 81,829,457    $5,989,695     $2,711,629
Investments in MONY Series Fund, Inc. at net
  asset value (Note 2)........................             0             0              0
Amount due from Enterprise Accumulation
  Trust.......................................        15,220           913          1,852
Amount due from MONY America..................        60,248         3,107            707
Amount due from MONY Series Fund, Inc.........             0             0              0
                                                ------------    ----------     ----------
        Total assets..........................    81,904,925     5,993,715      2,714,188
                                                ------------    ----------     ----------
                 LIABILITIES
Amount due to Enterprise Accumulation Trust...        60,248         3,107            707
Amount due to MONY America....................        15,220           913          1,852
Amount due to MONY Series Fund, Inc...........             0             0              0
                                                ------------    ----------     ----------
        Total liabilities.....................        75,468         4,020          2,559
                                                ------------    ----------     ----------
Net assets....................................  $ 81,829,457    $5,989,695     $2,711,629
                                                ============    ==========     ==========
Net assets consist of:
  Contractholders' net payments...............  $ 72,909,930    $6,015,809     $2,719,688
  Cost of insurance withdrawals (Note 3)......   (10,471,466)     (773,836)      (338,204)
  Undistributed net investment income.........     2,454,353        96,926        242,896
  Accumulated net realized gain on
    investments...............................     6,173,895       258,151         56,907
  Unrealized appreciation (depreciation) of
    investments...............................    10,762,745       392,645         30,342
                                                ------------    ----------     ----------
Net assets....................................  $ 81,829,457    $5,989,695     $2,711,629
                                                ============    ==========     ==========
Number of units outstanding*..................     3,607,673       377,353        185,146
                                                ------------    ----------     ----------
Net asset value per unit outstanding*.........  $      22.68    $    15.87     $    14.65
                                                ============    ==========     ==========

---------------
* Units outstanding have been rounded for presentation purposes.
                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

                 FOR THE PERIOD ENDED JUNE 30, 1998 (UNAUDITED)

                                                              VARIABLE LIFE
                              ------------------------------------------------------------------------------
                                EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                              SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                              ----------   ----------   ------------   ----------   -----------   ----------
Dividend income.............   $138,442     $118,315       $8,132        $3,912      $ 261,166      $1,905
Mortality and expense risk
  charges (Note 3)..........     (2,536)      (2,220)        (461)         (206)        (3,420)       (219)
                               --------     --------       ------        ------      ---------      ------
Net investment income.......    135,906      116,095        7,671         3,706        257,746       1,686
                               --------     --------       ------        ------      ---------      ------
Realized and unrealized gain
  on investments (Note 2):
  Proceeds from sales.......     36,894       30,004       10,111         7,446        100,513       7,713
  Cost of shares sold.......    (22,002)     (17,866)      (9,532)       (6,660)       (66,788)     (7,713)
                               --------     --------       ------        ------      ---------      ------
Net realized gain on
  investments...............     14,892       12,138          579           786         33,725           0
Net decrease in unrealized
  appreciation of
  investments...............    (39,898)     (65,096)      (3,255)         (962)      (144,774)          0
                               --------     --------       ------        ------      ---------      ------
Net realized and unrealized
  loss on investments.......    (25,006)     (52,958)      (2,676)         (176)      (111,049)          0
                               --------     --------       ------        ------      ---------      ------
Net increase in net assets
  resulting from
  operations................   $110,900     $ 63,137       $4,995        $3,530      $ 146,697      $1,686
                               ========     ========       ======        ======      =========      ======

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                 FOR THE PERIOD ENDED JUNE 30, 1998 (UNAUDITED)

                                                                        VARIABLE UNIVERSAL LIFE
                                    -----------------------------------------------------------------------------------------------
                                    INTERMEDIATE   LONG TERM    GOVERNMENT      MONEY
                                     TERM BOND        BOND      SECURITIES      MARKET        EQUITY       SMALL CAP      MANAGED
                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                    ------------   ----------   ----------   ------------   -----------   -----------   -----------
Dividend income..................     $ 14,696     $  53,185    $  18,282    $     71,134   $         0   $         0   $         0
Mortality and expense risk
  charges (Note 3)...............       (1,051)       (3,568)      (1,660)        (10,171)      (76,008)      (40,883)     (265,268)
                                      --------     ---------    ---------    ------------   -----------   -----------   -----------
Net investment income (loss).....       13,645        49,617       16,622          60,963       (76,008)      (40,883)     (265,268)
                                      --------     ---------    ---------    ------------   -----------   -----------   -----------
Realized and unrealized gain on
  investments (Note 2):
  Proceeds from sales............       40,740       276,713      171,180      11,544,812     2,634,266     1,549,975     7,943,371
  Cost of shares sold............      (40,118)     (245,997)    (163,607)    (11,544,812)   (1,977,458)   (1,054,122)   (5,512,846)
                                      --------     ---------    ---------    ------------   -----------   -----------   -----------
Net realized gain on
  investments....................          622        30,716        7,573               0       656,808       495,853     2,430,525
Net increase (decrease) in
  unrealized appreciation of
  investments....................       (5,617)      (27,923)     (12,537)              0     1,564,547       948,364     5,395,363
                                      --------     ---------    ---------    ------------   -----------   -----------   -----------
Net realized and unrealized gain
  (loss) on investments..........       (4,995)        2,793       (4,964)              0     2,221,355     1,444,217     7,825,888
                                      --------     ---------    ---------    ------------   -----------   -----------   -----------
Net increase in net assets
  resulting from operations......     $  8,650     $  52,410    $  11,658    $     60,963   $ 2,145,347   $ 1,403,334   $ 7,560,620
                                      ========     =========    =========    ============   ===========   ===========   ===========

                                    VARIABLE UNIVERSAL LIFE
                                   --------------------------
                                   INTERNATIONAL   HIGH YIELD
                                      GROWTH          BOND
                                    SUBACCOUNT     SUBACCOUNT
                                   -------------   ----------
Dividend income..................    $       0     $  90,721
Mortality and expense risk
  charges (Note 3)...............      (18,787)       (8,762)
                                     ---------     ---------
Net investment income (loss).....      (18,787)       81,959
                                     ---------     ---------
Realized and unrealized gain on
  investments (Note 2):
  Proceeds from sales............      725,269       369,346
  Cost of shares sold............     (632,167)     (348,740)
                                     ---------     ---------
Net realized gain on
  investments....................       93,102        20,606
Net increase (decrease) in
  unrealized appreciation of
  investments....................      500,168        (8,414)
                                     ---------     ---------
Net realized and unrealized gain
  (loss) on investments..........      593,270        12,192
                                     ---------     ---------
Net increase in net assets
  resulting from operations......    $ 574,483     $  94,151
                                     =========     =========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                      VARIABLE LIFE
                                 ---------------------------------------------------------------------------------------
                                        EQUITY GROWTH                 EQUITY INCOME               INTERMEDIATE TERM
                                         SUBACCOUNT                    SUBACCOUNT                  BOND SUBACCOUNT
                                 ---------------------------   ---------------------------   ---------------------------
                                 FOR THE SIX      FOR THE      FOR THE SIX      FOR THE      FOR THE SIX      FOR THE
                                 MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED
                                   JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                     1998           1997           1998           1997           1998           1997
                                 ------------   ------------   ------------   ------------   ------------   ------------
                                 (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income........    $135,906       $ 53,040       $116,095      $  76,627       $  7,671       $  9,374
  Net realized gain on
    investments................      14,892         33,607         12,138         84,704            579          1,672
  Net increase (decrease) in
    unrealized appreciation of
    investments................     (39,898)       101,936        (65,096)        32,332         (3,255)           288
                                   --------       --------       --------      ---------       --------       --------
Net increase in net assets
  resulting from operations....     110,900        188,583         63,137        193,663          4,995         11,334
                                   --------       --------       --------      ---------       --------       --------
From unit transactions:
  Net proceeds from the
    issuance of units..........      27,757         35,646         15,141         39,172          4,591          8,194
  Net asset value of units
    redeemed or used to meet
    contract obligations.......     (34,064)       (59,621)       (25,326)      (193,625)        (9,555)       (40,032)
                                   --------       --------       --------      ---------       --------       --------
Net decrease from unit
  transactions.................      (6,307)       (23,975)       (10,185)      (154,453)        (4,964)       (31,838)
                                   --------       --------       --------      ---------       --------       --------
Net increase (decrease) in net
  assets.......................     104,593        164,608         52,952         39,210             31        (20,504)
Net assets beginning of
  period.......................     798,134        633,526        705,660        666,450        156,537        177,041
                                   --------       --------       --------      ---------       --------       --------
Net assets end of period*......    $902,727       $798,134       $758,612      $ 705,660       $156,568       $156,537
                                   ========       ========       ========      =========       ========       ========
Units outstanding beginning of
  period.......................      14,506         14,958         12,292         15,149          6,639          8,041
Units issued during the
  period.......................         457            747            254            783            193            362
Units redeemed during the
  period.......................        (571)        (1,199)          (415)        (3,640)          (400)        (1,764)
                                   --------       --------       --------      ---------       --------       --------
Units outstanding end of
  period.......................      14,392         14,506         12,131         12,292          6,432          6,639
                                   ========       ========       ========      =========       ========       ========
---------------
* Includes undistributed net
  investment income of:            $303,927       $168,021       $443,853      $ 327,758       $171,505       $163,834

                                                                      VARIABLE LIFE
                                 ---------------------------------------------------------------------------------------
                                          LONG TERM                    DIVERSIFIED                  MONEY MARKET
                                       BOND SUBACCOUNT                 SUBACCOUNT                    SUBACCOUNT
                                 ---------------------------   ---------------------------   ---------------------------
                                 FOR THE SIX      FOR THE      FOR THE SIX      FOR THE      FOR THE SIX      FOR THE
                                 MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED
                                   JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                     1998           1997           1998           1997           1998           1997
                                 ------------   ------------   ------------   ------------   ------------   ------------
                                 (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income........    $  3,706       $  5,147      $  257,746     $   77,745      $ 1,686        $  3,689
  Net realized gain on
    investments................         786          3,780          33,725        100,092            0               0
  Net increase (decrease) in
    unrealized appreciation of
    investments................        (962)           649        (144,774)        59,772            0               0
                                   --------       --------      ----------     ----------      -------        --------
Net increase in net assets
  resulting from operations....       3,530          9,576         146,697        237,609        1,686           3,689
                                   --------       --------      ----------     ----------      -------        --------
From unit transactions:
  Net proceeds from the
    issuance of units..........       1,218          4,547          32,883         77,730        3,352           6,471
  Net asset value of units
    redeemed or used to meet
    contract obligations.......      (7,124)       (37,821)        (92,162)      (287,917)      (7,442)        (19,886)
                                   --------       --------      ----------     ----------      -------        --------
Net decrease from unit
  transactions.................      (5,906)       (33,274)        (59,279)      (210,187)      (4,090)        (13,415)
                                   --------       --------      ----------     ----------      -------        --------
Net increase (decrease) in net
  assets.......................      (2,376)       (23,698)         87,418         27,422       (2,404)         (9,726)
Net assets beginning of
  period.......................      71,555         95,253       1,111,163      1,083,741       75,563          85,289
                                   --------       --------      ----------     ----------      -------        --------
Net assets end of period*......    $ 69,179       $ 71,555      $1,198,581     $1,111,163      $73,159        $ 75,563
                                   ========       ========      ==========     ==========      =======        ========
Units outstanding beginning of
  period.......................       2,334          3,504          28,291         34,279        4,207           4,970
Units issued during the
  period.......................          39            165             788          2,219          185             368
Units redeemed during the
  period.......................        (228)        (1,335)         (2,190)        (8,207)        (410)         (1,131)
                                   --------       --------      ----------     ----------      -------        --------
Units outstanding end of
  period.......................       2,145          2,334          26,889         28,291        3,982           4,207
                                   ========       ========      ==========     ==========      =======        ========
---------------
* Includes undistributed net
  investment income of:            $103,801       $100,095      $  791,252     $  533,506      $78,862        $ 77,176

                       See notes to financial statements.

                                   MONY AMERICA

                                VARIABLE ACCOUNT L

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                     VARIABLE UNIVERSAL LIFE
                                     ---------------------------------------------------------------------------------------
                                          INTERMEDIATE TERM                 LONG TERM                    GOVERNMENT
                                                BOND                          BOND                       SECURITIES
                                             SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                     ---------------------------   ---------------------------   ---------------------------
                                     FOR THE SIX      FOR THE      FOR THE SIX      FOR THE      FOR THE SIX      FOR THE
                                     MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED
                                       JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                         1998           1997           1998           1997           1998           1997
                                     ------------   ------------   ------------   ------------   ------------   ------------
                                     (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income............    $ 13,645       $  5,087      $   49,617     $  36,542      $  16,622      $  11,060
  Net realized gain on
    investments....................         622          1,269          30,716         6,284          7,573          4,933
  Net increase (decrease) in
    unrealized appreciation
    of investments.................      (5,617)         3,027         (27,923)       56,115        (12,537)         9,241
                                       --------       --------      ----------     ---------      ---------      ---------
Net increase in net assets
  resulting from operations........       8,650          9,383          52,410        98,941         11,658         25,234
                                       --------       --------      ----------     ---------      ---------      ---------
From unit transactions:
  Net proceeds from the issuance of
    units..........................     118,343        172,340         400,847       471,749        122,700        288,293
  Net asset value of units redeemed
    or used to meet contract
    obligations....................     (34,023)       (38,182)       (233,921)     (236,759)      (143,296)      (107,779)
                                       --------       --------      ----------     ---------      ---------      ---------
Net increase (decrease) from unit
  transactions.....................      84,320        134,158         166,926       234,990        (20,596)       180,514
                                       --------       --------      ----------     ---------      ---------      ---------
Net increase (decrease) in net
  assets...........................      92,970        143,541         219,336       333,931         (8,938)       205,748
Net assets beginning of period.....     234,365         90,824         948,462       614,531        498,405        292,657
                                       --------       --------      ----------     ---------      ---------      ---------
Net assets end of period*..........    $327,335       $234,365      $1,167,798     $ 948,462      $ 489,467      $ 498,405
                                       ========       ========      ==========     =========      =========      =========
Units outstanding beginning of
  period...........................      19,650          8,138          69,779        50,910         42,420         26,498
Units issued during the period.....       9,749         14,831          28,804        37,613         10,316         25,322
Units redeemed during the period...      (2,798)        (3,319)        (16,847)      (18,744)       (12,113)        (9,400)
                                       --------       --------      ----------     ---------      ---------      ---------
Units outstanding end of period....      26,601         19,650          81,736        69,779         40,623         42,420
                                       ========       ========      ==========     =========      =========      =========
---------------
* Includes undistributed net
  investment income of:                $ 19,742       $  6,097      $   96,924     $  47,307      $  31,146      $  14,524

                                       VARIABLE UNIVERSAL LIFE
                                     ---------------------------
                                                MONEY
                                               MARKET
                                             SUBACCOUNT
                                     ---------------------------
                                     FOR THE SIX      FOR THE
                                     MONTHS ENDED    YEAR ENDED
                                       JUNE 30,     DECEMBER 31,
                                         1998           1997
                                     ------------   ------------
                                     (UNAUDITED)
From operations:
  Net investment income............  $    60,963    $    115,801
  Net realized gain on
    investments....................            0               0
  Net increase (decrease) in
    unrealized appreciation
    of investments.................            0               0
                                     -----------    ------------
Net increase in net assets
  resulting from operations........       60,963         115,801
                                     -----------    ------------
From unit transactions:
  Net proceeds from the issuance of
    units..........................    9,315,113      20,219,389
  Net asset value of units redeemed
    or used to meet contract
    obligations....................   (9,760,467)    (20,985,756)
                                     -----------    ------------
Net increase (decrease) from unit
  transactions.....................     (445,354)       (766,367)
                                     -----------    ------------
Net increase (decrease) in net
  assets...........................     (384,391)       (650,566)
Net assets beginning of period.....    3,698,674       4,349,240
                                     -----------    ------------
Net assets end of period*..........  $ 3,314,283    $  3,698,674
                                     ===========    ============
Units outstanding beginning of
  period...........................      325,979         400,565
Units issued during the period.....      810,944       1,818,649
Units redeemed during the period...     (851,167)     (1,893,235)
                                     -----------    ------------
Units outstanding end of period....      285,756         325,979
                                     ===========    ============
---------------
* Includes undistributed net
  investment income of:              $   283,554    $    222,591

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                            VARIABLE UNIVERSAL LIFE (CONTINUED)
                                  ---------------------------------------------------------------------------------------

                                            EQUITY                                                      MANAGED
                                          SUBACCOUNT               SMALL CAP SUBACCOUNT               SUBACCOUNT
                                  ---------------------------   ---------------------------   ---------------------------
                                  FOR THE SIX      FOR THE      FOR THE SIX      FOR THE      FOR THE SIX      FOR THE
                                  MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED
                                    JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                      1998           1997           1998           1997           1998           1997
                                  ------------   ------------   ------------   ------------   ------------   ------------
                                  (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income
    (loss)......................  $   (76,008)   $   467,545    $   (40,883)   $   660,447    $  (265,268)   $ 2,400,789
  Net realized gain on
    investments.................      656,808        746,120        495,853        342,745      2,430,525      2,836,432
  Net increase (decrease) in
    unrealized appreciation of
    investments.................    1,564,547        984,236        948,364        568,217      5,395,363      3,108,829
                                  -----------    -----------    -----------    -----------    -----------    -----------
Net increase in net assets
  resulting from operations.....    2,145,347      2,197,901      1,403,334      1,571,409      7,560,620      8,346,050
                                  -----------    -----------    -----------    -----------    -----------    -----------
From unit transactions:
  Net proceeds from the issuance
    of units....................    7,970,494     11,812,002      5,176,331      5,248,401     21,000,033     36,238,986
  Net asset value of units
    redeemed or used to meet
    contract obligations........   (2,311,325)    (2,656,849)    (1,131,446)    (1,072,152)    (6,800,197)    (9,726,108)
                                  -----------    -----------    -----------    -----------    -----------    -----------
Net increase from unit
  transactions..................    5,659,169      9,155,153      4,044,885      4,176,249     14,199,836     26,512,878
                                  -----------    -----------    -----------    -----------    -----------    -----------
Net increase in net assets......    7,804,516     11,353,054      5,448,219      5,747,658     21,760,456     34,858,928
Net assets beginning of
  period........................   16,482,798      5,129,744      8,184,725      2,437,067     60,069,001     25,210,073
                                  -----------    -----------    -----------    -----------    -----------    -----------
Net assets end of period*.......  $24,287,314    $16,482,798    $13,632,944    $ 8,184,725    $81,829,457    $60,069,001
                                  ===========    ===========    ===========    ===========    ===========    ===========
Units outstanding beginning of
  period........................      821,090        319,002        449,403        191,743      2,954,670      1,532,486
Units issued during the
  period........................      371,149        647,931        264,383        326,703        966,250      1,945,611
Units redeemed during the
  period........................     (107,856)      (145,843)       (57,474)       (69,043)      (313,247)      (523,427)
                                  -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding end of
  period........................    1,084,383        821,090        656,312        449,403      3,607,673      2,954,670
                                  ===========    ===========    ===========    ===========    ===========    ===========

---------------
* Includes undistributed net
  investment income of:           $   462,899    $   538,907    $   664,950    $   705,833    $ 2,454,353    $ 2,719,621

                                             VARIABLE UNIVERSAL LIFE (CONTINUED)
                                  ---------------------------------------------------------
                                         INTERNATIONAL                  HIGH YIELD
                                            GROWTH                         BOND
                                          SUBACCOUNT                    SUBACCOUNT
                                  ---------------------------   ---------------------------
                                  FOR THE SIX      FOR THE      FOR THE SIX      FOR THE
                                  MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED
                                    JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                      1998           1997           1998           1997
                                  ------------   ------------   ------------   ------------
                                  (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income
    (loss)......................   $  (18,787)    $   98,833     $   81,959     $  111,190
  Net realized gain on
    investments.................       93,102        135,511         20,606         35,931
  Net increase (decrease) in
    unrealized appreciation of
    investments.................      500,168       (204,105)        (8,414)        12,532
                                   ----------     ----------     ----------     ----------
Net increase in net assets
  resulting from operations.....      574,483         30,239         94,151        159,653
                                   ----------     ----------     ----------     ----------
From unit transactions:
  Net proceeds from the issuance
    of units....................    1,952,718      3,034,936        928,475      1,268,282
  Net asset value of units
    redeemed or used to meet
    contract obligations........     (616,760)      (717,365)      (250,716)      (319,664)
                                   ----------     ----------     ----------     ----------
Net increase from unit
  transactions..................    1,335,958      2,317,571        677,759        948,618
                                   ----------     ----------     ----------     ----------
Net increase in net assets......    1,910,441      2,347,810        771,910      1,108,271
Net assets beginning of
  period........................    4,079,254      1,731,444      1,939,719        831,448
                                   ----------     ----------     ----------     ----------
Net assets end of period*.......   $5,989,695     $4,079,254     $2,711,629     $1,939,719
                                   ==========     ==========     ==========     ==========
Units outstanding beginning of
  period........................      290,466        128,820        138,275         66,709
Units issued during the
  period........................      127,685        211,751         64,149         95,695
Units redeemed during the
  period........................      (40,798)       (50,105)       (17,278)       (24,129)
                                   ----------     ----------     ----------     ----------
Units outstanding end of
  period........................      377,353        290,466        185,146        138,275
                                   ==========     ==========     ==========     ==========
---------------
* Includes undistributed net
  investment income of:            $   96,926     $  115,713     $  242,896     $  160,937

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life Insurance (Strategist), Variable Universal Life (MONYEquity Master) and Corporate Sponsored Variable Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of The Mutual Life Insurance Company of New York ("MONY"). For presentation purposes, the information related to the Variable Life and Variable Universal Life Insurance policies are presented here.

     There are currently six Variable Life Subaccounts and nine Variable Univeral Life Subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund") or the Enterprise Accumulation Trust ("Enterprise") (collectively, the "Funds"). The subaccounts of the Variable Universal Life commenced operations during 1995. The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

     A full presentation of the related financial statements and footnotes of the Fund and Enterprise are contained on pages 60 to 93 and 95 to 126, respectively, and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investment:

     The investment in shares of each of the respective portfolios is stated at value which is the net asset values of the Funds. Except for the Money Market Portfolios, net asset values are based upon market quotations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolios, the net asset values are based on amortized cost of the securities held which approximates value.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders are deducted on each monthly date from the cash value of the contract to compensate MONY America. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Variable Life and Variable Universal Subaccounts for 1998 aggregated $7,530,394.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of .60 percent (for the Variable Life Subaccounts) and .75 percent (for the Variable Universal

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS (CONTINUED)

Life Subaccounts) of aggregate average daily net assets. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENTS

     Investments in Variable Life at cost, at June 30, 1998 (unaudited) consist of the following:

                                                            MONY SERIES FUND, INC.
                                  --------------------------------------------------------------------------
                                   EQUITY      EQUITY     INTERMEDIATE   LONG TERM                   MONEY
                                   GROWTH      INCOME      TERM BOND       BOND      DIVERSIFIED    MARKET
                                  PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                  ---------   ---------   ------------   ---------   -----------   ---------
Shares beginning of period:
  Shares........................    22,121      26,039        14,077        5,245        53,914      75,563
  Amount........................  $546,247    $487,414      $148,164     $ 63,055    $  806,595    $ 75,563
                                  --------    --------      --------     --------    ----------    --------
Shares acquired:
  Shares........................       796         654           423          100         1,963       3,404
  Amount........................  $ 28,051    $ 17,599      $  4,686     $  1,334    $   37,814    $  3,404

Shares received for reinvestment
  of dividends:
  Shares........................     4,089       4,582           759          300        14,780       1,905
  Amount........................  $138,442    $118,315      $  8,132     $  3,912    $  261,166    $  1,905

Shares redeemed:
  Shares........................    (1,073)     (1,135)         (922)        (551)       (5,233)     (7,713)
  Amount........................  $(22,002)   $(17,866)     $ (9,532)    $ (6,660)   $  (66,788)   $ (7,713)
                                  --------    --------      --------     --------    ----------    --------
Net change:
  Shares........................     3,812       4,101           260         (151)       11,510      (2,404)
  Amount........................  $144,491    $118,048      $  3,286     $ (1,414)   $  232,192    $ (2,404)
                                  --------    --------      --------     --------    ----------    --------
Shares end of period:
  Shares........................    25,933      30,140        14,337        5,094        65,424      73,159
  Amount........................  $690,738    $605,462      $151,450     $ 61,641    $1,038,787    $ 73,159
                                  ========    ========      ========     ========    ==========    ========

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS (CONTINUED)

     Investments in Variable Universal Life at cost, at June 30, 1998 (unaudited) consist of the following:

                                      MONY SERIES FUND, INC.
                       -----------------------------------------------------
                       INTERMEDIATE      LONG
                           TERM          TERM      GOVERNMENT      MONEY
                           BOND          BOND      SECURITIES      MARKET
                        PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
                       ------------   ----------   ----------   ------------
Shares beginning of
  period:
  Shares.............      21,076     $   69,535      45,767       3,698,674
  Amount.............    $229,105     $  870,461   $ 482,067    $  3,698,674
                         --------     ----------   ---------    ------------
Shares acquired:
  Shares.............      11,212         32,608      13,757      11,089,287
  Amount.............    $124,009     $  440,071   $ 148,924    $ 11,089,287
Shares received for
  reinvestment of
  dividends:
  Shares.............       1,372          4,085       1,728          71,134
  Amount.............    $ 14,696     $   53,185   $  18,282    $     71,134

Shares redeemed:
  Shares.............      (3,684)       (20,234)    (15,763)    (11,544,812)
  Amount.............    $(40,118)    $ (245,997)  $(163,607)   $(11,544,812)
                         --------     ----------   ---------    ------------
Net change:
  Shares.............       8,900         16,459        (278)       (384,391)
  Amount.............    $ 98,587     $  247,259   $   3,599    $   (384,391)
                         --------     ----------   ---------    ------------
Shares end of period:
  Shares.............      29,976         85,994      45,489       3,314,283
  Amount.............    $327,692     $1,117,720   $ 485,666    $  3,314,283
                         ========     ==========   =========    ============

                                          ENTERPRISE ACCUMULATION TRUST
                       --------------------------------------------------------------------
                                                                                   HIGH
                                                                 INTERNATIONAL     YIELD
                         EQUITY       SMALL CAP      MANAGED        GROWTH         BOND
                        PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
                       -----------   -----------   -----------   -------------   ----------
Shares beginning of
  period:
  Shares.............      469,730       306,544     1,473,001       660,074        339,706
  Amount.............  $15,117,468   $ 7,542,179   $54,701,619    $4,186,777     $1,900,963
                       -----------   -----------   -----------    ----------     ----------
Shares acquired:
  Shares.............      218,389       192,950       499,841       303,244        179,136
  Amount.............  $ 8,217,427   $ 5,553,977   $21,877,939    $2,042,440     $1,038,343
Shares received for
  reinvestment of
  dividends:
  Shares.............            0             0             0             0         15,654
  Amount.............  $         0   $         0   $         0    $        0     $   90,721

Shares redeemed:
  Shares.............      (69,964)      (53,390)     (180,695)     (108,867)       (63,727)
  Amount.............  $(1,977,458)  $(1,054,122)  $(5,512,846)   $ (632,167)    $ (348,740)
                       -----------   -----------   -----------    ----------     ----------
Net change:
  Shares.............      148,425       139,560       319,146       194,377        131,063
  Amount.............  $ 6,239,969   $ 4,499,855   $16,365,093    $1,410,273     $  780,324
                       -----------   -----------   -----------    ----------     ----------
Shares end of period:
  Shares.............      618,155       446,104     1,792,147       854,451        470,769
  Amount.............  $21,357,437   $12,042,034   $71,066,712    $5,597,050     $2,681,287
                       ===========   ===========   ===========    ==========     ==========

                                      MONY
                               VARIABLE ACCOUNT L
                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 1998 (UNAUDITED)

                                                                           VARIABLE LIFE
                                           ------------------------------------------------------------------------------
                                             EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                             GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                           SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                           ----------   ----------   ------------   ----------   -----------   ----------
ASSETS
Investments at cost (Note 4).............   $ 76,855     $ 44,451      $  6,969      $ 13,388     $ 76,835      $ 29,988
                                            ========     ========      ========      ========     ========      ========
Investments in MONY Series Fund, Inc. at
  net asset value (Note 2)...............   $ 92,008     $ 48,716      $  7,250      $ 15,486     $ 90,699      $ 29,988
Amount due from MONY.....................          6            6             0             6            0             2
Amount due from MONY Series Fund, Inc....         99           95             0            75            0            22
                                            --------     --------      --------      --------     --------      --------
          Total assets...................     92,113       48,817         7,250        15,567       90,699        30,012
                                            --------     --------      --------      --------     --------      --------
LIABILITIES
Amount due to MONY.......................         99           95             0            75            0            22
Amount due to MONY Series Fund, Inc......          6            6             0             6            0             2
                                            --------     --------      --------      --------     --------      --------
          Total liabilities..............        105          101             0            81            0            24
                                            --------     --------      --------      --------     --------      --------
Net assets...............................   $ 92,008     $ 48,716      $  7,250      $ 15,486     $ 90,699      $ 29,988
                                            ========     ========      ========      ========     ========      ========
Net assets consist of:
  Contractholders' net payments..........   $ 77,437     $ 49,150      $  9,371      $ 16,526     $ 68,145      $ 51,465
  Cost of insurance withdrawals
     (Note 3)............................    (54,612)     (34,872)      (13,010)      (35,921)     (38,650)      (47,441)
  Undistributed net investment income....     27,651       19,990         9,500        27,484       41,906        25,964
  Accumulated net realized gain on
     investments.........................     26,379       10,183         1,108         5,299        5,434             0
  Unrealized appreciation of
     investments.........................     15,153        4,265           281         2,098       13,864             0
                                            --------     --------      --------      --------     --------      --------
Net assets...............................   $ 92,008     $ 48,716      $  7,250      $ 15,486     $ 90,699      $ 29,988
                                            ========     ========      ========      ========     ========      ========
Number of units outstanding*.............      1,854          999           329           565        2,349         1,700
                                            --------     --------      --------      --------     --------      --------
Net asset value per unit outstanding*....   $  49.62     $  48.75      $  22.05      $  27.42     $  38.61      $  17.64
                                            ========     ========      ========      ========     ========      ========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 1998 (UNAUDITED)

                                                                      VARIABLE UNIVERSAL LIFE
                                     ------------------------------------------------------------------------------------------
                                     GOVERNMENT   INTERMEDIATE   LONG TERM      MONEY
                                     SECURITIES    TERM BOND        BOND        MARKET       EQUITY     SMALL CAP     MANAGED
                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                     ----------   ------------   ----------   ----------   ----------   ----------   ----------
ASSETS
Investments at cost (Note 4).......   $17,473       $19,794       $74,583      $161,732    $1,913,302    $671,057    $3,681,762
                                      =======       =======       =======      ========    ==========    ========    ==========
Investments in Enterprise
  Accumulation Trust at net asset
  value (Note 2)...................   $     0       $     0       $     0      $      0    $2,052,887    $710,292    $3,946,212
Investments in MONY Series Fund,
  Inc. at net asset value
  (Note 2).........................    17,562        20,019        76,403       161,732            0            0            0
Amount due from MONY...............         0             0         1,719         1,467        5,102        3,213       10,400
Amount due from MONY Series Fund,
  Inc..............................         9             0            80             0            0            0            0
Amount due from Enterprise
  Accumulation Trust...............         0             0             0             0          913          496        1,701
                                      -------       -------       -------      --------    ----------    --------    ----------
        Total assets...............    17,571        20,019        78,202       163,199    2,058,902      714,001    3,958,313
                                      -------       -------       -------      --------    ----------    --------    ----------
LIABILITIES
Amount due to MONY.................         9             0            80             0          913          496        1,701
Amount due to MONY Series Fund,
  Inc..............................         0             0         1,719         1,467            0            0            0
Amount due to Enterprise
  Accumulation Trust...............         0             0             0             0        5,102        3,213       10,400
                                      -------       -------       -------      --------    ----------    --------    ----------
        Total liabilities..........         9             0         1,799         1,467        6,015        3,709       12,101
                                      -------       -------       -------      --------    ----------    --------    ----------
Net assets.........................   $17,562       $20,019       $76,403      $161,732    $2,052,887    $710,292    $3,946,212
                                      =======       =======       =======      ========    ==========    ========    ==========
Net assets consist of:
  Contractholders' net payments....   $20,281       $21,642       $78,754      $175,095    $2,040,735    $708,755    $3,916,024
  Cost of insurance withdrawals
    (Note 3).......................    (3,402)       (2,096)       (8,382)      (19,398)    (214,404)     (79,741)    (450,151)
  Undistributed net investment
    income.........................       500           166         3,514         6,035       30,651       16,751       88,292
  Accumulated net realized gain on
    investments....................        94            82           697             0       56,320       25,292      127,597
  Unrealized appreciation of
    investments....................        89           225         1,820             0      139,585       39,235      264,450
                                      -------       -------       -------      --------    ----------    --------    ----------
Net assets.........................   $17,562       $20,019       $76,403      $161,732    $2,052,887    $710,292    $3,946,212
                                      =======       =======       =======      ========    ==========    ========    ==========
Number of units outstanding*.......     1,617         1,815         6,503        15,054      145,807       41,794      269,002
                                      -------       -------       -------      --------    ----------    --------    ----------
Net asset value per unit
  outstanding*.....................   $ 10.86       $ 11.03       $ 11.75      $  10.74    $   14.08     $  17.00    $   14.67
                                      =======       =======       =======      ========    ==========    ========    ==========

                                      VARIABLE UNIVERSAL LIFE
                                     --------------------------
                                     INTERNATIONAL   HIGH YIELD
                                        GROWTH          BOND
                                      SUBACCOUNT     SUBACCOUNT
                                     -------------   ----------
ASSETS
Investments at cost (Note 4).......    $238,155       $173,873
                                       ========       ========
Investments in Enterprise
  Accumulation Trust at net asset
  value (Note 2)...................    $250,964       $174,180
Investments in MONY Series Fund,
  Inc. at net asset value
  (Note 2).........................           0              0
Amount due from MONY...............           0            842
Amount due from MONY Series Fund,
  Inc..............................           0              0
Amount due from Enterprise
  Accumulation Trust...............         168             47
                                       --------       --------
        Total assets...............     251,132        175,069
                                       --------       --------
LIABILITIES
Amount due to MONY.................         168             47
Amount due to MONY Series Fund,
  Inc..............................           0              0
Amount due to Enterprise
  Accumulation Trust...............           0            842
                                       --------       --------
        Total liabilities..........         168            889
                                       --------       --------
Net assets.........................    $250,964       $174,180
                                       ========       ========
Net assets consist of:
  Contractholders' net payments....    $256,585       $179,957
  Cost of insurance withdrawals
    (Note 3).......................     (30,056)       (17,979)
  Undistributed net investment
    income.........................       3,708          9,033
  Accumulated net realized gain on
    investments....................       7,918          2,862
  Unrealized appreciation of
    investments....................      12,809            307
                                       --------       --------
Net assets.........................    $250,964       $174,180
                                       ========       ========
Number of units outstanding*.......      21,151         14,644
                                       --------       --------
Net asset value per unit
  outstanding*.....................    $  11.87       $  11.89
                                       ========       ========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

                                                                            VARIABLE LIFE
                                            ------------------------------------------------------------------------------
                                              EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                              GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                            SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                            ----------   ----------   ------------   ----------   -----------   ----------
Dividend income...........................   $13,809      $ 7,362        $ 369         $ 844        $19,262      $   775
Mortality and expense risk charges
  (Note 3)................................      (254)        (139)         (21)          (45)          (254)         (89)
                                             -------      -------        -----         -----        -------      -------
Net investment income.....................    13,555        7,223          348           799         19,008          686
                                             -------      -------        -----         -----        -------      -------
Realized and unrealized gain (loss) on
  investments (Note 2):
  Proceeds from sales.....................     3,974        2,495          264           539          1,997        1,385
  Cost of shares sold.....................    (2,422)      (1,923)        (246)         (477)        (1,271)      (1,385)
                                             -------      -------        -----         -----        -------      -------
Net realized gain on investments..........     1,552          572           18            62            726            0
Net decrease in unrealized appreciation of
  investments.............................    (3,963)      (3,920)        (138)          (93)        (8,913)           0
                                             -------      -------        -----         -----        -------      -------
Net realized and unrealized loss on
  investments.............................    (2,411)      (3,348)        (120)          (31)        (8,187)           0
                                             -------      -------        -----         -----        -------      -------
Net increase in net assets resulting from
  operations..............................   $11,144      $ 3,875        $ 228         $ 768        $10,821      $   686
                                             =======      =======        =====         =====        =======      =======

                       See notes to financial statements.

                                      MONY
                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                 FOR THE PERIOD ENDED JUNE 30, 1998 (UNAUDITED)

                                                                             VARIABLE UNIVERSAL LIFE
                                                  ------------------------------------------------------------------------------
                                                  GOVERNMENT   INTERMEDIATE   LONG TERM       MONEY
                                                  SECURITIES    TERM BOND        BOND        MARKET        EQUITY     SMALL CAP
                                                  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                  ----------   ------------   ----------   -----------   ----------   ----------
Dividend income.................................   $   587       $   199       $  2,834    $    3,526    $       0     $      0
Mortality and expense risk charges (Note 3).....       (55)          (33)          (210)         (504)      (5,918)      (1,631)
                                                   -------       -------       --------    -----------   ---------     --------
Net investment income (loss)....................       532           166          2,624         3,022       (5,918)      (1,631)
                                                   -------       -------       --------    -----------   ---------     --------
Realized and unrealized gain (loss) on
  investments (Note 2):
  Proceeds from sales...........................     2,807         1,937         14,654     1,370,505      196,309       81,066
  Cost of shares sold...........................    (2,745)       (1,882)       (13,915)   (1,370,505)    (172,752)     (67,067)
                                                   -------       -------       --------    -----------   ---------     --------
Net realized gain on investments................        62            55            739             0       23,557       13,999
Net increase (decrease) in unrealized
  appreciation of investments...................      (213)          148           (482)            0      138,905       38,642
                                                   -------       -------       --------    -----------   ---------     --------
Net realized and unrealized gain (loss) on
  investments...................................      (151)          203            257             0      162,462       52,641
                                                   -------       -------       --------    -----------   ---------     --------
Net increase in net assets resulting from
  operations....................................   $   381       $   369       $  2,881    $    3,022    $ 156,544     $ 51,010
                                                   =======       =======       ========    ===========   =========     ========

                                                          VARIABLE UNIVERSAL LIFE
                                                  ---------------------------------------
                                                               INTERNATIONAL   HIGH YIELD
                                                   MANAGED        GROWTH          BOND
                                                  SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                  ----------   -------------   ----------
Dividend income.................................  $       0      $      0       $  5,163
Mortality and expense risk charges (Note 3).....    (11,726)         (773)          (499)
                                                  ---------      --------       --------
Net investment income (loss)....................    (11,726)         (773)         4,664
                                                  ---------      --------       --------
Realized and unrealized gain (loss) on
  investments (Note 2):
  Proceeds from sales...........................    405,759        43,043         17,661
  Cost of shares sold...........................   (332,978)      (41,595)       (16,490)
                                                  ---------      --------       --------
Net realized gain on investments................     72,781         1,448          1,171
Net increase (decrease) in unrealized
  appreciation of investments...................    261,151        23,027           (942)
                                                  ---------      --------       --------
Net realized and unrealized gain (loss) on
  investments...................................    333,932        24,475            229
                                                  ---------      --------       --------
Net increase in net assets resulting from
  operations....................................  $ 322,206      $ 23,702       $  4,893
                                                  =========      ========       ========

                       See notes to financial statements.

                                  MONY AMERICA
                               Variable Account L
                      STATEMENTS OF ASSETS AND LIABILITIES
                           June 30, 1998 (unaudited)


                                                                                Corporate Sponsored Variable Universal Life
                                                                          -------------------------------------------------------
                                                                             Money
                                                                             Market      Intermediate   Long Term     Government
                                                                           Subaccount     Subaccount    Subaccount    Subaccount
                                                                          ------------   ------------  ------------  ------------
                                     ASSETS
Investments at cost (Note 4) ...........................................     $188,214       $153,026      $177,441      $474,317
                                                                          ============   ============  ============  ============
Investments in MONY Series Fund, Inc. at net asset value (Note 2) ......     $188,214       $149,542      $177,161      $464,833
                                                                          ------------   ------------  ------------  ------------
Net assets .............................................................     $188,214       $149,542      $177,161      $464,833
                                                                          ============   ============  ============  ============
Net assets consist of:
  Contractholders' net payments ........................................     $247,915       $147,697      $171,508      $462,543
  Cost of insurance and mortality & expense risk withdrawals (Note 3) ..      (87,118)        (2,267)       (2,377)       (6,520)
  Undistributed net investment income ..................................       27,417          7,643         8,348        18,492
  Accumulated net realized loss on investments .........................            0            (47)          (38)         (198)
  Unrealized depreciation of investments ...............................            0         (3,484)         (280)       (9,484)
                                                                          ------------   ------------  ------------  ------------
Net assets .............................................................     $188,214       $149,542      $177,161      $464,833
                                                                          ============   ============  ============  ============
Number of units outstanding* ...........................................       18,063         14,546        16,805        45,526
                                                                          ------------   ------------  ------------  ------------
Net asset value per unit outstanding* ..................................       $10.42         $10.28        $10.54        $10.21
                                                                          ============   ============  ============  ============

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA
                               Variable Account L
                STATEMENTS OF ASSETS AND LIABILITIES (continued)
                            June 30, 1998 (unaudited)


                                                                      Corporate Sponsored Variable Universal Life (continued)
                                                                    ------------------------------------------------------------
                                                                                                       International  High Yield
                                                                      Equity     Small Cap   Managed       Growth       Bond
                                                                    Subaccount  Subaccount  Subaccount   Subaccount   Subaccount
                                                                    ----------  ----------  ----------   ----------   ----------
                               ASSETS

Investments at cost (Note 4) .....................................    $20,399    $405,930    $816,018     $204,491     $366,620
                                                                    ==========  ==========  ==========   ==========   ==========
Investments in Enterprise Accumulation Trust at net asset value
  (Note 2) .......................................................    $23,508    $425,854    $842,584     $216,299     $364,888
                                                                    ----------  ----------  ----------   ----------   ----------
Net assets .......................................................    $23,508    $425,854    $842,584     $216,299     $364,888
                                                                    ==========  ==========  ==========   ==========   ==========
Net assets consist of:
  Contractholders' net payments ..................................    $16,329    $392,245    $808,663     $204,939     $360,773
  Cost of insurance and mortality & expense risk withdrawals
  (Note 3) .......................................................     (2,388)     (6,220)    (12,757)      (3,810)      (4,821)
  Undistributed net investment income ............................        431      17,837      19,108        3,248       10,545
  Accumulated net realized gain on investments ...................      6,027       2,068       1,004          114          123
  Unrealized appreciation (depreciation) of investments ..........      3,109      19,924      26,566       11,808       (1,732)
                                                                    ----------  ----------  ----------   ----------   ----------
Net assets .......................................................    $23,508    $425,854    $842,584     $216,299     $364,888
                                                                    ==========  ==========  ==========   ==========   ==========
Number of units outstanding* .....................................      1,938      33,047      72,089       20,990       33,046
                                                                    ----------  ----------  ----------   ----------   ----------
Net asset value per unit outstanding* ............................     $12.13      $12.89      $11.69       $10.31       $11.04
                                                                    ==========  ==========  ==========   ==========   ==========

* Units outstanding have been rounded for presentation purposes

                       See notes to financial statements.

                                  MONY AMERICA
                               Variable Account L
                STATEMENTS OF ASSETS AND LIABILITIES (continued)
                           June 30, 1998 (unaudited)


                                                                        Corporate Sponsored Variable Universal Life (continued)
                                                                         -----------------------------------------------------
                                                                           Capital     Small Company     Stock         Hard
                                                                         Appreciation      Stock         Index        Assets
                                                                          Subaccount     Subaccount    Subaccount   Subaccount
                                                                         ------------  -------------   ----------   ----------
                                 ASSETS
Investments at cost (Note 4)............................................    $343,762      $152,217     $1,662,342        $164
                                                                         ============  =============   ==========   ==========
Investments in Dreyfus at net asset value (Note 2)......................    $380,118      $153,581     $1,868,577          $0
Investments in Van Eck Worldwide Trust at net asset value (Note 2)......           0             0              0         170
                                                                         ------------  -------------   ----------   ----------
Net assets..............................................................    $380,118      $153,581     $1,868,577        $170
                                                                         ============  =============   ==========   ==========
Net assets consist of:
  Contractholders' net payments.........................................    $346,490      $153,325     $1,665,530        $164
  Cost of insurance and mortality & expense risk withdrawals (Note 3)...      (4,726)       (1,872)       (27,967)          0
  Undistributed net investment income ..................................       1,367           362         15,183           0
  Accumulated net realized gain (loss) on investments...................         631            40          9,596           0
  Unrealized appreciation (depreciation) of investments.................      36,356         1,726        206,235           0
                                                                         ------------  -------------   ----------   ----------
Net assets..............................................................    $380,118      $153,581     $1,868,577        $164
                                                                         ============  =============   ==========   ==========
Number of units outstanding*............................................      31,330        15,298        152,546          16
                                                                         ------------  -------------   ----------   ----------
Net asset value per unit outstanding*...................................      $12.13        $10.04         $12.25      $10.39
                                                                         ============  =============   ==========   ==========

                                                                          Corporate Sponsored Variable
                                                                           Universal Life (continued)
                                                                         ------------------------------
                                                                          Worldwide       Worldwide
                                                                            Bond       Emerging Markets
                                                                         Subaccount       Subaccount
                                                                         ----------    ----------------
                                 ASSETS
Investments at cost (Note 4)............................................   $11,486            $19,586
                                                                         ==========    ================
Investments in Dreyfus at net asset value (Note 2)......................        $0                 $0
Investments in Van Eck Worldwide Trust at net asset value (Note 2)......    11,703             12,532
                                                                         ----------    ----------------
Net assets..............................................................   $11,703            $12,532
                                                                         ==========    ================
Net assets consist of:
  Contractholders' net payments.........................................   $11,650            $20,797
  Cost of insurance and mortality & expense risk withdrawals (Note 3)...      (166)            (1,067)
  Undistributed net investment income ..................................         0                197
  Accumulated net realized gain (loss) on investments...................         2               (341)
  Unrealized appreciation (depreciation) of investments.................       217             (7,054)
                                                                         ----------    ----------------
Net assets..............................................................   $11,703            $12,532
                                                                         ==========    ================
Number of units outstanding*............................................     1,149              2,304
                                                                         ----------    ----------------
Net asset value per unit outstanding*...................................    $10.19              $5.44
                                                                         ==========    ================

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA
                               Variable Account L
                            STATEMENTS OF OPERATIONS

                                                                        Corporate Sponsored Variable Universal Life
                                                          ------------------------------------------------------------------------
                                                             Money
                                                             Market        Intermediate         Long Term           Government
                                                           Subaccount       Subaccount          Subaccount          Subaccount
                                                          ------------  ------------------  ------------------  ------------------
                                                           For the six    For the period      For the period      For the period
                                                          months ended  January 23, 1998 *  January 23, 1998 *  February 9, 1998 *
                                                            June 30,          through            through             through
                                                              1998         June 30, 1998      June 30, 1998       June 30, 1998
                                                          ------------  ------------------  ------------------  ------------------
                                                           (unaudited)      (unaudited)        (unaudited)         (unaudited)
Dividend income..........................................      $14,429              $7,643              $8,348             $18,492
                                                          ------------  ------------------  ------------------  ------------------
Realized and unrealized gain (loss) on investments
  (Note 2):
  Proceeds from sales....................................    4,659,740               2,291               2,406               8,626
  Cost of shares sold....................................   (4,659,740)             (2,338)             (2,444)             (8,824)
                                                          ------------  ------------------  ------------------  ------------------
Net realized loss on investments.........................            0                 (47)                (38)               (198)
Net decrease in unrealized appreciation of investments...            0              (3,484)               (280)             (9,484)
                                                          ------------  ------------------  ------------------  ------------------
Net realized and unrealized loss on investments..........            0              (3,531)               (318)             (9,682)
                                                          ------------  ------------------  ------------------  ------------------
Net increase  in net assets resulting from operations....      $14,429              $4,112              $8,030              $8,810
                                                          ============  ==================  ==================  ==================

* Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA
                               Variable Account L
                      STATEMENTS OF OPERATIONS (continued)
               For the six months ended June 30, 1998 (unaudited)

                                                                Corporate Sponsored Variable Universal Life (continued)
                                                           -----------------------------------------------------------------
                                                                                                  International   High Yield
                                                             Equity      Small Cap    Managed         Growth         Bond
                                                           Subaccount   Subaccount   Subaccount     Subaccount    Subaccount
                                                           ----------   ----------   ----------   -------------   ----------
Dividend income...........................................        $0           $0           $0              $0       $8,739
                                                           ----------   ----------   ----------   -------------   ----------
Realized and unrealized gain (loss) on investments
  (Note 2):
  Proceeds from sales.....................................    43,272       16,258       11,796          13,777        4,414
  Cost of shares sold.....................................   (37,286)     (14,358)     (10,932)        (13,603)      (4,308)
                                                           ----------   ----------   ----------   -------------   ----------
Net realized gain on investments..........................     5,986        1,900          864             174          106
Net increase (decrease) in unrealized appreciation of
  investments.............................................     2,859       30,931       43,236          14,737       (1,108)
                                                           ----------   ----------   ----------   -------------   ----------
Net realized and unrealized gain (loss) on investments....     8,845       32,831       44,100          14,911       (1,002)
                                                           ----------   ----------   ----------   -------------   ----------
Net increase in net assets resulting from operations......    $8,845      $32,831      $44,100         $14,911       $7,737
                                                           ==========   ==========   ==========   =============   ==========

                       See notes to financial statements.

                                  MONY AMERICA
                               Variable Account L
                      STATEMENTS OF OPERATIONS (continued)

                                                                       Corporate Sponsored Variable Universal Life (continued)
                                                                        -----------------------------------------------------
                                                                           Capital          Small Company            Stock
                                                                        Appreciation            Stock                Index
                                                                         Subaccount          Subaccount            Subaccount
                                                                        ------------     -------------------     ------------
                                                                         For the six       For the period         For the six
                                                                        months ended     February 13, 1998 *     months ended
                                                                          June 30,             through             June 30,
                                                                            1998            June 30, 1998            1998
                                                                        ------------     -------------------     ------------
                                                                         (unaudited)         (unaudited)          (unaudited)
Dividend income......................................................           $72                    $362          $14,687
                                                                        ------------     -------------------     ------------
Realized and unrealized gain (loss) on investments (Note 2):
  Proceeds from sales................................................         5,465                   2,555           73,690
  Cost of shares sold................................................        (4,825)                 (2,515)         (64,108)
                                                                        ------------     -------------------     ------------
Net realized gain (loss) on investments..............................           640                      40            9,582
Net increase (decrease) in unrealized appreciation of investments....        37,783                   1,726          206,181
                                                                        ------------     -------------------     ------------
Net realized and unrealized gain (loss) on investments...............        38,423                   1,766          215,763
                                                                        ------------     -------------------     ------------
Net increase (decrease) in net assets resulting from operations......       $38,495                  $2,128         $230,450
                                                                        ============     ===================     ============

                                                                          Corporate Sponsored Variable Universal Life (continued)
                                                                        -----------------------------------------------------------
                                                                              Hard               Worldwide            Worldwide
                                                                             Assets                Bond            Emerging Markets
                                                                           Subaccount           Subaccount            Subaccount
                                                                        ---------------     -------------------    ----------------
                                                                         For the period       For the period         For the six
                                                                        June 15, 1998 *     February 13, 1998 *     months ended
                                                                            through               through              June 30,
                                                                         June 30, 1998         June 30, 1998             1998
                                                                        ---------------     -------------------    ----------------
                                                                          (unaudited)           (unaudited)           (unaudited)
Dividend income......................................................               $0                      $0                $197
                                                                        ---------------     -------------------    ----------------
Realized and unrealized gain (loss) on investments (Note 2):
  Proceeds from sales................................................                0                     230                 606
  Cost of shares sold................................................                0                    (228)               (886)
                                                                        ---------------     -------------------    ----------------
Net realized gain (loss) on investments..............................                0                       2                (280)
Net increase (decrease) in unrealized appreciation of investments....                6                     217              (3,134)
                                                                        ---------------     -------------------    ----------------
Net realized and unrealized gain (loss) on investments...............                6                     219              (3,414)
                                                                        ---------------     -------------------    ----------------
Net increase (decrease) in net assets resulting from operations......               $6                    $219             ($3,217)
                                                                        ===============     ===================    ================

* Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA
                               Variable Account L
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                              Corporate Sponsored Variable Universal Life
                                                              -------------------------------------------
                                                                                Money
                                                                               Market
                                                                             Subaccount
                                                              -------------------------------------------
                                                                   For the six      For the period
                                                                  months ended      July 10, 1997**
                                                                    June 30,            through
                                                                      1998         December 31, 1997
                                                              -------------------------------------------
                                                                   (unaudited)
From operations:
  Net investment income ........................................      $14,429               $12,988
  Net realized loss on investments..............................            0                     0
  Net decrease in unrealized appreciation of investments........            0                     0
                                                                  ------------     -----------------
Net increase in net assets resulting from operations............       14,429                12,988
                                                                  ------------     -----------------
From unit transactions:
  Net proceeds from the issuance of units.......................    3,152,055             1,961,819
  Net asset value of units redeemed or used to meet contract
    obligations.................................................   (3,822,125)           (1,130,952)
                                                                  ------------     -----------------
Net increase (decrease) from unit transactions..................     (670,070)              830,867
                                                                  ------------     -----------------
Net increase (decrease) in net assets...........................     (655,641)              843,855
Net assets beginning of period..................................      843,855                     0
                                                                  ------------     -----------------
Net assets end of period*.......................................     $188,214              $843,855
                                                                  ============     =================
Units outstanding beginning of period...........................       83,085                     0
Units issued during the period..................................      216,714               194,816
Units redeemed during the period................................     (281,736)             (111,731)
                                                                  ------------     -----------------
Units outstanding end of period.................................       18,063                83,085
                                                                  ============     =================
*Includes undistributed net investment income of:                     $27,417               $12,988

                                                                            Corporate Sponsored Variable Universal Life
                                                                  --------------------  --------------------  --------------------

                                                                      Intermediate           Long Term            Governmnet
                                                                       Subaccount           Subaccount            Subaccount
                                                                  --------------------  --------------------  --------------------
                                                                     For the period       For the period         For the period
                                                                  January 23, 1998 **   January 23, 1998 **   February 9, 1998 **
                                                                        through               through               through
                                                                      June 30, 1998        June 30, 1998          June 30, 1998
                                                                  --------------------  --------------------  --------------------
                                                                      (unaudited)           (unaudited)           (unaudited)
From operations:
  Net investment income ........................................              $7,643                $8,348               $18,492
  Net realized loss on investments..............................                 (47)                  (38)                 (198)
  Net decrease in unrealized appreciation of investments........              (3,484)                 (280)               (9,484)
                                                                  --------------------  --------------------  --------------------
Net increase in net assets resulting from operations............               4,112                 8,030                 8,810
                                                                  --------------------  --------------------  --------------------
From unit transactions:
  Net proceeds from the issuance of units.......................             147,721               170,603               462,473
  Net asset value of units redeemed or used to meet contract
    obligations.................................................              (2,291)               (1,472)               (6,450)
                                                                  --------------------  --------------------  --------------------
Net increase (decrease) from unit transactions..................             145,430               169,131               456,023
                                                                  --------------------  --------------------  --------------------
Net increase (decrease) in net assets...........................             149,542               177,161               464,833
Net assets beginning of period..................................                   0                     0                     0
                                                                  --------------------  --------------------  --------------------
Net assets end of period*.......................................            $149,542              $177,161              $464,833
                                                                  ====================  ====================  ====================
Units outstanding beginning of period...........................                   0                     0                     0
Units issued during the period..................................              14,773                17,041                46,197
Units redeemed during the period................................                (227)                 (236)                 (671)
                                                                  --------------------  --------------------  --------------------
Units outstanding end of period.................................              14,546                16,805                45,526
                                                                  ====================  ====================  ====================
*Includes undistributed net investment income of:                             $7,643                $8,348               $18,492

** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA
                               Variable Account L
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                           Corporate Sponsored Variable Universal Life
                                                           -------------------------------------------

                                                                            Equity
                                                                          Subaccount
                                                           -------------------------------------------
                                                                  For the six    For the period
                                                                 months ended    July 10, 1997**
                                                                   June 30,          through
                                                                      1998      December 31, 1997
                                                           -------------------------------------------
                                                                          (unaudited)
From operations:
  Net investment income .......................................           $0                $431
  Net realized gain (loss) on investments......................        5,986                  41
  Net increase (decrease) in unrealized appreciation of
    investments................................................        2,859                 250
                                                                 --------------------------------
Net increase in net assets resulting from operations...........        8,845                 722
                                                                 --------------------------------
From unit transactions:
  Net proceeds from the issuance of units......................       43,161              13,447
  Net asset value of units redeemed or used to meet contract
    obligations................................................      (41,498)             (1,169)
                                                                 --------------------------------
Net increase from unit transactions............................        1,663              12,278
                                                                 --------------------------------
Net increase in net assets.....................................       10,508              13,000
Net assets beginning of period.................................       13,000                   0
                                                                 --------------------------------
Net assets end of period*......................................      $23,508             $13,000
                                                                 ================================
Units outstanding beginning of period..........................        1,232                   0
Units issued during the period.................................        4,228               1,345
Units redeemed during the period...............................       (3,522)               (113)
                                                                 --------------------------------
Units outstanding end of period................................        1,938               1,232
                                                                 ================================
*Includes undistributed net investment income of:                       $431                $431

                                                                       Corporate Sponsored Variable Universal Life (continued)
                                                                 --------------------------------  ---------------------------------

                                                                           Small Cap                           Managed
                                                                           Subaccount                        Subaccount
                                                                 --------------------------------  ---------------------------------
                                                                 For the six     For the period    For the six      For the period
                                                                 months ended    July 10, 1997**   months ended    July 10, 1997**
                                                                   June 30,          through         June 30,          through
                                                                     1998       December 31, 1997      1998        December 31, 1997
                                                                 --------------------------------  ---------------------------------
                                                                 (unaudited)                       (unaudited)
From operations:
  Net investment income .......................................           $0             $17,837            $0              $19,108
  Net realized gain (loss) on investments......................        1,900                 168           864                  140
  Net increase (decrease) in unrealized appreciation of
    investments................................................       30,931             (11,007)       43,236              (16,670)
                                                                 --------------------------------  ---------------------------------
Net increase in net assets resulting from operations...........       32,831               6,998        44,100                2,578
                                                                 --------------------------------  ---------------------------------
From unit transactions:
  Net proceeds from the issuance of units......................      198,926             205,099       387,542              423,645
  Net asset value of units redeemed or used to meet contract
    obligations................................................      (15,628)             (2,372)      (10,688)              (4,593)
                                                                 --------------------------------  ---------------------------------
Net increase from unit transactions............................      183,298             202,727       376,854              419,052
                                                                 --------------------------------  ---------------------------------
Net increase in net assets.....................................      216,129             209,725       420,954              421,630
Net assets beginning of period.................................      209,725                   0       421,630                    0
                                                                 --------------------------------  ---------------------------------
Net assets end of period*......................................     $425,854            $209,725      $842,584             $421,630
                                                                 ================================  =================================
Units outstanding beginning of period..........................       18,628                   0        40,391                    0
Units issued during the period.................................       15,656              18,848        32,642               40,836
Units redeemed during the period...............................       (1,237)               (220)         (944)                (445)
                                                                 --------------------------------  ---------------------------------
Units outstanding end of period................................       33,047              18,628        72,089               40,391
                                                                 ================================  =================================
*Includes undistributed net investment income of:                    $17,837             $17,837       $19,108              $19,108

                                                                      Corporate Sponsored Variable Universal Life (continued)
                                                               -----------------------------------  --------------------------------
                                                                        International                         High Yield
                                                                            Growth                               Bond
                                                                          Subaccount                          Subaccount
                                                               -----------------------------------  --------------------------------
                                                                For the six        For the period   For the six     For the period
                                                               months ended       July 10, 1997**   months ended    July 10, 1997**
                                                                 June 30,             through         June 30,          through
                                                                   1998          December 31, 1997     1998        December 31, 1997
                                                               -----------------------------------  --------------------------------
                                                                (unaudited)                         (unaudited)
From operations:
  Net investment income .....................................           $0                $3,248         $8,739              $1,806
  Net realized gain (loss) on investments....................          174                   (60)           106                  17
  Net increase (decrease) in unrealized appreciation of
    investments..............................................       14,737                (2,929)        (1,108)               (624)
                                                               -----------------------------------  --------------------------------
Net increase in net assets resulting from operations.........       14,911                   259          7,737               1,199
                                                               -----------------------------------  --------------------------------
From unit transactions:
  Net proceeds from the issuance of units....................      104,971               110,383        204,264             157,186
  Net asset value of units redeemed or used to meet contract
    obligations..............................................      (13,429)                 (796)        (3,938)             (1,560)
                                                               -----------------------------------  --------------------------------
Net increase from unit transactions..........................       91,542               109,587        200,326             155,626
                                                               -----------------------------------  --------------------------------
Net increase in net assets...................................      106,453               109,587        208,063             156,825
Net assets beginning of period...............................      109,846                     0        156,825                   0
                                                               -----------------------------------  --------------------------------
Net assets end of period*....................................     $216,299              $109,846       $364,888            $156,825
                                                               ===================================  ================================
Units outstanding beginning of period........................       12,091                     0         14,882                   0
Units issued during the period...............................       10,191                12,113         18,530              15,033
Units redeemed during the period.............................       (1,292)                  (22)          (366)               (151)
                                                               -----------------------------------  --------------------------------
Units outstanding end of period..............................       20,990                12,091         33,046              14,882
                                                               ===================================  ================================
*Includes undistributed net investment income of:                   $3,248                $3,248        $10,545              $1,806

**Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA
                               Variable Account L
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                             Corporate Sponsored Variable Universal Life (continued)
                                                           ------------------------------------   --------------------
                                                                        Capital                     Small Company
                                                                     Appreciation                       Stock
                                                                      Subaccount                      Subaccount
                                                           ------------------------------------   --------------------
                                                           For the six       For the period         For the period
                                                           months ended       July 10, 1997**     February 13, 1998 **
                                                             June 30,             through               through
                                                               1998          December 31, 1997       June 30, 1998
                                                           ------------------------------------   --------------------
                                                           (unaudited)                                (unaudited)
From operations:
  Net investment income...................................         $72                $1,295                     $362
  Net realized gain (loss) on investments.................         640                    (9)                      40
  Net increase (decrease) in unrealized appreciation of
    investments...........................................      37,783                (1,427)                   1,726
                                                           ------------      ------------------   --------------------
Net increase (decrease) in net assets resulting from
  operations..............................................      38,495                  (141)                   2,128
                                                           ------------      ------------------   --------------------
From unit transactions:
  Net proceeds from the issuance of units.................     190,511               157,623                  153,382
  Net asset value of units redeemed or used to meet
    contract obligations..................................      (4,844)               (1,526)                  (1,929)
                                                           ------------      ------------------   --------------------
Net increase from unit transactions.......................     185,667               156,097                  151,453
                                                           ------------      ------------------   --------------------
Net increase in net assets................................     224,162               155,956                  153,581
Net assets beginning of period............................     155,956                     0                        0
                                                           ------------      ------------------   --------------------
Net assets end of period*.................................    $380,118              $155,956                 $153,581
                                                           ============      ==================   ====================
Units outstanding beginning of period.....................      15,519                     0                        0
Units issued during the period............................      16,251                15,672                   15,485
Units redeemed during the period..........................        (440)                 (153)                    (187)
                                                           ------------      ------------------   --------------------
Units outstanding end of period...........................      31,330                15,519                   15,298
                                                           ============      ==================   ====================
*Includes undistributed net investment income of:               $1,367                $1,295                     $362

                                                          Corporate Sponsored Variable Universal Life (continued)
                                                           ---------------------------------    ---------------
                                                                       Stock                         Hard
                                                                       Index                        Assets
                                                                     Subaccount                   Subaccount
                                                           ---------------------------------    ---------------
                                                           For the six      For the period      For the period
                                                           months ended     July 10, 1997**     June 15, 1998**
                                                             June 30,           through             through
                                                               1998        December 31, 1997     June 30, 1998
                                                           ---------------------------------    ---------------
                                                           (unaudited)                            (unaudited)
From operations:
  Net investment income...................................     $14,687                 $496                 $0
  Net realized gain (loss) on investments.................       9,582                   14                  0
  Net increase (decrease) in unrealized appreciation of
    investments...........................................     206,181                   54                  6
                                                           ------------    -----------------    ---------------
Net increase (decrease)  in net assets resulting from
  operations..............................................     230,450                  564                  6
                                                           ------------    -----------------    ---------------
From unit transactions:
  Net proceeds from the issuance of units.................   1,695,266               13,566                164
  Net asset value of units redeemed or used to meet
    contract obligations..................................     (70,108)              (1,161)                 0
                                                           ------------    -----------------    ---------------
Net increase from unit transactions.......................   1,625,158               12,405                164
                                                           ------------    -----------------    ---------------
Net increase in net assets................................   1,855,608               12,969                170
Net assets beginning of period............................      12,969                    0                  0
                                                           ------------    -----------------    ---------------
Net assets end of period*.................................  $1,868,577              $12,969               $170
                                                           ============    =================    ===============
Units outstanding beginning of period.....................       1,244                    0                  0
Units issued during the period............................     157,077                1,357                 16
Units redeemed during the period..........................      (5,775)                (113)                 0
                                                           ------------    -----------------    ---------------
Units outstanding end of period...........................     152,546                1,244                 16
                                                           ============    =================    ===============
*Includes undistributed net investment income of:              $15,183                 $496                 $0

                                                            Corporate Sponsored Variable Universal Life (continued)
                                                           --------------------     ---------------------------------
                                                                 Worldwide                     Worldwide
                                                                   Bond                    Emerging Markets
                                                                Subaccount                    Subaccount
                                                           --------------------     ---------------------------------
                                                              For the period        For the six       For the period
                                                           February 13, 1998 **     months ended     July 10, 1997**
                                                                   through             June 30,          through
                                                               June 30, 1998            1998        December 31, 1997
                                                           --------------------     ---------------------------------
                                                                (unaudited)         (unaudited)
From operations:
  Net investment income...................................                  $0             $197                   $0
  Net realized gain (loss) on investments.................                   2             (280)                 (61)
  Net increase (decrease) in unrealized appreciation of
    investments...........................................                 217           (3,134)              (3,920)
                                                           --------------------     ------------    -----------------
Net increase (decrease)  in net assets resulting from
  operations..............................................                 219           (3,217)              (3,981)
                                                           --------------------     ------------    -----------------
From unit transactions:
  Net proceeds from the issuance of units.................              11,655            3,476               17,333
  Net asset value of units redeemed or used to meet
    contract obligations..................................                (171)            (606)                (473)
                                                           --------------------     ------------    -----------------
Net increase from unit transactions.......................              11,484            2,870               16,860
                                                           --------------------     ------------    -----------------
Net increase in net assets................................              11,703             (347)              12,879
Net assets beginning of period............................                   0           12,879                    0
                                                           --------------------     ------------    -----------------
Net assets end of period*.................................             $11,703          $12,532              $12,879
                                                           ====================     ============    =================
Units outstanding beginning of period.....................                   0            1,829                    0
Units issued during the period............................               1,166            1,069                1,883
Units redeemed during the period..........................                 (17)            (594)                 (54)
                                                           --------------------     ------------    -----------------
Units outstanding end of period...........................               1,149            2,304                1,829
                                                           ====================     ============    =================
*Includes undistributed net investment income of:                           $0             $197                   $0

**Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA
                               Variable Account L
                          NOTES TO FINANCIAL STATEMENTS

1. Organization and Business

MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance Policies, which include Variable Life Insurance (Strategist), Variable Universal Life (MONYEquity Master) and Corporate Sponsored Variable Life Insurance Policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of The Mutual Life Insurance Company of New York ("MONY"). For presentation purposes, the information related only to the Corporate Sponsored Variable Universal Life Insurance Policies are presented here.

There are currently fifteen Corporate Sponsored Variable Universal Subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), the Dreyfus Investment Fund ("Dreyfus Fund"), the Dreyfus Stock Index Fund ("Dreyfus Index Fund"), and the Van Eck Insurance Trust ("Van Eck Trust") (collectively, the Funds"). The subaccounts of the Corporate Sponsored Variable Universal Life commenced operations during 1997 and 1998. The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. Significant Accounting Policies

Investment:
The investment in shares of each of the respective portfolios is stated at value which is the net asset values of the Funds. Except for the Money Market Portfolios, net asset values are based upon market quotations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolios, the net asset values are based on amortized cost of the securities held which approximates value.

                                  MONY AMERICA
                               Variable Account L
                    NOTES TO FINANCIAL STATEMENTS (continued)


Taxes:
MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.


3. Related Party Transactions

MONY America is the legal owner of the assets held by the Variable Account.

Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

The cost of insurance, administration charges, mortality and expense risk charge and, if applicable, the cost of any optional benefits added by riders are deducted on each monthly date from the cash value of the contract to compensate MONY America. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Corporate Sponsored Variable Life Subaccounts for 1998 aggregated $118,369.

As investment adviser to the Fund, MONY America receives amounts paid by the Fund for those services.

Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

                                  MONY AMERICA
                               Variable Account L
                   NOTES TO FINANCIAL STATEMENTS (continued)

4. Investments
   Investments in Corporate Sponsored Variable Universal Life at cost, at June 30, 1998 (unaudited) consist of the following:



                                               --------------    --------------   ---------------   ---------------
                                                   Money
                                                   Market         Intermediate       Long Term        Government
                                                 Subaccount        Subaccount       Subaccount        Subaccount
                                               ==============    ==============   ===============   ===============
Shares beginning of period:
  Shares ...................................         843,855                 0                 0                 0
  Amount ...................................        $843,855                $0                $0                $0
                                               --------------    --------------   ---------------   ---------------
Shares acquired:
  Shares ...................................       3,989,670            13,189            12,584            42,256
  Amount ...................................      $3,989,670          $147,721          $171,537          $464,649

Shares received for
  reinvestment
  of dividends:
  Shares ...................................          14,429               714               641             1,748
  Amount ...................................         $14,429            $7,643            $8,348           $18,492

Shares redeemed:
  Shares ...................................      (4,659,740)             (209)             (179)             (804)
  Amount ...................................     ($4,659,740)          ($2,338)          ($2,444)          ($8,824)
                                               --------------    --------------   ---------------   ---------------
Net change:
  Shares ...................................        (655,641)           13,694            13,046            43,200
  Amount ...................................       ($655,641)         $153,026          $177,441          $474,317
                                               --------------    --------------   ---------------   ---------------
Shares end of period:
  Shares ...................................         188,214            13,694            13,046            43,200
  Amount ...................................        $188,214          $153,026          $177,441          $474,317
                                               ==============    ==============   ===============   ===============

                                  MONY AMERICA
                               Variable Account L
                   NOTES TO FINANCIAL STATEMENTS (continued)

4. Investments (continued)
   Investments in Corporate Sponsored Variable Universal Life at cost, at June 30, 1998 (unaudited) consist of the following:



                                               --------------    --------------   ---------------   ---------------   ------------
                                                                                                     International     High Yield
                                                   Equity          Small Cap          Managed           Growth            Bond
                                                 Subaccount        Subaccount       Subaccount        Subaccount       Subaccount
                                               ==============    ==============   ===============   ===============   ============
Shares beginning of period:
  Shares ...................................             370             7,855            10,339            17,774         27,465
  Amount ...................................         $12,750          $220,732          $438,300          $112,775       $157,449
                                               --------------    --------------   ---------------   ---------------   ------------
Shares acquired:
  Shares ...................................           1,321             6,624             8,381            15,032         35,136
  Amount ...................................         $44,935          $199,556          $388,650          $105,319       $204,740

Shares received for
  reinvestment
  of dividends:
  Shares ...................................               0                 0                 0                 0          1,510
  Amount ...................................              $0                $0                $0                $0         $8,739

Shares redeemed:
  Shares ...................................          (1,093)             (544)             (267)           (1,950)          (762)
  Amount ...................................        ($37,286)         ($14,358)         ($10,932)         ($13,603)       ($4,308)
                                               --------------    --------------   ---------------   ---------------   ------------
Net change:
  Shares ...................................             228             6,080             8,114            13,082         35,884
  Amount ...................................          $7,649          $185,198          $377,718           $91,716       $209,171
                                               --------------    --------------   ---------------   ---------------   ------------
Shares end of period:
  Shares ...................................             598            13,935            18,453            30,856         63,349
  Amount ...................................         $20,399          $405,930          $816,018          $204,491       $366,620
                                               ==============    ==============   ===============   ===============   ============

                                  MONY AMERICA
                               Variable Account L
                   NOTES TO FINANCIAL STATEMENTS (continued)

4. Investments (continued)
   Investments in Corporate Sponsored Variable Universal Life at cost, at June 30, 1998 (unaudited) consist of the following:



                                   ------------    -------------    ------------   ----------    ------------    ----------------
                                     Capital       Small Company         Stock        Hard         Worldwide        Worldwide
                                   Appreciation        Stock             Index       Assets          Bond        Emerging Markets
                                    Subaccount      Subaccount        Subaccount   Subaccount     Subaccount        Subaccount
                                   ============    =============    ============   ==========    ============    ================
Shares beginning of period:
Shares .........................         5,590                0             503            0               0           1,171
Amount .........................      $157,383               $0         $12,915           $0              $0         $16,799
                                   ------------    -------------    ------------   ----------    ------------    ----------------
Shares acquired:
  Shares .......................         5,870            9,392          63,775           15           1,060             367
  Amount .......................      $191,132         $154,370      $1,698,848         $164         $11,714          $3,476

Shares received for
  reinvestment
  of dividends:
  Shares .......................             2               21             494            0               0               20
  Amount .......................           $72             $362         $14,687           $0              $0             $197

Shares redeemed:
  Shares .......................          (172)            (151)         (2,528)           0             (21)            (57)
  Amount .......................       ($4,825)         ($2,515)       ($64,108)          $0           ($228)          ($886)
                                   ------------    -------------    ------------   ----------    ------------    ----------------
Net change:
  Shares .......................         5,700            9,262          61,741           15           1,039             330
  Amount .......................      $186,379         $152,217      $1,649,427         $164         $11,486          $2,778
                                   ------------    -------------    ------------   ----------    ------------    ----------------
Shares end of period:
  Shares .......................        11,290            9,262          62,244           15           1,039           1,501
  Amount .......................      $343,762         $152,217      $1,662,342         $164         $11,486         $19,586
                                   ============    =============    ============   ==========    ============    ================

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                         VARIABLE LIFE
                                   ---------------------------------------------------------
                                          EQUITY GROWTH                 EQUITY INCOME
                                           SUBACCOUNT                    SUBACCOUNT
                                   ---------------------------   ---------------------------
                                   FOR THE SIX      FOR THE      FOR THE SIX      FOR THE
                                   MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED
                                     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                       1998           1997           1998           1997
                                   ------------   ------------   ------------   ------------
                                   (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income..........    $13,555        $  4,971       $ 7,223        $  3,937
  Net realized gain on
    investments..................      1,552           5,544           572           3,331
  Net increase (decrease) in
    unrealized appreciation of
    investments..................     (3,963)          7,657        (3,920)          3,274
                                     -------        --------       -------        --------
Net increase in net assets
  resulting from operations......     11,144          18,172         3,875          10,542
                                     -------        --------       -------        --------
From unit transactions:
  Net proceeds from the issuance
    of units.....................      4,457          15,902         3,852          10,731
  Net asset value of units
    redeemed or used to meet
    contract obligations.........     (2,421)        (13,078)       (2,076)        (11,293)
                                     -------        --------       -------        --------
Net increase (decrease) from unit
  transactions...................      2,036           2,824         1,776            (562)
                                     -------        --------       -------        --------
Net increase (decrease) in net
  assets.........................     13,180          20,996         5,651           9,980
Net assets beginning of period...     78,828          57,832        43,065          33,085
                                     -------        --------       -------        --------
Net assets end of period*........    $92,008        $ 78,828       $48,716        $ 43,065
                                     =======        ========       =======        ========
Units outstanding beginning of
  period.........................      1,811           1,726           962             965
Units issued during the period...         96             428            82             282
Units redeemed during the
  period.........................        (53)           (343)          (45)           (285)
                                     -------        --------       -------        --------
Units outstanding end of
  period.........................      1,854           1,811           999             962
                                     =======        ========       =======        ========

---------------
* Includes undistributed net
 investment income of:               $27,651        $ 14,096       $19,990        $ 12,767

                                                         VARIABLE LIFE
                                   ---------------------------------------------------------
                                        INTERMEDIATE TERM                 LONG TERM
                                         BOND SUBACCOUNT               BOND SUBACCOUNT
                                   ---------------------------   ---------------------------
                                   FOR THE SIX      FOR THE      FOR THE SIX      FOR THE
                                   MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED
                                     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                       1998           1997           1998           1997
                                   ------------   ------------   ------------   ------------
                                   (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income..........     $  348         $  343        $   799        $   752
  Net realized gain on
    investments..................         18             27             62             66
  Net increase (decrease) in
    unrealized appreciation of
    investments..................       (138)            97            (93)           884
                                      ------         ------        -------        -------
Net increase in net assets
  resulting from operations......        228            467            768          1,702
                                      ------         ------        -------        -------
From unit transactions:
  Net proceeds from the issuance
    of units.....................        204            407            327            618
  Net asset value of units
    redeemed or used to meet
    contract obligations.........       (243)          (463)          (494)        (1,039)
                                      ------         ------        -------        -------
Net increase (decrease) from unit
  transactions...................        (39)           (56)          (167)          (421)
                                      ------         ------        -------        -------
Net increase (decrease) in net
  assets.........................        189            411            601          1,281
Net assets beginning of period...      7,061          6,650         14,885         13,604
                                      ------         ------        -------        -------
Net assets end of period*........     $7,250         $7,061        $15,486        $14,885
                                      ======         ======        =======        =======
Units outstanding beginning of
  period.........................        331            333            571            588
Units issued during the period...          9             20             12             26
Units redeemed during the
  period.........................        (11)           (22)           (18)           (43)
                                      ------         ------        -------        -------
Units outstanding end of
  period.........................        329            331            565            571
                                      ======         ======        =======        =======
---------------
* Includes undistributed net
 investment income of:                $9,500         $9,152        $27,484        $26,685

                                                         VARIABLE LIFE
                                   ---------------------------------------------------------
                                           DIVERSIFIED                   MONEY MARKET
                                         BOND SUBACCOUNT               BOND SUBACCOUNT
                                   ---------------------------   ---------------------------
                                   FOR THE SIX      FOR THE      FOR THE SIX      FOR THE
                                   MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED
                                     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                       1998           1997           1998           1997
                                   ------------   ------------   ------------   ------------
                                   (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income..........    $19,008        $ 5,074        $   686        $ 1,394
  Net realized gain on
    investments..................        726          1,485              0              0
  Net increase (decrease) in
    unrealized appreciation of
    investments..................     (8,913)         9,311              0              0
                                     -------        -------        -------        -------
Net increase in net assets
  resulting from operations......     10,821         15,870            686          1,394
                                     -------        -------        -------        -------
From unit transactions:
  Net proceeds from the issuance
    of units.....................      1,148          2,162            122            967
  Net asset value of units
    redeemed or used to meet
    contract obligations.........     (1,743)        (3,376)        (1,292)        (2,652)
                                     -------        -------        -------        -------
Net increase (decrease) from unit
  transactions...................       (595)        (1,214)        (1,170)        (1,685)
                                     -------        -------        -------        -------
Net increase (decrease) in net
  assets.........................     10,226         14,656           (484)          (291)
Net assets beginning of period...     80,473         65,817         30,472         30,763
                                     -------        -------        -------        -------
Net assets end of period*........    $90,699        $80,473        $29,988        $30,472
                                     =======        =======        =======        =======
Units outstanding beginning of
  period.........................      2,366          2,404          1,767          1,867
Units issued during the period...         31             69              7             59
Units redeemed during the
  period.........................        (48)          (107)           (74)          (159)
                                     -------        -------        -------        -------
Units outstanding end of
  period.........................      2,349          2,366          1,700          1,767
                                     =======        =======        =======        =======
---------------
* Includes undistributed net
 investment income of:               $41,906        $22,898        $25,964        $25,278

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                      VARIABLE UNIVERSAL LIFE
                                     -----------------------------------------------------------------------------------------
                                              GOVERNMENT                  INTERMEDIATE TERM                 LONG TERM
                                              SECURITIES                        BOND                          BOND
                                              SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                     -----------------------------   ---------------------------   ---------------------------
                                                    FOR THE PERIOD
                                     FOR THE SIX      MARCH 24,      FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                     MONTHS ENDED   1997** THROUGH   MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                       JUNE 30,      DECEMBER 31,      JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                         1998            1997            1998           1997           1998           1997
                                     ------------   --------------   ------------   ------------   ------------   ------------
                                     (UNAUDITED)                     (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income (loss).....    $   532         $   (32)        $   166         $    0        $  2,624       $   892
  Net realized gain (loss) on
    investments....................         62              32              55             27             739           (42)
  Net increase (decrease) in
    unrealized appreciation of
    investments....................       (213)            302             148             77            (482)        2,367
                                       -------         -------         -------         ------        --------       -------
Net increase in net assets
  resulting from operations........        381             302             369            104           2,881         3,217
                                       -------         -------         -------         ------        --------       -------
From unit transactions:
  Net proceeds from the issuance of
    units..........................      6,412          13,868          19,107          2,923          43,307        28,471
  Net asset value of units redeemed
    or used to meet contract
    obligations....................     (2,302)         (1,099)         (1,710)          (813)        (11,360)       (2,195)
                                       -------         -------         -------         ------        --------       -------
Net increase (decrease) from unit
  transactions.....................      4,110          12,769          17,397          2,110          31,947        26,276
                                       -------         -------         -------         ------        --------       -------
Net increase in net assets.........      4,491          13,071          17,766          2,214          34,828        29,493
Net assets beginning of period.....     13,071               0           2,253             39          41,575        12,082
                                       -------         -------         -------         ------        --------       -------
Net assets end of period*..........    $17,562         $13,071         $20,019         $2,253        $ 76,403       $41,575
                                       =======         =======         =======         ======        ========       =======
Units outstanding beginning of
  period...........................      1,234               0             211              4           3,719         1,217
Units issued during the period.....        599           1,336           1,761            286           3,786         2,712
Units redeemed during the period...       (216)           (102)           (157)           (79)         (1,002)         (210)
                                       -------         -------         -------         ------        --------       -------
Units outstanding end of period....      1,617           1,234           1,815            211           6,503         3,719
                                       =======         =======         =======         ======        ========       =======

---------------
 * Includes
   undistributed/accumulated net
   investment income (loss) of:        $   500         $   (32)        $   166         $    0        $  3,514       $   890
** Commencement of operations.

                                       VARIABLE UNIVERSAL LIFE
                                     ---------------------------
                                                MONEY
                                               MARKET
                                             SUBACCOUNT
                                     ---------------------------

                                     FOR THE SIX    FOR THE YEAR
                                     MONTHS ENDED      ENDED
                                       JUNE 30,     DECEMBER 31,
                                         1998           1997
                                     ------------   ------------
                                     (UNAUDITED)
From operations:
  Net investment income (loss).....  $     3,022    $     2,744
  Net realized gain (loss) on
    investments....................            0              0
  Net increase (decrease) in
    unrealized appreciation of
    investments....................            0              0
                                     -----------    -----------
Net increase in net assets
  resulting from operations........        3,022          2,744
                                     -----------    -----------
From unit transactions:
  Net proceeds from the issuance of
    units..........................    1,183,490      1,828,075
  Net asset value of units redeemed
    or used to meet contract
    obligations....................   (1,194,430)    (1,728,100)
                                     -----------    -----------
Net increase (decrease) from unit
  transactions.....................      (10,940)        99,975
                                     -----------    -----------
Net increase in net assets.........       (7,918)       102,719
Net assets beginning of period.....      169,650         66,931
                                     -----------    -----------
Net assets end of period*..........  $   161,732    $   169,650
                                     ===========    ===========
Units outstanding beginning of
  period...........................       16,142          6,655
Units issued during the period.....      111,371        177,168
Units redeemed during the period...     (112,459)      (167,681)
                                     -----------    -----------
Units outstanding end of period....       15,054         16,142
                                     ===========    ===========
---------------
 * Includes
   undistributed/accumulated net
   investment income (loss) of:      $     6,035    $     3,013
** Commencement of operations.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                              VARIABLE UNIVERSAL LIFE (CONTINUED)
                                    ---------------------------------------------------------------------------------------

                                              EQUITY                       SMALL CAP                      MANAGED
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                    ---------------------------   ---------------------------   ---------------------------
                                    FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                    MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                      JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                        1998           1997           1998           1997           1998           1997
                                    ------------   ------------   ------------   ------------   ------------   ------------
                                    (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income (loss)....   $   (5,918)    $   35,882      $ (1,631)     $   18,121     $  (11,726)    $   98,832
  Net realized gains on
    investments...................       23,557         32,926        13,999          11,289         72,781         54,871
  Net increase (decrease) in
    unrealized appreciation of
    investments...................      138,905          1,377        38,642             583        261,151          5,802
                                     ----------     ----------      --------      ----------     ----------     ----------
Net increase in net assets
  resulting from operations.......      156,544         70,185        51,010          29,993        322,206        159,505
                                     ----------     ----------      --------      ----------     ----------     ----------
From unit transactions:
  Net proceeds from the issuance
    of units......................      866,911      1,163,129       502,174         210,986      1,584,719      2,299,829
  Net asset value of units
    redeemed or used to meet
    contract obligations..........     (146,519)      (111,523)      (65,181)        (35,444)      (311,969)      (235,234)
                                     ----------     ----------      --------      ----------     ----------     ----------
Net increase from unit
  transactions....................      720,392      1,051,606       436,993         175,542      1,272,750      2,064,595
                                     ----------     ----------      --------      ----------     ----------     ----------
Net increase in net assets........      876,936      1,121,791       488,003         205,535      1,594,956      2,224,100
Net assets beginning of period....    1,175,951         54,160       222,289          16,754      2,351,256        127,156
                                     ----------     ----------      --------      ----------     ----------     ----------
Net assets end of period*.........   $2,052,887     $1,175,951      $710,292      $  222,289     $3,946,212     $2,351,256
                                     ==========     ==========      ========      ==========     ==========     ==========
Units outstanding beginning of
  period..........................       93,188          5,358        14,918           1,611        178,819         11,951
Units issued during the period....       63,589         97,340        30,939          15,917        112,399        185,804
Units redeemed during the
  period..........................      (10,970)        (9,510)       (4,063)         (2,610)       (22,216)       (18,936)
                                     ----------     ----------      --------      ----------     ----------     ----------
Units outstanding end of period...      145,807         93,188        41,794          14,918        269,002        178,819
                                     ==========     ==========      ========      ==========     ==========     ==========

---------------
* Includes undistributed net
  investment income of:              $   30,651     $   36,569      $ 16,751      $   18,382     $   88,292     $  100,018

                                               VARIABLE UNIVERSAL LIFE (CONTINUED)
                                    ---------------------------------------------------------
                                           INTERNATIONAL                  HIGH YIELD
                                              GROWTH                         BOND
                                            SUBACCOUNT                    SUBACCOUNT
                                    ---------------------------   ---------------------------
                                    FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                    MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                      JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                        1998           1997           1998           1997
                                    ------------   ------------   ------------   ------------
                                    (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income (loss)....    $   (773)      $  4,431       $  4,664       $ 4,368
  Net realized gains on
    investments...................       1,448          6,470          1,171         1,691
  Net increase (decrease) in
    unrealized appreciation of
    investments...................      23,027        (10,379)          (942)        1,248
                                      --------       --------       --------       -------
Net increase in net assets
  resulting from operations.......      23,702            522          4,893         7,307
                                      --------       --------       --------       -------
From unit transactions:
  Net proceeds from the issuance
    of units......................      79,617        175,743         83,575        98,004
  Net asset value of units
    redeemed or used to meet
    contract obligations..........     (23,592)       (19,488)       (12,085)       (7,883)
                                      --------       --------       --------       -------
Net increase from unit
  transactions....................      56,025        156,255         71,490        90,121
                                      --------       --------       --------       -------
Net increase in net assets........      79,727        156,777         76,383        97,428
Net assets beginning of period....     171,237         14,460         97,797           369
                                      --------       --------       --------       -------
Net assets end of period*.........    $250,964       $171,237       $174,180       $97,797
                                      ========       ========       ========       =======
Units outstanding beginning of
  period..........................      16,311          1,439          8,584            37
Units issued during the period....       6,869         16,654          6,899         9,272
Units redeemed during the
  period..........................      (2,029)        (1,782)          (839)         (725)
                                      --------       --------       --------       -------
Units outstanding end of period...      21,151         16,311         14,644         8,584
                                      ========       ========       ========       =======
---------------
* Includes undistributed net
  investment income of:               $  3,708       $  4,481       $  9,033       $ 4,369

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by The Mutual Life Insurance Company of New York ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Variable Life Insurance policies and Variable Universal Life Insurance policies. These policies are issued by MONY.

     There are currently fifteen subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund") or the Enterprise Accumulation Trust ("Enterprise") (collectively, the "Funds"). The subaccounts of the Variable Universal Life commenced operations during 1996 and 1997. The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

     A full presentation of the related financial statements and footnotes of the Fund and Enterprise are contained on pages 60 to 93 and 95 to 126, respectively, and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investments:

     The investment in shares of each of the respective portfolios of the Funds is stated at value which is the net asset value of the Funds. Net asset values are based upon market valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolios, the net asset values are based on amortized cost of the securities held which approximates value.

  Taxes:

     MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY is the legal owner of the assets of the Variable Account.

     Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders are deducted monthly from the cash value of the contract to compensate MONY. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for all subaccounts for 1998 aggregated $465,953.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of .60 percent (for the Variable Life Subaccounts) and .75 percent (for the Variable Universal Life Subaccounts) of aggregate average daily net assets. As MONY America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

                                      MONY

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS (CONTINUED)

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENTS

     Investments in Variable Life at cost, at June 30, 1998 (unaudited) consist of the following:

                                                                MONY SERIES FUND, INC.
                                      --------------------------------------------------------------------------
                                       EQUITY      EQUITY     INTERMEDIATE   LONG TERM                   MONEY
                                       GROWTH      INCOME      TERM BOND       BOND      DIVERSIFIED    MARKET
                                      PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                      ---------   ---------   ------------   ---------   -----------   ---------
Shares beginning of period:
  Shares............................     2,184       1,590          635         1,091        3,904       30,472
  Amount............................   $59,712     $34,880       $6,642       $12,694      $57,696      $30,472
                                       -------     -------       ------       -------      -------      -------
Shares acquired:
  Shares............................       164         155           19            24           60          126
  Amount............................   $ 5,756     $ 4,132       $  204       $   327      $ 1,148      $   126
Shares received for reinvestment of
  dividends:
  Shares............................       408         285           34            65        1,090          775
  Amount............................   $13,809     $ 7,362       $  369       $   844      $19,262      $   775
Shares redeemed:
  Shares............................      (113)        (94)         (24)          (40)        (103)      (1,385)
  Amount............................   $(2,422)    $(1,923)      $ (246)      $  (477)     $(1,271)     $(1,385)
                                       -------     -------       ------       -------      -------      -------
Net change:
  Shares............................       459         346           29            49        1,047         (484)
  Amount............................   $17,143     $ 9,571       $  327       $   694      $19,139      $  (484)
                                       -------     -------       ------       -------      -------      -------
Shares end of period:
  Shares............................     2,643       1,936          664         1,140        4,951       29,988
  Amount............................   $76,855     $44,451       $6,969       $13,388      $76,835      $29,988
                                       =======     =======       ======       =======      =======      =======

                                      MONY

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS (CONTINUED)

     Investments in Variable Universal Life at cost, at June 30, 1998 (unaudited) consist of the following:

                                            MONY SERIES FUND, INC.
                             ----------------------------------------------------
                             GOVERNMENT   INTERMEDIATE   LONG TERM      MONEY
                             SECURITIES    TERM BOND       BOND         MARKET
                             PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
                             ----------   ------------   ---------   ------------
Shares beginning of period:
  Shares...................     1,201           203         3,048         169,650
  Amount...................   $12,769       $ 2,176      $ 39,273    $    169,650
                              -------       -------      ---------   ------------
Shares acquired:
  Shares...................       636         1,788         3,436       1,359,061
  Amount...................   $ 6,862       $19,301      $ 46,391    $  1,359,061
Shares received for
  reinvestment of
  dividends:
  Shares...................        55            19           218           3,526
  Amount...................   $   587       $   199      $  2,834    $      3,526
Shares redeemed:
  Shares...................      (259)         (176)       (1,076)     (1,370,505)
  Amount...................   $(2,745)      $(1,882)     $(13,915)   $ (1,370,505)
                              -------       -------      ---------   ------------
Net change:
  Shares...................       432         1,631         2,578          (7,918)
  Amount...................   $ 4,704       $17,618      $ 35,310    $     (7,918)
                              -------       -------      ---------   ------------
Shares end of period:
  Shares...................     1,633         1,834         5,626         161,732
  Amount...................   $17,473       $19,794      $ 74,583    $    161,732
                              =======       =======      =========   ============

                                              ENTERPRISE ACCUMULATION TRUST
                             ----------------------------------------------------------------
                                                                   INTERNATIONAL   HIGH YIELD
                               EQUITY     SMALL CAP    MANAGED        GROWTH          BOND
                             PORTFOLIO    PORTFOLIO   PORTFOLIO      PORTFOLIO     PORTFOLIO
                             ----------   ---------   ----------   -------------   ----------
Shares beginning of period:
  Shares...................      33,513      8,326        57,657       27,708         17,128
  Amount...................  $1,175,271   $221,696    $2,347,957     $181,455      $  96,548
                             ----------   --------    ----------     --------      ---------
Shares acquired:
  Shares...................      23,960     17,682        38,039       14,600         15,269
  Amount...................  $  910,783   $516,428    $1,666,783     $ 98,295      $  88,654
Shares received for
  reinvestment of
  dividends:
  Shares...................           0          0             0            0            891
  Amount...................  $        0   $      0    $        0     $      0      $   5,161
Shares redeemed:
  Shares...................      (5,223)    (2,765)       (9,270)      (6,507)        (3,047)
  Amount...................  $ (172,752)  $(67,067)   $ (332,978)    $(41,595)     $ (16,490)
                             ----------   --------    ----------     --------      ---------
Net change:
  Shares...................      18,737     14,917        28,769        8,093         13,113
  Amount...................  $  738,031   $449,361    $1,333,805     $ 56,700      $  77,325
                             ----------   --------    ----------     --------      ---------
Shares end of period:
  Shares...................      52,250     23,243        86,426       35,801         30,241
  Amount...................  $1,913,302   $671,057    $3,681,762     $238,155      $ 173,873
                             ==========   ========    ==========     ========      =========

                                  MONY AMERICA

                               VARIABLE ACCOUNT S

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 1998 (UNAUDITED)

                                                       EQUITY       EQUITY     INTERMEDIATE                   MONEY
                                                       GROWTH       INCOME      TERM BOND     DIVERSIFIED     MARKET
                                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                     ----------   ----------   ------------   -----------   ----------
ASSETS
Investments at cost (Note 4).......................   $ 96,250     $108,949      $34,465       $122,883      $54,750
                                                      ========     ========      =======       ========      =======
Investments in MONY Series Fund, Inc. at net asset
  value (Note 2)...................................   $147,989     $131,766      $35,730       $160,577      $54,750
                                                      --------     --------      -------       --------      -------
Net assets.........................................   $147,989     $131,766      $35,730       $160,577      $54,750
                                                      ========     ========      =======       ========      =======
Net assets consist of:
  Contractholders' net payments....................   $ 24,193     $ (2,117)     $17,930       $ 33,619      $35,870
  Cost of insurance withdrawals (Note 3)...........     (8,587)     (13,132)      (6,271)       (14,546)      (3,362)
  Undistributed net investment income..............     45,604       81,231       23,985         88,566       22,242
  Accumulated net realized gain (loss) on
     investments...................................     35,040       42,967       (1,179)        15,244            0
  Unrealized appreciation of investments...........     51,739       22,817        1,265         37,694            0
                                                      --------     --------      -------       --------      -------
Net assets.........................................   $147,989     $131,766      $35,730       $160,577      $54,750
                                                      ========     ========      =======       ========      =======
Number of units outstanding*.......................      2,991        2,954        1,763          4,347        3,371
                                                      --------     --------      -------       --------      -------
Net asset value per unit outstanding*..............   $  49.47     $  44.61      $ 20.27       $  36.94      $ 16.24
                                                      ========     ========      =======       ========      =======

---------------

* Units outstanding have been rounded for presentation purposes

                       See notes to financial statements.

                                  MONY AMERICA
                               VARIABLE ACCOUNT S
                            STATEMENTS OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

                                                       EQUITY       EQUITY     INTERMEDIATE                   MONEY
                                                       GROWTH       INCOME      TERM BOND     DIVERSIFIED     MARKET
                                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                     ----------   ----------   ------------   -----------   ----------
Dividend income....................................   $22,560      $20,344        $1,818        $34,057       $1,389
Mortality and expense risk charges (Note 3)........      (585)        (543)         (147)          (634)        (226)
                                                      -------      -------        ------        -------       ------
Net investment income..............................    21,975       19,801         1,671         33,423        1,163
                                                      -------      -------        ------        -------       ------
Realized and unrealized gain (loss) on investments
  (Note 2):
  Proceeds from sales..............................       771          687           301            797          308
  Cost of shares sold..............................      (260)        (449)         (297)          (515)        (308)
                                                      -------      -------        ------        -------       ------
Net realized gain on investments...................       511          238             4            282            0
Net decrease in unrealized appreciation of
  investments......................................    (4,458)      (9,369)         (594)       (14,775)           0
                                                      -------      -------        ------        -------       ------
Net realized and unrealized loss on investments....    (3,947)      (9,131)         (590)       (14,493)           0
                                                      -------      -------        ------        -------       ------
Net increase in net assets resulting from
  operations.......................................   $18,028      $10,670        $1,081        $18,930       $1,163
                                                      =======      =======        ======        =======       ======

                       See notes to financial statements.

                                  MONY AMERICA
                               VARIABLE ACCOUNT S
                      STATEMENTS OF CHANGES IN NET ASSETS

                                           EQUITY GROWTH                 EQUITY INCOME               INTERMEDIATE TERM
                                            SUBACCOUNT                    SUBACCOUNT                  BOND SUBACCOUNT
                                    ---------------------------   ---------------------------   ---------------------------
                                    FOR THE SIX      FOR THE      FOR THE SIX      FOR THE      FOR THE SIX      FOR THE
                                    MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED
                                      JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                        1998           1997           1998           1997           1998           1997
                                    ------------   ------------   ------------   ------------   ------------   ------------
                                    (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
 Net investment income............    $ 21,975       $  8,385       $ 19,801       $ 10,671       $ 1,671        $ 1,621
 Net realized gain (loss) on
   investments....................         511          4,153            238          1,148             4            (60)
 Net increase (decrease) in
   unrealized appreciation of
   investments....................      (4,458)        17,472         (9,369)        16,402          (594)           671
                                      --------       --------       --------       --------       -------        -------
Net increase in net assets
 resulting from operations........      18,028         30,010         10,670         28,221         1,081          2,232
                                      --------       --------       --------       --------       -------        -------
From unit transactions:
 Net proceeds from the issuance of
   units..........................         117            324            117              0           120            462
 Net asset value of units redeemed
   or used to meet contract
   obligations....................        (183)        (1,805)          (139)          (884)         (153)        (1,168)
                                      --------       --------       --------       --------       -------        -------
Net Increase (decrease) from unit
 transactions.....................         (66)        (1,481)           (22)          (884)          (33)          (706)
                                      --------       --------       --------       --------       -------        -------
Net increase in net assets........      17,962         28,529         10,648         27,337         1,048          1,526
Net assets beginning of period....     130,027        101,498        121,118         93,781        34,682         33,156
                                      --------       --------       --------       --------       -------        -------
Net assets end of period*.........    $147,989       $130,027       $131,766       $121,118       $35,730        $34,682
                                      ========       ========       ========       ========       =======        =======
Units outstanding beginning of
 period...........................       2,993          3,027          2,954          2,978         1,765          1,802
Units issued during the period....           2             21              3              0             6             27
Units redeemed during the
 period...........................          (4)           (55)            (3)           (24)           (8)           (64)
                                      --------       --------       --------       --------       -------        -------
Units outstanding end of period...       2,991          2,993          2,954          2,954         1,763          1,765
                                      ========       ========       ========       ========       =======        =======

---------------
* Includes undistributed net
  investment income of:               $ 45,604       $ 23,629       $ 81,231       $ 61,430       $23,985        $22,314

                                            DIVERSIFIED                  MONEY MARKET
                                            SUBACCOUNT                    SUBACCOUNT
                                    ---------------------------   ---------------------------
                                    FOR THE SIX      FOR THE      FOR THE SIX      FOR THE
                                    MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED
                                      JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                        1998           1997           1998           1997
                                    ------------   ------------   ------------   ------------
                                    (UNAUDITED)                   (UNAUDITED)
From operations:
 Net investment income............    $ 33,423       $  8,592       $ 1,163        $ 2,268
 Net realized gain (loss) on
   investments....................         282          2,091             0              0
 Net increase (decrease) in
   unrealized appreciation of
   investments....................     (14,775)        16,916             0              0
                                      --------       --------       -------        -------
Net increase in net assets
 resulting from operations........      18,930         27,599         1,163          2,268
                                      --------       --------       -------        -------
From unit transactions:
 Net proceeds from the issuance of
   units..........................           0            646           119            177
 Net asset value of units redeemed
   or used to meet contract
   obligations....................        (163)        (1,825)          (82)          (518)
                                      --------       --------       -------        -------
Net Increase (decrease) from unit
 transactions.....................        (163)        (1,179)           37           (341)
                                      --------       --------       -------        -------
Net increase in net assets........      18,767         26,420         1,200          1,927
Net assets beginning of period....     141,810        115,390        53,550         51,623
                                      --------       --------       -------        -------
Net assets end of period*.........    $160,577       $141,810       $54,750        $53,550
                                      ========       ========       =======        =======
Units outstanding beginning of
 period...........................       4,351          4,388         3,369          3,391
Units issued during the period....           0             32             7             12
Units redeemed during the
 period...........................          (4)           (69)           (5)           (34)
                                      --------       --------       -------        -------
Units outstanding end of period...       4,347          4,351         3,371          3,369
                                      ========       ========       =======        =======
---------------
* Includes undistributed net
  investment income of:               $ 88,566       $ 55,143       $22,242        $21,079

                       See notes to financial statements.

                                  MONY AMERICA
                               VARIABLE ACCOUNT S
                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account S (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used only to support Variable Life Insurance with Additional Premium Option policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of The Mutual Life Insurance Company of New York ("MONY").

     There are currently six subaccounts available within the Variable Account. One of the subaccounts has no assets and five subaccounts invest only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"). The Fund is registered under the 1940 Act as an open end, diversified, management investment company.

     A full presentation of the related financial statements and footnotes of the Fund are contained on pages 60 to 93 and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investments:

     The investment in shares of the respective portfolios is stated at value which is the net asset value of the Fund. Except for the Money Market Portfolio, net asset values are based upon market quotations of the securities held in each of the corresponding portfolios of the Fund. For the Money Market Portfolio, the net asset values are based on amortized cost of the securities held which approximates value.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained for any premium taxes.

     The cost of insurance, administration charges, and, if applicable, deferred premium taxes are deducted monthly from the cash value of the contract to compensate MONY America. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for all subaccounts for 1998 aggregated $691.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.85 percent of aggregate average daily net assets. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

                                  MONY AMERICA
                               VARIABLE ACCOUNT S
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS

     Investments in MONY Series Fund, Inc. at cost, at June 30, 1998 (unaudited) consist of the following:

                                                EQUITY      EQUITY     INTERMEDIATE                   MONEY
                                                GROWTH      INCOME      TERM BOND     DIVERSIFIED    MARKET
                                               PORTFOLIO   PORTFOLIO    PORTFOLIO      PORTFOLIO    PORTFOLIO
                                               ---------   ---------   ------------   -----------   ---------
Shares beginning of period:
  Shares.....................................     3,604       4,469        3,119          6,881       53,550
  Amount.....................................   $73,830    $ 88,932      $32,823       $ 89,341      $53,550
                                                -------    --------      -------       --------      -------
Shares acquired:
  Shares.....................................         3           4           10              0          119
  Amount.....................................   $   120    $    122      $   121       $      0      $   119
Shares received for reinvestment of
  dividends:
  Shares.....................................       666         788          170          1,927        1,389
  Amount.....................................   $22,560    $ 20,344      $ 1,818       $ 34,057      $ 1,389
Shares redeemed:
  Shares.....................................       (22)        (26)         (27)           (43)        (308)
  Amount.....................................   $  (260)   $   (449)     $  (297)      $   (515)     $  (308)
                                                -------    --------      -------       --------      -------
Net change:
  Shares.....................................       647         766          153          1,884        1,200
  Amount.....................................   $22,420    $ 20,017      $ 1,642       $ 33,542      $ 1,200
                                                -------    --------      -------       --------      -------
Shares end of period:
  Shares.....................................     4,251       5,235        3,272          8,765       54,750
  Amount.....................................   $96,250    $108,949      $34,465       $122,883      $54,750
                                                =======    ========      =======       ========      =======

                                      MONY
                               VARIABLE ACCOUNT S
                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 1998 (UNAUDITED)

                                                                EQUITY
                                                                INCOME     DIVERSIFIED
                                                              SUBACCOUNT   SUBACCOUNT
                                                              ----------   -----------
                           ASSETS
Investments at cost (Note 4)................................   $43,456      $  76,186
                                                               =======      =========
Investments in MONY Series Fund, Inc. at net asset value
  (Note 2)..................................................   $64,219      $  95,956
                                                               -------      ---------
Net assets..................................................   $64,219      $  95,956
                                                               =======      =========
Net assets consist of:
  Contractholders' net payments.............................   $16,607      $(141,709)
  Cost of insurance withdrawals (Note 3)....................    (1,904)       (66,265)
  Undistributed net investment income.......................    25,832        170,460
  Accumulated net realized gains on investments.............     2,921        113,700
  Unrealized appreciation of investments....................    20,763         19,770
                                                               -------      ---------
Net assets..................................................   $64,219      $  95,956
                                                               =======      =========
Number of units outstanding*................................     1,525          2,779
                                                               -------      ---------
Net asset value per unit outstanding*.......................   $ 42.12      $   34.53
                                                               =======      =========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY
                               VARIABLE ACCOUNT S
                            STATEMENTS OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

                                                                EQUITY
                                                                INCOME     DIVERSIFIED
                                                              SUBACCOUNT   SUBACCOUNT
                                                              ----------   -----------
Dividend income.............................................    $9,912       $20,366
Mortality and expense risk charges (Note 3).................      (266)         (381)
                                                                ------       -------
Net investment income.......................................     9,646        19,985
                                                                ------       -------
Realized and unrealized gain on investments (Note 2):
  Proceeds from sales.......................................       266           590
  Cost of shares sold.......................................      (142)         (402)
                                                                ------       -------
Net realized gain on investments............................       124           188
Net decrease in unrealized appreciation of investments......    (4,574)       (8,859)
                                                                ------       -------
Net realized and unrealized loss on investments.............    (4,450)       (8,671)
                                                                ------       -------
Net increase in net assets resulting from operations........    $5,196       $11,314
                                                                ======       =======

                       See notes to financial statements.

                                      MONY
                               VARIABLE ACCOUNT S
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                            EQUITY INCOME                  DIVERSIFIED
                                                             SUBACCOUNT                    SUBACCOUNT
                                                     ---------------------------   ---------------------------
                                                     FOR THE SIX      FOR THE      FOR THE SIX      FOR THE
                                                     MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED
                                                       JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                         1998           1997           1998           1997
                                                     ------------   ------------   ------------   ------------
                                                     (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income............................    $ 9,646        $ 5,154        $ 19,985       $  5,088
  Net realized gain on investments.................        124            238             188            376
  Net increase (decrease) in unrealized
    appreciation of investments....................     (4,574)         8,275          (8,859)        10,931
                                                       -------        -------        --------       --------
Net increase in net assets resulting from
  operations.......................................      5,196         13,667          11,314         16,395
                                                       -------        -------        --------       --------
From unit transactions:
  Net proceeds from the issuance of units..........          0              0               0              0
  Net asset value of units redeemed or used to meet
    contract obligations...........................          0            (42)           (209)          (393)
                                                       -------        -------        --------       --------
Net decrease from unit transactions................          0            (42)           (209)          (393)
                                                       -------        -------        --------       --------
Net increase in net assets.........................      5,196         13,625          11,105         16,002
Net assets beginning of period.....................     59,023         45,398          84,851         68,849
                                                       -------        -------        --------       --------
Net assets end of period*..........................    $64,219        $59,023        $ 95,956       $ 84,851
                                                       =======        =======        ========       ========
Units outstanding beginning of period..............      1,525          1,526           2,785          2,800
Units issued during the period.....................          0              0               0              0
Units redeemed during the period...................          0             (1)             (6)           (15)
                                                       -------        -------        --------       --------
Units outstanding end of period....................      1,525          1,525           2,779          2,785
                                                       =======        =======        ========       ========

---------------
* Includes undistributed net investment income of:     $25,832        $16,186        $170,460       $150,475

                       See notes to financial statements.

                                      MONY
                               VARIABLE ACCOUNT S
                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY Variable Account S (the "Variable Account") is a separate investment account established on November 28, 1990 by The Mutual Life Insurance Company of New York ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Variable Life Insurance with Additional Premium Option policies. These policies are issued by MONY.

     There are currently six subaccounts available within the Variable Account. Four of the subaccounts have no assets and two invest only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"). The Fund is registered under the 1940 Act as an open end, diversified, management investment company.

     A full presentation of the related financial statements and footnotes of the Fund are contained on pages 60 to 93 and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investments:

     The investment in shares of each of the respective portfolios is stated at value which is the net asset value of the Fund. Net asset values are based upon market valuations of the securities held in each of the corresponding portfolios of the Fund.

  Taxes:

     MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY is the legal owner of the assets of the Variable Account. Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained for any premium taxes.

     The cost of insurance, administration charges, and, if applicable, deferred premium taxes are deducted monthly from the cash value of the contract to compensate MONY. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for all subaccounts for 1998 aggregated $160.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.85 percent of aggregate average daily net assets. As MONY America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

                                      MONY
                               VARIABLE ACCOUNT S
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS

     Investments in MONY Series Fund, Inc. at cost, at June 30, 1998 (unaudited) consist of the following:

                                                               EQUITY
                                                               INCOME     DIVERSIFIED
                                                              PORTFOLIO    PORTFOLIO
                                                              ---------   -----------
Shares beginning of period:
  Shares....................................................     2,177        4,117
  Amount....................................................   $33,686      $56,222
                                                               -------      -------
Shares acquired:
  Shares....................................................         0            0
  Amount....................................................   $     0      $     0
Shares received for reinvestment of dividends:
  Shares....................................................       384        1,153
  Amount....................................................   $ 9,912      $20,366
Shares redeemed:
  Shares....................................................       (10)         (32)
  Amount....................................................   $  (142)     $  (402)
                                                               -------      -------
Net change:
  Shares....................................................       374        1,121
  Amount....................................................   $ 9,770      $19,964
                                                               -------      -------
Shares end of period:
  Shares....................................................     2,551        5,238
  Amount....................................................   $43,456      $76,186
                                                               =======      =======

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 1998 (UNAUDITED)

                                                                      MONY SERIES FUND, INC.
                                  -----------------------------------------------------------------------------------------------
                                    EQUITY       EQUITY     INTERMEDIATE    LONG TERM                     MONEY       GOVERNMENT
                                    GROWTH       INCOME      TERM BOND        BOND       DIVERSIFIED      MARKET      SECURITIES
                                  SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                  ----------   ----------   ------------   -----------   -----------   ------------   -----------
ASSETS
Investments at cost (Note 4)....  $1,150,841   $1,010,221   $39,983,727    $65,279,810   $1,378,374    $136,642,577   $25,478,348
                                  ==========   ==========   ===========    ===========   ==========    ============   ===========
Investments in MONY Series Fund,
  Inc., at net asset value
  (Note 2)......................  $1,542,445   $1,284,310   $40,914,062    $69,544,058   $1,610,551    $136,642,577   $25,930,278
Amount due from MONY America....           0            0           545          9,487            0       1,582,046           427
Amount due from MONY Series
  Fund, Inc.....................           0            0         9,230         15,544           60         238,638        21,234
                                  ----------   ----------   -----------    -----------   ----------    ------------   -----------
        Total assets............   1,542,445    1,284,310    40,923,837     69,569,089    1,610,611     138,463,261    25,951,939
                                  ----------   ----------   -----------    -----------   ----------    ------------   -----------
LIABILITIES
Amount due to MONY America......           0            0         9,230         15,544           60         238,638        21,234
Amount due to MONY Series Fund,
  Inc...........................           0            0           545          9,487            0       1,582,046           427
                                  ----------   ----------   -----------    -----------   ----------    ------------   -----------
        Total liabilities.......           0            0         9,775         25,031           60       1,820,684        21,661
                                  ----------   ----------   -----------    -----------   ----------    ------------   -----------
Net assets......................  $1,542,445   $1,284,310   $40,914,062    $69,544,058   $1,610,551    $136,642,577   $25,930,278
                                  ==========   ==========   ===========    ===========   ==========    ============   ===========
Net assets consist of:
  Contractholders' net
    payments....................  $  126,885   $ (212,318)  $32,183,135    $48,738,177   $ (317,627)   $118,247,360   $23,803,200
  Undistributed net investment
    income......................     462,701      713,457     7,787,497     14,197,922    1,062,586      18,395,217     1,226,110
  Accumulated net realized gain
    on investments..............     561,255      509,082        13,095      2,343,711      633,415               0       449,038
  Unrealized appreciation of
    investments.................     391,604      274,089       930,335      4,264,248      232,177               0       451,930
                                  ----------   ----------   -----------    -----------   ----------    ------------   -----------
Net assets......................  $1,542,445   $1,284,310   $40,914,062    $69,544,058   $1,610,551    $136,642,577   $25,930,278
                                  ==========   ==========   ===========    ===========   ==========    ============   ===========
Number of units outstanding*....      33,993       30,854     2,152,538      2,907,157       47,162       8,843,733     2,127,860
                                  ----------   ----------   -----------    -----------   ----------    ------------   -----------
Net asset value per unit
  outstanding*..................  $    45.38   $    41.63   $     19.01    $     23.92   $    34.15    $      15.45   $     12.19
                                  ==========   ==========   ===========    ===========   ==========    ============   ===========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 1998 (UNAUDITED)

                                                          ENTERPRISE ACCUMULATION TRUST
                                    --------------------------------------------------------------------------
                                                                                   INTERNATIONAL   HIGH YIELD
                                       EQUITY       SMALL CAP        MANAGED          GROWTH          BOND
                                     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                    ------------   ------------   --------------   -------------   -----------
ASSETS
Investments at cost (Note 4)......  $402,483,917   $301,125,778   $1,918,897,905    $67,595,733    $74,497,146
                                    ============   ============   ==============    ===========    ===========
Investments in Enterprise
  Accumulation Trust at net asset
  value (Note 2)..................  $523,907,991   $394,274,149   $2,623,301,355    $74,759,026    $76,616,894
Amount due from MONY America......        41,383         46,734          173,717         20,547          4,443
Amount due from Enterprise
  Accumulation Trust..............       221,796        110,002          480,591         14,008         36,725
                                    ------------   ------------   --------------    -----------    -----------
          Total assets............   524,171,170    394,430,885    2,623,955,663     74,793,581     76,658,062
                                    ------------   ------------   --------------    -----------    -----------
LIABILITIES
Amount due to MONY America........       221,796        110,002          480,591         14,008         36,725
Amount due to Enterprise
  Accumulation Trust..............        41,383         46,734          173,717         20,547          4,443
                                    ------------   ------------   --------------    -----------    -----------
          Total liabilities.......       263,179        156,736          654,308         34,555         41,168
                                    ------------   ------------   --------------    -----------    -----------
Net assets........................  $523,907,991   $394,274,149   $2,623,301,355    $74,759,026    $76,616,894
                                    ============   ============   ==============    ===========    ===========
Net assets consist of:
  Contractholders' net payments...  $311,316,819   $228,622,985   $1,310,217,182    $60,228,801    $65,548,775
  Undistributed net investment
     income.......................    16,329,578     37,038,012      148,471,134      1,192,568      7,786,346
  Accumulated net realized gain on
     investments..................    74,837,520     35,464,781      460,209,589      6,174,364      1,162,025
  Unrealized appreciation of
     investments..................   121,424,074     93,148,371      704,403,450      7,163,293      2,119,748
                                    ------------   ------------   --------------    -----------    -----------
Net assets........................  $523,907,991   $394,274,149   $2,623,301,355    $74,759,026    $76,616,894
                                    ============   ============   ==============    ===========    ===========
Number of units outstanding*......    11,419,494      9,173,144       44,676,809      5,107,846      5,100,200
                                    ------------   ------------   --------------    -----------    -----------
Net asset value per unit
  outstanding*....................  $      45.88   $      42.98   $        58.72    $     14.64    $     15.02
                                    ============   ============   ==============    ===========    ===========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 1998 (UNAUDITED)

                                                                  OCC ACCUMULATION TRUST
                                              ---------------------------------------------------------------
                                                MONEY
                                                MARKET        BOND        EQUITY     SMALL CAP      MANAGED
                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                              ----------   ----------   ----------   ----------   -----------
ASSETS
Investments at cost (Note 4)................  $1,593,052    $952,046    $1,719,567   $2,699,408   $27,862,178
                                              ==========    ========    ==========   ==========   ===========
Investments in OCC Accumulation Trust, at
  net asset value (Note 2)..................  $1,593,052    $983,222    $2,998,622   $3,382,333   $44,238,856
Dividends Receivable........................       2,425       1,687             0            0             0
                                              ----------    --------    ----------   ----------   -----------
Net assets..................................  $1,595,477    $984,909    $2,998,622   $3,382,333   $44,238,856
                                              ==========    ========    ==========   ==========   ===========
Net assets consist of:
  Contractholders' net payments.............  $1,233,641    $535,810    $  605,105   $1,785,334   $ 8,760,670
  Undistributed net investment income.......     361,836     375,517       242,454      309,374     2,841,831
  Accumulated net realized gain on
     investments............................           0      42,406       872,008      604,700    16,259,677
  Unrealized appreciation of investments....           0      31,176     1,279,055      682,925    16,376,678
                                              ----------    --------    ----------   ----------   -----------
Net assets..................................  $1,595,477    $984,909    $2,998,622   $3,382,333   $44,238,856
                                              ==========    ========    ==========   ==========   ===========
Number of units outstanding*................     112,675      55,852        65,216       99,098       784,578
                                              ----------    --------    ----------   ----------   -----------
Net asset value per unit outstanding*.......  $    14.16    $  17.63    $    45.98   $    34.13   $     56.39
                                              ==========    ========    ==========   ==========   ===========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                            STATEMENTS OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

                                                                     MONY SERIES FUND, INC.
                                 ----------------------------------------------------------------------------------------------
                                   EQUITY       EQUITY     INTERMEDIATE    LONG TERM                     MONEY       GOVERNMENT
                                   GROWTH       INCOME      TERM BOND        BOND       DIVERSIFIED      MARKET      SECURITIES
                                 SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                 ----------   ----------   ------------   -----------   -----------   ------------   ----------
Dividend income................   $243,469     $202,166    $ 2,012,440    $ 3,580,527    $341,271     $  3,130,844   $  914,254
Mortality and expense risk
  charges (Note 3).............     (9,348)      (8,243)      (236,937)      (395,668)     (9,602)        (746,692)    (140,985)
                                  --------     --------    -----------    -----------    --------     ------------   ----------
Net investment income..........    234,121      193,923      1,775,503      3,184,859     331,669        2,384,152      773,269
                                  --------     --------    -----------    -----------    --------     ------------   ----------
Realized and unrealized gain
  (loss) on investments
  (Note 2):
  Proceeds from sales..........    186,809      294,799      2,859,189      8,698,689     300,289      309,471,376    2,847,652
  Cost of shares sold..........   (100,349)    (158,504)    (2,686,150)    (7,384,727)   (184,305)    (309,471,376)  (2,676,185)
                                  --------     --------    -----------    -----------    --------     ------------   ----------
Net realized gain on
  investments..................     86,460      136,295        173,039      1,313,962     115,984                0      171,467
Net decrease in unrealized
  appreciation of
  investments..................   (124,156)    (218,467)      (846,665)    (1,406,890)   (256,149)               0     (423,718)
                                  --------     --------    -----------    -----------    --------     ------------   ----------
Net realized and unrealized
  loss on investments..........    (37,696)     (82,172)      (673,626)       (92,928)   (140,165)               0     (252,251)
                                  --------     --------    -----------    -----------    --------     ------------   ----------
Net increase in net assets
  resulting from operations....   $196,425     $111,751    $ 1,101,877    $ 3,091,931    $191,504     $  2,384,152   $  521,018
                                  ========     ========    ===========    ===========    ========     ============   ==========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENTS OF OPERATIONS (CONTINUED)

               FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

                                                                          ENTERPRISE ACCUMULATION TRUST
                                                      ----------------------------------------------------------------------
                                                                                                  INTERNATIONAL   HIGH YIELD
                                                        EQUITY       SMALL CAP       MANAGED         GROWTH          BOND
                                                      SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                      -----------   -----------   -------------   -------------   ----------
Dividend income.....................................  $         0   $         0   $           0    $         0    $2,629,635
Mortality and expense risk charges (Note 3).........   (3,012,147)   (2,205,867)    (15,412,498)      (435,673)     (423,149)
                                                      -----------   -----------   -------------    -----------    ----------
Net investment income (loss)........................   (3,012,147)   (2,205,867)    (15,412,498)      (435,673)    2,206,486
                                                      -----------   -----------   -------------    -----------    ----------
Realized and unrealized gain on investments
  (Note 2):
  Proceeds from sales...............................   43,491,670    38,152,011     210,275,376     11,879,645     5,633,029
  Cost of shares sold...............................  (23,469,324)  (22,098,593)   (101,330,768)    (9,951,562)   (5,184,481)
                                                      -----------   -----------   -------------    -----------    ----------
Net realized gain on investments....................   20,022,346    16,053,418     108,944,608      1,928,083       448,548
Net increase (decrease) in unrealized appreciation
  of investments....................................   33,944,888    31,345,190     168,818,257      6,649,126       (42,175)
                                                      -----------   -----------   -------------    -----------    ----------
Net realized and unrealized gain on investments.....   53,967,234    47,398,608     277,762,865      8,577,209       406,373
                                                      -----------   -----------   -------------    -----------    ----------
Net increase in net assets resulting from
  operations........................................  $50,955,087   $45,192,741   $ 262,350,367    $ 8,141,536    $2,612,859
                                                      ===========   ===========   =============    ===========    ==========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENTS OF OPERATIONS (CONTINUED)

               FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

                                                                      OCC ACCUMULATION TRUST
                                                  --------------------------------------------------------------
                                                    MONEY
                                                    MARKET        BOND        EQUITY     SMALL CAP     MANAGED
                                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                  ----------   ----------   ----------   ----------   ----------
Dividend income.................................  $   48,597   $   28,567    $165,245     $163,330    $1,724,922
Mortality and expense risk charges (Note 3).....     (13,199)      (6,751)    (19,388)     (25,332)     (284,584)
                                                  ----------   ----------    --------     --------    ----------
Net investment income...........................      35,398       21,816     145,857      137,998     1,440,338
                                                  ----------   ----------    --------     --------    ----------
Realized and unrealized gain (loss) on
  investments (Note 2):
  Proceeds from sales...........................   1,177,476      412,697     515,438      935,215     9,600,030
  Cost of shares sold...........................  (1,177,476)    (398,543)   (249,025)    (614,081)   (4,691,542)
                                                  ----------   ----------    --------     --------    ----------
Net realized gain on investments................           0       14,154     266,413      321,134     4,908,488
Net decrease in unrealized appreciation of
  investments...................................           0       (1,501)    (51,185)    (484,320)   (1,594,718)
                                                  ----------   ----------    --------     --------    ----------
Net realized and unrealized gain (loss) on
  investments...................................           0       12,653     215,228     (163,186)    3,313,770
                                                  ----------   ----------    --------     --------    ----------
Net increase (decrease) in net assets resulting
  from operations...............................  $   35,398   $   34,469    $361,085     $(25,188)   $4,754,108
                                                  ==========   ==========    ========     ========    ==========

                       See notes to financial statements.

                                  MONY AMERICA
                               VARIABLE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                     MONY SERIES FUND, INC.
                                     ---------------------------------------------------------------------------------------
                                            EQUITY GROWTH                 EQUITY INCOME            INTERMEDIATE TERM BOND
                                             SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                     ---------------------------   ---------------------------   ---------------------------
                                     FOR THE SIX      FOR THE      FOR THE SIX      FOR THE      FOR THE SIX      FOR THE
                                     MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED
                                       JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                         1998           1997           1998           1997           1998           1997
                                     ------------   ------------   ------------   ------------   ------------   ------------
                                     (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income............   $  234,121     $   88,958     $  193,923     $  131,018    $ 1,775,503    $ 1,467,821
  Net realized gain on
    investments....................       86,460         21,769        136,295        106,897        173,039        286,935
  Net increase (decrease) in
    unrealized appreciation of
    investments....................     (124,156)       228,905       (218,467)       112,714       (846,665)       383,054
                                      ----------     ----------     ----------     ----------    -----------    -----------
Net increase in net assets
  resulting from operations........      196,425        339,632        111,751        350,629      1,101,877      2,137,810
                                      ----------     ----------     ----------     ----------    -----------    -----------
From unit transactions:
  Net proceeds from the issuance of
    units..........................       23,121         64,958         21,680         10,553      6,446,196      7,883,206
  Net asset value of units redeemed
    or used to meet contract
    obligations....................     (177,466)       (18,731)      (287,155)      (196,802)    (2,495,212)    (7,423,806)
                                      ----------     ----------     ----------     ----------    -----------    -----------
Net increase (decrease) from unit
  transactions.....................     (154,345)        46,227       (265,475)      (186,249)     3,950,984        459,400
                                      ----------     ----------     ----------     ----------    -----------    -----------
Net increase in net assets.........       42,080        385,859       (153,724)       164,380      5,052,861      2,597,210
Net assets beginning of period.....    1,500,365      1,114,506      1,438,034      1,273,654     35,861,201     33,263,991
                                      ----------     ----------     ----------     ----------    -----------    -----------
Net assets end of period*..........   $1,542,445     $1,500,365     $1,284,310     $1,438,034    $40,914,062    $35,861,201
                                      ==========     ==========     ==========     ==========    ===========    ===========
Units outstanding beginning of
  period...........................       37,580         36,033         37,519         43,089      1,941,792      1,916,050
Units issued during the period.....          533          1,961            500            353        343,871        444,683
Units redeemed during the period...       (4,120)          (414)        (7,165)        (5,923)      (133,125)      (418,941)
                                      ----------     ----------     ----------     ----------    -----------    -----------
Units outstanding end of period....       33,993         37,580         30,854         37,519      2,152,538      1,941,792
                                      ==========     ==========     ==========     ==========    ===========    ===========

---------------
* Includes undistributed net
  investment income of:               $  462,701     $  228,580     $  713,457     $  519,534    $ 7,787,497    $ 6,011,994

                                       MONY SERIES FUND, INC.
                                     ---------------------------
                                           LONG TERM BOND
                                             SUBACCOUNT
                                     ---------------------------
                                     FOR THE SIX      FOR THE
                                     MONTHS ENDED    YEAR ENDED
                                       JUNE 30,     DECEMBER 31,
                                         1998           1997
                                     ------------   ------------
                                     (UNAUDITED)
From operations:
  Net investment income............  $ 3,184,859    $  2,470,718
  Net realized gain on
    investments....................    1,313,962       1,467,041
  Net increase (decrease) in
    unrealized appreciation of
    investments....................   (1,406,890)      2,326,867
                                     -----------    ------------
Net increase in net assets
  resulting from operations........    3,091,931       6,264,626
                                     -----------    ------------
From unit transactions:
  Net proceeds from the issuance of
    units..........................   13,749,792      13,719,649
  Net asset value of units redeemed
    or used to meet contract
    obligations....................   (7,655,315)    (10,658,828)
                                     -----------    ------------
Net increase (decrease) from unit
  transactions.....................    6,094,477       3,060,821
                                     -----------    ------------
Net increase in net assets.........    9,186,408       9,325,447
Net assets beginning of period.....   60,357,650      51,032,203
                                     -----------    ------------
Net assets end of period*..........  $69,544,058    $ 60,357,650
                                     ===========    ============
Units outstanding beginning of
  period...........................    2,645,732       2,506,531
Units issued during the period.....      591,777         653,780
Units redeemed during the period...     (330,352)       (514,579)
                                     -----------    ------------
Units outstanding end of period....    2,907,157       2,645,732
                                     ===========    ============
---------------
* Includes undistributed net
  investment income of:              $14,197,922    $ 11,013,063

                       See notes to financial statements.

                                  MONY AMERICA
                               VARIABLE ACCOUNT A
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                   MONY SERIES FUND, INC. (CONTINUED)
                                        -----------------------------------------------------------------------------------------
                                                                                                              GOVERNMENT
                                                DIVERSIFIED                   MONEY MARKET                    SECURITIES
                                                SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                        ---------------------------   -----------------------------   ---------------------------
                                        FOR THE SIX      FOR THE       FOR THE SIX       FOR THE      FOR THE SIX      FOR THE
                                        MONTHS ENDED    YEAR ENDED    MONTHS ENDED     YEAR ENDED     MONTHS ENDED    YEAR ENDED
                                          JUNE 30,     DECEMBER 31,     JUNE 30,      DECEMBER 31,      JUNE 30,     DECEMBER 31,
                                            1998           1997           1998            1997            1998           1997
                                        ------------   ------------   -------------   -------------   ------------   ------------
                                        (UNAUDITED)                    (UNAUDITED)                    (UNAUDITED)
From operations:
  Net investment income...............   $  331,669     $  123,011    $   2,384,152   $   5,143,017   $   773,269    $   393,034
  Net realized gain on investments....      115,984        233,594                0               0       171,467         92,136
  Net increase (decrease) in
    unrealized appreciation of
    investments.......................     (256,149)        41,876                0               0      (423,718)       518,951
                                         ----------     ----------    -------------   -------------   -----------    -----------
Net increase in net assets resulting
  from operations.....................      191,504        398,481        2,384,152       5,143,017       521,018      1,004,121
                                         ----------     ----------    -------------   -------------   -----------    -----------
From unit transactions:
  Net proceeds from the issuance of
    units.............................       36,550         42,121      302,792,109     771,270,721     6,968,432      9,322,729
  Net asset value of units redeemed or
    used to meet contract
    obligations.......................     (290,803)      (634,220)    (298,614,124)   (766,971,962)   (2,542,643)    (3,626,150)
                                         ----------     ----------    -------------   -------------   -----------    -----------
Net increase (decrease) from unit
  transactions........................     (254,253)      (592,099)       4,177,985       4,298,759     4,425,789      5,696,579
                                         ----------     ----------    -------------   -------------   -----------    -----------
Net increase (decrease) in net
  assets..............................      (62,749)      (193,618)       6,562,137       9,441,776     4,946,807      6,700,700
Net assets beginning of period........    1,673,300      1,866,918      130,080,440     120,638,664    20,983,471     14,282,771
                                         ----------     ----------    -------------   -------------   -----------    -----------
Net assets end of period*.............   $1,610,551     $1,673,300    $ 136,642,577   $ 130,080,440   $25,930,278    $20,983,471
                                         ==========     ==========    =============   =============   ===========    ===========
Units outstanding beginning of
  period..............................       55,440         76,353        8,585,010       8,278,977     1,761,542      1,269,214
Units issued during the period........        1,154          1,688       19,760,962      51,933,520       577,541        807,156
Units redeemed during the period......       (9,432)       (22,601)     (19,502,239)    (51,627,487)     (211,223)      (314,828)
                                         ----------     ----------    -------------   -------------   -----------    -----------
Units outstanding end of period.......       47,162         55,440        8,843,733       8,585,010     2,127,860      1,761,542
                                         ==========     ==========    =============   =============   ===========    ===========

---------------
* Includes undistributed net
  investment income of:                  $1,062,586     $  730,917    $  18,395,217   $  16,011,065   $ 1,226,110    $   452,841

                       See notes to financial statements.

                                  MONY AMERICA
                               VARIABLE ACCOUNT A
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                 ENTERPRISE ACCUMULATION TRUST
                                  -------------------------------------------------------------------------------------------
                                            EQUITY                       SMALL CAP                        MANAGED
                                          SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                  ---------------------------   ---------------------------   -------------------------------
                                  FOR THE SIX      FOR THE      FOR THE SIX      FOR THE       FOR THE SIX        FOR THE
                                  MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED     MONTHS ENDED      YEAR ENDED
                                    JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,      JUNE 30,       DECEMBER 31,
                                      1998           1997           1998           1997            1998             1997
                                  ------------   ------------   ------------   ------------   --------------   --------------
                                  (UNAUDITED)                   (UNAUDITED)                    (UNAUDITED)
From operations:
 Net investment income (loss)...  $ (3,012,147)  $ 10,134,835   $ (2,205,867)  $ 24,100,179   $  (15,412,498)  $   79,408,406
 Net realized gain on
   investments..................    20,022,346     31,547,377     16,053,418     12,200,856      108,944,608      202,106,289
 Net increase (decrease) in
   unrealized appreciation of
   investments..................    33,944,888     34,785,044     31,345,190     43,551,752      168,818,257      125,071,710
                                  ------------   ------------   ------------   ------------   --------------   --------------
Net increase in net assets
 resulting from operations......    50,955,087     76,467,256     45,192,741     79,852,787      262,350,367      406,586,405
                                  ------------   ------------   ------------   ------------   --------------   --------------
From unit transactions:
 Net proceeds from the issuance
   of units.....................    68,861,895    153,834,908     65,494,455    103,297,248      231,254,956      626,988,679
 Net asset value of units
   redeemed or used to meet
   contract obligations.........   (37,208,189)   (61,472,849)   (33,752,816)   (33,906,004)    (183,225,520)    (409,563,542)
                                  ------------   ------------   ------------   ------------   --------------   --------------
Net increase from unit
 transactions...................    31,653,706     92,362,059     31,741,639     69,391,244       48,029,436      217,425,137
                                  ------------   ------------   ------------   ------------   --------------   --------------
Net increase in net assets......    82,608,793    168,829,315     76,934,380    149,244,031      310,379,803      624,011,542
Net assets beginning of
 period.........................   441,299,198    272,469,883    317,339,769    168,095,738    2,312,921,552    1,688,910,010
                                  ------------   ------------   ------------   ------------   --------------   --------------
Net assets end of period*.......  $523,907,991   $441,299,198   $394,274,149   $317,339,769   $2,623,301,355   $2,312,921,552
                                  ============   ============   ============   ============   ==============   ==============
Units outstanding beginning of
 period.........................    10,706,757      8,212,227      8,401,211      6,346,453       43,843,754       39,371,381
Units issued during the
 period.........................     1,558,828      4,173,627      1,596,648      3,110,995        4,084,386       13,252,564
Units redeemed during the
 period.........................      (846,091)    (1,679,097)      (824,715)    (1,056,237)      (3,251,331)      (8,780,191)
                                  ------------   ------------   ------------   ------------   --------------   --------------
Units outstanding end of
 period.........................    11,419,494     10,706,757      9,173,144      8,401,211       44,676,809       43,843,754
                                  ============   ============   ============   ============   ==============   ==============

---------------
* Includes undistributed net
  investment income of:           $ 16,329,578    $19,341,725    $37,038,012    $39,243,879    $ 148,471,134   $  163,883,632

                                                ENTERPRISE ACCUMULATION TRUST
                                  ---------------------------------------------------------
                                     INTERNATIONAL GROWTH             HIGH YIELD BOND
                                          SUBACCOUNT                    SUBACCOUNT
                                  ---------------------------   ---------------------------
                                  FOR THE SIX      FOR THE      FOR THE SIX      FOR THE
                                  MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED
                                    JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                      1998           1997           1998           1997
                                  ------------   ------------   ------------   ------------
                                  (UNAUDITED)                   (UNAUDITED)
From operations:
 Net investment income (loss)...  $  (435,673)   $ 1,171,619    $ 2,206,486    $ 3,449,870
 Net realized gain on
   investments..................    1,928,083      3,166,636        448,548        461,482
 Net increase (decrease) in
   unrealized appreciation of
   investments..................    6,649,126     (3,024,032)       (42,175)     1,157,688
                                  ------------   ------------   -----------    -----------
Net increase in net assets
 resulting from operations......    8,141,536      1,314,223      2,612,859      5,069,040
                                  ------------   ------------   -----------    -----------
From unit transactions:
 Net proceeds from the issuance
   of units.....................   12,216,705     35,179,809     19,988,863     30,370,695
 Net asset value of units
   redeemed or used to meet
   contract obligations.........  (10,775,749)   (16,397,762)    (4,856,489)    (6,983,741)
                                  ------------   ------------   -----------    -----------
Net increase from unit
 transactions...................    1,440,956     18,782,047     15,132,374     23,386,954
                                  ------------   ------------   -----------    -----------
Net increase in net assets......    9,582,492     20,096,270     17,745,233     28,455,994
Net assets beginning of
 period.........................   65,176,534     45,080,264     58,871,661     30,415,667
                                  ------------   ------------   -----------    -----------
Net assets end of period*.......  $74,759,026    $65,176,534    $76,616,894    $58,871,661
                                  ============   ============   ===========    ===========
Units outstanding beginning of
 period.........................    5,021,078      3,610,923      4,081,656      2,361,710
Units issued during the
 period.........................      859,167      2,649,674      1,344,142      2,234,031
Units redeemed during the
 period.........................     (772,399)    (1,239,519)      (325,598)      (514,085)
                                  ------------   ------------   -----------    -----------
Units outstanding end of
 period.........................    5,107,846      5,021,078      5,100,200      4,081,656
                                  ============   ============   ===========    ===========
---------------
* Includes undistributed net
  investment income of:           $ 1,192,568    $ 1,628,241    $ 7,786,346    $ 5,579,860

                       See notes to financial statements.

                                  MONY AMERICA
                               VARIABLE ACCOUNT A
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                   OCC ACCUMULATION TRUST
                                   ---------------------------------------------------------------------------------------
                                          MONEY MARKET                      BOND                         EQUITY
                                           SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ---------------------------   ---------------------------   ---------------------------
                                   FOR THE SIX      FOR THE      FOR THE SIX      FOR THE      FOR THE SIX      FOR THE
                                   MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED
                                     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                       1998           1997           1998           1997           1998           1997
                                   ------------   ------------   ------------   ------------   ------------   ------------
                                   (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
 Net investment income...........  $    35,398    $    84,261     $   21,816     $   82,928     $  145,857     $   85,330
 Net realized gain (loss) on
   investments...................            0              0         14,154        (17,195)       266,413        291,249
 Net increase (decrease) in
   unrealized appreciation of
   investments...................            0              0         (1,501)        22,568        (51,185)       311,925
                                   -----------    -----------     ----------     ----------     ----------     ----------
Net increase (decrease) in net
 assets resulting from
 operations......................       35,398         84,261         34,469         88,301        361,085        688,504
                                   -----------    -----------     ----------     ----------     ----------     ----------
From unit transactions:
 Net proceeds from the issuance
   of units......................    1,022,370      3,559,696         69,871        206,205         84,321         94,191
 Net asset value of units
   redeemed or used to meet
   contract obligations..........   (1,164,277)    (5,555,831)      (405,946)      (936,786)      (496,708)      (607,309)
                                   -----------    -----------     ----------     ----------     ----------     ----------
Net decrease from unit
 transactions....................     (141,907)    (1,996,135)      (336,075)      (730,581)      (412,387)      (513,118)
                                   -----------    -----------     ----------     ----------     ----------     ----------
Net increase (decrease) in net
 assets..........................     (106,509)    (1,911,874)      (301,606)      (642,280)       (51,302)       175,386
Net assets beginning of period...    1,701,986      3,613,860      1,286,515      1,928,795      3,049,924      2,874,538
                                   -----------    -----------     ----------     ----------     ----------     ----------
Net assets end of period*........  $ 1,595,477    $ 1,701,986     $  984,909     $1,286,515     $2,998,622     $3,049,924
                                   ===========    ===========     ==========     ==========     ==========     ==========
Units outstanding beginning of
 period..........................      122,178        268,258         75,192        118,986         74,411         87,730
Units issued during the period...       73,026        258,478          4,017         12,934          1,884          2,620
Units redeemed during the
 period..........................      (82,529)      (404,558)       (23,357)       (56,728)       (11,079)       (15,939)
                                   -----------    -----------     ----------     ----------     ----------     ----------
Units outstanding end of
 period..........................      112,675        122,178         55,852         75,192         65,216         74,411
                                   ===========    ===========     ==========     ==========     ==========     ==========

---------------
* Includes undistributed net
  investment income of:            $   361,836    $   326,438     $  375,517     $  353,701     $  242,454     $   96,597

                                                    OCC ACCUMULATION TRUST
                                   ---------------------------------------------------------
                                            SMALL CAP                      MANAGED
                                           SUBACCOUNT                    SUBACCOUNT
                                   ---------------------------   ---------------------------
                                   FOR THE SIX      FOR THE      FOR THE SIX      FOR THE
                                   MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED
                                     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                       1998           1997           1998           1997
                                   ------------   ------------   ------------   ------------
                                   (UNAUDITED)                   (UNAUDITED)
From operations:
 Net investment income...........   $  137,998     $  113,545    $ 1,440,338    $ 1,391,969
 Net realized gain (loss) on
   investments...................      321,134        105,416      4,908,488      5,761,094
 Net increase (decrease) in
   unrealized appreciation of
   investments...................     (484,320)       482,224     (1,594,718)     1,865,204
                                    ----------     ----------    -----------    -----------
Net increase (decrease) in net
 assets resulting from
 operations......................      (25,188)       701,185      4,754,108      9,018,267
                                    ----------     ----------    -----------    -----------
From unit transactions:
 Net proceeds from the issuance
   of units......................      225,241        273,519      1,076,815      4,748,474
 Net asset value of units
   redeemed or used to meet
   contract obligations..........     (906,379)      (338,142)    (9,200,624)   (12,013,129)
                                    ----------     ----------    -----------    -----------
Net decrease from unit
 transactions....................     (681,138)       (64,623)    (8,123,809)    (7,264,655)
                                    ----------     ----------    -----------    -----------
Net increase (decrease) in net
 assets..........................     (706,326)       636,562     (3,369,701)     1,753,612
Net assets beginning of period...    4,088,659      3,452,097     47,608,557     45,854,945
                                    ----------     ----------    -----------    -----------
Net assets end of period*........   $3,382,333     $4,088,659    $44,238,856    $47,608,557
                                    ==========     ==========    ===========    ===========
Units outstanding beginning of
 period..........................      117,879        120,183        932,054      1,084,412
Units issued during the period...        5,148          8,340         19,512         98,535
Units redeemed during the
 period..........................      (23,929)       (10,644)      (166,988)      (250,893)
                                    ----------     ----------    -----------    -----------
Units outstanding end of
 period..........................       99,098        117,879        784,578        932,054
                                    ==========     ==========    ===========    ===========
---------------
* Includes undistributed net
  investment income of:             $  309,374     $  171,376    $ 2,841,831    $ 1,401,493

                       See notes to financial statements.

                                  MONY AMERICA
                               VARIABLE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS:

     MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used only to support flexible payment variable annuity policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of The Mutual Life Insurance Company of New York ("MONY").

     There are currently seventeen subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise") or the OCC Accumulation Trust ("OCC") (formerly known as Quest for Value Accumulation Trust) (collectively, the "Funds"). The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

     On March 31, 1997, the Variable Account effected a substitution by redeeming shares of the OCC Accumulation Trust Bond Portfolio and using the redemption proceeds to purchase shares of the OCC Accumulation Trust U.S. Government Income Portfolio. The substitution was effected through a redemption of assets in-kind and was deemed a non-taxable event for the Variable Account and OCC.

     A full presentation of the related financial statements and footnotes of the Fund, Enterprise and OCC are contained on pages 60 to 93; 95 to 126; and 127 to 148; respectively, and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

  Investments:

     The investment in shares of each of the respective portfolios is stated at the net asset value of each portfolio. Except for the Money Market Portfolios, net asset values are based upon market quotations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolios, the net asset values are based on the amortized cost of the securities held which approximates value.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS:

     MONY America is the legal owner of the assets of the Variable Account.

     Purchase payments received from MONY America by the Variable Account represent gross purchase payments recorded by MONY America less deductions retained for any premium taxes.

     A periodic deduction is made from the cash value of the contract for the Annual Contract Charge. The deduction is for the expenses of administration and is treated by the Variable Account as a contractholder redemption. The amount deducted for all subaccounts for 1998 was $1,282,454.

                                  MONY AMERICA
                               VARIABLE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS (CONTINUED)
     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 1.25 percent of aggregate average daily net assets. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENTS

     Investment In MONY Series Fund, Inc. at cost, at June 30, 1998 (unaudited) consist of the following:

                            EQUITY       EQUITY     INTERMEDIATE    LONG TERM                      MONEY        GOVERNMENT
                            GROWTH       INCOME      TERM BOND        BOND       DIVERSIFIED       MARKET       SECURITIES
                          PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
                          ----------   ----------   ------------   -----------   -----------   --------------   -----------
Shares beginning of
  period:
  Shares................      41,584       53,064     3,224,928      4,425,047       81,189       130,080,440     1,926,857
  Amount................  $  984,605   $  945,478   $34,084,201    $54,686,512   $1,184,974    $  130,080,440   $20,107,823
                          ----------   ----------   -----------    -----------   ----------    --------------   -----------
Shares acquired:
  Shares................         663          777       594,059      1,063,448        1,863       312,902,669       659,631
  Amount................  $   23,116   $   21,081   $ 6,573,236    $14,397,498   $   36,434    $  312,902,669   $ 7,132,456
Shares received for
  reinvestment of
  dividends:
  Shares................       7,190        7,830       187,903        275,002       19,314         3,130,844        86,413
  Amount................  $  243,469   $  202,166   $ 2,012,440    $ 3,580,527   $  341,271    $    3,130,844   $   914,254
Shares redeemed:
  Shares................      (5,127)     (10,646)     (260,181)      (642,432)     (14,454)     (309,471,376)     (263,024)
  Amount................  $ (100,349)  $ (158,504)  $(2,686,150)   $(7,384,727)  $ (184,305)   $ (309,471,376)  $(2,676,185)
                          ----------   ----------   -----------    -----------   ----------    --------------   -----------
Net change:
  Shares................       2,726       (2,039)      521,781        696,018        6,723         6,562,137       483,020
  Amount................  $  166,236   $   64,743   $ 5,899,526    $10,593,298   $  193,400    $    6,562,137   $ 5,370,525
                          ----------   ----------   -----------    -----------   ----------    --------------   -----------
Shares end of period:
  Shares................      44,310       51,025     3,746,709      5,121,065       87,912       136,642,577     2,409,877
  Amount................  $1,150,841   $1,010,221   $39,983,727    $65,279,810   $1,378,374    $  136,642,577   $25,478,348
                          ==========   ==========   ===========    ===========   ==========    ==============   ===========

                                  MONY AMERICA
                               VARIABLE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investment in Enterprise Accumulation Trust at cost, at June 30, 1998 (unaudited) consist of the following:

                                                          SMALL COMPANY                    INTERNATIONAL
                                              EQUITY          VALUE          MANAGED          GROWTH       HIGH YIELD
                                            PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO      PORTFOLIO
                                           ------------   -------------   --------------   -------------   -----------
Shares beginning of period:
  Shares.................................    12,576,209     11,885,385        56,717,058     10,546,365     10,310,273
  Amount.................................  $353,820,012   $255,536,588    $1,777,336,359    $64,662,367    $56,709,738
                                           ------------   ------------    --------------    -----------    -----------
Shares acquired:
  Shares.................................     1,907,028      2,323,957         5,518,776      1,898,912      3,508,837
  Amount.................................  $ 72,133,229   $ 67,687,783    $  242,892,314    $12,884,928    $20,342,254
Shares received for reinvestment of
  dividends:
  Shares.................................             0              0                 0              0        453,716
  Amount.................................  $          0   $          0    $            0    $         0    $ 2,629,635
Shares redeemed:
  Shares.................................    (1,148,852)    (1,307,701)       (4,782,890)    (1,780,651)      (971,282)
  Amount.................................  $(23,469,324)  $(22,098,593)   $ (101,330,768)   $(9,951,562)   $(5,184,481)
                                           ------------   ------------    --------------    -----------    -----------
Net change:
  Shares.................................       758,176      1,016,256           735,886        118,261      2,991,271
  Amount.................................  $ 48,663,905   $ 45,589,190    $  141,561,546    $ 2,933,366    $17,787,408
                                           ------------   ------------    --------------    -----------    -----------
Shares end of period:
  Shares.................................    13,334,385     12,901,641        57,452,944     10,664,626     13,301,544
  Amount.................................  $402,483,917   $301,125,778    $1,918,897,905    $67,595,733    $74,497,146
                                           ============   ============    ==============    ===========    ===========

     Investment in OCC Accumulation Trust at cost, at June 30, 1998 (unaudited) consist of the following:

                                                              US GOVERNMENT
                                               MONEY MARKET      INCOME         EQUITY     SMALL CAP      MANAGED
                                                PORTFOLIO       PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
                                               ------------   -------------   ----------   ----------   -----------
Shares beginning of period:
  Shares.....................................    1,701,986        122,409         83,514      155,049     1,123,373
  Amount.....................................  $ 1,701,986     $1,253,838     $1,719,684   $2,921,414   $29,637,161
                                               ------------    ----------     ----------   ----------   -----------
Shares acquired:
  Shares.....................................    1,022,370          6,626          2,198        8,493        27,076
  Amount.....................................  $ 1,022,370     $   69,871     $   83,663   $  228,745   $ 1,191,637
Shares received for reinvestment of
  dividends:
  Shares.....................................       46,172          2,543          4,487        6,108        39,827
  Amount.....................................  $    46,172     $   26,880     $  165,245   $  163,330   $ 1,724,922
Shares redeemed:
  Shares.....................................   (1,177,476)       (38,996)       (13,410)     (35,110)     (215,208)
  Amount.....................................  $(1,177,476)    $ (398,543)    $ (249,025)  $ (614,081)  $(4,691,542)
                                               ------------    ----------     ----------   ----------   -----------
Net change:
  Shares.....................................     (108,934)       (29,827)        (6,725)     (20,509)     (148,305)
  Amount.....................................  $  (108,934)    $ (301,792)    $     (117)  $ (222,006)  $(1,774,983)
                                               ------------    ----------     ----------   ----------   -----------
Shares end of period:
  Shares.....................................    1,593,052         92,582         76,789      134,540       975,068
  Amount.....................................  $ 1,593,052     $  952,046     $1,719,567   $2,699,408   $27,862,178
                                               ============    ==========     ==========   ==========   ===========

                                      MONY
                               VARIABLE ACCOUNT A
                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 1998 (UNAUDITED)

                                                                     MONY SERIES FUND, INC.
                                  ---------------------------------------------------------------------------------------------
                                    EQUITY       EQUITY     INTERMEDIATE    LONG TERM                     MONEY      GOVERNMENT
                                    GROWTH       INCOME      TERM BOND        BOND       DIVERSIFIED     MARKET      SECURITIES
                                  SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                  ----------   ----------   ------------   -----------   -----------   -----------   ----------
             ASSETS
Investments at cost (Note 4)....   $202,265     $246,287     $8,631,411    $14,781,013   $   83,762    $23,703,369   $4,357,349
                                   ========     ========     ==========    ===========   ==========    ===========   ==========
Investments in MONY Series Fund,
  Inc., at net asset value
  (Note 2)......................   $288,631     $330,444     $8,774,201    $16,028,195   $   91,215    $23,703,369   $4,431,205
Amount due from MONY............          0            0            242            913            0        188,046            0
Amount due from MONY Series
  Fund, Inc.....................          0            0          3,521          2,105            0             54          616
                                   --------     --------     ----------    -----------   ----------    -----------   ----------
         Total assets...........    288,631      330,444      8,777,964     16,031,213       91,215     23,891,469    4,431,821
                                   --------     --------     ----------    -----------   ----------    -----------   ----------
          LIABILITIES
Amount due to MONY..............          0            0          3,521          2,105            0             54          616
Amount due to MONY Series Fund,
  Inc...........................          0            0            242            913            0        188,046            0
                                   --------     --------     ----------    -----------   ----------    -----------   ----------
         Total liabilities......          0            0          3,763          3,018            0        188,100          616
                                   --------     --------     ----------    -----------   ----------    -----------   ----------
Net assets......................   $288,631     $330,444     $8,774,201    $16,028,195   $   91,215    $23,703,369   $4,431,205
                                   ========     ========     ==========    ===========   ==========    ===========   ==========
Net assets consist of:
  Contractholders' net
    payments....................   $ (3,905)    $(29,771)    $6,562,467    $10,785,740   $ (172,508)   $20,432,655   $4,133,767
  Undistributed net investment
    income......................     91,413      176,257      1,930,088      3,430,528      131,208      3,270,714      181,592
  Accumulated net realized gain
    on investments..............    114,757       99,801        138,856        564,745      125,062              0       41,990
  Unrealized appreciation of
    investments.................     86,366       84,157        142,790      1,247,182        7,453              0       73,856
                                   --------     --------     ----------    -----------   ----------    -----------   ----------
Net assets......................   $288,631     $330,444     $8,774,201    $16,028,195   $   91,215    $23,703,369   $4,431,205
                                   ========     ========     ==========    ===========   ==========    ===========   ==========
Number of units outstanding*....      6,343        8,207        470,746        665,014        2,754      1,537,161      365,513
                                   --------     --------     ----------    -----------   ----------    -----------   ----------
Net asset value per unit
  outstanding*..................   $  45.50     $  40.26     $    18.64    $     24.10   $    33.12    $     15.42   $    12.12
                                   ========     ========     ==========    ===========   ==========    ===========   ==========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY
                               VARIABLE ACCOUNT A
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 1998 (UNAUDITED)

                                                               ENTERPRISE ACCUMULATION TRUST
                                           ---------------------------------------------------------------------
                                                                                      INTERNATIONAL   HIGH YIELD
                                             EQUITY       SMALL CAP      MANAGED         GROWTH          BOND
                                           SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                           -----------   -----------   ------------   -------------   ----------
                 ASSETS
Investments at cost (Note 4).............  $54,576,805   $36,975,753   $242,626,030    $ 9,092,593    $9,718,100
                                           ===========   ===========   ============    ===========    ==========
Investments in Enterprise Accumulation
  Trust, at net asset value (Note 2).....  $71,198,188   $49,045,405   $338,924,836    $10,233,660    $9,961,840
Amount due from MONY.....................        4,420         1,435         25,951            103            96
Amount due from Enterprise Accumulation
  Trust..................................       56,075        21,192        163,234            212           200
                                           -----------   -----------   ------------    -----------    ----------
          Total assets...................   71,258,683    49,068,032    339,114,021     10,233,975     9,962,136
                                           -----------   -----------   ------------    -----------    ----------
               LIABILITIES
Amount due to MONY.......................       56,075        21,192        163,234            212           200
Amount due to Enterprise Accumulation
  Trust..................................        4,420         1,435         25,951            103            96
                                           -----------   -----------   ------------    -----------    ----------
          Total liabilities..............       60,495        22,627        189,185            315           296
                                           -----------   -----------   ------------    -----------    ----------
Net assets...............................  $71,198,188   $49,045,405   $338,924,836    $10,233,660    $9,961,840
                                           ===========   ===========   ============    ===========    ==========
Net assets consist of:
  Contractholders' net payments..........  $41,129,458   $27,829,850   $160,011,193    $ 8,376,500    $8,768,422
  Undistributed net investment income....    2,407,405     4,630,368     20,775,546        151,995       850,692
  Accumulated net realized gain on
     investments.........................   11,039,942     4,515,535     61,839,291        564,098        98,986
  Unrealized appreciation of
     investments.........................   16,621,383    12,069,652     96,298,806      1,141,067       243,740
                                           -----------   -----------   ------------    -----------    ----------
Net assets...............................  $71,198,188   $49,045,405   $338,924,836    $10,233,660    $9,961,840
                                           ===========   ===========   ============    ===========    ==========
Number of units outstanding*.............    1,551,690     1,143,672      5,774,495        699,305       662,074
                                           -----------   -----------   ------------    -----------    ----------
Net asset value per unit outstanding*....  $     45.88   $     42.88   $      58.69    $     14.63    $    15.05
                                           ===========   ===========   ============    ===========    ==========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY
                               VARIABLE ACCOUNT A
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 1998 (UNAUDITED)

                                                                       OCC ACCUMULATION TRUST
                                                   ---------------------------------------------------------------
                                                     MONEY
                                                     MARKET        BOND        EQUITY     SMALL CAP      MANAGED
                                                   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                   ----------   ----------   ----------   ----------   -----------
                     ASSETS
Investments at cost (Note 4).....................   $450,269     $528,659     $202,227     $138,801    $ 7,463,130
                                                    ========     ========     ========     ========    ===========
Investments in OCC Accumulation Trust, at net
  asset value (Note 2)...........................   $450,269     $548,102     $330,361     $169,528    $12,837,013
Dividends Receivable.............................        685          940            0            0              0
                                                    --------     --------     --------     --------    -----------
Net assets.......................................   $450,954     $549,042     $330,361     $169,528    $12,837,013
                                                    ========     ========     ========     ========    ===========
Net assets consist of:
  Contractholders' net payments..................   $390,813     $399,744     $ 62,128     $ (5,875)   $ 3,983,941
  Undistributed net investment income............     60,141      134,113       31,555       33,316        759,317
  Accumulated net realized gain (loss) on
     investments.................................          0       (4,258)     108,544      111,360      2,719,872
  Unrealized appreciation of investments.........          0       19,443      128,134       30,727      5,373,883
                                                    --------     --------     --------     --------    -----------
Net assets.......................................   $450,954     $549,042     $330,361     $169,528    $12,837,013
                                                    ========     ========     ========     ========    ===========
Number of units outstanding*.....................     31,943       31,144        7,184        4,979        227,749
                                                    --------     --------     --------     --------    -----------
Net asset value per unit outstanding*............   $  14.12     $  17.63     $  45.99     $  34.05    $     56.36
                                                    ========     ========     ========     ========    ===========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY
                               VARIABLE ACCOUNT A
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

                                                                      MONY SERIES FUND, INC.
                                  ----------------------------------------------------------------------------------------------
                                    EQUITY       EQUITY     INTERMEDIATE    LONG TERM                     MONEY       GOVERNMENT
                                    GROWTH       INCOME      TERM BOND        BOND       DIVERSIFIED      MARKET      SECURITIES
                                  SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                  ----------   ----------   ------------   -----------   -----------   ------------   ----------
Dividend income.................  $ 44,099     $ 51,132     $  433,654     $   838,752    $ 25,421     $    542,634   $ 154,732
Mortality and expense risk
  charges (Note 3)..............    (1,744)      (2,074)       (51,171)        (91,879)       (717)        (129,461)    (23,929)
                                  --------     --------     ----------     -----------    --------     ------------   ---------
Net investment income...........    42,355       49,058        382,483         746,873      24,704          413,173     130,803
                                  --------     --------     ----------     -----------    --------     ------------   ---------
Realized and unrealized gain
  (loss) on investments
  (Note 2):
  Proceeds from sales...........    47,141       54,822        903,431       1,289,721      72,587       43,299,841     303,839
  Cost of shares sold...........   (17,856)     (26,592)      (874,974)     (1,087,832)    (58,682)     (43,299,841)   (288,436)
                                  --------     --------     ----------     -----------    --------     ------------   ---------
Net realized gain on
  investments...................    29,285       28,230         28,457         201,889      13,905                0      15,403
Net decrease in unrealized
  depreciation of investments...   (34,426)     (48,367)      (170,694)       (229,074)    (22,755)               0     (56,211)
                                  --------     --------     ----------     -----------    --------     ------------   ---------
Net realized and unrealized loss
  on investments................    (5,141)     (20,137)      (142,237)        (27,185)     (8,850)               0     (40,808)
                                  --------     --------     ----------     -----------    --------     ------------   ---------
Net increase in net assets
  resulting from operations.....  $ 37,214     $ 28,921     $  240,246     $   719,688    $ 15,854     $    413,173   $  89,995
                                  ========     ========     ==========     ===========    ========     ============   =========

                       See notes to financial statements.

                                      MONY
                               VARIABLE ACCOUNT A
                      STATEMENTS OF OPERATIONS (CONTINUED)
               FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

                                                         ENTERPRISE ACCUMULATION TRUST
                                     ---------------------------------------------------------------------
                                                                                INTERNATIONAL   HIGH YIELD
                                       EQUITY       SMALL CAP      MANAGED         GROWTH          BOND
                                     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                     -----------   -----------   ------------   -------------   ----------
Dividend income....................  $         0   $         0   $          0   $         0     $ 326,282
Mortality and expense risk charges
  (Note 3).........................     (407,695)     (274,176)    (1,987,493)      (58,210)      (52,470)
                                     -----------   -----------   ------------   -----------     ---------
Net investment income (loss).......     (407,695)     (274,176)    (1,987,493)      (58,210)      273,812
                                     -----------   -----------   ------------   -----------     ---------
Realized and unrealized gain on
  investments (Note 2):
  Proceeds from sales..............    5,404,700     3,482,994     25,098,658       863,265       395,925
  Cost of shares sold..............   (2,667,602)   (1,989,062)   (11,936,538)     (725,570)     (359,571)
                                     -----------   -----------   ------------   -----------     ---------
Net realized gain on investments...    2,737,098     1,493,932     13,162,120       137,695        36,354
Net increase in unrealized
  appreciation of investments......    4,508,409     4,365,930     22,603,374       984,135        15,141
                                     -----------   -----------   ------------   -----------     ---------
Net realized and unrealized gain on
  investments......................    7,245,507     5,859,862     35,765,494     1,121,830        51,495
                                     -----------   -----------   ------------   -----------     ---------
Net increase in net assets
  resulting from operations........  $ 6,837,812   $ 5,585,686   $ 33,778,001   $ 1,063,620     $ 325,307
                                     ===========   ===========   ============   ===========     =========

                       See notes to financial statements.

                                      MONY
                               VARIABLE ACCOUNT A
                      STATEMENTS OF OPERATIONS (CONTINUED)
               FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

                                                               OCC ACCUMULATION TRUST
                                           --------------------------------------------------------------
                                             MONEY
                                             MARKET        BOND        EQUITY     SMALL CAP     MANAGED
                                           SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                           ----------   ----------   ----------   ----------   ----------
Dividend income..........................  $ 10,472     $ 14,835     $ 21,723     $ 11,140     $  459,940
Mortality and expense risk charges
  (Note 3)...............................    (2,856)      (3,506)      (2,193)      (1,484)       (78,222)
                                           --------     --------     --------     --------     ----------
Net investment income....................     7,616       11,329       19,530        9,656        381,718
                                           --------     --------     --------     --------     ----------
Realized and unrealized gain (loss) on
  investments (Note 2):
  Proceeds from sales....................    38,992       62,184      122,220      129,881        727,785
  Cost of shares sold....................   (38,992)     (60,155)     (61,324)     (80,246)      (353,700)
                                           --------     --------     --------     --------     ----------
Net realized gain on investments.........         0        2,029       60,896       49,635        374,085
Net increase (decrease) in unrealized
  appreciation of investments............         0        3,896      (38,527)     (52,016)       500,083
                                           --------     --------     --------     --------     ----------
Net realized and unrealized gain (loss)
  on investments.........................         0        5,925       22,369       (2,381)       874,168
                                           --------     --------     --------     --------     ----------
Net increase in net assets resulting from
  operations.............................  $  7,616     $ 17,254     $ 41,899     $  7,275     $1,255,886
                                           ========     ========     ========     ========     ==========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                     MONY SERIES FUND, INC.
                                     ---------------------------------------------------------------------------------------
                                            EQUITY GROWTH                 EQUITY INCOME            INTERMEDIATE TERM BOND
                                             SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                     ---------------------------   ---------------------------   ---------------------------
                                     FOR THE SIX      FOR THE      FOR THE SIX      FOR THE      FOR THE SIX      FOR THE
                                     MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED
                                       JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                         1998           1997           1998           1997           1998           1997
                                     ------------   ------------   ------------   ------------   ------------   ------------
                                     (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income............    $ 42,355       $ 19,434       $ 49,058       $ 29,596      $  382,483    $   284,214
  Net realized gain on
    investments....................      29,285         32,694         28,230         13,051          28,457        104,618
  Net increase (decrease) in
    unrealized appreciation of
    investments....................     (34,426)        19,810        (48,367)        37,678        (170,694)        42,476
                                       --------       --------       --------       --------      ----------    -----------
Net increase in net assets
  resulting from operations........      37,214         71,938         28,921         80,325         240,246        431,308
                                       --------       --------       --------       --------      ----------    -----------
From unit transactions:
  Net proceeds from the issuance of
    units..........................           0              0              0          1,714       1,422,746      2,659,796
  Net asset value of units redeemed
    or used to meet contract
    obligations....................     (40,181)       (27,729)       (46,366)        (4,757)       (793,616)    (1,677,836)
                                       --------       --------       --------       --------      ----------    -----------
Net increase (decrease) from unit
  transactions.....................     (40,181)       (27,729)       (46,366)        (3,043)        629,130        981,960
                                       --------       --------       --------       --------      ----------    -----------
Net increase (decrease) in net
  assets...........................      (2,967)        44,209        (17,445)        77,282         869,376      1,413,268
Net assets beginning of period.....     291,598        247,389        347,889        270,607       7,904,825      6,491,557
                                       --------       --------       --------       --------      ----------    -----------
Net assets end of period*..........    $288,631       $291,598       $330,444       $347,889      $8,774,201    $ 7,904,825
                                       ========       ========       ========       ========      ==========    ===========
Units outstanding beginning of
  period...........................       7,284          7,976          9,384          9,465         436,486        381,313
Units issued during the period.....           0              0              0            619          77,266        152,349
Units redeemed during the period...        (941)          (692)        (1,177)          (700)        (43,006)       (97,176)
                                       --------       --------       --------       --------      ----------    -----------
Units outstanding end of period....       6,343          7,284          8,207          9,384         470,746        436,486
                                       ========       ========       ========       ========      ==========    ===========

---------------
* Includes undistributed net
  investment income of:                $ 91,413       $ 71,979       $176,257       $146,661      $1,930,088    $ 1,645,874

                                       MONY SERIES FUND, INC.
                                     ---------------------------
                                           LONG TERM BOND
                                             SUBACCOUNT
                                     ---------------------------
                                     FOR THE SIX      FOR THE
                                     MONTHS ENDED    YEAR ENDED
                                       JUNE 30,     DECEMBER 31,
                                         1998           1997
                                     ------------   ------------
                                     (UNAUDITED)
From operations:
  Net investment income............  $   746,873    $   507,617
  Net realized gain on
    investments....................      201,889        100,826
  Net increase (decrease) in
    unrealized appreciation of
    investments....................     (229,074)       766,700
                                     -----------    -----------
Net increase in net assets
  resulting from operations........      719,688      1,375,143
                                     -----------    -----------
From unit transactions:
  Net proceeds from the issuance of
    units..........................    2,486,923      3,496,284
  Net asset value of units redeemed
    or used to meet contract
    obligations....................   (1,075,928)    (1,307,957)
                                     -----------    -----------
Net increase (decrease) from unit
  transactions.....................    1,410,995      2,188,327
                                     -----------    -----------
Net increase (decrease) in net
  assets...........................    2,130,683      3,563,470
Net assets beginning of period.....   13,897,512     10,334,042
                                     -----------    -----------
Net assets end of period*..........  $16,028,195    $13,897,512
                                     ===========    ===========
Units outstanding beginning of
  period...........................      604,629        503,775
Units issued during the period.....      106,205        162,590
Units redeemed during the period...      (45,820)       (61,736)
                                     -----------    -----------
Units outstanding end of period....      665,014        604,629
                                     ===========    ===========
---------------
* Includes undistributed net
  investment income of:              $ 3,430,528    $ 2,922,911

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                    MONY SERIES FUND, INC. (CONTINUED)
                                          ---------------------------------------------------------------------------------------
                                                                                                              GOVERNMENT
                                                  DIVERSIFIED                  MONEY MARKET                   SECURITIES
                                                  SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                          ---------------------------   ---------------------------   ---------------------------
                                          FOR THE SIX      FOR THE      FOR THE SIX      FOR THE      FOR THE SIX      FOR THE
                                          MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED
                                            JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                              1998           1997           1998           1997           1998           1997
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                          (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income.................    $ 24,704       $  9,492     $   413,173    $    748,412    $  130,803     $   43,640
  Net realized gain on investments......      13,905         22,559               0               0        15,403         13,453
  Net increase (decrease) in unrealized
    appreciation of investments.........     (22,755)         2,068               0               0       (56,211)        82,489
                                            --------       --------     -----------    ------------    ----------     ----------
Net increase in net assets resulting
  from operations.......................      15,854         34,119         413,173         748,412        89,995        139,582
                                            --------       --------     -----------    ------------    ----------     ----------
From unit transactions:
  Net proceeds from the issuance of
    units...............................           0            674      42,146,330      96,655,000       993,118      1,902,833
  Net asset value of units redeemed or
    used to meet contract obligations...     (62,434)       (77,004)    (42,190,169)    (93,779,042)     (230,846)      (278,247)
                                            --------       --------     -----------    ------------    ----------     ----------
Net increase (decrease) from unit
  transactions..........................     (62,434)       (76,330)        (43,839)      2,875,958       762,272      1,624,586
                                            --------       --------     -----------    ------------    ----------     ----------
Net increase (decrease) in net assets...     (46,580)       (42,211)        369,334       3,624,370       852,267      1,764,168
Net assets beginning of period..........     137,795        180,006      23,334,035      19,709,665     3,578,938      1,814,770
                                            --------       --------     -----------    ------------    ----------     ----------
Net assets end of period*...............    $ 91,215       $137,795     $23,703,369    $ 23,334,035    $4,431,205     $3,578,938
                                            ========       ========     ===========    ============    ==========     ==========
Units outstanding beginning of period...       4,707          7,590       1,543,043       1,355,274       302,006        162,102
Units issued during the period..........           0             34       2,754,170       6,511,788        77,068        164,256
Units redeemed during the period........      (1,953)        (2,917)     (2,760,052)     (6,324,019)      (13,561)       (24,352)
                                            --------       --------     -----------    ------------    ----------     ----------
Units outstanding end of period.........       2,754          4,707       1,537,161       1,543,043       365,513        302,006
                                            ========       ========     ===========    ============    ==========     ==========

---------------
* Includes undistributed net investment
  income of:                                $131,208       $121,716     $ 3,270,714    $  2,522,303    $  181,592     $  137,952

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                ENTERPRISE ACCUMULATION TRUST
                                   ---------------------------------------------------------------------------------------

                                             EQUITY                       SMALL CAP                      MANAGED
                                           SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ---------------------------   ---------------------------   ---------------------------
                                   FOR THE SIX      FOR THE      FOR THE SIX      FOR THE      FOR THE SIX      FOR THE
                                   MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED
                                     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                       1998           1997           1998           1997           1998           1997
                                   ------------   ------------   ------------   ------------   ------------   ------------
                                   (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income (loss)...  $  (407,695)   $ 1,348,889    $  (274,176)   $ 2,969,759    $ (1,987,493)  $ 10,160,903
  Net realized gain on
    investments..................    2,737,098      4,582,451      1,493,932      1,806,789      13,162,120     24,484,707
  Net increase (decrease) in
    unrealized appreciation of
    investments..................    4,508,409      4,305,948      4,365,930      5,408,719      22,603,374     18,352,149
                                   -----------    -----------    -----------    -----------    ------------   ------------
Net increase in net assets
  resulting from operations......    6,837,812     10,237,288      5,585,686     10,185,267      33,778,001     52,997,759
                                   -----------    -----------    -----------    -----------    ------------   ------------
From unit transactions:
  Net proceeds from the issuance
    of units.....................    9,895,725     19,541,544      7,117,852     11,606,860      30,062,077     69,610,057
  Net asset value of units
    redeemed or used to meet
    contract obligations.........   (4,433,127)    (8,148,291)    (2,956,063)    (4,634,574)    (21,981,212)   (46,391,571)
                                   -----------    -----------    -----------    -----------    ------------   ------------
Net increase from unit
  transactions...................    5,462,598     11,393,253      4,161,789      6,972,286       8,080,865     23,218,486
                                   -----------    -----------    -----------    -----------    ------------   ------------
Net increase in net assets.......   12,300,410     21,630,541      9,747,475     17,157,553      41,858,866     76,216,245
Net assets beginning of period...   58,897,778     37,267,237     39,297,930     22,140,377     297,065,970    220,849,725
                                   -----------    -----------    -----------    -----------    ------------   ------------
Net assets end of period*........  $71,198,188    $58,897,778    $49,045,405    $39,297,930    $338,924,836   $297,065,970
                                   ===========    ===========    ===========    ===========    ============   ============
Units outstanding beginning of
  period.........................    1,428,789      1,123,086      1,042,727        837,807       5,633,476      5,150,485
Units issued during the period...      221,976        526,272        173,146        347,201         525,870      1,464,377
Units redeemed during the
  period.........................      (99,075)      (220,569)       (72,201)      (142,281)       (384,851)      (981,386)
                                   -----------    -----------    -----------    -----------    ------------   ------------
Units outstanding end of
  period.........................    1,551,690      1,428,789      1,143,672      1,042,727       5,774,495      5,633,476
                                   ===========    ===========    ===========    ===========    ============   ============

---------------
* Includes
  undistributed/accumulated net
  investment income (loss) of:     $ 2,407,405    $ 1,485,740    $ 4,630,368    $ 1,944,441    $ 20,775,546   $ 12,983,854

                                                 ENTERPRISE ACCUMULATION TRUST
                                   ---------------------------------------------------------
                                          INTERNATIONAL                  HIGH YIELD
                                             GROWTH                         BOND
                                           SUBACCOUNT                    SUBACCOUNT
                                   ---------------------------   ---------------------------
                                   FOR THE SIX      FOR THE      FOR THE SIX      FOR THE
                                   MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED
                                     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                       1998           1997           1998           1997
                                   ------------   ------------   ------------   ------------
                                   (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income (loss)...  $   (58,210)   $   157,687     $  273,812     $  392,417
  Net realized gain on
    investments..................      137,695        315,164         36,354         42,368
  Net increase (decrease) in
    unrealized appreciation of
    investments..................      984,135       (304,765)        15,141        131,750
                                   -----------    -----------     ----------     ----------
Net increase in net assets
  resulting from operations......    1,063,620        168,086        325,307        566,535
                                   -----------    -----------     ----------     ----------
From unit transactions:
  Net proceeds from the issuance
    of units.....................    1,338,960      3,852,044      2,635,339      3,929,223
  Net asset value of units
    redeemed or used to meet
    contract obligations.........     (788,738)    (1,301,430)      (263,868)      (420,640)
                                   -----------    -----------     ----------     ----------
Net increase from unit
  transactions...................      550,222      2,550,614      2,371,471      3,508,583
                                   -----------    -----------     ----------     ----------
Net increase in net assets.......    1,613,842      2,718,700      2,696,778      4,075,118
Net assets beginning of period...    8,619,818      5,901,118      7,265,062      3,189,944
                                   -----------    -----------     ----------     ----------
Net assets end of period*........  $10,233,660    $ 8,619,818     $9,961,840     $7,265,062
                                   ===========    ===========     ==========     ==========
Units outstanding beginning of
  period.........................      664,152        472,752        502,892        247,295
Units issued during the period...       93,104        289,408        176,758        286,812
Units redeemed during the
  period.........................      (57,951)       (98,008)       (17,576)       (31,215)
                                   -----------    -----------     ----------     ----------
Units outstanding end of
  period.........................      699,305        664,152        662,074        502,892
                                   ===========    ===========     ==========     ==========
---------------
* Includes
  undistributed/accumulated net
  investment income (loss) of:     $   151,995    $    (5,692)    $  850,692     $  458,275

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                 OCC ACCUMULATION TRUST
                                 ---------------------------------------------------------------------------------------
                                        MONEY MARKET                      BOND                         EQUITY
                                         SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                 ---------------------------   ---------------------------   ---------------------------
                                 FOR THE SIX      FOR THE      FOR THE SIX      FOR THE      FOR THE SIX      FOR THE
                                 MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED
                                   JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                     1998           1997           1998           1997           1998           1997
                                 ------------   ------------   ------------   ------------   ------------   ------------
                                 (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income........    $  7,616     $    17,237      $ 11,329       $ 28,149      $  19,530      $  10,790
  Net realized gain (loss) on
    investments................           0               0         2,029         (9,584)        60,896         35,842
  Net increase (decrease) in
    unrealized appreciation of
    investments................           0               0         3,896         12,352        (38,527)        42,275
                                   --------     -----------      --------       --------      ---------      ---------
Net increase in net assets
  resulting from operations....       7,616          17,237        17,254         30,917         41,899         88,907
                                   --------     -----------      --------       --------      ---------      ---------
From unit transactions:
  Net proceeds from the
    issuance of units..........      15,201       1,080,192             0         20,982         16,461          4,581
  Net asset value of units
    redeemed or used to meet
    contract obligations.......     (36,135)     (1,076,942)      (58,678)       (30,553)      (120,026)       (71,904)
                                   --------     -----------      --------       --------      ---------      ---------
Net increase (decrease) from
  unit transactions............     (20,934)          3,250       (58,678)        (9,571)      (103,565)       (67,323)
                                   --------     -----------      --------       --------      ---------      ---------
Net increase (decrease) in
  net assets...................     (13,318)         20,487       (41,424)        21,346        (61,666)        21,584
Net assets beginning of
  period.......................     464,272         443,785       590,466        569,120        392,027        370,443
                                   --------     -----------      --------       --------      ---------      ---------
Net assets end of period*......    $450,954     $   464,272      $549,042       $590,466      $ 330,361      $ 392,027
                                   ========     ===========      ========       ========      =========      =========
Units outstanding beginning of
  period.......................      33,429          33,041        34,521         35,119          9,563         11,304
Units issued during the
  period.......................       1,091          78,351             0          1,264            376            153
Units redeemed during the
  period.......................      (2,577)        (77,963)       (3,377)        (1,862)        (2,755)        (1,894)
                                   --------     -----------      --------       --------      ---------      ---------
Units outstanding end of
  period.......................      31,943          33,429        31,144         34,521          7,184          9,563
                                   ========     ===========      ========       ========      =========      =========

---------------
* Includes
  undistributed/accumulated net
  investment income (loss) of:     $ 60,141     $    42,904      $134,113       $105,964      $  31,555      $(406,460)

                                                  OCC ACCUMULATION TRUST
                                 ---------------------------------------------------------
                                          SMALL CAP                      MANAGED
                                         SUBACCOUNT                    SUBACCOUNT
                                 ---------------------------   ---------------------------
                                 FOR THE SIX      FOR THE      FOR THE SIX      FOR THE
                                 MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED
                                   JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                     1998           1997           1998           1997
                                 ------------   ------------   ------------   ------------
                                 (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income........   $   9,656      $  11,908     $   381,718    $   378,567
  Net realized gain (loss) on
    investments................      49,635         37,759         374,085      1,555,405
  Net increase (decrease) in
    unrealized appreciation of
    investments................     (52,016)         7,206         500,083        369,175
                                  ---------      ---------     -----------    -----------
Net increase in net assets
  resulting from operations....       7,275         56,873       1,255,886      2,303,147
                                  ---------      ---------     -----------    -----------
From unit transactions:
  Net proceeds from the
    issuance of units..........      30,000              0          22,341      1,042,873
  Net asset value of units
    redeemed or used to meet
    contract obligations.......    (128,397)      (136,759)       (623,190)    (3,207,772)
                                  ---------      ---------     -----------    -----------
Net increase (decrease) from
  unit transactions............     (98,397)      (136,759)       (600,849)    (2,164,899)
                                  ---------      ---------     -----------    -----------
Net increase (decrease) in
  net assets...................     (91,122)       (79,886)        655,037        138,248
Net assets beginning of
  period.......................     260,650        340,536      12,181,976     12,043,728
                                  ---------      ---------     -----------    -----------
Net assets end of period*......   $ 169,528      $ 260,650     $12,837,013    $12,181,976
                                  =========      =========     ===========    ===========
Units outstanding beginning of
  period.......................       7,532         11,883         238,580        284,927
Units issued during the
  period.......................         892              0             407         21,763
Units redeemed during the
  period.......................      (3,445)        (4,351)        (11,238)       (68,110)
                                  ---------      ---------     -----------    -----------
Units outstanding end of
  period.......................       4,979          7,532         227,749        238,580
                                  =========      =========     ===========    ===========
---------------
* Includes
  undistributed/accumulated net
  investment income (loss) of:    $  33,316      $(262,424)    $   759,317    $(1,988,461)

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY Variable Account A (the "Variable Account") is a separate investment account established on November 28, 1990 by The Mutual Life Insurance Company of New York ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Flexible Payment Variable Annuity policies. These policies are issued by MONY.

     There are currently seventeen subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. ("Fund"), Enterprise Accumulation Trust ("Enterprise") or the OCC Accumulation Trust ("OCC") (formerly the Quest for Value Accumulation Trust) collectively, the "Funds". The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

     On March 31, 1997, the Variable Account effected a substitution by redeeming shares of the OCC Accumulation Trust Bond Portfolio and using the redemption proceeds to purchase shares of the OCC Accumulation Trust U.S. Government Income Portfolio. The substitution was effected through a redemption of assets in-kind and was deemed a non-taxable event for the Variable Account and OCC.

     A full presentation of the related financial statements and footnotes of the Fund, Enterprise and OCC are contained on pages 60 to 93; 95 to 126; and 127 to 148; respectively, and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investments:

     The investment in shares of each of the respective portfolios is stated at the net asset values of each portfolio. Except for the Money Market Portfolio, net asset values are based upon market quotations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset values are based on the amortized cost of the securities held which approximates value.

  Taxes:

     MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY is the legal owner of the assets held by the Variable Account.

     Purchase payments received from MONY by the Variable Account represent gross purchase payments recorded by MONY less deductions retained for any premium taxes.

     A periodic deduction is made from the cash value of the contract for the annual contract charge. The deduction is for the expenses of administration and is treated by the Variable Account as a contractholder redemption. The amount deducted for all subaccounts for 1998 was $138,799.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 1.25 percent of aggregate average daily net assets. As MONY America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

                                      MONY

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS (CONTINUED)
     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENTS

     Investments in MONY Series Fund, Inc. at cost, at June 30, 1998 (unaudited) consist of the following:

                                EQUITY      EQUITY     INTERMEDIATE    LONG TERM                     MONEY       GOVERNMENT
                                GROWTH      INCOME      TERM BOND        BOND       DIVERSIFIED      MARKET      SECURITIES
                               PORTFOLIO   PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                               ---------   ---------   ------------   -----------   -----------   ------------   ----------
Shares beginning of period:
  Shares.....................     8,082      12,837        710,866      1,018,878       6,686       23,334,035      328,644
  Amount.....................  $170,806    $215,365    $ 7,591,341    $12,421,256    $107,587     $ 23,334,035   $3,448,871
                               --------    --------    -----------    -----------    --------     ------------   ----------
Shares acquired:
  Shares.....................       154         252        134,771        192,415         527       43,126,541       96,878
  Amount.....................  $  5,216    $  6,382    $ 1,481,390    $ 2,608,837    $  9,436     $ 43,126,541   $1,042,182
Shares received for
  reinvestment of dividends:
  Shares.....................     1,302       1,980         40,491         64,420       1,439          542,634       14,625
  Amount.....................  $ 44,099    $ 51,132    $   433,654    $   838,752    $ 25,421     $    542,634   $  154,732
Shares redeemed:
  Shares.....................    (1,246)     (1,941)       (82,629)       (95,435)     (3,673)     (43,299,841)     (28,325)
  Amount.....................  $(17,856)   $(26,592)   $  (874,974)   $(1,087,832)   $(58,682)    $(43,299,841)  $ (288,436)
                               --------    --------    -----------    -----------    --------     ------------   ----------
Net change:
  Shares.....................       210         291         92,633        161,400      (1,707)         369,334       83,178
  Amount.....................  $ 31,459    $ 30,922    $ 1,040,070    $ 2,359,757    $(23,825)    $    369,334   $  908,478
                               --------    --------    -----------    -----------    --------     ------------   ----------
Shares end of period:
  Shares.....................     8,292      13,128        803,499      1,180,278       4,979       23,703,369      411,822
  Amount.....................  $202,265    $246,287    $ 8,631,411    $14,781,013    $ 83,762     $ 23,703,369   $4,357,349
                               ========    ========    ===========    ===========    ========     ============   ==========

                                      MONY

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investments in Enterprise Accumulation Trust, Inc. at cost, at June 30, 1998 (unaudited) consist of the following:

                                                            SMALL COMPANY                  INTERNATIONAL   HIGH YIELD
                                                EQUITY          VALUE         MANAGED         GROWTH          BOND
                                               PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO
                                              -----------   -------------   ------------   -------------   ----------
Shares beginning of period:
  Shares....................................    1,678,478      1,471,833       7,284,600     1,394,793      1,272,340
  Amount....................................  $46,784,804    $31,594,208    $223,370,538    $8,462,886     $7,036,463
                                              -----------    -----------    ------------    ----------     ----------
Shares acquired:
  Shares....................................      275,201        252,234         703,363       197,251        469,031
  Amount....................................  $10,459,603    $ 7,370,607    $ 31,192,030    $1,355,277     $2,714,926
Shares received for reinvestment of
  dividends:
  Shares....................................            0              0               0             0         56,301
  Amount....................................  $         0    $         0    $          0    $        0     $  326,282
Shares redeemed:
  Shares....................................     (141,559)      (119,178)       (565,167)     (132,178)       (68,186)
  Amount....................................  $(2,667,602)   $(1,989,062)   $(11,936,538)   $ (725,570)    $ (359,571)
                                              -----------    -----------    ------------    ----------     ----------
Net change:
  Shares....................................      133,642        133,056         138,196        65,073        457,146
  Amount....................................  $ 7,792,001    $ 5,381,545    $ 19,255,492    $  629,707     $2,681,637
Shares end of period:
  Shares....................................    1,812,120      1,604,889       7,422,796     1,459,866      1,729,486
  Amount....................................  $54,576,805    $36,975,753    $242,626,030    $9,092,593     $9,718,100
                                              ===========    ===========    ============    ==========     ==========

     Investments in OCC Accumulation Trust, Inc. at cost, at June 30, 1998 (unaudited) consist of the following:

                                                        MONEY     US GOVERNMENT
                                                       MARKET        INCOME        EQUITY     SMALL CAP    MANAGED
                                                      PORTFOLIO     PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO
                                                      ---------   -------------   ---------   ---------   ----------
Shares beginning of period:
  Shares............................................   464,272        56,181        10,734       9,884       287,446
  Amount............................................  $464,272      $574,919      $225,366    $177,907    $7,308,176
                                                      --------      --------      --------    --------    ----------
Shares acquired:
  Shares............................................    15,202             0           438       1,170         1,099
  Amount............................................  $ 15,202      $      0      $ 16,462    $ 30,000    $   48,714
Shares received for reinvestment of dividends:
  Shares............................................     9,787         1,315           590         417        10,620
  Amount............................................  $  9,787      $ 13,895      $ 21,723    $ 11,140    $  459,940
Shares redeemed:
  Shares............................................   (38,992)       (5,886)       (3,302)     (4,728)      (16,225)
  Amount............................................  $(38,992)     $(60,155)     $(61,324)   $(80,246)   $ (353,700)
                                                      --------      --------      --------    --------    ----------
Net change:
  Shares............................................   (14,003)       (4,571)       (2,274)     (3,141)       (4,506)
  Amount............................................  $(14,003)     $(46,260)     $(23,139)   $(39,106)   $  154,954
                                                      --------      --------      --------    --------    ----------
Shares end of period:
  Shares............................................   450,269        51,610         8,460       6,743       282,940
  Amount............................................  $450,269      $528,659      $202,227    $138,801    $7,463,130
                                                      ========      ========      ========    ========    ==========

                             MONY SERIES FUND, INC.

                            EQUITY GROWTH PORTFOLIO

     With the economic and earnings uncertainties caused by the problems in Asia, investors have moved strongly toward companies offering above average growth and earnings predictability. The Equity Growth Portfolio's strategy has similar characteristics. Healthcare, with an emphasis on pharmaceutical, is an overweight. Technology has been a strong performing sector and continues as an area of emphasis. The personal computer and software stocks are represented as well as newer areas such as communications equipment.

     These sectors are high growth and are correspondingly highly valued. These investments are complemented by several sectors, which are more reasonably valued, but have future potential. One is financial, where the consolidation in banks is ongoing, and the insurance sector is also experiencing some mergers. The other sector is energy, which has been depressed by Asia and by oversupply.

                            EQUITY INCOME PORTFOLIO

     In this environment defensive qualities and stable earnings will be emphasized in the Portfolio's strategy. This means a continued emphasis on utilities -- both electric and telephone, and energy -- both natural gas and international oils. Financial stocks continue as an overweight; industry consolidation is ongoing and earnings are still coming through. The healthcare stocks are also emphasized both for earnings growth and predictability. They are relatively high priced but have attractive new product flows and decent yields.

     Cyclical stocks were hit very hard during the month of June as investors moved toward growth and technology stocks. The capital spending and basic materials sectors, as a result, look attractive on a value basis. They will, however, need some resolution of the Asian crisis before they come back into favor.

                             MONY SERIES FUND, INC.

                        INTERMEDIATE TERM BOND PORTFOLIO

     The Intermediate Term Bond Portfolio is a diversified U.S. Treasury and corporate bond fund that seeks to maximize income and capital appreciation through the investment in bonds with maturities averaging between four and eight years. The Portfolio maintained an average maturity of 5.09 years as of June 30, 1998.

     For the quarter ended June 30, 1998, the Portfolio earned a total return of 1.96%. For the one year period ended June 30, 1998, the Portfolio earned a total return of 8.63% and for the five and ten year periods the Portfolio earned an average annual return of 5.98% and 7.70% respectively.

     The bond market put in another quarter of satisfactory performance, as interest rates continued their descent to historical low levels. Interest rates, as measured by the benchmark five-year U.S. Treasury, declined 14 basis points to yield 5.47%. The yield curve, as measured by the spread differential between the 2-yr U.S. Treasury note and the 30-yr U.S. Treasury bond, flattened significantly, as short rates remained anchored by the Fed Funds rate (currently 5.5%) and long rates declined as the "inflation premium" compressed.

     Interest rates declined during the second quarter, as demand for U.S. Treasury securities increased dramatically on a "flight to quality" by global investors who viewed the U.S. as a safe haven in moments of turmoil that emanated from Asia and Russia. The domestic economy finally felt the impact of the Asian flu, and growth slowed considerably, preventing the Federal Reserve from changing monetary policy. Inflation remained subdued aided in part by low oil prices and weak global commodities pricing. Consumer prices rose at a 2.5% annual rate during the first half of 1998.

     Our outlook for the third quarter is that rates will return to their previous trading range, with the long bond yielding between 5 3/4% and 6%, as two counterbalancing forces continue to work against one another: a strong domestic economy about to cause inflation to start accelerating, and a financially weak Asia that could continue to slow down global growth. On the technical side, the market will be supported by a considerable reduction in supply of Treasury securities given the current budget surplus. As for the corporate sector, earnings have been in line with expectations. Spreads are expected to hold in and potentially tighten in the BBB category, which has lagged the market.

     The Portfolio is currently invested in corporate issuers, comprising 49% of total invested assets. We have increased the holdings of U.S. Treasury issues and they now make up 29% of the Portfolio. Mortgage-backed securities represent 11% of the Portfolio, asset-backed securities 3% and the balance is in cash equivalents. The average Moody's rating on issues in the Portfolio is Aa3, reflecting emphasis on higher quality debt issuers.

                             MONY SERIES FUND, INC.

                            LONG TERM BOND PORTFOLIO

     The Long Term Bond Portfolio is a diversified U.S. Treasury and corporate bond fund that seeks to maximize income and capital appreciation through the investment in bonds with maturities generally longer than eight years. The Portfolio's performance is expected to be more volatile than other fixed income accounts with shorter average maturities, with both the Portfolio's risk and ultimate return expected to be greater. The Portfolio had an average maturity of
18.7 years and a duration of 9.63 years as of June 30, 1998.

     For the quarter ended June 30, 1998, the Portfolio earned a total return of 4.3%. For the one year period ended June 30, 1998, the Portfolio earned a total return of 16.99% and for the five and ten year periods the Portfolio earned an average annual return of 8.71% and 10.57% respectively.

     The bond market continued with another strong quarter, as interest rates continued their descent to historically low levels with the thirty-year U.S. Treasury closing the quarter at 5.63%. The yield curve, as measured by the spread differential between the 2-yr U.S. Treasury note and the 30-yr U.S. Treasury bond, flattened significantly based on continued benign inflation and the assumption that Federal Reserve will keep interest rates steady for the foreseeable future.

     Interest rates declined significantly during the second quarter, mainly in part due to the "flight to quality" to U.S. Treasury securities by global investors who view the U.S. as the only safe haven in moments of turmoil emanating from Asia and Russia. This situation prevented the Federal Reserve from changing monetary policy despite the exuberant strength of the domestic economy. Inflation remained subdued aided in part by record low oil prices and weak global commodities pricing.

     Our outlook for the third quarter is that rates will return to their previous trading range with the long bond yielding between 5 3/4% and 6%, as two counterbalancing forces work against one another. On one hand, we have a very strong domestic economy, which is putting pressure on corporations' margins and about to cause inflation to start accelerating, whereas on the other hand, there is a financially weak Asia that could slow down global growth. On the technical side, the market will continue to be supported by a considerable reduction in supply of Treasury securities given the current budget surplus. As for the corporate sector, earnings have been in line with expectations. Spreads will most likely hold in and potentially tighten in the BBB category, which has lagged the market. The Portfolio has maintained its overweight position in the corporate sector though we continue to incrementally add Treasuries to take advantage of the favorable interest rate movements. During the quarter, we reduced our energy exposure by selling Apache Corporation due to lower than expected oil prices and purchased Tyco International, a conglomerate operated by a highly regarded management team. We continue to maintain a core group on credit holdings based on market dominance, superb management, and stability of earnings throughout market cycles. Some of these credits are GE, Boeing, Fifth Third Bank, and USA Waste. Over the near term we will be looking at opportunities in the cyclical areas.

     The Portfolio is currently invested in 29 corporate issuers, comprising 44% of total invested assets, U.S. Treasury issues represent 38%, with 7% in mortgage and asset-backed securities. The remaining 11% represent cash equivalents. Our continued emphasis on higher quality is reflected in the average Moody's rating on issues in the Portfolio is Aa2.

                             MONY SERIES FUND, INC.

                             DIVERSIFIED PORTFOLIO

     The equity markets paused in the second quarter, easing sideways from their rapid climb earlier in the year. Renewed economic weakness in Asia negatively affected several profit margins in several business sectors, including technology exporters and commodity producers and processors. Most businesses without exposure to the Asian market continued to see strong operating conditions. Stock performance was in general tied to capitalization: the larger blue-chips performed well, while smaller companies lagged. Perceptions of a cooling economy boosted the bond market: interest rates ended the quarter slightly lower from where they started. The benchmark S&P 500 Index was up 3.32% for the quarter, while the Russell 2000 Index of smaller stocks was down 4.66%. The benchmark Lehman Brothers Government/Corporate Bond Index rose by 2.62%.

     We remain cautious on the markets in light of record high indicators of valuation, but see continued economic expansion as easing the potential for any significant downside move. In sum, we believe most of the upside in the market for 1998 has already taken place.

     For the quarter ended June 30,1998, the Portfolio earned a total return of 3.67%. For the one year period ending June 30, 1998, the Portfolio earned a total return of 23.20%. For the five and ten year periods ending June 30, 1998, the Portfolio earned an average annual return of 16.75% and 13.53% respectively. These returns take into account charges imposed by the Portfolio. Additional charges are imposed by the Variable Accounts. Of course, past performance does not guarantee future investment results.

     As of June 30, 1998, the Diversified Portfolio was invested 80% in common stocks, 17% in bonds, and 3% in money-market equivalents.

                             MONY SERIES FUND, INC.

                        GOVERNMENT SECURITIES PORTFOLIO

     The Government Securities Portfolio is a bond fund that seeks to maximize income and capital appreciation through the investment in high quality debt obligations issued or guaranteed by the U.S. Government, its Agencies, and instrumentalities. The Portfolio is expected to have a dollar weighted average life between one and five years under most circumstances. The Portfolio had an average maturity of 3.7 years at June 30, 1998.

     For the quarter ended June 30, 1998, the Portfolio earned a total return of 1.7%. For the one year period ended June 30, 1998, the Portfolio earned a total return of 7.16% and 4.92% for the five year period. Since inception on May 1, 1991, the Portfolio earned an average annual return of 6.92% for the period ending June 30, 1998.

     The U.S. Treasury market had a generally positive tone to it in the second quarter. International investors, fleeing the volatility of Asian and Central European markets, provided a strong demand for what are considered the safest investment: U.S. Treasuries. That capital flight, plus an easing domestic economy and generally controlled inflation, pushed interest rates lower by 10 - 25 basis points (hundredths of a percentage point). Rates fell most noticeably in longer maturity bonds, closing the quarter near historical lows. This "flattened" yield curve meant that there was little to no additional yield offered to the buyer of securities further out the maturity spectrum.

     Going into the third quarter, we see nothing on the horizon to upset the balance between continued sustainable domestic growth, and low inflation (aided by weak Asian markets). Interest rates should tend to drift within the range that has governed the markets for most of the year, currently allowing room for slightly higher yields in the months ahead.

     The Portfolio is currently invested 100% in U.S. Treasury and Agency obligations. Investments made in the Government Securities Portfolio are not insured nor guaranteed by the U.S. Government.

                             MONY SERIES FUND, INC.

                             MONEY MARKET PORTFOLIO

     Over the course of the second quarter of 1998, the bond market experienced another bout of relatively strong volatility as positive or negative developments in the efforts to resolve the difficulties in Asia largely governed the direction of trading. Despite the renewed turbulence, interest rates remained range bound during the period (the 30-year bond trading between 5.57% and 6.07%). Concerns regarding the Federal Reserve Board's willingness to alter monetary policy via a change in the overnight Fed Funds rate were put aside as the bond market began to trade in lockstep with yen/dollar movements during the latter part of the quarter. Investors' focus lay on the prospects for the Japanese government and regulatory apparatus to deal with (1) the potential collapse of Japan's undercapitalized banking system under the weight of its $600 billion in bad loans and (2) the need to stimulate the Japanese economy to pull Japan out of its recession and give a lift to other ailing Asian economies. Skepticism persists over whether Japan's political and bureaucratic establishment has the fortitude and ability to carry out long needed reforms. Against this backdrop, the U.S. economy continues to move forward, although the second quarter seems to represent a slowdown from the first quarter's blistering 4.8% real GDP pace. The Asian drag appears to have definitely stunted second quarter real GDP growth, probably down to 1%. While there were certainly soft spots such as trade and capital investment, many pockets of strength remain (housing, construction and autos, for example). Second quarter monthly nonfarm payroll growth averaged 278,000 (vs. 205,000 in the first quarter). Thus, the unemployment rate fell to 4.5% at quarter end. The levels for hours worked, hourly earnings and consumer confidence all remain healthy. Inflation has been negligible in both the consumer and producer sectors. The CPI increased a manageable 0.3% in May and 1.7% year over year. Wholesale prices, as reflected in the PPI, fell 0.1% in June and dropped 0.8% year over year. Wage inflation has picked up but has not yet been passed through in the form of higher prices to consumers, mainly due to very weak commodities prices (oil, for example) due in part to the Asian situation. Consequently, while economic measures point to a healthy economy that may be experiencing somewhat of a pause before rebounding in the third quarter, mild inflation and uncertainty over Asia's ability to address its problems have left the Fed on hold as far as a change in interest rates. Nevertheless, given (1) the 30-year Treasury bond trading almost on top of Fed Funds (target of 5.50%), (2) the Fed's tightening bias and (3) building wage pressures, something seems likely to give in the second half of 1998 as market expectations may not be fulfilled.

     The yield curve flattened significantly in the second quarter, particularly in the term area two years and longer. Interest rates on the long bond dropped 30 basis points (1/100 of a percentage point) during the quarter from a yield of 5.93% at March 31, 1998 to 5.63% at the end of the second quarter. The short end also rallied, albeit modestly, as evidenced by the three month T-bill's four basis point drops in yield from 5.13% at March 31, 1998 to 5.09% at quarter end. With the Fed having formally adopted a tightening bias during the second quarter, expectations are that the Fed's next move will be an upward adjustment in the Fed Funds rate. However, market sentiment on the timing of such a move is that the Fed is at least several months away from carrying out a tightening. The average maturity of the Portfolio will be extended selectively to capitalize on opportunities where the Portfolio will be rewarded for duration extension. Such opportunities have become increasingly available toward the end of the second quarter. At June 30, 1998, the average maturity of the Portfolio was approximately 56.1 days.

     The Portfolio continues to be invested in high quality short-term instruments, principally commercial paper. Our investment strategy is to emphasize purchases of 30 - 90 day maturities to provide flexibility to respond to any changes in the market without sacrificing current income. The 30-day and 7-day current yields of the Portfolio were 5.16% and 5.15%, respectively, as of June 30, 1998.

     Investments made in the Money Market Portfolio are not insured nor guaranteed by the U.S. government. There is no assurance that the Portfolio will maintain a steady net asset value.

                             MONY SERIES FUND, INC.
                            EQUITY GROWTH PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)


                                                             VALUE
DESCRIPTION                               SHARES          (NOTE 2)
------------------------------------------------------------------

COMMON STOCKS -- 93.0%
------------------------------------------------------------------
AIR TRANSPORTATION -- 3.5%
  AMR Corp.*                                400         $   33,300
  Delta Airlines Inc.                       300             38,775
  UAL Corp.*                                400             31,200
                                                        ----------
                                                           103,275
                                                        ----------
AUTOMOBILES -- 2.3%
  Ford Motor Co.                            600             35,400
  General Motors Corp. Class (E)            500             33,406
                                                        ----------
                                                            68,806
                                                        ----------
BANKS/MAJOR -- 2.9%
  BankAmerica Corp.                         300             25,931
  Chase Manhattan Corp.                     400             30,200
  Citicorp                                  200             29,850
                                                        ----------
                                                            85,981
                                                        ----------
BANKS/REGIONAL -- 5.1%
  BankBoston Corp.                          600             33,375
  First Union Corp.                         500             29,125
  Fleet Financial Group, Inc.               300             25,050
  Mellon Bank Corp.                         500             34,813
  NationsBank Corp.                         400             30,600
                                                        ----------
                                                           152,963
                                                        ----------
BEVERAGES-SOFT DRINKS -- 2.6%
  Coca-Cola Co.                             900             76,950
                                                        ----------
BIO-TECHNOLOGIES -- 0.9%
  Amgen, Inc.*                              400             26,150
                                                        ----------
CABLE TELEVISION -- 1.4%
  Comcast Corp. Class A                   1,000             40,593
                                                        ----------
CHEMICALS -- 3.0%
  duPont (E.I.) de Nemours & Co.            500             37,312
  Hercules, Inc.                            400             16,450
  Monsanto, Co.                             500             27,938
  Solutia Inc.                              300              8,606
                                                        ----------
                                                            90,306
                                                        ----------
COSMETICS -- 0.8%
  Gillette Co.                              400             22,675
                                                        ----------
DRUGS -- 8.1%
  American Home Products Corp.              600             31,050
  Bristol Meyers Sqiubb Co.                 300             34,481
  Lilly (Eli) & Co.                         400             26,425
  Merck & Co., Inc.                         100             13,375
  Pfizer Inc.                               400             43,475
  Schering-Plough Corp.                     300             27,487
  Smithkline Beecham, PLC, ADR+             400             24,200
  Warner Lambert Co.                        600             41,625
                                                        ----------
                                                           242,118
                                                        ----------
ELECTRICAL EQUIPMENT -- 4.3%
  Emerson Electric Co.                      600             36,225
  General Electric Co.                    1,000             91,000
                                                        ----------
                                                           127,225
                                                        ----------
ELECTRONICS -- 3.6%
  Applied Materials, Inc.*                  300              8,850
  Hewlett-Packard Co.                       400             23,950
  Intel Corp.                               700             51,887
  Texas Instruments, Inc.                   400             23,325
                                                        ----------
                                                           108,012
                                                        ----------
ENTERTAINMENT -- 3.4%
  Disney (Walt) Co.                         400             42,025
  Ensco International                       400              6,950
  Time Warner, Inc.                         600             51,262
                                                        ----------
                                                           100,237
                                                        ----------
FINANCIAL SERVICES -- 1.9%
  American Express Co.                      200             22,800
  Associates First Capital Corp.            131             10,071
  Morgan (JP) Co.                           200             23,425
                                                        ----------
                                                            56,296
                                                        ----------
HOSPITAL MANAGEMENT -- 2.8%
  Aetna Inc.                                300             22,838
  Sunrise Assisted Living, Inc.*          1,000             34,375
  United Healthcare Corp.                   400             25,400
                                                        ----------
                                                            82,613
                                                        ----------
HOSPITAL SUPPLIES -- 1.2%
  Johnson & Johnson                         500             36,875
                                                        ----------
INSURANCE -- 3.7%
  American International Group,
    Inc.                                    400             58,400
  General Re Corp.                          200             50,700
                                                        ----------
                                                           109,100
                                                        ----------
MACHINERY -- 1.2%
  Caterpillar, Inc.                         300             15,863
  Deere & Co.                               400             21,150
                                                        ----------
                                                            37,013
                                                        ----------
MEDIA -- 0.2%
  Cumulas Media Inc.*                       500              7,281
                                                        ----------
METALS -- 0.6%
  USX- Marathon Group                       500             17,156
                                                        ----------
NATURAL GAS -- 0.5%
  Marine Drilling Corp.*                    900             14,400
                                                        ----------
OFFICE & BUSINESS EQUIPMENT -- 7.3%
  Compaq Computer Corp.                     800             22,700
  Dell Computer Corp.*                      500             46,406
  International Business
    Machines Corp.                          300             34,443
  Microsoft, Corp.*                         600             65,025
  Oracle Corp.*                             600             14,737
  Sun Microsystems, Inc.*                   800             34,750
                                                        ----------
                                                           218,061
                                                        ----------
OIL -- DOMESTIC -- 0.8%
  Amoco Corp.                               200              8,325
  Atlantic Richfield Co.                    200             15,625
                                                        ----------
                                                            23,950
                                                        ----------
OIL -- INTERNATIONAL -- 4.1%
  British Petroleum, PLC, ADR+              200             17,650
  Chevron Corp.                             300             24,919
  Exxon Corp.                               300             21,394
  Mobil Corp.                               300             22,987
  Royal Dutch Petroleum Co.                 400             21,925
  Texaco, Inc.                              200             11,937
                                                        ----------
                                                           120,812
                                                        ----------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.
                            EQUITY GROWTH PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)

                                                            VALUE
DESCRIPTION                                SHARES         (NOTE 2)
------------------------------------------------------------------
OIL -- SERVICES -- 3.9%
  Baker Hughes, Inc.                        300         $   10,369
  B.J. Services*                            300              8,719
  Diamond Offshore Drilling,
    Inc.                                    400             16,000
  EVI Inc.*                                 400             14,850
  Halliburton Co.                           400             17,825
  Noble Drilling Corp.*                     500             12,031
  R&B Falcon Corp.*                         700             15,837
  Schlumberger Ltd.                         300             20,493
                                                        ----------
                                                           116,124
                                                        ----------
PAPER -- 0.9%
  Fort James Corp.                          600             26,700
                                                        ----------
RETAIL -- 4.5%
  Dayton-Hudson Corp.                       600             29,100
  GAP (The) Inc.                            750             46,219
  Home Depot, Inc.                          500             41,531
  Wal-Mart Stores*                          300             18,225
                                                        ----------
                                                           135,075
                                                        ----------
RESTAURANTS -- 0.2%
  McDonald's Corp.                          100              6,900
                                                        ----------
SOAPS -- 1.2%
  Procter & Gamble Co.                      400             36,425
                                                        ----------
TELECOMMUNICATIONS -- 13.6%
  ADC Telecommunications*                   200              7,306
  China Telecom Hong Kong, Ltd.,
    ADR+*                                   500             17,281
  Cisco Systems, Inc.*                      600             55,237
  Ericsson, L.M.                          1,000             28,625
  General Instrument*                       200              5,437
  L-3 Communications Holdings
    Inc.*                                   500             16,344
  Lucent Technologies Inc.                  500             41,594
  Nokia Corp.                               400             29,025
  Qwest Communications
    International Inc.*                   1,000             34,875
  Scientific-Atlanta*                       200              5,075
  Sprint, Corp.                             400             28,200
  Tele Communications Inc.,
    Series A*                             1,000             38,437
  Teleport Communications Group
    Inc. Class A*                           600             32,550
  Tellabs, Inc.*                            100              7,162
  Worldcom Inc.*                          1,200             58,123
                                                        ----------
                                                           405,271
                                                        ----------
TOBACCO -- 0.7%
  Philip Morris Cos., Inc.                  500         $   19,688
                                                        ----------
U.S. AGENCY OBLIGATIONS -- 1.8%
  Federal Home Loan Mortgage
    Corp.                                   500             23,531
  Federal National Mortgage
    Assn.                                   500             30,375
                                                        ----------
                                                            53,906
                                                        ----------
TOTAL COMMON STOCKS
(COST $1,745,739)                                       $2,768,937
------------------------------------------------------------------
                                          PRINCIPAL AMOUNT
                                  --------------------------------
COMMERCIAL PAPER -- 3.4%
------------------------------------------------------------------
Sears Roebuck Acceptance Corp.
5.52%, due 07/24/98 (COST
$99,647)                                     $100,000    $  99,647
------------------------------------------------------------------
U.S. GOVERNMENT AGENCY -- 3.4%
------------------------------------------------------------------
Federal National Mortgage Assn.
5.41%, due 07/15/98 (COST
$99,790)                                     $100,000    $  99,790
------------------------------------------------------------------
TOTAL INVESTMENTS
(COST $1,945,176) -- 99.8%                              $2,968,374
OTHER ASSETS LESS LIABILITIES -- 0.2%                        5,686
------------------------------------------------------------------
NET ASSETS -- 100.0%                                    $2,974,060
==================================================================

The aggregate cost of securities for federal income tax purposes at June 30, 1998 is $1,946,212.

    The following amounts are based on costs for federal income tax purposes:

        Aggregate gross unrealized appreciation         $1,045,725
        Aggregate gross unrealized depreciation            (23,563)
                                                        ----------
        Net unrealized appreciation                     $1,022,162
                                                        ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------
* Non-income producing security as defined by the Investment Company Act of 1940.
+ ADR = American Depository Receipts.
  Percentages are based on net assets.

                             MONY SERIES FUND, INC.
                            EQUITY INCOME PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)


                                                            VALUE
DESCRIPTION                             SHARES            (NOTE 2)
------------------------------------------------------------------

COMMON STOCKS -- 96.9%
------------------------------------------------------------------
AEROSPACE/DEFENSE -- 1.6%
  Northrop Grumman Corp.                 1,000         $   103,125
  United Technologies Corp.              2,500             231,250
                                                       -----------
                                                           334,375
                                                       -----------
AUTOMOBILES -- 2.6%
  Ford Motor Co.                         5,000             295,000
  General Motors Corp.                   3,500             233,842
                                                       -----------
                                                           528,842
                                                       -----------
AUTOMOTIVE PARTS -- 2.0%
  Dana Corp.                             4,000             214,000
  Eaton Corp.                            2,500             194,375
                                                       -----------
                                                           408,375
                                                       -----------
BANKS/MAJOR -- 3.9%
  Bank of New York, Inc.                 4,000             242,748
  BankAmerica Corp.                      2,200             190,161
  Bankers Trust New York Corp.           1,200             139,274
  Chase Manhattan Corp.                  3,000             226,500
                                                       -----------
                                                           798,683
                                                       -----------
BANKS/REGIONAL -- 6.1%
  BankBoston Corp.                       5,000             278,125
  First Union Corp.                      3,500             203,875
  Fleet Financial Group, Inc.            2,500             208,750
  Mellon Bank Corp.                      3,000             208,875
  NationsBank Corp.                      2,500             191,250
  Wells Fargo & Co.                        400             147,600
                                                       -----------
                                                         1,238,475
                                                       -----------
CHEMICALS -- 2.5%
  duPont (E.I.) de Nemours &
    Co.                                  3,000             223,875
  Olin Corp.                             4,000             166,748
  Rohm & Haas Co.                        1,200             124,724
                                                       -----------
                                                           515,347
                                                       -----------
CONGLOMERATES -- 2.8%
  General Signal Corp.                   4,000             144,000
  Harsco Corp.                           4,000             183,248
  Textron Inc.                           3,500             250,904
                                                       -----------
                                                           578,152
                                                       -----------
COSMETICS -- 1.5%
  Avon Products, Inc.                    4,000             310,000
                                                       -----------
DRUGS -- 8.5%
  American Home Products Corp.           7,000             362,250
  Baxter International, Inc.             4,000             215,248
  Bristol Myers Squibb Co.               2,500             287,343
  Lilly (Eli) & Co.                      2,000             132,124
  Merck and Co., Inc.                    1,200             160,500
  Schering-Plough Corp.                  1,300             119,113
  SmithKline Beecham PLC, ADR+           4,000             242,000
  Warner Lambert Co.                     3,000             208,125
                                                       -----------
                                                         1,726,703
                                                       -----------
ELECTRICAL EQUIPMENT -- 4.8%
  Emerson Electric Co.                   4,000             241,500
  General Electric Co.                   8,000             728,000
                                                       -----------
                                                           969,500
                                                       -----------
ELECTRONICS -- 2.0%
  AMP, Inc.                              6,000             206,250
  Thomas & Betts Corp.                   4,000             197,000
                                                       -----------
                                                           403,250
                                                       -----------
FINANCIAL SERVICES -- 0.7%
  Morgan (JP) Co.                        1,200             140,550
                                                       -----------
FOREST PRODUCTS -- 0.7%
  Weyerhaeuser Co.                       3,000             138,561
                                                       -----------
INSURANCE -- 3.9%
  CIGNA Corp.                            4,500             310,500
  Lincoln National Corp.                 3,000             274,125
  St. Paul Cos., Inc.                    5,000             210,310
                                                       -----------
                                                           794,935
                                                       -----------
MACHINERY -- 2.5%
  Caterpillar Tractor Co.                3,500             185,063
  Cooper Industries, Inc.                3,000             164,811
  Timken Co.                             5,000             154,060
                                                       -----------
                                                           503,934
                                                       -----------
METALS -- 1.7%
  Carpenter Technology Corp.             3,000             150,750
  Reynolds Metals Co.                    1,000              55,937
  USX-Marathon Group                     4,000             137,248
                                                       -----------
                                                           343,935
                                                       -----------
MISCELLANEOUS -- 1.4%
  Minnesota Mining &
    Manufacturing Co.                    2,000             164,374
  Public Storage Inc.                    4,000             112,000
                                                       -----------
                                                           276,374
                                                       -----------
NATURAL GAS -- 4.1%
  Consolidated Natural Gas Co.           4,000             235,500
  El Paso Natural Gas Co.                7,000             267,750
  Enron Corp.                            4,000             216,248
  Questar, Corp.                         6,000             117,750
                                                       -----------
                                                           837,248
                                                       -----------
OFFICE & BUSINESS EQUIP. --3.3%
  Pitney-Bowes, Inc.                     5,500             264,688
  Xerox Corp.                            4,000             406,500
                                                       -----------
                                                           671,188
                                                       -----------
OIL -- DOMESTIC -- 1.2%
  Amoco, Corp.                           2,500             104,063
  Atlantic Richfield Co.                 1,800             140,625
                                                       -----------
                                                           244,688
                                                       -----------
OIL -- INTERNATIONAL -- 5.0%
  British Petroleum, PLC, ADR+           1,500             132,375
  Chevron Corp.                          2,000             166,124
  Exxon Corp.                            3,000             213,936
  Mobil Corp.                            2,800             214,550
  Royal Dutch Petroleum Co.              3,000             164,436
  Texaco, Inc.                           2,000             119,374
                                                       -----------
                                                         1,010,795
                                                       -----------
OIL -- SERVICES &
  DRILLING -- 2.9%
  Dresser Industries, Inc.               5,000             220,310
  Williams (The) Companies,
    Inc.                                11,000             371,250
                                                       -----------
                                                           591,560
                                                       -----------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.
                            EQUITY INCOME PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)

                                                            VALUE
DESCRIPTION                             SHARES            (NOTE 2)
------------------------------------------------------------------
PAPER -- 2.0%
  Georgia-Pacific Corp.                  2,000         $   117,874
  International Paper Co.                3,500             150,500
  Union Camp Corp.                       3,000             148,875
                                                       -----------
                                                           417,249
                                                       -----------
PHOTOGRAPHY -- 0.4%
  Eastman Kodak Co.                      1,000              73,062
                                                       -----------
PUBLISHING -- 1.4%
  McGraw-Hill Companies, Inc.            3,500             285,467
                                                       -----------
REAL ESTATE INVESTMENT
  TRUSTS -- 4.9%
  Avalon Bay Communities, Inc.           2,000              76,000
  Crescent Real Estate Equities
    Trust                                4,000             134,500
  Developers Diversified Realty
    Corp.                                2,500              97,968
  Equity Office Properties
    Trust                                4,000             113,500
  Equity Residential Properties
    Trust                                2,000              94,874
  Felcor Suite Hotels Inc.               3,500             109,813
  Health Care Property
    Investors, Inc.                      5,000             180,310
  Irvine Apartment Communities,
    Inc.                                 3,500             101,280
  Starwood Hotels                        1,800              86,962
                                                       -----------
                                                           995,207
                                                       -----------
RETAIL SERVICES -- 2.3%
  Penney (J.C.) & Co., Inc.              3,000             216,936
  Sears Roebuck & Co.                    4,000             244,248
                                                       -----------
                                                           461,184
                                                       -----------
SAVINGS & LOAN -- 2.1%
  Ahmanson (H.F.) & Co.                  3,000             213,000
  Washington Mutual Inc.                 5,000             217,185
                                                       -----------
                                                           430,185
                                                       -----------
SOAPS -- 0.9%
  Colgate-Palmolive Co.                  2,000             176,000
                                                       -----------
TELECOMMUNICATIONS EQUIPMENT -- 1.1%
  Harris Corp.                           5,000             223,435
                                                       -----------
TOBACCO -- 1.5%
  Fortune Brands, Inc.                   4,000             153,748
  Philip Morris Companies, Inc.          4,000             157,500
                                                       -----------
                                                           311,248
                                                       -----------
U.S. GOVERNMENT AGENCY -- 0.9%
  Federal National Mortgage
    Assn.                                3,000             182,250
                                                       -----------
UTILITIES -- ELECTRIC -- 4.8%
  American Electric Power, Inc.          3,000             136,125
  CMS Energy Corp.                       3,000             132,000
  Carolina Power & Light Co.             4,000             173,500
  Duke Energy Corp.                      3,000             177,750
  Edison International                   6,000             177,372
  FPL Group, Inc.                        3,000             189,000
                                                       -----------
                                                           985,747
                                                       -----------
UTILITIES -- TELEPHONE -- 8.9%
  AT&T Corp.                             4,000             228,500
  Ameritech Corp.                        4,500             201,936
  Bell Atlantic Corp.                    4,000             182,500
  Bellsouth Corp.                        3,000             201,374
  Frontier Corporation                   6,000             189,000
  GTE Corp.                              4,000             222,500
  SBC Communications Inc.                5,000             200,000
  Sprint Corp.                           3,000             211,500
  U.S. West Communications Inc.          4,000             188,000
                                                       -----------
                                                         1,825,310
                                                       -----------

TOTAL COMMON STOCKS
(COST $12,837,744)                                     $19,731,814
------------------------------------------------------------------

PREFERRED STOCK -- 0.4%
------------------------------------------------------------------
Aetna Inc., 6.25%, Class C
  (COST $76,372)                         1,000         $    75,125
------------------------------------------------------------------
                                  PRINCIPAL AMOUNT
                                  ----------------
COMMERCIAL PAPER -- 0.8%
------------------------------------------------------------------
American Express Credit Corp.,
  5.52%, due 07/30/98
  (COST $174,222)                     $175,000         $   174,222
------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 1.4%
------------------------------------------------------------------
U.S. Treasury Note,
  5.42%, due 07/30/98
  (COST $277,429)                     $280,000         $   277,429
------------------------------------------------------------------
TOTAL INVESTMENTS
(COST $13,365,767) -- 99.5%                            $20,258,590
OTHER ASSETS LESS LIABILITIES -- 0.5%                      108,336
------------------------------------------------------------------
NET ASSETS -- 100.0%                                   $20,366,926
==================================================================

The aggregate cost of securities for federal income tax purposes at June 30, 1998 is $13,353,308.

    The following amounts are based on costs for federal income tax purposes:

          Aggregate gross unrealized appreciation      $ 7,108,469
          Aggregate gross unrealized depreciation         (203,187)
                                                       -----------
          Net unrealized appreciation                  $ 6,905,282
                                                       ===========

                       See notes to financial statements.
--------------------------------------------------------------------------------
+ ADR = American Depository Receipts.
  Percentages are based on net assets.

                             MONY SERIES FUND, INC.
                        INTERMEDIATE TERM BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)


                                                           VALUE
DESCRIPTION                         PRINCIPAL AMOUNT     (NOTE 2)
------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 48.5%
------------------------------------------------------------------
Associates Corp. of North America,
  6.00%, due 06/15/00                  $1,000,000      $ 1,001,610
BankBoston Corp., subordinated
  note, 6.625%, due 02/01/04            1,000,000        1,017,760
Bear Stearns Co. Inc.,
  7.25%, due 10/15/06                   1,000,000        1,062,600
British Columbia, Province of,
  7.25%, due 09/01/36                   1,000,000        1,136,050
CSX Corp.,
  7.25%, due 05/01/04, 144A             1,000,000        1,047,780
Chase Capital Series C,
  6.36%, due 03/01/27+                  1,000,000          978,260
Chase Manhattan Corp.,
  subordinated note,
  6.75%, due 08/15/08                   1,000,000        1,032,660
Commonwealth Edison Co.,
  7.00%, due 07/01/05                   1,000,000        1,039,400
Connecticut Light & Power Co.,
  7.25%, due 07/01/99                     747,000          746,231
First Chicago Corp.,
  9.00%, due 06/15/99                   1,000,000        1,027,320
First Data Corp.,
  6.75%, due 07/15/05                   1,000,000        1,039,180
Ford Motor Credit Co.,
  6.50%, due 02/28/02                   1,000,000        1,013,570
General Electric Capital Corp.,
  6.66%, due 05/01/18                   1,000,000        1,014,020
General Motors Acceptance Corp.,
  7.125%, due 05/01/03                  1,000,000        1,042,580
International Bank for
  Reconstruction & Development,
  5.625%, due 03/17/03                  1,000,000          999,200
Laidlaw Inc.,
  7.70%, due 08/15/02                   1,000,000        1,055,050
Lockheed Martin Corp.,
  6.55%, due 05/15/99                   1,000,000        1,003,030
National Rural Utilities,
  6.75%, due 09/01/01                   1,000,000        1,021,660
Philip Morris Companies, Inc.,
  7.50%, due 04/01/04                   1,000,000        1,051,610
Potash Corp. of Saskatchewan Inc.,
  7.125%, due 06/15/07                  1,000,000        1,040,290
Potomac Edison Co.,
  8.00%, due 06/01/06                   1,000,000        1,030,660
Provident Bank,
  6.375%, due 01/15/04                  1,000,000        1,003,960
Tyco International Group, SA,
  6.375%, due 06/15/05                  1,000,000        1,001,890
USA Waste Services Inc.,
  7.00%, due 10/01/04                   1,000,000        1,031,100
                                                       -----------
TOTAL CORPORATE BONDS AND NOTES
(COST $23,660,102)                                     $24,437,471
------------------------------------------------------------------

ASSET BACKED SECURITIES -- 3.2%
------------------------------------------------------------------
Chemical Master Credit Card Trust
  Series 1996 -2 Class A, 5.98%,
  due 09/15/08                         $1,000,000      $ 1,007,040
Structured Asset Securities Corp.
  Series 1996-CFL Class A-1c,
  5.944%, due 02/25/28                    601,672          598,994
                                                       -----------
TOTAL ASSET BACKED SECURITIES
(COST $1,601,304)                                      $ 1,606,034
------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.9%
------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
  5.42%, due 07/02/98                  $  350,000      $   349,947
Federal Home Loan Mortgage Corp.,
  5.42%, due 07/07/98                     100,000           99,910
Federal Home Loan Mortgage Corp.,
  5.43%, due 07/20/98                     100,000           99,713
Federal Home Loan Mortgage Corp.,
  5.44%, due 07/21/98                     250,000          249,245
Federal Home Loan Mortgage Corp.,
  5.40%, due 07/31/98                     950,000          945,725
Federal Home Loan Mortgage Corp.,
  5.42%, due 08/31/98                     100,000           99,082
Federal Home Loan Mortgage Corp.,
  REMIC, Series 1574,
  6.500%, due 02/15/21                  2,000,000        2,031,440
Federal National Mortgage Assn.,
  5.43%, due 07/16/98                     125,000          124,717
Federal National Mortgage Assn.,
  5.43%, due 07/17/98                     150,000          149,638
Federal National Mortgage Assn.,
  5.44%, due 07/29/98                     100,000           99,577
Federal National Mortgage Assn.,
  5.44%, due 08/05/98                     200,000          198,942
Federal National Mortgage Assn.,
  REMIC, Trust 94-75,
  7.000%, due 01/25/03                  1,000,000        1,025,330
Student Loan Marketing Assn.,
  5.878%, due 10/25/10                  1,000,000          999,910
                                                       -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $6,369,368)                                      $ 6,473,176
------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 28.6%
------------------------------------------------------------------
U.S. Treasury Note,
  6.875%, due 07/31/99                 $2,000,000      $ 2,027,500
U.S. Treasury Note,
  6.375%, due 05/15/00                  2,000,000        2,030,000
U.S. Treasury Note,
  6.000%, due 08/15/00                  1,000,000        1,009,370
U.S. Treasury Note,
  6.625%, due 07/31/01                  5,500,000        5,150,000
U.S. Treasury Note,
  6.500%, due 05/31/02                  3,000,000        3,099,360
U.S. Treasury Note,
  7.500%, due 02/15/05                  1,000,000        1,107,180
                                                       -----------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $14,288,497)                                     $14,423,410
------------------------------------------------------------------

COMMERCIAL PAPER -- 5.6%
------------------------------------------------------------------
General Electric Co.,
  5.52%, due 07/17/98                  $  350,000      $   349,141
Household International Corp.,
  5.57%, due 07/15/98                   2,150,000        2,145,343
Merrill Lynch and Co., Inc.,
  5.55%, due 07/30/98                     175,000          174,218
Merrill Lynch and Co., Inc.,
  5.54%, due 07/31/98                     150,000          149,308
                                                       -----------
TOTAL COMMERCIAL PAPER
(COST $2,818,010)                                      $ 2,818,010
------------------------------------------------------------------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.
                        INTERMEDIATE TERM BOND PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)

                                                           VALUE
DESCRIPTION                       PRINCIPAL AMOUNT       (NOTE 2)
------------------------------------------------------------------
TOTAL INVESTMENTS
(COST $48,737,281) -- 98.8%                            $49,758,101
OTHER ASSETS LESS LIABILITIES -- 1.2%                      610,532
------------------------------------------------------------------
NET ASSETS -- 100.0%                                   $50,368,633
==================================================================

The aggregate cost of securities for federal income tax purposes at June 30, 1998 is $48,767,773.

    The following amounts are based on costs for federal income tax purposes:

        Aggregate gross unrealized appreciation     $   997,167
        Aggregate gross unrealized depreciation          (6,839)
                                                    -----------
        Net unrealized appreciation                 $   990,328
                                                    ===========

                       See notes to financial statements.
--------------------------------------------------------------------------------
+ Floating rate security. Rate is as of June 30, 1998.
  Percentages are based on net assets.

                             MONY SERIES FUND, INC.
                            LONG TERM BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)


                                                          VALUE
DESCRIPTION                         PRINCIPAL AMOUNT     (NOTE 2)
------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 43.3%
------------------------------------------------------------------
Aetna Services Inc.,
  7.625%, due 08/15/26                $ 1,000,000      $ 1,079,210
Boeing Co.,
  8.625%, due 11/15/31                  1,000,000        1,290,260
British Columbia, Province of,
  7.25%, due 09/01/36                   1,000,000        1,136,050
Capita Equipment Receivable Trust,
  Series 1997-1, Class C,
  6.48%, due 10/16/06                   1,000,000        1,002,710
Chase Manhattan Corp.,
  6.75%, due 08/15/08                   1,000,000        1,032,660
Columbia/HCA Healthcare Corp.,
  7.69%, due 06/15/25                   1,000,000          963,550
Commonwealth Edison Co.,
  7.00%, due 07/01/05                   1,000,000        1,039,400
Crown Cork and Seal Co., Inc.,
  7.375%, due 12/15/26                  1,000,000        1,081,610
Enersis S.A.,
  7.40%, due 12/01/16                   1,000,000        1,018,070
Federal Express Corp., Series
  97-A, 7.50%, due 1/15/18              1,983,014        2,163,885
Fifth Third Cap Trust I, Series A,
  8.136%, due 03/15/27                  2,000,000        2,281,880
General Electric Capital Corp.,
  8.30%, due 09/20/09                   2,000,000        2,346,000
General Motors Corp.,
  7.00%, due 06/15/03                   1,000,000        1,044,120
GTE South Inc., Series D,
  7.50%, due 03/15/26                   1,000,000        1,060,890
Hydro-Quebec,
  8.50%, due 12/01/29                   1,000,000        1,243,530
James River Corp.,
  7.75%, due 11/15/23                   1,000,000        1,103,050
Laidlaw Inc.,
  7.875%, due 04/15/05                  1,000,000        1,090,800
Legrand SA,
  8.50%, due 02/15/25                   1,000,000        1,229,280
Lockheed Martin Corp.,
  7.65%, due 05/01/16                   1,000,000        1,113,330
MBIA, Inc.,
  7.15%, due 07/15/27                   1,000,000        1,081,670
Morgan Stanley Group Inc.,
  6.875%, due 03/01/07                  1,000,000        1,033,320
National City Bank,
  7.25%, due 07/15/10                   1,000,000        1,075,185
Norfolk Southern Corp.,
  7.80%, due 05/15/27                   1,000,000        1,145,170
Philip Morris Companies, Inc.,
  7.25%, due 09/15/01                   1,000,000        1,029,290
Seagram (J.E.) & Sons, Inc.,
  9.65%, due 08/15/18                   1,000,000        1,360,380
Swiss Bank Corp.,
  7.75%, due 09/01/26                   2,000,000        2,260,320
Texaco Capital, Inc.,
  9.75%, due 03/15/20                   1,000,000        1,387,810
Tyco International Group SA,
  7.00%, due 06/15/28                   2,000,000        2,032,700
USA Waste Services Inc.,
  7.00%, due 10/01/04                   1,000,000        1,031,100
                                                       -----------
TOTAL CORPORATE BONDS AND NOTES
(COST $34,719,273)                                     $37,757,230
------------------------------------------------------------------
ASSET BACKED SECURITIES -- 2.5%
------------------------------------------------------------------
Standard Credit Card Master Trust, Series 94-2A,
  Class A, 7.25%, due 04/07/06
  (COST $2,114,775)                   $ 2,000,000     $ 2,149,680
------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.4%
------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
  5.42%, due 07/10/98                 $   150,000      $   149,797
Federal Home Loan Mortgage Corp.,
  6.85%, due 01/15/22                   1,000,000        1,028,410
Federal National Mortgage Assn.,
  5.46%, due 07/13/98                     250,000          249,545
Federal National Mortgage Assn.,
  REMIC, Trust 92-198,
  7.50%, due 09/25/22                   2,000,000        2,121,140
Student Loan Marketing Assn.,
  5.83%, due 07/25/09+                  1,000,000        1,001,450
Tennessee Valley Authority,
  6.00%, due 03/15/13                   1,000,000        1,002,230
                                                       -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $5,170,226)                                      $ 5,552,572
------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 38.1%
------------------------------------------------------------------
U.S. Treasury Bond,
  7.875%, due 02/15/21                $ 2,500,000      $ 3,172,650
U.S. Treasury Bond,
  7.625%, due 02/15/25                  9,500,000       11,961,070
U.S. Treasury Bond,
  6.625%, due 02/15/27                 10,000,000       11,296,800
U.S. Treasury Note,
  7.750%, due 12/31/99                    500,000          515,625
U.S. Treasury Note,
  6.250%, due 10/31/01                    500,000          510,310
U.S. Treasury Note,
  5.500%, due 05/31/03                  1,000,000        1,000,000
U.S. Treasury Note,
  7.000%, due 07/15/06                    500,000          546,250
U.S. Treasury Strips,
  0.000%, due 05/15/18                 12,900,000        4,149,414
                                                       -----------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $29,804,484)                                     $33,152,119
------------------------------------------------------------------
COMMERCIAL PAPER -- 8.0%
------------------------------------------------------------------
CIT Group Holdings Inc.,
  5.53%, due 07/27/98                 $   550,000      $   547,804
Enterprise Funding Corp.,
  5.52%, due 08/19/98                   1,425,000        1,420,466
Heller International,
  5.67%, due 07/02/98                     500,000          499,921
Merrill Lynch and Co. Inc.,
  5.56%, due 07/30/98                   1,675,000        1,667,498
Merrill Lynch and Co. Inc.,
  5.54%, due 07/31/98                     225,000          223,961
Metropolitan Life Insurance Co.,
  5.54%, due 07/22/98                   2,300,000        2,292,567
National Rural Utilities,
  5.50%, due 08/15/98                     350,000          347,058
                                                       -----------
TOTAL COMMERCIAL PAPER
(COST $6,993,103)                                      $ 6,999,275
------------------------------------------------------------------
TOTAL INVESTMENTS
(COST $78,801,861) -- 98.3%                            $85,610,876
OTHER ASSETS LESS LIABILITIES -- 1.7%                    1,470,710
------------------------------------------------------------------
NET ASSETS -- 100.0%                                   $87,081,586
==================================================================

The aggregate cost of securities for federal income tax purposes at June 30,
  1998 is $78,832,353.
    The following amounts are based on costs for federal income tax purposes:

        Aggregate gross unrealized appreciation        $ 6,831,663
        Aggregate gross unrealized depreciation            (53,140)
                                                       -----------
        Net unrealized appreciation                    $ 6,778,523
                                                       ===========

                       See notes to financial statements.
--------------------------------------------------------------------------------
+ Floating rate security. Rate is as of June 30, 1998.
  Percentages are based on net assets.

                             MONY SERIES FUND, INC.
                             DIVERSIFIED PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)

                                                          VALUE
DESCRIPTION                               SHARES         (NOTE 2)
------------------------------------------------------------------
COMMON STOCKS -- 78.5%
------------------------------------------------------------------
AIR TRANSPORTATION -- 3.7%
  AMR Corp.*                                  600       $   49,950
  Delta Airlines Inc.                         300           38,775
  UAL Corp.*                                  400           31,200
                                                        ----------
                                                           119,925
                                                        ----------
AUTOMOBILES -- 1.1%
  Ford Motor Co.                              600           35,400
                                                        ----------
BANKS/MAJOR -- 2.7%
  BankAmerica Corp.                           300           25,931
  Chase Manhattan Corp.                       400           30,200
  Citicorp                                    200           29,850
                                                        ----------
                                                            85,981
                                                        ----------
BANKS/REGIONAL -- 3.8%
  BankBoston Corp.                            600           33,375
  First Union Corp.                           500           29,125
  Fleet Financial Group, Inc.                 300           25,050
  Mellon Bank Corp.                           500           34,813
                                                        ----------
                                                           122,363
                                                        ----------
BEVERAGES/NON ALCOHOLIC -- 2.4%
  Coca-Cola Co.                               900           76,950
                                                        ----------
CABLE TELEVISION -- 2.4%
  Comcast Corp., Class A                    1,000           40,593
  Tele Communications Inc., Series
    A*                                      1,000           38,437
                                                        ----------
                                                            79,030
                                                        ----------
CHEMICALS -- 1.1%
  duPont (E.I.) de Nemours & Co.              500           37,313
                                                        ----------
COSMETICS -- 0.7%
  Gillette Co.                                400           22,675
                                                        ----------
DRUGS -- 7.7%
  American Home Products Corp.                800           41,400
  Bristol Myers Squibb Co.                    400           45,975
  Lilly (Eli) & Co.                           200           13,212
  Merck & Co., Inc.                           100           13,375
  Pfizer Inc.                                 400           43,475
  Schering-Plough Corp.                       300           27,488
  SmithKline Beecham PLC, ADR+                400           24,200
  Warner Lambert Co.                          600           41,625
                                                        ----------
                                                           250,750
                                                        ----------
ELECTRICAL EQUIPMENT -- 3.2%
  Emerson Electric Co.                        500           30,188
  General Electric Co.                        800           72,800
                                                        ----------
                                                           102,988
                                                        ----------
ELECTRONICS -- 3.3%
  Applied Materials, Inc.*                    300            8,850
  Hewlett-Packard Co.                         400           23,950
  Intel Corp.                                 700           51,887
  Texas Instruments, Inc.                     400           23,325
                                                        ----------
                                                           108,012
                                                        ----------
ENTERTAINMENT -- 2.9%
  Disney (Walt) Co.                           400           42,025
  Time Warner, Inc.                           600           51,262
                                                        ----------
                                                            93,287
                                                        ----------

FINANCIAL SERVICES -- 1.7%
  American Express Co.                        200           22,800
  Associates First Capital Corp.              131           10,071
  Morgan (J.P.) Co.                           200           23,425
                                                        ----------
                                                            56,296
                                                        ----------
HOSPITAL MANAGEMENT -- 1.7%
  Aetna Inc.                                  300           22,838
  United Healthcare Corp.                     500           31,750
                                                        ----------
                                                            54,588
                                                        ----------
HOSPITAL SUPPLIES -- 1.1%
  Johnson & Johnson                           500           36,875
                                                        ----------
HOUSEHOLD PRODUCTS -- 1.4%
  Proctor & Gamble Co.                        500           45,531
                                                        ----------
INSURANCE -- 3.4%
  American International Group,
    Inc.                                      400           58,400
  General Re Corp.                            200           50,700
                                                        ----------
                                                           109,100
                                                        ----------
MACHINERY -- 1.1%
  Caterpillar, Inc.                           300           15,863
  Deere & Co.                                 400           21,150
                                                        ----------
                                                            37,013
                                                        ----------
MEDIA -- 0.2%
  Cumulus Media Inc.*                         500            7,281
                                                        ----------
METALS -- 0.5%
  USX-Marathon Group                          500           17,156
                                                        ----------
OFFICE & BUSINESS EQUIPMENT -- 6.6%
  Compaq Computer Corp.*                      700           19,862
  Dell Computer Corp.*                        500           46,406
  International Business Machines
    Corp.                                     300           34,444
  Microsoft Corp.*                            600           65,025
  Oracle Corp.*                               600           14,737
  Sun Microsystems, Inc.*                     800           34,750
                                                        ----------
                                                           215,224
                                                        ----------
OIL -- DOMESTIC -- 0.5%
  Atlantic Richfield Co.                      200           15,625
                                                        ----------
OIL -- INTERNATIONAL -- 4.0%
  Amoco Corp.                                 200            8,325
  British Petroleum, PLC, ADR+                200           17,650
  Chevron Corp.                               300           24,919
  Exxon Corp.                                 300           21,394
  Mobil Corp.                                 300           22,987
  Royal Dutch Petroleum Co.                   400           21,925
  Texaco, Inc.                                200           11,937
                                                        ----------
                                                           129,137
                                                        ----------
OIL -- SERVICES -- 4.3%
  Baker Hughes, Inc.                          300           10,369
  B.J. Services*                              400           11,625
  Diamond Offshore Drilling Inc.              400           16,000
  Ensco International Inc.                    400            6,950
  EVI Weatherford, Inc.*                      400           14,850
  Halliburton Co.                             400           17,825
  Marine Drilling Co. Inc.*                   800           12,800
  Noble Drilling Corp.*                       500           12,031
  R&B Falcon Corp.*                           700           15,837
  Schlumberger Ltd.                           300           20,493
                                                        ----------
                                                           138,780
                                                        ----------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.
                             DIVERSIFIED PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)

                                                          VALUE
DESCRIPTION                               SHARES         (NOTE 2)
------------------------------------------------------------------
RESTAURANT -- 0.4%
  McDonald's Corp.                            200       $   13,800
                                                        ----------
RETAIL -- 3.3%
  Gap (The) Inc.                              750           46,219
  Home Depot Inc.                             500           41,531
  Wal-Mart Stores*                            300           18,225
                                                        ----------
                                                           105,975
                                                        ----------
TELECOMMUNICATIONS -- 11.0%
  ADC Telecommunications*                     300           10,959
  Cisco Systems, Inc.*                        600           55,237
  Ericsson, L.M                             1,000           28,625
  General Instrument*                         300            8,156
  L-3 Communications Holdings Inc.*           500           16,344
  Lucent Technologies Inc.                    500           41,594
  Nokia Corp.                                 400           29,025
  Qwest Communications Int'l.,
    Inc.*                                   1,000           34,875
  Scientific-Atlanta*                         300            7,613
  Sprint Corp.                                400           28,200
  Tellabs Inc.*                               100            7,162
  Teleport Communications Group,
    Inc. Class A*                             600           32,550
  Worldcom, Inc.*                           1,200           58,121
                                                        ----------
                                                           358,461
                                                        ----------
TOBACCO -- 0.5%
  Phillip Morris Cos., Inc.                   400           15,750
                                                        ----------
U.S. GOVERNMENT AGENCIES -- 1.8%
  Federal Home Loan Mortgage Corp.            600           28,237
  Federal National Mortgage Assn              500           30,375
                                                        ----------
                                                            58,612
                                                        ----------
TOTAL COMMON STOCKS
(COST $1,566,443)                                       $2,549,878
------------------------------------------------------------------

                                                          VALUE
DESCRIPTION                          PRINCIPAL AMOUNT    (NOTE 2)
------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION -- 3.1%
------------------------------------------------------------------
Federal National Mortgage Assn.,
  5.44%, due 07/22/98
  (COST $99,682)                         $100,000       $   99,682
------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 16.4%
------------------------------------------------------------------
U.S. Treasury Note, 7.50%, due
  05/15/02 (COST $513,277)               $500,000       $  533,590
------------------------------------------------------------------
TOTAL INVESTMENTS
(COST $2,179,402) -- 98.0%                              $3,183,150

OTHER ASSETS LESS LIABILITIES -- 2.0%                       64,572
------------------------------------------------------------------
NET ASSETS -- 100.0%                                    $3,247,722
==================================================================

The aggregate cost of securities for federal income tax purposes at June 30, 1998 is $2,179,402.

    The following amounts are based on costs for federal income tax purposes:

        Aggregate gross unrealized appreciation       $1,021,378
        Aggregate gross unrealized depreciation          (17,630)
                                                      ----------
        Net unrealized appreciation                   $1,003,748
                                                      ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------
* Non-income producing security as defined by the Investment Company Act of 1940.
+ ADR = American Depository Receipts.
  Percentages are based on net assets.

                             MONY SERIES FUND, INC.
                        GOVERNMENT SECURITIES PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)


                                                           VALUE
DESCRIPTION                           PRINCIPAL AMOUNT   (NOTE 2)
------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 22.5%
------------------------------------------------------------------
U.S. Treasury Note, 6.00%, due
  08/15/99                             $1,000,000      $ 1,004,680
U.S. Treasury Note, 5.875%, due
  11/15/99                              1,000,000        1,004,370
U.S. Treasury Note 7.75%, due
  11/30/99                              1,000,000        1,029,680
U.S. Treasury Note, 5.625%, due
  12/31/02                              1,000,000        1,004,060
U.S. Treasury Note, 5.50%, due
  01/31/03                              3,000,000        2,997,180
                                                       -----------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $5,982,612)                                      $ 7,039,970
------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 75.9%
------------------------------------------------------------------
Attransco, Inc., 6.120%, due
  04/01/08                             $2,000,000      $ 2,013,012
Federal Home Loan Bank, 5.50%, due
  01/21/03                              2,000,000        1,985,600
Federal Home Loan Mortgage Corp.,
  5.42%, due 07/06/98                     350,000          349,737
Federal Home Loan Mortgage Corp.,
  5.39%, due 07/07/98                     200,000          199,820
Federal Home Loan Mortgage Corp.,
  5.42%, due 07/10/98                     100,000           99,865
Federal Home Loan Mortgage Corp.,
  5.40%, due 07/14/98                   1,325,000        1,322,415
Federal Home Loan Mortgage Corp.,
  5.43%, due 07/20/98                     250,000          249,283
Federal Home Loan Mortgage Corp.,
  5.44%, due 07/21/98                     200,000          199,395
Federal Home Loan Mortgage Corp.,
  5.44%, due 07/31/98                     150,000          149,320
Federal Home Loan Mortgage Corp.,
  5.42%, due 08/31/98                     275,000          272,475
Federal Home Loan Mortgage Corp.,
  6.50%, due 11/15/21                   1,500,000        1,519,680
Federal National Mortgage Assn.,
  5.41%, due 07/13/98                   2,750,000        2,745,041
Federal National Mortgage Assn.,
  5.43%, due 07/17/98                     850,000          847,949
Federal National Mortgage Assn.,
  5.44%, due 07/22/98                     325,000          323,969
Federal National Mortgage Assn.,
  5.44%, due 07/29/98                     650,000          647,250
Federal National Mortgage Assn.
  REMIC Trust, 7.00%, due 01/25/03        285,000          292,219
Federal National Mortgage Assn.
  REMIC Trust, 5.75%, due 08/25/18        500,000          497,595
Federal National Mortgage Assn.
  REMIC Trust, 6.50%, due 10/25/23      1,300,000        1,316,460
Government National Mortgage
  Assn., 7.50%, due 05/15/24              854,330          877,560
Government National Mortgage
  Assn., 7.50%, due 10/15/24              223,734          229,818
Private Export Funding Corp.,
  7.01%, due 04/30/04                   2,000,000        2,125,160
Tennessee Valley Authority Series
  A, 6.375%, due 06/15/05                 500,000          519,100
Tennessee Valley Authority Series
  A, 6.00%, due 03/15/13                1,000,000        1,002,230
U.S. Government -- HUD, 6.23%, due
  08/01/02                              2,000,000        2,039,760
U.S. Government -- RFCO, 0.00%,
  due 10/15/98                          2,000,000        1,969,740
                                                       -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $24,471,400)                                     $23,794,453
------------------------------------------------------------------
TOTAL INVESTMENTS
(COST $30,454,012) -- 98.4%                            $30,834,423
OTHER ASSETS LESS LIABILITIES -- 1.6%                      492,540
------------------------------------------------------------------
NET ASSETS -- 100.0%                                   $31,326,963
==================================================================

The aggregate cost of securities for federal income tax purposes on June 30, 1998 is $30,454,012.

    The following amounts are based on costs for federal income tax purposes:

        Aggregate gross unrealized appreciation     $   394,046
        Aggregate gross unrealized depreciation         (13,635)
                                                    -----------
        Net unrealized appreciation                 $   380,411
                                                    ===========

                       See notes to financial statements.
--------------------------------------------------------------------------------
Percentages are based on net assets.

                             MONY SERIES FUND, INC.
                             MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)


                                                           VALUE
DESCRIPTION                        PRINCIPAL AMOUNT      (NOTE 2)
------------------------------------------------------------------
COMMERCIAL PAPER -- 83.9%
------------------------------------------------------------------
Abbott Laboratories, 5.54%, due
  07/28/98                            $2,700,000      $  2,688,782
American Express Credit Corp.,
  5.52%, due 07/22/98                  6,900,000         6,877,782
American Express Credit Corp.,
  5.51%, due 08/17/98                    400,000           397,123
American Crystal Sugar Co.,
  5.78%, due 07/22/98                  1,500,000         1,494,943
Associates Corp. of North
  America, 5.52%, due 07/21/98         6,000,000         5,981,600
Avco Financial Services Canada
  Ltd., 5.55%, due 10/15/98            4,000,000         3,934,634
Avco Financial Services Canada
  Ltd., 5.55%, due 10/16/98            3,000,000         2,950,513
Avco Financial Services Canada
  Ltd., 5.55%, due 10/19/98            1,000,000           983,042
Bank of New York, 5.51%, due
  07/14/98                             3,800,000         3,792,439
Bank of New York, 5.51%, due
  07/16/98                             3,000,000         2,993,113
Bell Atlantic Network Funding,
  5.52%, due 07/17/98                  3,000,000         2,992,640
Capital One Bank, N.A., 5.63%,
  due 07/02/98 (a)                     3,900,000         3,903,609
Capital One Funding Corp., 5.63%,
  due 07/02/98 (a)                     3,223,000         3,225,983
Chevron Oil Finance Co., 5.54%,
  due 07/16/98                         7,000,000         6,983,842
C.I.T. Group Holdings, Inc.,
  5.53%, due 07/27/98                  3,000,000         2,988,018
Commercial Credit Corp., 5.49%,
  due 07/08/98                         1,000,000           998,933
Commercial Credit Corp., 5.52%,
  due 08/20/98                         2,950,000         2,927,384
Dominion Resources Inc., 5.65%,
  due 07/14/98                         1,400,000         1,397,144
Enterprise Funding Corp., 5.52%,
  due 07/10/98                         1,800,000         1,797,516
General Electric Capital Corp.,
  5.51%, due 07/14/98                  1,400,000         1,397,214
General Electric Capital Corp.,
  5.53%, due 07/29/98                    500,000           497,850
General Electric Capital Corp.,
  5.53%, due 08/27/98                  6,000,000         5,947,465
General Motors Acceptance Corp.,
  5.52%, due 07/10/98                    750,000           748,965
General Motors Acceptance Corp.,
  5.52%, due 08/28/98                  1,250,000         1,238,884
General Motors Acceptance Corp.,
  5.55%, due 09/01/98                  3,000,000         2,971,325
Goldman Sachs Group, L.P., 5.66%,
  due 07/15/98                         5,000,000         5,060,490
Heller Financial, Inc., 5.67%,
  due 07/02/98                           450,000           449,929
Heller Financial, Inc., 5.68%,
  due 07/23/98                         4,350,000         4,334,901
Household International Inc.,
  5.57%, due 07/15/98                  3,200,000         3,193,068
Houston Industries Inc., 5.72%,
  due 07/06/98                         1,250,000         1,249,007
Lehman Brothers Holdings Inc.,
  5.53%, due 07/16/98                  4,000,000         3,990,783
Lehman Brothers Holdings Inc.,
  6.10%, due 07/17/98                  1,600,000         1,595,662
Merrill Lynch and Co., Inc.,
  5.53%, due 07/24/98                  2,800,000         2,790,107
Merrill Lynch and Co., Inc.,
  5.56%, due 07/30/98                  3,550,000         3,534,100
Merrill Lynch and Co., Inc.,
  5.54%, due 07/31/98                  1,800,000         1,791,690
Metropolitan Life Funding Inc.,
  5.53%, due 07/23/98                  4,000,000         3,986,482
National Rural Utilities, 5.50%,
  due 08/25/98                         5,650,000         5,602,525
Norwest Corp., 5.50%, due
  07/13/98                               350,000           349,358
Paccar Financial Group, 5.55%,
  due 07/06/98                         1,100,000         1,099,152
Prudential Funding Corp., 5.52%,
  due 07/23/98                         1,850,000         1,843,759
Prudential Funding Corp., 5.54%,
  due 07/24/98                         4,500,000         4,484,073
Sanwa Business Credit Corp.,
  6.00%, due 07/23/98                  2,225,000         2,216,842
Sears Roebuck Acceptance Corp.,
  5.51%, due 07/13/98                  2,000,000         1,996,327
Sears Roebuck Acceptance Corp.,
  5.53%, due 07/22/98                    800,000           797,420
Sears Roebuck Acceptance Corp.,
  5.51%, due 08/07/98                  2,200,000         2,187,541
Texaco Inc., 5.51%, due 07/27/98       5,900,000         5,876,521
TransAmerica Corp., 5.51%, due
  07/10/98                             1,750,000         1,747,589
TransAmerica Corp., 5.50%, due
  07/15/98                             3,000,000         2,993,583
TransAmerica Corp., 5.52%, due
  08/21/98                             2,500,000         2,480,450
                                                      ------------
TOTAL COMMERCIAL PAPER
(COST $137,762,102)                                   $137,762,102
------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.5%
------------------------------------------------------------------
Federal Home Loan Bank, 5.69%,
  due 10/02/98                        $2,000,000      $  2,055,320
Federal Home Loan Mortgage Corp.,
  5.43%, due 07/20/98                    150,000           149,570
Federal National Mortgage Assn.,
  5.46%, due 07/13/98                    300,000           299,454
                                                      ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $2,504,344)                                     $  2,504,344
------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 4.9%
------------------------------------------------------------------
Asset-Backed Sec. Inv. Trust,
  5.65%, due 07/15/98 (COST
  $8,020,098)                         $8,000,000      $  8,020,098
------------------------------------------------------------------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.
                             MONEY MARKET PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)


                                                           VALUE
DESCRIPTION                         PRINCIPAL AMOUNT     (NOTE 2)
------------------------------------------------------------------
CERTIFICATE OF DEPOSITS -- 10.8%
------------------------------------------------------------------
Canadian Imperial Bank, 5.70%,
  due 06/14/99                        $7,000,000      $  7,017,269
Toronto Dominion Bank, 5.70%, due
  06/17/99                             7,000,000         7,015,304
National Westminster Bank PLC,
  5.86%, due 08/10/98                  3,575,000         3,745,506
                                                      ------------
TOTAL CERTIFICATE OF DEPOSITS
(COST $17,778,079)                                    $ 17,778,079
------------------------------------------------------------------
TOTAL INVESTMENTS
(COST $166,064,623) -- 101.1%                         $166,064,623
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.1%)
                                                        (1,896,576)
------------------------------------------------------------------
NET ASSETS -- 100.0%                                  $164,168,047
==================================================================

                       See notes to financial statements.
--------------------------------------------------------------------------------
(a) The interest rate is subject to change periodically based on the greater of the 30 or 90-day non-financial commercial paper rate plus ten basis points. This instrument resets on a weekly basis. The rate shown was in effect as of June 30, 1998.
    Percentages are based on net assets.

                             MONY SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                            INTERMEDIATE    LONG TERM                  GOVERNMENT
                            EQUITY GROWTH   EQUITY INCOME    TERM BOND        BOND       DIVERSIFIED   SECURITIES    MONEY MARKET
                              PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                            -------------   -------------   ------------    ---------    -----------   ----------    ------------
ASSETS
    Securities, at
      value*..............   $2,968,374      $20,258,590    $49,758,101    $85,610,876   $3,183,150    $30,834,423   $166,064,623
    Cash..................       21,935           95,475        799,832          9,944       75,659         73,397         62,978
    Dividends
      receivable..........        1,724           36,102              0              0        1,644              0              0
    Interest receivable...            0                0        730,091      1,383,465        4,793        335,367         12,683
    Receivable for fund
      shares sold.........          195               76         18,632        190,652          327        112,783      1,869,897
    Receivable for
      securities sold.....           57               18        253,000      1,109,412           58              0              0
    Prepaid expense.......           58              392            641            961           59             94          1,515
                             ----------      -----------    -----------    -----------   ----------    -----------   ------------
Total assets..............    2,992,343       20,390,653     51,560,297     88,305,310    3,265,690     31,356,064    168,011,696
                             ----------      -----------    -----------    -----------   ----------    -----------   ------------
LIABILITIES
    Payable for fund
      shares redeemed.....          349              628         42,123         76,203          346          3,338      3,745,157
    Payable for securities
      sold................        7,000                0      1,110,045      1,088,599        7,000              0              0
    Accrued expenses:
         Investment
           advisory
           fees...........        1,271            8,953         21,860         37,556        1,388         13,289         55,618
         Custodian fees...        2,886            4,225          3,573          2,564        2,285          2,001          7,769
         Accounting
           fees...........        2,240            2,556          2,952          3,435        2,259          2,594          5,013
         Professional
           fees...........        4,250            5,001          5,895          6,967        4,281          4,999          9,294
         Miscellaneous
           fees...........          287            2,364          5,216          8,400          409          2,880         20,798
                             ----------      -----------    -----------    -----------   ----------    -----------   ------------
Total liabilities.........       18,283           23,727      1,191,664      1,223,724       17,968         29,101      3,843,649
                             ----------      -----------    -----------    -----------   ----------    -----------   ------------
NET ASSETS................   $2,974,060      $20,366,926    $50,368,633    $87,081,586   $3,247,722    $31,326,963   $164,168,047
                             ==========      ===========    ===========    ===========   ==========    ===========   ============
Net assets consist of:
    Capital stock -- $.01
      par value...........   $      854      $     8,093    $    46,140    $    64,122   $    1,773    $    29,120   $  1,641,680
    Additional paid-in
      capital.............    1,783,911       10,951,338     48,171,636     77,262,483    1,968,169     30,181,322    162,526,367
    Undistributed net
      investment income
      (loss)..............       (3,155)         188,648      1,355,644      2,320,053        6,386        736,571              0
 Undistributed/accumulated
      net realized gain
      (loss) on
      investments.........      169,252        2,326,024       (225,607)       625,913      267,646           (461)             0
    Net unrealized
      appreciation of
      investments.........    1,023,198        6,892,823      1,020,820      6,809,015    1,003,748        380,411              0
                             ----------      -----------    -----------    -----------   ----------    -----------   ------------
NET ASSETS................   $2,974,060      $20,366,926    $50,368,633    $87,081,586   $3,247,722    $31,326,963   $164,168,047
                             ==========      ===========    ===========    ===========   ==========    ===========   ============
Shares of capital stock
  outstanding.............       85,430          809,323      4,613,984      6,412,245      177,270      2,912,021    164,168,047
                             ----------      -----------    -----------    -----------   ----------    -----------   ------------
Net asset value per share
  of outstanding capital
  stock...................   $    34.81      $     25.17    $     10.92    $     13.58   $    18.32    $     10.76   $       1.00
                             ==========      ===========    ===========    ===========   ==========    ===========   ============
*Investments at cost......   $1,945,176      $13,365,767    $48,737,281    $78,801,861   $2,179,402    $30,454,012   $166,064,623

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

STATEMENTS OF OPERATIONS For the six months ended June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                              INTERMEDIATE   LONG TERM                  GOVERNMENT
                              EQUITY GROWTH   EQUITY INCOME    TERM BOND        BOND      DIVERSIFIED   SECURITIES   MONEY MARKET
                                PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
                              -------------   -------------   ------------   ---------    -----------   ----------   ------------
INVESTMENT INCOME:
     Interest...............    $  4,460       $   13,296      $1,503,302    $2,557,481    $ 20,685      $828,509     $4,120,340
     Dividends..............      15,428          248,812               0             0      13,783             0              0
                                --------       ----------      ----------    ----------    --------      --------     ----------
          Total investment
            income..........      19,888          262,108       1,503,302     2,557,481      34,468       828,509      4,120,340
                                --------       ----------      ----------    ----------    --------      --------     ----------
EXPENSES:
     Investment advisory
       fees.................       7,196           52,271         118,328       200,736       7,883        68,909        291,615
     Custodian fees.........       3,731            4,593           3,641         2,655       3,732         2,494          7,946
     Accounting fees........      12,669           14,487          16,731        19,381      12,747        14,569         28,432
     Professional fees......       4,075            4,800           5,662         6,699       4,104         4,801         10,116
     Directors fees.........         208            1,550           3,132         5,088         254         1,659         11,753
     Miscellaneous fees.....         243            1,826           2,341         3,816         276         1,248          8,744
                                --------       ----------      ----------    ----------    --------      --------     ----------
          Total expenses....      28,122           79,527         149,835       238,375      28,996        93,680        358,606
          Expenses reduced
            by a custodian
            fee
            arrangement.....        (988)            (714)         (2,177)         (947)       (915)       (1,742)        (4,878)
                                --------       ----------      ----------    ----------    --------      --------     ----------
          Net expenses......      27,134           78,813         147,658       237,428      28,081        91,938        353,728
                                --------       ----------      ----------    ----------    --------      --------     ----------
Net investment income
  (loss)....................      (7,246)         183,295       1,355,644     2,320,053       6,387       736,571      3,766,612
                                --------       ----------      ----------    ----------    --------      --------     ----------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  (NOTE 2):
     Realized gain from
       security transactions
       (excluding short-term
       securities):
          Proceeds from
            sales...........     643,478        5,552,266       1,542,908    10,872,406     800,068       126,022              0
          Less: Cost of
            securities
            sold............     469,098        3,233,347       1,525,700    10,216,002     532,398       124,741              0
                                --------       ----------      ----------    ----------    --------      --------     ----------
Net realized gain on
  investments...............     174,380        2,318,919          17,208       656,404     267,670         1,281              0
Net increase (decrease) in
  unrealized appreciation of
  investments...............     221,151         (616,206)        246,385     1,376,536     136,219        62,251              0
                                --------       ----------      ----------    ----------    --------      --------     ----------
Net realized and unrealized
  gain on investments.......     395,531        1,702,713         263,593     2,032,940     403,889        63,532              0
                                --------       ----------      ----------    ----------    --------      --------     ----------
Net increase in net assets
  resulting from
  operations................    $388,285       $1,886,008      $1,619,237    $4,352,993    $410,276      $800,103     $3,766,612
                                ========       ==========      ==========    ==========    ========      ========     ==========

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                        EQUITY GROWTH PORTFOLIO       EQUITY INCOME PORTFOLIO
                                      ---------------------------   ---------------------------
                                      FOR THE SIX      FOR THE      FOR THE SIX      FOR THE
                                      MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED
                                        JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                          1998           1997           1998           1997
                                      ------------   ------------   ------------   ------------
                                      (UNAUDITED)                   (UNAUDITED)
FROM OPERATIONS:
    Net investment income (loss)...    $   (7,246)    $    8,852    $   183,295    $   444,144
    Net realized gain (loss) on
      investments (Note 2).........       174,380        457,619      2,318,919      2,832,463
    Net increase (decrease) in
      unrealized appreciation of
      investments..................       221,151        208,784       (616,206)     2,149,816
                                       ----------     ----------    -----------    -----------
Net increase in net assets
  resulting from operations........       388,285        675,255      1,886,008      5,426,423
                                       ----------     ----------    -----------    -----------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
    Net investment income (Note
      4)...........................      (119,498)       (68,260)      (632,565)      (774,467)
    Net realized gain from
      investment transactions (Note
      4)...........................      (342,882)      (133,214)    (2,642,564)    (1,471,218)
                                       ----------     ----------    -----------    -----------
        Total dividends and
          distributions to
          shareholders.............      (462,380)      (201,474)    (3,275,129)    (2,245,685)
                                       ----------     ----------    -----------    -----------
FROM SHARE TRANSACTIONS:
    Proceeds from the issuance of
      shares.......................        62,257        184,444        469,645        321,172
    Proceeds from dividends and
      distributions reinvested.....       462,380        201,474      3,275,129      2,245,685
    Net asset value of shares
      redeemed.....................      (275,588)      (215,262)    (2,709,613)    (3,599,056)
                                       ----------     ----------    -----------    -----------
Net increase (decrease) in net
  assets resulting from share
  transactions.....................       249,049        170,656      1,035,161     (1,032,199)
                                       ----------     ----------    -----------    -----------
Net increase in net assets.........       174,954        644,437       (353,960)     2,148,539
Net assets beginning of period.....     2,799,106      2,154,669     20,720,886     18,572,347
                                       ----------     ----------    -----------    -----------
Net assets end of period*..........    $2,974,060     $2,799,106    $20,366,926    $20,720,886
                                       ==========     ==========    ===========    ===========
SHARES ISSUED AND REDEEMED:
    Issued.........................         1,779         12,546         16,166         12,780
    Issued in reinvestment of
      dividends and
      distributions................        13,656              0        126,845        104,450
    Redeemed.......................        (7,581)       (16,217)       (98,191)      (144,920)
                                       ----------     ----------    -----------    -----------
        Net increase (decrease)....         7,854         (3,671)        44,820        (27,690)
                                       ==========     ==========    ===========    ===========
*Including
  undistributed/accumulated net
  investment income (loss) of:         $   (3,155)    $    8,852    $   188,648    $   444,144

                                          INTERMEDIATE TERM
                                           BOND PORTFOLIO           LONG TERM BOND PORTFOLIO
                                     ---------------------------   ---------------------------
                                     FOR THE SIX      FOR THE      FOR THE SIX      FOR THE
                                     MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED
                                       JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                         1998           1997           1998           1997
                                     ------------   ------------   ------------   ------------
                                     (UNAUDITED)                   (UNAUDITED)
FROM OPERATIONS:
    Net investment income (loss)...  $ 1,355,644    $  2,478,951   $  2,320,053   $  4,173,497
    Net realized gain (loss) on
      investments (Note 2).........       17,208        (142,541)       656,404        545,629
    Net increase (decrease) in
      unrealized appreciation of
      investments..................      246,385         806,052      1,376,536      3,873,480
                                     -----------    ------------   ------------   ------------
Net increase in net assets
  resulting from operations........    1,619,237       3,142,462      4,352,993      8,592,606
                                     -----------    ------------   ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
    Net investment income (Note
      4)...........................   (2,478,951)     (2,284,209)    (4,173,497)    (3,837,045)
    Net realized gain from
      investment transactions (Note
      4)...........................            0               0       (314,904)             0
                                     -----------    ------------   ------------   ------------
        Total dividends and
          distributions to
          shareholders.............   (2,478,951)     (2,284,209)    (4,488,401)    (3,837,045)
                                     -----------    ------------   ------------   ------------
FROM SHARE TRANSACTIONS:
    Proceeds from the issuance of
      shares.......................    8,350,667      11,465,629     17,665,995     19,278,888
    Proceeds from dividends and
      distributions reinvested.....    2,478,951       2,284,209      4,488,401      3,837,045
    Net asset value of shares
      redeemed.....................   (3,818,265)    (10,436,350)   (10,290,166)   (14,617,547)
                                     -----------    ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from share
  transactions.....................    7,011,353       3,313,488     11,864,230      8,498,386
                                     -----------    ------------   ------------   ------------
Net increase in net assets.........    6,151,639       4,171,741     11,728,822     13,253,947
Net assets beginning of period.....   44,216,994      40,045,253     75,352,764     62,098,817
                                     -----------    ------------   ------------   ------------
Net assets end of period*..........  $50,368,633    $ 44,216,994   $ 87,081,586   $ 75,352,764
                                     ===========    ============   ============   ============
SHARES ISSUED AND REDEEMED:
    Issued.........................      755,471       1,065,196      1,304,613      1,516,701
    Issued in reinvestment of
      dividends and
      distributions................      231,461         221,552        344,731        327,953
    Redeemed.......................     (347,852)       (967,252)      (759,947)    (1,158,388)
                                     -----------    ------------   ------------   ------------
        Net increase (decrease)....      639,080         319,496        889,397        686,266
                                     ===========    ============   ============   ============
*Including
  undistributed/accumulated net
  investment income (loss) of:       $ 1,355,644    $  2,478,951   $  2,320,053   $  4,173,497

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

--------------------------------------------------------------------------------

                                                                         GOVERNMENT SECURITIES
                                           DIVERSIFIED PORTFOLIO               PORTFOLIO               MONEY MARKET PORTFOLIO
                                        ---------------------------   ---------------------------   -----------------------------
                                        FOR THE SIX      FOR THE      FOR THE SIX      FOR THE       FOR THE SIX       FOR THE
                                        MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED    MONTHS ENDED     YEAR ENDED
                                          JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,      DECEMBER 31,
                                            1998           1997           1998           1997           1998            1997
                                        ------------   ------------   ------------   ------------   ------------    ------------
                                        (UNAUDITED)                   (UNAUDITED)                    (UNAUDITED)
FROM OPERATIONS:
    Net investment income.............   $    6,387    $    49,159    $   736,571    $ 1,106,347    $   3,766,612   $   7,935,910
    Net realized gain on investments
      (Note 2)........................      267,670        659,723          1,281          7,774                0               0
    Net increase in unrealized
      appreciation of investments.....      136,219         56,061         62,251        301,555                0               0
                                         ----------    -----------    -----------    -----------    -------------   -------------
Net increase in net assets resulting
  from operations.....................      410,276        764,943        800,103      1,415,676        3,766,612       7,935,910
                                         ----------    -----------    -----------    -----------    -------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
    Net investment income (Note 4)....     (233,109)       (67,363)    (1,106,347)      (695,233)      (3,766,612)     (7,935,910)
    Net realized gain from investment
      transactions (Note 4)...........     (468,435)      (196,377)             0              0                0               0
                                         ----------    -----------    -----------    -----------    -------------   -------------
         Total dividends and
           distributions to
           shareholders...............     (701,544)      (263,740)    (1,106,347)      (695,233)      (3,766,612)     (7,935,910)
                                         ----------    -----------    -----------    -----------    -------------   -------------
FROM SHARE TRANSACTIONS:
    Proceeds from the issuance of
      shares..........................       84,831        188,701      8,795,070     11,987,035      372,470,879     919,623,131
    Proceeds from dividends and
      distributions reinvested........      701,544        263,740      1,106,347        695,233        3,766,612       7,935,910
    Net asset value of shares
      redeemed........................     (476,774)    (1,104,842)    (3,334,103)    (4,720,118)    (370,355,681)   (914,204,963)
                                         ----------    -----------    -----------    -----------    -------------   -------------
Net increase (decrease) in net assets
  resulting from share transactions...      309,601       (652,401)     6,567,314      7,962,150        5,881,810      13,354,078
                                         ----------    -----------    -----------    -----------    -------------   -------------
Net increase (decrease) in net
  assets..............................       18,333       (151,198)     6,261,070      8,682,593        5,881,810      13,354,078
Net assets beginning of period........    3,229,389      3,380,587     25,065,893     16,383,300      158,286,237     144,932,159
                                         ----------    -----------    -----------    -----------    -------------   -------------
Net assets end of period*.............   $3,247,722    $ 3,229,389    $31,326,963    $25,065,893    $ 164,168,047   $ 158,286,237
                                         ==========    ===========    ===========    ===========    =============   =============
SHARES ISSUED AND REDEEMED:
    Issued............................        4,414          9,906        813,158      1,129,743      372,470,879     919,623,131
    Issued in reinvestment of
      dividends and distributions.....       39,703         15,793        104,570         68,160        3,766,612       7,935,910
    Redeemed..........................      (23,538)       (56,930)      (308,176)      (444,602)    (370,355,681)   (914,204,963)
                                         ----------    -----------    -----------    -----------    -------------   -------------
         Net increase (decrease)......       20,579        (31,231)       609,552        753,301        5,881,810      13,354,078
                                         ==========    ===========    ===========    ===========    =============   =============
*Including undistributed net
  investment income of:                  $    6,386    $    49,159    $   736,571    $ 1,106,347    $           0   $           0

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     The MONY Series Fund, Inc. (the "Fund"), a Maryland corporation organized on December 14, 1984, is composed of seven different portfolios that are, in effect, separate investment funds: the Equity Growth Portfolio, the Equity Income Portfolio, the Intermediate Term Bond Portfolio, the Long Term Bond Portfolio, the Diversified Portfolio, the Government Securities Portfolio, and the Money Market Portfolio. The Fund issues a separate class of capital stock for each portfolio. Each share of capital stock issued with respect to a portfolio will have a pro-rata interest in the assets of that portfolio and will have no interest in the assets of any other portfolio. Each portfolio bears its own liabilities and also its proportionate share of the general liabilities of the Fund. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, diversified, management investment company. This registration does not imply any supervision by the Securities and Exchange Commission over the Fund's management.

2. SIGNIFICANT ACCOUNTING POLICIES

  A. Portfolio Valuations:

     Short-term securities with 61 days or more to maturity at time of purchase are valued at market through the 61st day prior to maturity, based on quotations obtained from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Securities in the Money Market Portfolio are valued at amortized cost.

     Common stocks traded on national securities exchanges are valued at the last sales price as of the close of the New York Stock Exchange or at the last bid price for over-the-counter securities.

     Bonds are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but are not traded and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices provided by an independent pricing service.

     Original issue discounts on investments purchased are amortized over their respective lives using the yield-to-maturity method.

     All other securities, when held by the Fund, including any restricted securities, are valued at their fair value as determined in good faith by the Board of Directors. As of June 30, 1998 there were no such securities.

  B. Federal Income Taxes:

     Each portfolio of the Fund is a separate entity for Federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

  C. Security Transactions and Investment Income:

     Security transactions are recorded as of the trade date.

     Dividend income is recorded on the exdividend date, income from other investments is accrued as earned.

     Realized gains and losses from investments sold are determined on the basis of identified cost for accounting and federal income tax purposes.

                             MONY SERIES FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
 D. Other

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     Earnings credits received from the custodian are shown as a reduction of total expenses.

3. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

     Under an investment advisory agreement between the Fund and MONY Life Insurance Company of America ("Investment Adviser" or "MONY America"), a wholly owned subsidiary of The Mutual Life Insurance Company of New York ("MONY"), the Investment Adviser provides investment advice and related services for each of the Fund's portfolios, administers the overall day-to-day affairs of the Fund, bears all expenses associated with organizing the Fund, the initial registration of its securities, and the compensation of the directors, officers and employees of the Fund who are affiliated with the Investment Adviser.

     For these services, the Investment Adviser receives an investment advisory fee and an accounting fee. The investment advisory fee is a daily charge equal to an annual rate of .50% of the first $400,000,000 of the average daily net assets of each of the Fund's Portfolios except the Money Market Portfolio, which is .40% of the first $400,000,000 of the average daily net assets, .35% of the next $400,000,000 of the average daily net assets of each of the Fund's Portfolios; and .30% of the average daily net assets of each of the Fund's Portfolios in excess of $800,000,000. Prior to October 14, 1997, the investment advisory fee for the first $400,000,000 was .40% of the aggregate average daily net assets for all of the Fund's Portfolios. For the six months ended June 30, 1998 the fees incurred by the Fund were $746,938. On October 15, 1997, the Investment Adviser began assessing the Fund an accounting fee. This fee is based on an allocation of expenses borne by the Investment Adviser for personnel, facilities and services necessary to calculate the Portfolios' daily net asset values. The fee is allocated to the Portfolios at $25,000 per portfolio, per annum, with the excess of the Investment Adviser's expenses allocated to each Portfolio daily based on each Portfolio's net assets in relation to the total net assets of the Fund.

     The Investment Adviser has a service agreement with MONY to provide it with personnel, services, facilities, supplies and equipment in order to carry out its duties to provide investment management services under the Investment Advisory Agreement. MONY also provides transfer agent services to the Fund. The Investment Adviser pays MONY for these services.

     Aggregate remuneration incurred to nonaffiliated Directors of the Fund for the six months ended June 30, 1998, amounted to $23,644.

4. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends and distributions to shareholders are recorded on the exdividend date. Dividends from net investment income (including realized gains and losses on portfolio securities) of the Money Market Portfolio are declared and reinvested each business day in additional full and fractional shares of the portfolio. This policy enables the Money Market Portfolio to maintain a net asset value of $1.00 per share.

     Dividends from net investment income and net realized capital gains of the other portfolios will normally be declared and reinvested annually in additional full and fractional shares.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles.

                             MONY SERIES FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (CONTINUED)
     During the year ended December 31, 1997, the Equity Income Portfolio increased undistributed realized gains by $5,354 and decrease undistributed net investment income by $5,354. Those differences are primarily due to return of capital distribution received on investments.

5. CAPITAL STOCK

  A. Authorized Capital Stock:

     The Fund has 2 billion authorized shares of capital stock with a par value of $.01 per share. 1.15 billion shares are reserved for issuance and divided into seven classes as follows: Equity Growth Portfolio (150 million shares); Equity Income Portfolio (150 million shares); Intermediate Term Bond Portfolio (150 million shares); Long Term Bond Portfolio (150 million shares); Diversified Portfolio (150 million shares); Government Securities Portfolio (150 million shares); and Money Market Portfolio (250 million shares). The remaining shares may be issued to any new or existing class upon approval of the Board of Directors.

  B. Purchases of Fund Shares:

     Shares of the Fund are sold to MONY America and MONY for allocation to MONY America Variable Account L to fund benefits under Flexible Premium Variable Life Insurance Contracts, Variable Universal Life Insurance Contracts and Corporate Sponsored Variable Universal Life Insurance Contracts; to MONY Variable Account L to fund benefits under Flexible Premium Variable Life Insurance Contracts and Variable Universal Life Insurance Contracts; to MONY America Variable Account S and MONY Variable Account S to fund benefits under Variable Life Insurance with Additional Premium Option Contracts; and to MONY America Variable Account A and MONY Variable Account A, to fund benefits under Flexible Payment Variable Annuity Contracts issued by those companies. Shares of the Fund are also sold to MONY for allocation to the Keynote Series Account ("Keynote") to fund benefits under Individual Annuity Plans issued by MONY.

6. FEDERAL INCOME TAX-CAPITAL LOSS CARRYFORWARD

     At June 30, 1998, the following portfolios of the Fund have capital loss carryforwards available to offset future capital gains, if any, for federal income tax purposes:

                         PORTFOLIO                               AMOUNT      EXPIRATION DATE
                         ---------                               ------      ---------------
Intermediate Term Bond......................................    $ 16,860    December 31, 2003
                                                                  66,206    December 31, 2004
                                                                 112,050    December 31, 2005
                                                                --------
                                                                $195,116
                                                                ========
Government Securities.......................................    $    808    December 31, 2004
                                                                ========

                             MONY SERIES FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of investments purchased and proceeds from sales or maturities, other than short-term investments, for the six months ended June 30, 1998 (unaudited) were as follows:

                                                                         PURCHASES      SALES
                                                                         ---------      -----
Equity Growth Portfolio..................  Common Stock                 $   448,527   $  686,383
Equity Income Portfolio..................  Common Stock                   3,075,566    5,552,213
Intermediate Term Bond Portfolio.........  U.S. Government Obligations    7,218,613    1,028,438
                                           Corporate Bonds                1,992,560    1,514,471
Long Term Bond Portfolio.................  U.S. Government Obligations   11,293,720    6,483,770
                                           Corporate Bonds                5,177,614    4,388,636
Diversified Portfolio....................  Common Stock                     441,863      846,988
Government Securities Portfolio..........  U.S. Government Obligations    8,976,543    3,187,870

                             MONY SERIES FUND, INC.

                            EQUITY GROWTH PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                    FOR THE SIX
                                    MONTHS ENDED                         FOR THE YEARS ENDED DECEMBER 31,
                                      JUNE 30,     -----------------------------------------------------------------------------
                                        1998          1997         1996         1995         1994         1993          1992
                                    ------------   ----------   ----------   ----------   ----------   -----------   -----------
                                    (UNAUDITED)
Net asset value, beginning of
  period..........................   $    36.08    $    30.37   $    25.11   $    20.59   $    20.70   $     19.68   $     20.25
                                     ----------    ----------   ----------   ----------   ----------   -----------   -----------
Income from investment operations
  Net investment income...........         1.47          0.11         0.96         0.39         0.36          0.33          0.29
  Net gains (losses) on
    investments (both realized and
    unrealized)...................         3.52          8.42         4.30         5.90         0.09          1.59         (0.46)
                                     ----------    ----------   ----------   ----------   ----------   -----------   -----------
    Total from investment
      operations..................         4.99          8.53         5.26         6.29         0.45          1.92         (0.17)
                                     ----------    ----------   ----------   ----------   ----------   -----------   -----------
Less distributions
  Dividends (from net investment
    income).......................        (1.62)        (0.96)        0.00        (0.39)       (0.36)        (0.33)        (0.29)
  Distributions (from realized
    capital gains)................        (4.64)        (1.86)        0.00        (1.34)       (0.20)        (0.57)        (0.04)
  Distributions (from additional
    paid-in capital)..............         0.00          0.00         0.00         0.00         0.00          0.00         (0.03)
  Distributions (in excess of
    realized capital gain)........         0.00          0.00         0.00        (0.04)        0.00          0.00         (0.04)
                                     ----------    ----------   ----------   ----------   ----------   -----------   -----------
    Total distributions...........        (6.26)        (2.82)        0.00        (1.77)       (0.56)        (0.90)        (0.40)
                                     ----------    ----------   ----------   ----------   ----------   -----------   -----------
Net asset value, end of period....   $    34.81    $    36.08   $    30.37   $    25.11   $    20.59   $     20.70   $     19.68
                                     ==========    ==========   ==========   ==========   ==========   ===========   ===========
    Total return..................        14.32%        30.68%       20.95%       30.54%        2.15%         9.71%        (0.84%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period.........   $2,974,060    $2,799,106   $2,154,669   $1,873,569   $1,556,536   $58,963,456   $39,979,012
Average commission rate...........   $   0.0456    $   0.0418   $   0.0330          N/A          N/A           N/A           N/A
Ratio of net investment income to
  average net assets..............        (0.50%)+       0.34%        0.62%        1.54%        2.11%         1.79%         1.72%
Ratio of expenses to average net
  assets..........................         1.95%+        1.33%        1.22%        1.28%        0.53%         0.50%         0.53%
Portfolio turnover rate...........        16.78%        45.90%       44.17%       38.17%       55.09%        59.15%        39.93%


                                      FOR THE YEARS ENDED DECEMBER 31,
                                    -------------------------------------
                                       1991          1990         1989
                                    -----------   ----------   ----------

Net asset value, beginning of
  period..........................  $     15.38   $    15.90   $    12.78
                                    -----------   ----------   ----------
Income from investment operations
  Net investment income...........         0.25         0.27         0.28
  Net gains (losses) on
    investments (both realized and
    unrealized)...................         5.08        (0.50)        3.66
                                    -----------   ----------   ----------
    Total from investment
      operations..................         5.33        (0.23)        3.94
                                    -----------   ----------   ----------
Less distributions
  Dividends (from net investment
    income).......................        (0.25)       (0.29)       (0.27)
  Distributions (from realized
    capital gains)................        (0.17)        0.00        (0.55)
  Distributions (from additional
    paid-in capital)..............        (0.04)        0.00         0.00
  Distributions (in excess of
    realized capital gain)........         0.00         0.00         0.00
                                    -----------   ----------   ----------
    Total distributions...........        (0.46)       (0.29)       (0.82)
                                    -----------   ----------   ----------
Net asset value, end of period....  $     20.25   $    15.38   $    15.90
                                    ===========   ==========   ==========
    Total return..................        34.66%       (1.45%)      30.83%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period.........  $26,219,999   $7,163,679   $5,672,894
Average commission rate...........          N/A          N/A          N/A
Ratio of net investment income to
  average net assets..............         2.09%        2.42%        2.00%
Ratio of expenses to average net
  assets..........................         0.59%        0.77%        0.96%
Portfolio turnover rate...........        32.33%       31.21%       29.91%

---------------

+ Annualized

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                        FOR THE SIX
                                        MONTHS ENDED                     FOR THE YEARS ENDED DECEMBER 31,
                                          JUNE 30,     --------------------------------------------------------------------
                                            1998          1997          1996          1995          1994           1993
                                        ------------   -----------   -----------   -----------   -----------   ------------
                                        (UNAUDITED)
Net asset value, beginning of
  period..............................  $     27.10    $     23.44   $     19.61   $     15.53   $     16.43   $      15.56
                                        -----------    -----------   -----------   -----------   -----------   ------------
Income from investment operations
  Net investment income...............         0.53           0.61          0.98          0.69          0.64           0.52
  Net gains (losses) on investments
    (both realized and unrealized)....         2.09           5.96          2.89          4.45         (0.51)          1.68
                                        -----------    -----------   -----------   -----------   -----------   ------------
    Total from investment
      operations......................         2.62           6.57          3.87          5.14          0.13           2.20
                                        -----------    -----------   -----------   -----------   -----------   ------------
Less distributions
  Dividends (from net investment
    income)...........................        (0.88)         (1.00)        (0.04)        (0.65)        (0.64)         (0.52)
  Distributions (from realized capital
    gains)............................        (3.67)         (1.91)         0.00         (0.41)        (0.39)         (0.81)
                                        -----------    -----------   -----------   -----------   -----------   ------------
    Total distributions...............        (4.55)         (2.91)        (0.04)        (1.06)        (1.03)         (1.33)
                                        -----------    -----------   -----------   -----------   -----------   ------------
Net asset value, end of period........  $     25.17    $     27.10   $     23.44   $     19.61   $     15.53   $      16.43
                                        ===========    ===========   ===========   ===========   ===========   ============
    Total return......................        13.19%         31.26%        19.76%        33.12%         0.78%         14.14%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period.............  $20,366,926    $20,720,886   $18,572,347   $18,091,035   $16,204,925   $151,330,311
Average commission rate...............  $    0.0586    $    0.0491   $    0.0593           N/A           N/A            N/A
Ratio of net investment income to
  average net assets..................         1.76%+         2.20%         2.79%         3.54%         3.53%          3.22%
Ratio of expenses to average net
  assets..............................         0.77%+         0.59%         0.55%         0.56%         0.48%          0.46%
Portfolio turnover rate...............        15.08%         29.32%        29.37%        26.80%        32.48%         28.48%


                                                   FOR THE YEARS ENDED DECEMBER 31,
                                        ------------------------------------------------------
                                            1992           1991          1990          1989
                                        ------------   ------------   -----------   ----------

Net asset value, beginning of
  period..............................  $      14.64   $      12.70   $     14.26   $    12.67
                                        ------------   ------------   -----------   ----------
Income from investment operations
  Net investment income...............          0.59           0.64          0.54         0.64
  Net gains (losses) on investments
    (both realized and unrealized)....          0.92           1.94         (1.50)        2.20
                                        ------------   ------------   -----------   ----------
    Total from investment
      operations......................          1.51           2.58         (0.96)        2.84
                                        ------------   ------------   -----------   ----------
Less distributions
  Dividends (from net investment
    income)...........................         (0.59)         (0.64)        (0.60)       (0.64)
  Distributions (from realized capital
    gains)............................          0.00*          0.00*         0.00        (0.61)
                                        ------------   ------------   -----------   ----------
    Total distributions...............         (0.59)         (0.64)        (0.60)       (1.25)
                                        ------------   ------------   -----------   ----------
Net asset value, end of period........  $      15.56   $      14.64   $     12.70   $    14.26
                                        ============   ============   ===========   ==========
    Total return......................         10.31%         20.31%        (6.73%)      22.42%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period.............  $121,540,392   $118,114,947   $99,878,151   $6,185,876
Average commission rate...............           N/A            N/A           N/A          N/A
Ratio of net investment income to
  average net assets..................          3.68%          4.46%         5.39%        4.66%
Ratio of expenses to average net
  assets..............................          0.46%          0.49%         0.52%        0.88%
Portfolio turnover rate...............         35.62%         25.84%         8.89%       19.55%

---------------

* Less than $.01 per share.
+ Annualized

                             MONY SERIES FUND, INC.

                        INTERMEDIATE TERM BOND PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                         FOR THE SIX
                                         MONTHS ENDED                    FOR THE YEARS ENDED DECEMBER 31,
                                           JUNE 30,     -------------------------------------------------------------------
                                             1998          1997          1996          1995          1994          1993
                                         ------------   -----------   -----------   -----------   -----------   -----------
                                         (UNAUDITED)
Net asset value, beginning of period...  $     11.12    $     10.96   $     10.57   $      9.75   $     10.51   $     10.33
                                         -----------    -----------   -----------   -----------   -----------   -----------
Income from investment operations
  Net investment income................         0.25           0.63          0.62          0.63          0.60          0.47
  Net gains (losses) on investments
    (both realized and unrealized).....         0.13           0.16         (0.23)         0.82         (0.76)         0.34
                                         -----------    -----------   -----------   -----------   -----------   -----------
    Total from investment operations...         0.38           0.79          0.39          1.45         (0.16)         0.81
                                         -----------    -----------   -----------   -----------   -----------   -----------
Less distributions
  Dividends (from net investment
    income)............................        (0.58)         (0.63)         0.00         (0.63)        (0.60)        (0.47)
  Distributions (from realized capital
    gains).............................         0.00           0.00          0.00          0.00          0.00         (0.16)
  Distributions (from additional
    paid-in capital)...................         0.00           0.00          0.00          0.00          0.00          0.00
                                         -----------    -----------   -----------   -----------   -----------   -----------
    Total distributions................        (0.58)         (0.63)         0.00         (0.63)        (0.60)        (0.63)
                                         -----------    -----------   -----------   -----------   -----------   -----------
Net asset value, end of period.........  $     10.92    $     11.12   $     10.96   $     10.57   $      9.75   $     10.51
                                         ===========    ===========   ===========   ===========   ===========   ===========
    Total return.......................         3.55%          7.70%         3.69%        14.82%        (1.52%)        7.84%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period..............  $50,368,633    $44,216,994   $40,045,253   $37,519,833   $32,283,693   $31,326,168
Ratio of net investment income to
  average net assets...................         5.73%+         5.98%         5.88%         6.10%         5.66%         5.26%
Ratio of expenses to average net
  assets...............................         0.63%+         0.51%         0.48%         0.49%         0.52%         0.52%
Portfolio turnover rate................         6.23%         79.25%        33.59%        32.07%        25.41%        50.61%


                                                   FOR THE YEARS ENDED DECEMBER 31,
                                         -----------------------------------------------------
                                            1992          1991          1990          1989
                                         -----------   -----------   -----------   -----------

Net asset value, beginning of period...  $     10.22   $      9.69   $      9.85   $      9.63
                                         -----------   -----------   -----------   -----------
Income from investment operations
  Net investment income................         0.59          0.77          0.84          0.90
  Net gains (losses) on investments
    (both realized and unrealized).....         0.11          0.71         (0.16)         0.22
                                         -----------   -----------   -----------   -----------
    Total from investment operations...         0.70          1.48          0.68          1.12
                                         -----------   -----------   -----------   -----------
Less distributions
  Dividends (from net investment
    income)............................        (0.59)        (0.77)        (0.84)        (0.90)
  Distributions (from realized capital
    gains).............................         0.00*         0.00          0.00          0.00
  Distributions (from additional
    paid-in capital)...................         0.00         (0.18)         0.00          0.00
                                         -----------   -----------   -----------   -----------
    Total distributions................        (0.59)        (0.95)        (0.84)        (0.90)
                                         -----------   -----------   -----------   -----------
Net asset value, end of period.........  $     10.33   $     10.22   $      9.69   $      9.85
                                         ===========   ===========   ===========   ===========
    Total return.......................         6.85%        15.27%         6.90%        11.63%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period..............  $20,911,161   $22,005,519   $20,260,361   $20,419,237
Ratio of net investment income to
  average net assets...................         6.24%         7.88%         8.52%         8.67%
Ratio of expenses to average net
  assets...............................         0.53%         0.51%         0.54%         0.60%
Portfolio turnover rate................        62.27%        55.03%        20.06%        30.99%

---------------

* Less than $.01 per share.
+ Annualized

                             MONY SERIES FUND, INC.

                            LONG TERM BOND PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                          FOR THE SIX
                                          MONTHS ENDED                    FOR THE YEARS ENDED DECEMBER 31,
                                            JUNE 30,     -------------------------------------------------------------------
                                              1998          1997          1996          1995          1994          1993
                                          ------------   -----------   -----------   -----------   -----------   -----------
                                          (UNAUDITED)
Net asset value, beginning of period....  $     13.64    $     12.84   $     12.88   $     10.47   $     12.05   $     11.19
                                          -----------    -----------   -----------   -----------   -----------   -----------
Income from investment operations
  Net investment income.................         0.33           0.76          0.79          0.74          0.84          0.50
  Net gains (losses) on investments
    (both realized and unrealized)......         0.39           0.83         (0.83)         2.41         (1.58)         1.09
                                          -----------    -----------   -----------   -----------   -----------   -----------
    Total from investment operations....         0.72           1.59         (0.04)         3.15         (0.74)         1.59
                                          -----------    -----------   -----------   -----------   -----------   -----------
Less distributions
  Dividends (from net investment
    income).............................        (0.72)         (0.79)         0.00         (0.74)        (0.84)        (0.50)
  Distributions (from realized capital
    gains)..............................        (0.06)          0.00          0.00          0.00          0.00         (0.23)
  Distributions (from additional paid-in
    capital)............................         0.00           0.00          0.00          0.00          0.00          0.00
                                          -----------    -----------   -----------   -----------   -----------   -----------
    Total distributions.................        (0.78)         (0.79)         0.00         (0.74)        (0.84)        (0.73)
                                          -----------    -----------   -----------   -----------   -----------   -----------
Net asset value, end of period..........  $     13.58    $     13.64   $     12.84   $     12.88   $     10.47   $     12.05
                                          ===========    ===========   ===========   ===========   ===========   ===========
    Total return........................         5.50%         13.44%         (.31%)       30.04%        (6.14%)       14.21%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period...............  $87,081,586    $75,352,764   $62,098,817   $62,017,889   $44,012,329   $63,044,619
Ratio of net investment income to
  average net assets....................         5.78%+         6.33%         6.40%         6.58%         6.45%         5.69%
Ratio of expenses to average net
  assets................................         0.59%+         0.49%         0.46%         0.48%         0.49%         0.48%
Portfolio turnover rate.................        14.67%         37.08%        59.78%        79.45%       110.19%        45.93%


                                                    FOR THE YEARS ENDED DECEMBER 31,
                                          -----------------------------------------------------
                                             1992          1991          1990          1989
                                          -----------   -----------   -----------   -----------

Net asset value, beginning of period....  $     11.03   $     10.47   $     10.70   $      9.97
                                          -----------   -----------   -----------   -----------
Income from investment operations
  Net investment income.................         0.81          0.72          0.90          0.96
  Net gains (losses) on investments
    (both realized and unrealized)......         0.16          1.12         (0.23)         0.73
                                          -----------   -----------   -----------   -----------
    Total from investment operations....         0.97          1.84          0.67          1.69
                                          -----------   -----------   -----------   -----------
Less distributions
  Dividends (from net investment
    income).............................        (0.74)        (0.72)        (0.90)        (0.96)
  Distributions (from realized capital
    gains)..............................         0.00*        (0.37)         0.00          0.00
  Distributions (from additional paid-in
    capital)............................        (0.07)        (0.19)         0.00          0.00
                                          -----------   -----------   -----------   -----------
    Total distributions.................        (0.81)        (1.28)        (0.90)        (0.96)
                                          -----------   -----------   -----------   -----------
Net asset value, end of period..........  $     11.19   $     11.03   $     10.47   $     10.70
                                          ===========   ===========   ===========   ===========
    Total return........................         8.79%        17.57%         6.26%        16.95%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period...............  $29,564,159   $23,207,734   $20,532,817   $20,770,552
Ratio of net investment income to
  average net assets....................         7.71%         8.12%         8.72%         8.54%
Ratio of expenses to average net
  assets................................         0.51%         0.51%         0.53%         0.64%
Portfolio turnover rate.................         0.17%        63.68%        27.49%        36.00%

---------------

* Less than $.01 per share.
+ Annualized

                             MONY SERIES FUND, INC.

                             DIVERSIFIED PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                    FOR THE SIX
                                    MONTHS ENDED                          FOR THE YEARS ENDED DECEMBER 31,
                                      JUNE 30,     ------------------------------------------------------------------------------
                                        1998          1997         1996         1995         1994          1993          1992
                                    ------------   ----------   ----------   ----------   -----------   -----------   -----------
                                    (UNAUDITED)
Net asset value, beginning of
 period...........................   $    20.61    $    17.99   $    15.72   $    13.14   $     13.47   $     12.64   $     13.13
                                     ----------    ----------   ----------   ----------   -----------   -----------   -----------
Income from investment operations
 Net investment income............         1.37          0.34         0.36         0.43          0.38          0.37          0.42
 Net gains (losses) on investments
   (both realized and
   unrealized)....................         1.29          3.80         1.91         3.03         (0.24)         1.01         (0.29)
                                     ----------    ----------   ----------   ----------   -----------   -----------   -----------
   Total from investment
     operations...................         2.66          4.14         2.27         3.46          0.14          1.38          0.13
                                     ----------    ----------   ----------   ----------   -----------   -----------   -----------
Less distributions
 Dividends (from net investment
   income)........................        (1.64)        (0.39)        0.00        (0.43)        (0.38)        (0.37)        (0.42)
 Distributions (from realized
   capital gains).................        (3.31)        (1.13)        0.00        (0.43)        (0.09)        (0.18)        (0.20)
 Distributions (in excess of
   realized capital gain).........         0.00          0.00         0.00        (0.02)         0.00          0.00*         0.00*
                                     ----------    ----------   ----------   ----------   -----------   -----------   -----------
   Total distributions............        (4.95)        (1.52)        0.00        (0.88)        (0.47)        (0.55)        (0.62)
                                     ----------    ----------   ----------   ----------   -----------   -----------   -----------
Net asset value, end of period....   $    18.32    $    20.61   $    17.99   $    15.72   $     13.14   $     13.47   $     12.64
                                     ==========    ==========   ==========   ==========   ===========   ===========   ===========
   Total return...................        13.81%        24.97%       14.44%       26.32%         1.03%        10.92%         0.99%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period.........   $3,247,722    $3,229,389   $3,380,587   $3,272,075   $ 2,860,700   $34,076,498   $22,704,133
Average commission rate...........   $   0.0485    $   0.0583   $   0.0412          N/A           N/A           N/A           N/A
Ratio of net investment income to
 average net assets...............         0.40%+        1.43%        2.02%        2.68%         3.19%         3.13%         3.68%
Ratio of expenses to average net
 assets...........................         1.83%+        1.10%        0.91%        0.95%         0.57%         0.53%         0.57%
Portfolio turnover rate...........        14.81%        32.58%       24.43%       27.69%        51.38%        28.98%        26.44%


                                       FOR THE YEARS ENDED DECEMBER 31,
                                    ---------------------------------------
                                       1991          1990          1989
                                    -----------   -----------   -----------

Net asset value, beginning of
 period...........................  $     11.75   $     12.27   $     11.26
                                    -----------   -----------   -----------
Income from investment operations
 Net investment income............         0.53          0.70          0.75
 Net gains (losses) on investments
   (both realized and
   unrealized)....................         1.86         (0.40)         1.74
                                    -----------   -----------   -----------
   Total from investment
     operations...................         2.39          0.30          2.49
                                    -----------   -----------   -----------
Less distributions
 Dividends (from net investment
   income)........................        (0.53)        (0.71)        (0.75)
 Distributions (from realized
   capital gains).................        (0.48)        (0.11)        (0.73)
 Distributions (in excess of
   realized capital gain).........         0.00          0.00          0.00
                                    -----------   -----------   -----------
   Total distributions............        (1.01)        (0.82)        (1.48)
                                    -----------   -----------   -----------
Net asset value, end of period....  $     13.13   $     11.75   $     12.27
                                    ===========   ===========   ===========
   Total return...................        20.34%         2.44%        22.11%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period.........  $16,829,653   $10,373,263   $12,319,454
Average commission rate...........          N/A           N/A           N/A
Ratio of net investment income to
 average net assets...............         4.72%         6.04%         5.86%
Ratio of expenses to average net
 assets...........................         0.60%         0.63%         0.67%
Portfolio turnover rate...........        22.03%        11.49%         8.06%

---------------

* Less than $.01 per share.
+ Annualized

                             MONY SERIES FUND, INC.

                        GOVERNMENT SECURITIES PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                       FOR THE SIX
                                       MONTHS ENDED      FOR THE YEARS ENDED DECEMBER 31,
                                         JUNE 30,     --------------------------------------
                                           1998          1997          1996          1995
                                       ------------   -----------   -----------   ----------
                                       (UNAUDITED)
Net asset value, beginning of
  period.............................  $     10.89    $     10.58   $     10.21   $     9.51
                                       -----------    -----------   -----------   ----------
Income from investment operations
  Net investment income..............         0.21           0.45          0.45         0.34
  Net gains (losses) on investments
    (both realized and unrealized)...         0.10           0.28         (0.08)        0.70
                                       -----------    -----------   -----------   ----------
    Total from investment
      operations.....................         0.31           0.73          0.37         1.04
                                       -----------    -----------   -----------   ----------
Less distributions
  Dividends (from net investment
    income)..........................        (0.44)         (0.42)         0.00        (0.34)
  Distributions (from realized
    capital gains)...................         0.00           0.00          0.00        (0.00)*
  Distributions (in excess of
    realized capital gains)..........         0.00           0.00          0.00        (0.00)
                                       -----------    -----------   -----------   ----------
    Total distributions..............        (0.44)         (0.42)         0.00        (0.34)
                                       -----------    -----------   -----------   ----------
Net asset value, end of period.......  $     10.76    $     10.89   $     10.58   $    10.21
                                       ===========    ===========   ===========   ==========
    Total return.....................         2.93%          7.18%         3.62%       10.89%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period............  $31,326,963    $25,065,893   $16,383,300   $8,555,893
Ratio of net investment income to
  average net assets.................         5.33%+         5.52%         5.59%        6.10%
Ratio of expenses to average net
  assets.............................         0.68%+         0.56%         0.55%        0.74%
Portfolio turnover rate..............        14.20%         19.14%        12.52%        0.28%

                                                                                    FOR THE PERIOD
                                                                                    MAY 1, 1991**
                                            FOR THE YEARS ENDED DECEMBER 31,           THROUGH
                                       ------------------------------------------    DECEMBER 31,
                                          1994             1993          1992            1991
                                       ----------       -----------   -----------   --------------

Net asset value, beginning of
  period.............................  $     9.72       $      9.66   $     10.70    $     10.00
                                       ----------       -----------   -----------    -----------
Income from investment operations
  Net investment income..............        0.05              0.52          1.00           0.27
  Net gains (losses) on investments
    (both realized and unrealized)...       (0.21)             0.27         (0.25)          0.70
                                       ----------       -----------   -----------    -----------
    Total from investment
      operations.....................       (0.16)             0.79          0.75           0.97
                                       ----------       -----------   -----------    -----------
Less distributions
  Dividends (from net investment
    income)..........................       (0.05)            (0.52)        (1.00)         (0.27)
  Distributions (from realized
    capital gains)...................        0.00             (0.21)        (0.79)          0.00
  Distributions (in excess of
    realized capital gains)..........        0.00              0.00*         0.00           0.00
                                       ----------       -----------   -----------    -----------
    Total distributions..............       (0.05)            (0.73)        (1.79)         (0.27)
                                       ----------       -----------   -----------    -----------
Net asset value, end of period.......  $     9.51       $      9.72   $      9.66    $     10.70
                                       ==========       ===========   ===========    ===========
    Total return.....................       (2.68%)+++         8.18%         7.01%          9.70%++
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period............  $1,204,231       $20,036,097   $19,096,791    $42,235,195
Ratio of net investment income to
  average net assets.................        5.43%+++          5.06%         6.25%          5.75%+
Ratio of expenses to average net
  assets.............................        0.57%+++          0.53%         0.50%           .43%+
Portfolio turnover rate..............        7.82%            41.01%        28.28%        151.81%

---------------
  * Less than $.01 per share.
 ** Commencement of operations.
  + Annualized
 ++ Average Annual
+++ Annualized since Portfolio was dormant from June 24, 1994 to November 18, 1994.

                             MONY SERIES FUND, INC.

                             MONEY MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                    FOR THE SIX
                                    MONTHS ENDED                      FOR THE YEARS ENDED DECEMBER 31,
                                      JUNE 30,     ----------------------------------------------------------------------
                                        1998           1997           1996           1995          1994          1993
                                    ------------   ------------   ------------   ------------   -----------   -----------
                                    (UNAUDITED)
Net asset value, beginning of
 period...........................  $      1.00    $       1.00   $       1.00   $       1.00   $      1.00   $      1.00
                                    ------------   ------------   ------------   ------------   -----------   -----------
Income from investment operations
 Net investment income............         0.03            0.05           0.05           0.05          0.04          0.03
Less distributions
 Dividends (from net investment
   income)........................        (0.03)          (0.05)         (0.05)         (0.05)        (0.04)        (0.03)
                                    ------------   ------------   ------------   ------------   -----------   -----------
Net asset value, end of period....  $      1.00    $       1.00   $       1.00   $       1.00   $      1.00   $      1.00
                                    ============   ============   ============   ============   ===========   ===========
   Total return...................         2.56%           5.15%          5.00%          5.50%         3.82%         2.75%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period.........  $164,168,047   $158,286,237   $144,932,159   $110,366,978   $83,352,731   $65,474,860
Ratio of net investment income to
 average net assets...............         5.60%+          5.11%          4.95%          5.30%         3.77%         2.62%
Ratio of expenses to average net
 assets...........................         0.48%+          0.46%          0.45%          0.46%         0.49%         0.46%


                                              FOR THE YEARS ENDED DECEMBER 31,
                                    -----------------------------------------------------
                                       1992          1991          1990          1989
                                    -----------   -----------   -----------   -----------

Net asset value, beginning of
 period...........................  $      1.00   $      1.00   $      1.00   $      1.00
                                    -----------   -----------   -----------   -----------
Income from investment operations
 Net investment income............         0.03          0.06          0.07          0.08
Less distributions
 Dividends (from net investment
   income)........................        (0.03)        (0.06)        (0.07)        (0.08)
                                    -----------   -----------   -----------   -----------
Net asset value, end of period....  $      1.00   $      1.00   $      1.00   $      1.00
                                    ===========   ===========   ===========   ===========
   Total return...................         3.31%         5.60%         7.22%         8.20%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period.........  $50,892,593   $34,642,974   $26,924,389   $10,817,623
Ratio of net investment income to
 average net assets...............         3.17%         5.80%         7.63%         8.06%
Ratio of expenses to average net
 assets...........................         0.48%         0.54%         0.54%         0.92%

---------------

+ Annualized

                             MONY SERIES FUND, INC.
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019

DIRECTORS AND PRINCIPAL OFFICERS
Kenneth M. Levine                              Chairman, President and Director
Joel Davis                                     Director
Michael J. Drabb                               Director
Alan J. Hartnick                               Director
Floyd L. Smith                                 Director
Edward E. Hill                                 Vice President-Compliance
David V. Weigel                                Treasurer
John P. Keller                                 Controller
Frederick C. Tedeschi                          Secretary

INVESTMENT ADVISER
MONY Life Insurance Co. of America
1740 Broadway
New York, New York 10019

PRINCIPAL UNDERWRITER AND DISTRIBUTOR
MONY Securities Corp.
1740 Broadway
New York, New York 10019

CUSTODIAN
Chase Manhattan Bank
4 New York Plaza
New York, New York 10004

TRANSFER AGENT
The Mutual Life Insurance Co. of New York
1740 Broadway
New York, New York 10019

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers L.L.P.
1301 Avenue of the Americas
New York, New York 10019

                      (This page intentionally left blank)

                         ENTERPRISE ACCUMULATION TRUST

                                EQUITY PORTFOLIO

OPCAP ADVISORS
NEW YORK, NEW YORK

     The objective of Enterprise Accumulation Trust Equity Portfolio is to seek long term capital appreciation through investment in a diversified portfolio of equity securities selected on the basis of a value-oriented approach to investing.

     The portfolio's year-to-date performance was dampened by an above-average cash position. This cash not only generates a yield and helps shield against the potential impact of a market decline, but also provides a resource to purchase quality stocks opportunistically when they become available at attractive prices.

     As always, OpCap selects stocks as if buying the whole business, with the requirement that the company generate enough cash to make the investment worthwhile. Despite generally high stock market valuations today, OpCap continues to find individual stocks that meet its criteria.

     During the first six months of 1998, OpCap established new positions in the common stocks of Champion International Corp., International Flavours and Fragrances, Inc., Union Pacific Corp., Anadarko Petroleum Corp., and Rockwell International Corp., among others. Rockwell International is a world leader in industrial automation, avionics and communications and electronic commerce. Anadarko is one of the world's largest independent oil and gas exploration and production companies. OpCap's investment in Anadarko is based on the company's strong fundamentals and inexpensive valuation and is not a bet on the future direction of crude oil prices. Anadarko has doubled its oil and gas reserves and production over the past decade at a time when many other petroleum companies have experienced reserve and production declines. Moreover, the company continues to add to reserves at finding costs consistently below industry averages.

     OpCap eliminated the following holdings, among others, during the period:
Adaptec, Inc., Monsanto Co., Tenneco, Inc., Triton Energy, Avon Products, General Electric Co., and Sysco Corp. OpCap is a long-term investor in quality businesses, selling when a stock reaches its price target, when the fundamentals that caused it to buy the stock change, or when it finds another stock that offers compellingly better value. Monsanto is an example. Its conversion from commodity chemicals to the number one position in agricultural biotechnology propelled a more-or-less non-stop price rise for the stock over the past year. As it reached OpCap's price target, OpCap sold at a significant profit.

     OpCap believes that some of the best investment value is found in businesses that generate a high and sustainable level of cash flow, where management uses the cash flow to benefit shareholders, such as through stock repurchase, dividends, high-return internal investments, or acquisitions. Because these businesses constantly create additional shareholder value, their underlying economic value and market price often rise in tandem for long periods. The companies in which the portfolio has investments generate returns on equity that are, on average, significantly higher than the S&P 500, indicating their superior business characteristics. Yet, their average price/earnings ratio is significantly lower than the S&P 500, indicating their attractive value. Although value stocks have underperformed this year, OpCap believes that in the long run they may outperform growth stocks.

     On balance, OpCap thinks the economic outlook is positive, but there are some concerns. As always, OpCap buys individual stocks, not the indices or the economy. Nonetheless, OpCap remains alert to macro trends because they affect the overall investment environment and the stocks OpCap owns.

     The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998


                                    NUMBER OF SHARES OR
           DESCRIPTION               PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
COMMON STOCKS -- 87.05%
----------------------------------------------------------------------
ADVERTISING -- 1.52%
  Omnicom Group Inc.                        190,000       $  9,476,250
AEROSPACE -- 9.56%
  Allied Signal Inc.                         91,840          4,075,400
  Boeing Company                            103,657          4,619,215
  Lockheed Martin Corporation               230,000         24,351,250
  Rockwell International
    Corporation                             250,000         12,015,625
  Textron Inc.                              200,000         14,337,500
                                                          ------------
                                                            59,398,990
AUTOMOTIVE -- 1.97%
  LucasVarity PLC (ADR)                     307,000         12,222,437
BANKING -- 5.87%
  BankBoston Corporation                    214,000         11,903,750
  Citicorp                                   84,544         12,618,192
  Wells Fargo & Company                      32,362         11,941,578
                                                          ------------
                                                            36,463,520
CHEMICALS -- 2.36%
  Du Pont (E. I.) de Nemours &
    Company                                 140,000         10,447,500
  Hercules Inc.                             102,202          4,203,057
                                                          ------------
                                                            14,650,557
CONSUMER PRODUCTS -- 2.46%
  International Flavours &
    Fragrances Inc.                         270,000         11,728,125
  Mattel Inc.                                84,875          3,591,273
                                                          ------------
                                                            15,319,398
CRUDE & PETROLEUM -- 1.08%
  Anadarko Petroleum Corporation            100,000          6,718,750
DRUGS & MEDICAL PRODUCTS -- 2.08%
  Becton, Dickinson & Company               166,158         12,898,015
ELECTRICAL EQUIPMENT -- 1.47%
  Avnet Inc.                                167,000          9,132,813
ELECTRONICS -- 0.49%
  Arrow Electronics Inc. (a)                140,924          3,065,097
FOOD & BEVERAGES & TOBACCO -- 3.82%
  Diageo PLC (ADR)                          166,384          8,017,629
  Philip Morris Companies Inc.              400,000         15,750,000
                                                          ------------
                                                            23,767,629
HEALTH CARE -- 2.32%
  Tenet Healthcare Corporation (a)          460,700         14,396,875
INSURANCE -- 21.06%
  ACE Ltd.                                  828,000         32,292,000
  AFLAC Inc.                                350,256         10,617,135
  American International Group
    Inc.                                     38,418          5,609,028
  Everest Reinsurance Holdings              400,000         15,375,000
  EXEL Ltd.                                 331,348         25,783,016
  General Re Corporation                     75,000         19,012,500
  Mid Ocean Ltd.                            150,000         11,775,000
  Renaissance Holdings Ltd.                 225,000         10,420,313
                                                          ------------
                                                           130,883,992
MACHINERY -- 3.81%
  Caterpillar Inc.                          241,000         12,742,875
  Dover Corporation                         320,000         10,960,000
                                                          ------------
                                                            23,702,875

                                    NUMBER OF SHARES OR
           DESCRIPTION               PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
MANUFACTURING -- 1.87%
  General Dynamics Corporation              250,000       $ 11,625,000
MISC. FINANCIAL SERVICES -- 8.67%
  Countrywide Credit Industries
    Inc.                                    286,088         14,518,966
  Federal Home Loan Mortgage
    Corporation                             304,180         14,315,471
  Green Tree Financial Corporation          585,000         25,045,313
                                                          ------------
                                                            53,879,750
PAPER & FOREST PRODUCTS -- 1.50%
  Champion International
    Corporation                             190,000          9,345,625
PUBLISHING -- 0.88%
  Donnelley R R & Sons Company              120,000          5,490,000
RESTAURANTS -- 3.18%
  McDonald's Corporation                    286,000         19,734,000
RETAIL -- 2.84%
  May Department Stores Company             269,712         17,666,136
TELECOMMUNICATIONS -- 1.60%
  Sprint Corporation                        141,000          9,940,500
TRANSPORTATION -- 6.64%
  AMR Corporation (a)                       138,000         11,488,500
  Canadian Pacific Ltd.                     300,000          8,512,500
  Carnival Corporation                      336,000         13,314,000
  Union Pacific Corporation                 180,000          7,942,500
                                                          ------------
                                                            41,257,500
                                                          ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $375,574,414)                             541,035,709
----------------------------------------------------------------------
COMMERCIAL PAPER -- 9.62%
----------------------------------------------------------------------
  General Motors Acceptance
    Corporation,
    5.53% due 07/22/98                 $ 25,000,000         24,919,354
  Household Finance Corporation
    5.53% due 07/14/98                   15,000,000         14,970,046
  IBM Credit Corporation
    5.52% due 07/27/98                   20,000,000         19,920,267
                                                          ------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $59,809,667)                               59,809,667
----------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.22%
----------------------------------------------------------------------
  State Street Bank & Trust Repurchase
    Agreement, 5.00% due 07/01/98
    Collateral: U.S. Treasury Bond
    $12,780,000 12.50% due
    08/15/14 Value $20,430,721           20,030,000         20,030,000
                                                          ------------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $20,030,000)                               20,030,000
----------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $455,414,081)                            $620,875,376
OTHER ASSETS LESS LIABILITIES -- 0.11%                         669,555
                                                          ------------
NET ASSETS 100%                                           $621,544,931
======================================================================

(a) Non-income producing security.

ADR American Depository Receipt.

                See accompanying notes to financial statements.

                         SMALL COMPANY VALUE PORTFOLIO

GABELLI ASSET MANAGEMENT COMPANY (FORMERLY GAMCO INVESTORS, INC.)
RYE, NEW YORK

     The objective of Enterprise Accumulation Trust Small Company Value Portfolio is to seek capital appreciation through investments in a diversified portfolio consisting primarily of equity securities of companies with market capitalizations of under $1 billion.

     Early in the period, Whitman spun-off Hussman, its commercial refrigeration business, and Midas Muffler to shareholders. The three pieces are now trading well above Whitman's price prior to the spin-offs. The portfolio owns many more companies whose parts are, in Gabelli's view, worth considerably more than the current market value as a whole. Gabelli believes corporate managements may continue to feel some pressure from investors to restructure their companies in ways that make strategic and financial sense.

     In addition, there are several industry groups that, despite strong performance over the last year or so, still look quite reasonable. The broadcasting, publishing, cable television, cable network, and cellular telephone industries have largely favorable prospects and, because these are primarily domestic businesses, they are not vulnerable to potential weaknesses in Asia and Latin American economies. Early in the year, several of the best performers in the portfolio were in these industries. Price Communications enjoyed a strong surge as its board approved a 500,000 share buyback, the company declared a five-for-four stock split, and Wall Street analysts began to recommend the company. Paxson Communications, United Video Satellite, Comsat, Cablevision, Century Communications, Echostar, AFC Cable, and Associated Group rose substantially during the first six months of the year.

     The portfolio's media and telecommunications holdings posted strong returns during the period. These industry groups are all benefiting from very powerful and, in Gabelli's opinion, sustainable trends. The announcement on June 24 that AT&T would acquire Telecommunications Inc., the nation's largest cable operator, was an historic catalyst that helped focus investor attention on the portfolio's cable holding. Major beneficiaries were Rogers Communications and Cablevision Systems. Other communications stocks, such as Price Communications, Century Communications, and Centennial Cellular, rose sharply.

     Industrial stocks did not fare as well in the first half of 1998, partly due to Asian economic turmoil. Borg Warner Automotive declined, and Flowserve, Coltec Industries, and Navistar International also had weak performance. Gabelli believes these companies still have strong franchises and very attractive long-term business prospects.

     While investors worry about a substantial correction or even bear market for the Dow and S&P 500, small-cap stocks are already experiencing one. Although year-to-date the Russell 2000 is up 4.91 percent, approximately 60 percent of all NASDAQ-listed stocks are off 20 percent or more from their 52-week highs. While the portfolio saw some negatives due to Asian woes, small companies operating primarily in the domestic market seem far less vulnerable to Asian economic problems than the large multinationals. This has not prevented investors from abandoning small-cap stocks to chase large-cap stock returns. Gabelli is a patient investor that counts on the market's mood swings to allow it to buy quality companies at discount prices. The gap in valuation between large and small stocks allows Gabelli to take advantage of that discrepancy.

     The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                         SMALL COMPANY VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998

                                    NUMBER OF SHARES OR
           DESCRIPTION               PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
COMMON STOCKS -- 94.69%
----------------------------------------------------------------------
ADVERTISING -- 1.83%
  The Ackerley Group Inc.                   400,000       $  8,400,000
AEROSPACE -- 7.97%
  AAR Corporation                             7,500            221,719
  Aeroquip Vickers Inc.                      50,000          2,918,750
  Ametek, Inc.                               88,000          2,579,500
  Coltec Industries Inc. (a)                180,000          3,577,500
  Curtiss Wright Corporation                 95,000          3,722,812
  Gencorp Inc.                              210,000          5,302,500
  Kaman Corporation (Class A)                30,000            570,938
  Moog Inc. (Class A) (a)                    25,000            954,687
  Sequa Corporation (Class A) (a)            70,000          4,672,500
  Sequa Corporation (Class B) (a)            39,000          3,061,500
  SPS Technologies Inc. (a)                 153,000          8,950,500
                                                          ------------
                                                            36,532,906
APPAREL & TEXTILES -- 0.35%
  Carlyle Inds Inc. (a)                     197,759            247,199
  Hartmarx Corporation (a)                  180,000          1,361,250
                                                          ------------
                                                             1,608,449
AUTOMOTIVE -- 7.46%
  Borg Warner Automotive Inc.                 4,000            192,250
  Clarcor Inc.                              217,500          4,567,500
  Federal Mogul Corporation                  32,000          2,160,000
  Lund International
    Holdings Inc. (a)                        15,000            170,625
  Modine Manufacturing Company              230,000          7,963,750
  Navistar International
    Corporation Inc. (a)                     90,000          2,598,750
  Scheib Earl Inc. (a)                      225,000          1,715,625
  Smith A O Corporation                       6,000            310,125
  Standard Motor Products Inc.              220,000          4,895,000
  Superior Industries
    International Inc.                       38,000          1,071,125
  Tyler Corporation (a)                     200,000          2,062,500
  Wynns International Inc.                  335,000          6,448,750
                                                          ------------
                                                            34,156,000
BROADCASTING -- 11.47%
  BET Holdings Inc. (Class A) (a)           145,000          9,125,937
  Chris-Craft Industries Inc. (a)           162,000          8,859,375
  Echostar Communications
    Corporation (a)                          20,000            481,250
  Gray Communications Systems Inc.           55,000          1,780,625
  Gray Communications Systems Inc.
    (Class B)                               110,000          3,396,250
  GST Telecommunications Inc. (a)           270,000          3,898,125
  Paxar Corporation (a)                      75,000            862,500
  Paxson Communications
    Corporation (a)                         240,000          2,910,000
  United International Holdings
    Inc. (Class A) (a)                       72,000          1,152,000
  United Television Inc.                     53,400          6,114,300
  USA Networks Inc. (a)                     555,000         13,944,375
                                                          ------------
                                                            52,524,737
BUSINESS SERVICES -- 0.27%
  Nashua Corporation (a)                     80,000          1,250,000
CABLE -- 8.52%
  AFC Cable Systems Inc. (a)                 30,000          1,065,000
  Cable Michigan Inc. (a)                    17,500            682,500
  Cablevision Systems Corporation
    (Class A) (a)                           340,000         28,390,000
  Century Communications
    Corporation (Class A) (a)               126,000          2,362,500
  Mercom Inc. (a)                            90,000            990,000

                                    NUMBER OF SHARES OR
           DESCRIPTION               PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
  Rogers Communications Inc.
    (Class B) (a)                           375,000       $  3,375,000
  TCI Satellite Entertainment Inc.
    (Class A) (a)                           150,000            881,250
  United Video Satellite Group
    (Class A) (a)                            32,500          1,287,812
                                                          ------------
                                                            39,034,062
CAPITAL GOODS & SERVICES -- 0.49%
  Hussmann International Inc.               120,000          2,227,500
CHEMICALS -- 2.26%
  Church & Dwight Company Inc.              100,000          3,237,500
  Lawter International Inc.                 255,000          2,773,125
  Sybron Chemicals Inc. (a)                 135,000          4,320,000
                                                          ------------
                                                            10,330,625
COMPUTER HARDWARE -- 0.02%
  Cerion Technologies Inc. (a)               70,000             72,188
COMPUTER SERVICES -- 0.13%
  Checkfree Holdings Corporation
    (a)                                      20,500            603,469
CONSUMER DURABLES -- 0.37%
  Noel Group (a)                            135,000            337,500
  Oneida Ltd.                                45,000          1,378,125
                                                          ------------
                                                             1,715,625
CONSUMER NON-DURABLES -- 0.03%
  Tennant Company                             3,000            132,750
CONSUMER PRODUCTS -- 0.26%
  American Safety Razor Company
    (a)                                      15,000            219,375
  ARC International Corporation
    (a)                                      22,000             90,750
  Weider Nutrition International
    Inc.                                     51,500            875,500
                                                          ------------
                                                             1,185,625
CONSUMER SERVICES -- 1.08%
  Berlitz International Inc. (a)             49,000          1,323,000
  ITT Educational Services Inc.
    (a)                                      55,000          1,773,750
  Mikasa Inc.                                62,000            790,500
  N2K Inc. (a)                               55,000          1,079,375
                                                          ------------
                                                             4,966,625
ELECTRICAL EQUIPMENT -- 2.25%
  Ampco Pittsburgh Corporation              130,000          1,998,750
  Corecom Inc. (a)                          106,000          2,782,500
  Oak Technology Inc. (a)                    35,000            159,687
  Thomas Industries Inc.                    220,000          5,376,250
                                                          ------------
                                                            10,317,187
ELECTRONICS -- 0.42%
  CTS Corporation                            65,000          1,917,500
ENERGY -- 0.21%
  Kaneb Services Inc. (a)                   180,000            978,750
ENTERTAINMENT & LEISURE -- 5.35%
  Ascent Entertainment
    Group Inc. (a)                          150,000          1,668,750
  Bull Run Corporation (a)                  130,000            633,750
  Churchill Downs Inc.                       33,000          1,369,500
  Florida Panthers Holdings Inc.
    (a)                                      90,000          1,771,875
  Gaylord Entertainment Company             220,001          7,095,032
  GC Companies Inc. (a)                     174,000          9,026,250
  Jackpot Enterprises Inc. (a)              235,000          2,952,188
                                                          ------------
                                                            24,517,345
FINANCE -- 0.84%
  Moneygram Payment
    Systems Inc. (a)                          5,000             84,063
  Pioneer Group Inc.                        143,000          3,762,687
                                                          ------------
                                                             3,846,750

                         ENTERPRISE ACCUMULATION TRUST
                  SMALL COMPANY VALUE PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998

                                    NUMBER OF SHARES OR
           DESCRIPTION               PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
FOOD & BEVERAGES & TOBACCO -- 6.53%
  Brunos Inc. (a)                           180,000       $    188,438
  Celestial Seasonings Inc. (a)             117,000          5,791,500
  Chock Full o' Nuts Corporation
    (a)                                     285,000          1,941,563
  Eskimo Pie Corporation                     94,000          1,186,750
  General Cigar Holdings Inc.
    (Class A) (a)                           135,000          1,333,125
  General Cigar Holdings Inc.
    (Class B) (a)                           190,000          1,876,250
  Giant Foods Inc. (Class A)                150,000          6,459,375
  Ingles Markets Inc. (Class A)              75,000          1,087,500
  Pepsi Cola Puerto Rico Bottling
    Company (a)                             150,000          1,125,000
  Ralcorp Holdings Inc. (a)                  26,000            490,750
  Tootsie Roll Industries Inc.               48,739          3,740,718
  Whitman Corporation                       205,000          4,702,187
                                                          ------------
                                                            29,923,156
GAMING -- 0.15%
  Grand Casinos Inc. (a)                     40,000            670,000
HEALTH CARE -- 0.08%
  4Health Inc. (a)                           49,000            346,063
HOTELS & RESTAURANTS -- 1.46%
  Advantica Restaurant Group Inc.
    (a)                                      35,000            341,250
  Aztar Corporation (a)                     500,000          3,406,250
  Extended Stay America Inc. (a)             40,000            450,000
  Trump Hotels & Casino Resorts
    Inc. (a)                                350,000          2,471,875
                                                          ------------
                                                             6,669,375
INSURANCE -- 1.67%
  Argonaut Group Inc.                        61,000          1,929,125
  Danielson Holding Corporation
    (a)                                      25,000            184,375
  Liberty Corporation                       110,000          5,534,375
                                                          ------------
                                                             7,647,875
MACHINERY -- 4.45%
  Baldwin Technology Company Inc.
    (Class A) (a)                           160,000            940,000
  Banner Aerospace Inc. (a)                  77,000            991,375
  Commercial Intertech Corporation           12,000            217,500
  Daniel Industries Inc.                     40,000            760,000
  Fairchild Corporation (Class A)
    (a)                                      95,000          1,917,812
  Flowserve Corporation                      90,000          2,216,250
  Franklin Electric Company Inc.             20,000          1,360,000
  Hach Company                               22,000            272,938
  Hach Company (Class A)                     22,000            239,250
  Idex Corporation                           70,000          2,415,000
  Katy Industries Inc.                      160,000          2,920,000
  Kollmorgen Corporation                    130,000          2,608,125
  Nortek Inc. (a)                           100,000          3,075,000
  Standex International
    Corporation                              15,000            444,375
                                                          ------------
                                                            20,377,625
MANUFACTURING -- 2.60%
  Barnes Group Inc.                          30,000            811,875
  Bway Corporation (a)                        1,500             32,250
  Crane Company                              65,000          3,156,562
  Cuno Inc. (a)                               3,000             64,875
  Fedders Corporation (Class A)             385,000          2,454,375
  Graco Inc.                                 25,000            871,875
  Industrial Distribution Group
    Inc. (a)                                 30,000            465,000
  Oil Dri Corporation of America            120,000          1,732,500
  Park Ohio Holdings Corporation
    (a)                                      75,000          1,387,500

                                    NUMBER OF SHARES OR
           DESCRIPTION               PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
  Rawlings Sporting Goods Company,
    Inc. (a)                                  5,000       $     66,875
  Strattec Security Corporation
    (a)                                      28,000            843,500
                                                          ------------
                                                            11,887,187
METALS & MINING -- 0.60%
  Calmat Company                             50,000          1,100,000
  Prime Resources Group Inc.                 40,000            277,500
  TVX Gold Inc. (a)                         200,000            612,500
  WHX Corporation (a)                        60,000            772,500
                                                          ------------
                                                             2,762,500
MISC. FINANCIAL SERVICES -- 1.19%
  Data Broadcasting Corporation
    (a)                                     180,000          1,147,500
  Midland Company                           189,000          4,323,375
                                                          ------------
                                                             5,470,875
PAPER PRODUCTS -- 0.47%
  Greif Brothers Corporation
    (Class A)                                58,000          2,167,750
PHARMACEUTICALS -- 2.38%
  Agribrands International Inc.
    (a)                                      12,000            363,000
  Carter Wallace Inc.                       236,400          4,269,975
  Ivax Corporation (a)                      420,000          3,885,000
  Twinlab Corporation (a)                    55,000          2,402,812
                                                          ------------
                                                            10,920,787
PRINTING & PUBLISHING -- 4.83%
  Belo A H Corporation (Class A)             26,000            633,750
  Lee Enterprises Inc.                      108,000          3,307,500
  McClatchy Company (Class A)                90,000          3,116,250
  Media General Inc. (Class A)              147,000          7,166,250
  Meredith Corporation                       40,000          1,877,500
  Price Communications Corporation
    (a)                                     157,421          2,410,509
  Pulitzer Publishing Company                32,000          2,856,000
  Topps Company Inc. (a)                    250,000            773,438
                                                          ------------
                                                            22,141,197
REAL ESTATE -- 1.26%
  Catellus Development Corporation
    (a)                                     220,000          3,891,250
  Griffin Land & Nurseries Inc.
    (a)                                     108,500          1,898,750
                                                          ------------
                                                             5,790,000
RETAIL -- 3.34%
  Burlington Coat Factory
    Warehouse Corporation                   115,000          2,587,500
  Coldwater Creek Inc. (a)                   35,000            962,500
  Lillian Vernon Corporation                125,000          2,078,125
  Neiman Marcus Group Inc. (a)              180,000          7,818,750
  Phar Mor Inc. (a)                          65,000            710,937
  Ragan Brad Inc. (a)                        30,000          1,147,500
                                                          ------------
                                                            15,305,312
SECURITY & INVESTIGATION SERVICES -- 2.75%
  Borg Warner Security Corporation
    (a)                                      20,000            452,500
  Pittway Corporation                         3,000            228,750
  Pittway Corporation (Class A)              41,000          3,028,875
  Rollins Inc.                              390,000          7,995,000
  Wackenhut Corporation (Class A)            40,000            905,000
                                                          ------------
                                                            12,610,125
TELECOMMUNICATIONS -- 5.54%
  Aerial Communications Inc. (a)            180,000          1,125,000
  Aliant Communications Inc.                 10,000            274,375
  Associated Group Inc. (Class A)
    (a)                                      76,000          3,116,000
  Atlantic Tele-Network Inc. (a)             15,000            183,750
  Centennial Cellular Corporation
    (Class A) (a)                           145,000          5,410,313

                         ENTERPRISE ACCUMULATION TRUST
                  SMALL COMPANY VALUE PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998

                                    NUMBER OF SHARES OR
           DESCRIPTION               PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
  Commonwealth Telephone
    Enterprises (Class B) (a)                53,333       $  1,399,991
  Communications Systems Inc.                15,000            240,000
  Comsat Corporation                        190,000          5,379,375
  Emerging Communications Inc. (a)           10,000             85,625
  RCN Corporation (a)                       131,000          2,538,125
  Rogers Cantel Mobile
    Communications Inc. (Class B)
    (a)                                      40,000            500,000
  Telephone & Data Systems Inc.             130,000          5,118,750
                                                          ------------
                                                            25,371,304
TRANSPORTATION -- 2.56%
  GATX Corporation                          226,000          9,915,750
  Hudson General Corporation                 30,000          1,518,750
  Transpro Inc.                              38,500            286,344
                                                          ------------
                                                            11,720,844
UTILITIES -- 0.89%
  Citizens Utilities Company
    (Class B) (a)                           392,925          3,781,903
  Eastern Enterprises                         7,000            300,125
                                                          ------------
                                                             4,082,028
WASTE MANAGEMENT -- 0.28%
  Envirosource Inc. (a)                      72,425          1,267,438
WIRELESS COMMUNICATIONS -- 0.08%
  Teligent Inc. (Class A) (a)                12,000            353,250
                                                          ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $322,203,089)                             433,802,784
----------------------------------------------------------------------

                                    NUMBER OF SHARES OR
           DESCRIPTION               PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
U.S. TREASURY BILLS -- 5.91%
----------------------------------------------------------------------
  U.S. Treasury Bill
    4.88% due 08/20/98                  $ 8,076,000       $  8,021,263
  U.S. Treasury Bill 4.89% due
    08/06/98                             10,069,000         10,019,763
  U.S. Treasury Bill 4.92% due
    09/03/98                              4,054,000          4,018,541
  U.S. Treasury Bill 4.94% due
    09/03/98                              5,062,000          5,017,544
                                                          ------------
TOTAL U.S. TREASURY BILLS
(IDENTIFIED COST $27,077,111)                               27,077,111
----------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.48%
----------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement, 5.00%
    due 07/01/98 Collateral: U.S.
    Treasury Bond $4,345,000
    12.50%, due 08/15/14 Value
    $6,946,126                            6,805,000          6,805,000
                                                          ------------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $6,805,000)                                 6,805,000
----------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $356,085,200)                            $467,684,895
OTHER ASSETS LESS LIABILITIES -- (2.08)%                    (9,536,835)
                                                          ------------
NET ASSETS 100%                                           $458,148,060
======================================================================

(a) Non-income producing security.

                See accompanying notes to financial statements.

                               MANAGED PORTFOLIO

OPCAP ADVISORS
NEW YORK, NEW YORK

     The objective of Enterprise Managed Portfolio is to seek growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the manager's assessment of relative investment values.

     Early in the year, the portfolio's results were driven by a limited number of very large-capitalization stocks. The allocation of the portfolio reflected a moderate increase in the ownership of stocks and a moderate decrease in its cash position. The portfolio's performance lagged somewhat as the first half unfolded, due in part to its large cash position and the underperformance of value stocks. OpCap believes the U.S. economic outlook remains positive at this time, but that many stocks are fully valued. Consequently, at June 30, the portfolio's net assets were allocated 85 percent to common stocks, Treasury notes and bonds, and 15 percent to cash and cash equivalents. OpCap intends to use the portfolio's cash reserves to buy stocks OpCap likes as they are available at attractive prices.

     OpCap established new positions in several stocks, including Minnesota Mining & Manufacturing Co. (3M), a leading research and technology company that is achieving unit growth of about 10 percent a year. 3M's earnings for the fourth quarter of 1997 fell short of investor expectations, causing the stock to drop and creating an opportunity to buy a superb company at a reasonable price. OpCap expects 3M to be back on track in the next several quarters, translating unit growth into earnings growth.

     Most of the portfolio's largest holdings performed well. Freddie Mac stock repeatedly reached new highs, benefiting from the company's continued strong business performance. Du Pont benefited from the belief of some investors that the company is about to decide whether to divest its Conoco oil and gas subsidiary. OpCap believes du Pont's new chief executive officer intends to optimize returns on the company's asset base and recognizes that oil and gas production, being a commodity business, is unlikely to earn above-average returns. It seems likely, therefore, that du Pont may part with Conoco, even if a decision is not reached in the immediate future. Citicorp performed well as concerns eased about the potential impact of the Asian financial crisis on the company's earnings. In early April, Citicorp announced plans to merge with Travelers Group, Inc., causing the price of Citicorp stock to rise sharply. McDonald's Corp. stock hit a new high amid signs the company is improving its business performance in the U.S. while continuing to grow internationally. On the other hand, Boeing Co. continued to have problems with the production of its 737 aircraft. OpCap thinks these problems have been largely overstated by investors. Once Boeing gets beyond its current production difficulties, the stock should be an advantageous investment.

     Later in the period, OpCap established new positions in ITT Industries and Reed International PLC. ITT is a diversified global manufacturer in the automotive, defense, and electronics and fluid technology fields. Reed International owns 52.9 percent of Reed Elsevier Group, which publishes scientific, medical and legal journals and is a leader in the electronic distribution of information to the scientific and legal communities. The value of content in the Information Age has been rising, and so have Reed Elsevier's prices and profits. With virtually no need for capital investment, Reed Elsevier generates unusually high returns on equity. But three problems occurred: a proposed merger with Wolters Kluwer fell through; Reed's minor operations in travel services ran into trouble; and Reed paid a high price for an acquisition. These problems caused the price of Reed International stock to decline from $48 per share to about $37 per share, creating a buying opportunity. The $37 price is 18.5 times our 1998 earnings estimate for the company, a multiple below that of the S&P 500. We think this price is inexpensive for the premier worldwide provider of scientific and professional information.

     The portfolio invests for the long term in reasonably-valued, high-return-on-capital companies run by management teams that OpCap admires and with whom it wants to collaborate. OpCap wants to own businesses that are dominant in their industries and can control their own destinies instead of being subject to the vicissitudes of change.

     On balance, OpCap thinks the economic outlook is positive, but there are some concerns. As always, OpCap buys individual stocks, not the indices or the economy. Nonetheless, OpCap remains alert to macro trends because they affect the overall investment environment and the stocks that the portfolio manager owns.

     The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998

                                  NUMBER OF SHARES OR
          DESCRIPTION              PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------
COMMON STOCKS -- 84.90%
----------------------------------------------------------------------
AEROSPACE -- 4.98%
  Boeing Company                        2,600,000       $  115,862,500
  Textron Inc.                            500,000           35,843,750
                                                        --------------
                                                           151,706,250
BANKING -- 14.11%
  BankBoston Corporation                1,800,000          100,125,000
  Chase Manhattan Corporation             200,000           15,100,000
  Citicorp                              1,050,000          156,712,500
  M&T Bank Corporation                    104,500           57,893,000
  Wells Fargo & Company                   271,600          100,220,400
                                                        --------------
                                                           430,050,900
CHEMICALS -- 9.78%
  Dow Chemical Company                    700,000           67,681,250
  Du Pont (E. I.) de Nemours &
    Company                             2,150,000          160,443,750
  Hercules Inc.                           552,000           22,701,000
  Monsanto Company                        850,000           47,493,750
                                                        --------------
                                                           298,319,750
COMPUTER HARDWARE -- 0.85%
  Intel Corporation                       350,000           25,943,750
COMPUTER SOFTWARE -- 0.89%
  Computer Associates
    International Inc.                    490,000           27,225,625
CONSUMER PRODUCTS -- 2.08%
  Mattel Inc.                           1,500,000           63,468,750
DRUGS & MEDICAL PRODUCTS -- 0.98%
  Becton, Dickinson & Company             386,000           29,963,250
ELECTRICAL EQUIPMENT -- 0.22%
  Varian Associates Inc.                  170,400            6,645,600
ELECTRONICS -- 0.26%
  Unitrode Corporation (a)                700,000            8,050,000
ENERGY -- 0.42%
  Triton Energy Ltd. (a)                  360,000           12,847,500
FINANCE -- 2.06%
  American Express Company                550,000           62,700,000
FOOD & BEVERAGES & TOBACCO -- 4.62%
  Diageo PLC (ADR)                      2,109,000          101,627,438
  Philip Morris Companies Inc.          1,000,000           39,375,000
                                                        --------------
                                                           141,002,438
INSURANCE -- 7.02%
  ACE Ltd.                              1,814,000           70,746,000
  EXEL Ltd.                             1,545,000          120,220,312
  Transamerica Corporation                200,000           23,025,000
                                                        --------------
                                                           213,991,312
MACHINERY -- 5.04%
  Caterpillar Inc.                      1,826,000           96,549,750
  Tenneco Inc.                          1,500,000           57,093,750
                                                        --------------
                                                           153,643,500
MANUFACTURING -- 0.56%
  ITT Industries Inc.                     457,500           17,099,063
MISC. FINANCIAL SERVICES -- 6.24%
  Countrywide Credit Industries
    Inc.                                  550,000           27,912,500
  Federal Home Loan Mortgage
    Corporation                         3,450,000          162,365,625
                                                        --------------
                                                           190,278,125

                                  NUMBER OF SHARES OR
          DESCRIPTION              PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 2.34%
  Champion International
    Corporation                         1,450,000       $   71,321,875
PRINTING & PUBLISHING -- 5.40%
  Reed International PLC (ADR)            750,000           27,843,750
  Time Warner Inc.                      1,600,000          136,700,000
                                                        --------------
                                                           164,543,750
RAW MATERIALS -- 2.70%
  Minnesota Mining &
    Manufacturing Company               1,000,000           82,187,500
REAL ESTATE -- 1.45%
  Security Capital Group Inc.
    (Class A) (a)                          33,156           44,096,993
RESTAURANTS -- 5.43%
  McDonald's Corporation                2,400,000          165,600,000
TECHNOLOGY -- 0.89%
  National Semiconductor
    Corporation (a)                     2,050,000           27,034,375
TELECOMMUNICATIONS -- 4.95%
  Sprint Corporation                    1,200,000           84,600,000
  Telecom-TCI Ventures Group A
    (a)                                 3,300,000           66,206,250
                                                        --------------
                                                           150,806,250
TRANSPORTATION -- 1.63%
  UAL Corporation (a)                     638,000           49,764,000
                                                        --------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $1,728,838,310)                         2,588,290,556
----------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 0.00%
----------------------------------------------------------------------
RETAIL -- 0.00%
  Venture Stores (a)(b)                    32,922                3,086
                                                        --------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $1,566,100)                                     3,086
----------------------------------------------------------------------
U.S. TREASURY BONDS -- 0.33%
----------------------------------------------------------------------
  U.S. Treasury Bond 6.25% due
     08/15/23                         $ 9,300,000            9,959,091
                                                        --------------
TOTAL U.S. TREASURY BONDS
(IDENTIFIED COST $8,687,236 )                                9,959,091
----------------------------------------------------------------------
U.S. TREASURY NOTES -- 0.14%
----------------------------------------------------------------------
  U.S. Treasury Note 7.875% due
     08/15/01                           3,952,500            4,209,887
                                                        --------------
TOTAL U.S. TREASURY NOTES
(IDENTIFIED COST $3,986,164)                                 4,209,887
----------------------------------------------------------------------

                         ENTERPRISE ACCUMULATION TRUST
                        MANAGED PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998

                                  NUMBER OF SHARES OR
          DESCRIPTION              PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------
COMMERCIAL PAPER -- 13.72%
----------------------------------------------------------------------
  American Home Products
    Corporation, 5.50% due
    07/13/98                          $20,000,000       $   19,963,333
  Deere (John) Capital
    Corporation 5.53% due
    07/22/98                           50,000,000           49,838,709
  General Electric Capital
    Corporation, 5.54% due
    07/30/98                           50,000,000           49,776,861
  Goldman Sachs Group LP 5.54%
    due 07/28/98                       50,000,000           49,792,250
  Merrill Lynch & Company Inc.
    5.53% due 07/20/98                 50,000,000           49,854,069
  Merrill Lynch & Company Inc.
    5.55% due 07/23/98                 50,000,000           49,830,417
  Ford Motor Credit Company
    5.50% due 08/03/98                 50,000,000           49,747,916
  Ford Motor Credit Company
    5.51% due 08/10/98                 50,000,000           49,693,889
  IBM Credit Corporation 5.50%
    due 07/16/98                       50,000,000           49,885,417
                                                        --------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $418,382,861)                             418,382,861
----------------------------------------------------------------------

                                  NUMBER OF SHARES OR
          DESCRIPTION              PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.80%
----------------------------------------------------------------------
  State Street Bank & Trust
     Repurchase Agreement, 5.00%
     due 07/01/98
     Collateral: U.S. Treasury
     Bond $34,265,000 11.25% due
     02/15/15
     Value $56,090,229                $54,990,000       $   54,990,000
                                                        --------------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $54,990,000)                               54,990,000
----------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $2,216,450,671)                        $3,075,835,481
OTHER ASSETS LESS LIABILITIES -- (0.89)%                   (27,272,805)
                                                        --------------
NET ASSETS 100%                                         $3,048,562,676
======================================================================

(a) Non-income producing security.
(b) In bankruptcy.

ADR American Depository Receipt.

                See accompanying notes to financial statements.

                         INTERNATIONAL GROWTH PORTFOLIO

BRINSON PARTNERS, INC.
CHICAGO, ILLINOIS

     The objective of Enterprise Accumulation Trust International Growth Portfolio is to seek capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

     During the first six months of 1998, market allocation detracted from portfolio value, given the strategic cash in the portfolio, as well as an overweight of New Zealand and Singapore, and an underweight of Spain.

     Domestic economies in Asia remained weighed down by the burden of currency, property, and banking crises. In addition to ongoing concerns about Japan's weakened economy and the continuing weakness of the yen, there were fresh fears regarding the economic health of other Asian economies. Although European markets initially reacted poorly to this flow of unwelcome news, most core European markets rebounded strongly on a round of merger announcements in a variety of sectors, including the financials, apparel, food retail, paper, auto parts, and media. Further positive announcements about corporate earnings, as well as the advent of the European Monetary Union and an improving economic scenario, boosted many European markets.

     Within Europe, Brinson added to select cyclical and consumer stocks, on the back of a European recovery that has already produced signs of a healthy pickup in both consumption and industrial production. And while cognizant of the dampening impact of the Asian slowdown on demand, Brinson believes that many shares already discount much of the bad news regarding negative expectations for Asia.

     The most important underweight in the portfolio still consists of a five percent underweight in Japan. Brinson continues to see evidence that this market has poor relative value. The return on equity for the overall Japanese market is only 4.2 percent, inadequate compensation for the risk investors are asked to bear. Changes are urgently needed in the regulatory environment within the Japanese economy. Although stronger reform measures are desirable in the long term for Japan, in the short to medium term, such reform may lead to negative consequences, namely higher unemployment and lower asset prices. Among the other non-U.S. markets, Brinson emphasizes Australia, New Zealand, the U.K. and, within Europe, Belgium and Finland. Brinson is neutrally positioned in Germany, France and the Netherlands, with no investments in Austria, Portugal or Spain. The Asia ex-Japan region is underweighted.

     Currency strategies within the portfolio remain unchanged. The Japanese yen represents a four percent underweight. The Hong Kong dollar and the British pound sterling are underweighted while the core European currencies (the German deutschmark, French franc, Dutch guilder, Spanish peseta, Danish krone, Swedish krona and Swiss franc) remain at a neutral weight.

     As with all international growth funds, the Enterprise International Growth Portfolio carries additional risks associated with possibly less stable foreign securities and currencies, lack of uniform accounting standards and political instability.

     The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                         INTERNATIONAL GROWTH PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998

                                     NUMBER OF SHARES OR
            DESCRIPTION               PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
COMMON STOCKS AND WARRANTS -- 93.21%
----------------------------------------------------------------------
AUSTRALIA -- 4.54%
  Amcor Ltd.                                 20,800        $    91,285
  Boral Ltd.                                 61,500            115,674
  Brambles Industries Ltd.                   10,200            200,650
  Broken Hill Proprietary                    59,000            499,921
  Coca Cola Amatil                           12,000             77,842
  CRA Ltd.                                   13,163            156,882
  CSR Ltd.                                   37,800            109,344
  David Jones Ltd.                          117,000            134,361
  Lend Lease Corporation                      9,005            182,509
  Mayne Nickless Ltd.                        29,800            158,161
  National Australia Bank                    41,000            542,101
  News Corporation                           73,054            597,690
  Orica Ltd.                                 12,400             73,509
  Pacific Dunlop Ltd.                        63,300            102,556
  Qantas Airways Ltd.                        63,312             95,501
  Santos Ltd.                                27,000             83,801
  Telstra Corporation                       114,700            294,768
  Westpac Bank Corporation                   67,600            413,332
  WMC Ltd.                                   47,100            142,093
  Woolworths Ltd.                            23,500             76,585
                                                           -----------
                                                             4,148,565

BELGIUM -- 4.24%
  Bruxelles Lambert Groupe                    1,220            246,362
  Delhaize Le Lion                            4,250            297,123
  Electrabel                                  2,330            660,971
  Fortis AG                                   3,228            824,576
  Fortis AG (Rts) (a)                           128                  7
  Generale De Banque                            300                105
  KBC Banc Assurance                          6,200            555,149
  KBC Banc Assurance (VVPR)                     130              8,809
  Petrofina SA                                1,180            484,660
  Solvay                                      3,470            275,249
  Tractebel CAP                               2,710            397,136
  Union Miniere (a)                           2,063            127,585
                                                           -----------
                                                             3,877,732
CANADA -- 2.96%
  Agrium Inc.                                 6,200             77,524
  Alcan Aluminum Ltd.                         4,900            134,858
  Bank Montreal                               3,600            198,158
  Barrick Gold Corporation                    3,000             57,083
  Canadian National Railway Company           3,400            180,680
  Canadian Pacific Ltd.                      11,300            317,910
  Extendicare Inc. Canada                     7,900             63,080
  Hudsons Bay Company                         4,300             99,789
  Imasco Ltd.                                 5,400             99,630
  Imperial Oil Ltd.                          12,000            209,575
  Magna International Inc.                    1,400             95,708
  Moore Corporation Ltd.                      5,100             68,102
  Newbridge Networks Corporation
    (a)                                       1,500             35,829
  Noranda Inc.                                5,100             88,030
  Nova Corporation Alberta                   13,100            150,002
  Potash Corp Saskatchewan Inc.               1,400            105,603
  Royal Bank Canada                           4,600            276,647
  Seagram Ltd.                                1,900             77,405
  Shaw Communications Inc.                    7,300            141,877
  Transcanada Pipelines Ltd.                  6,900            152,859
  Westcoast Energy Inc.                       3,200             71,217
                                                           -----------
                                                             2,701,566
DENMARK -- 0.45%
  Den Danske Bank                             1,600            192,154
  Tele Damark A/S                             2,300            220,977
                                                           -----------
                                                               413,131

                                     NUMBER OF SHARES OR
            DESCRIPTION               PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
FINLAND -- 2.16%
  Cultor Oyj                                  2,100        $    34,099
  Merita A Ltd.                              32,900            217,291
  Metsa Serla Oyj                             6,700             64,787
  Nokia Oyj                                  16,200          1,192,600
  Outokumpu                                   4,100             52,362
  Sampo Insurance A                           2,500            118,590
  UPM-Kymmene Oyj                             8,250            227,283
  Valmet Corporation                          3,900             67,312
                                                           -----------
                                                             1,974,324
FRANCE -- 8.31%
  Air Liquide                                   911            150,686
  Alcatel Alsthom                             1,776            361,622
  AXA-UAP                                     3,620            407,165
  AXA-UAP CVG (Wts)                           2,120                722
  Banque National de Paris                    3,900            318,673
  Carrefour                                     400            253,072
  Cie De St Gobain                            1,922            356,379
  CSF Thomson                                 5,300            201,631
  Dexla France                                1,859            250,298
  Eaux Cie General (Wts) (a)                  2,369              4,663
  Elf Aquitaine                               2,920            410,540
  Eridania Beghin Say                           700            154,573
  France Telecom                              7,500            517,310
  Groupe Danone                               1,100            303,306
  Lafarge Coppee SA                           1,500            155,069
  Lagardere                                   5,500            228,981
  Michelin (CGDC) (Class B)                   3,565            205,797
  Paribas                                     2,690            287,879
  Pechiney                                    3,216            129,529
  Peugeot SA                                  1,625            349,422
  Pinault Printemps Redo                        250            209,240
  Rhone-Poulenc SA                            6,416            361,886
  Seita                                       6,300            285,525
  Soc Generale                                1,515            314,993
  Suez Lyonnaise Des Eaux                     2,674            440,086
  Total Company                               2,327            302,533
  Usinor                                      5,400             83,425
  Vivendi                                     2,569            548,585
                                                           -----------
                                                             7,593,590
GERMANY -- 9.42%
  Allianz AG                                  2,675            892,186
  Allianz AG New                                 82             27,122
  Basf AG                                     3,950            187,814
  Bayer AG                                    9,750            504,949
  Bayer Motoren Werke AG                        250            252,987
  Commerzbank AG                              2,150             81,901
  Continental AG                              7,000            220,078
  Daimler Benz AG                             3,750            369,084
  Deutsche Bank AG                            6,650            562,694
  Deutsche Telekom AG                        27,100            742,322
  Dresdner Bank AG                            8,100            437,911
  Hochtief AG                                 2,400            115,246
  Hoechst AG                                  3,200            161,025
  Man AG                                        500            195,181
  Mannesmann AG                               4,200            432,005
  Metro AG                                    5,322            321,660
  Muenchener Rueckvers AG                     1,350            670,715
  Preussag AG                                   750            268,652
  RWE AG                                      4,700            278,333
  Schering AG                                 2,500            294,574
  Siemens AG                                  8,050            491,673
  Thyssen AG                                    950            241,787
  Veba AG                                     5,600            376,811
  Volkswagen AG                                 500            483,240
                                                           -----------
                                                             8,609,950

                         ENTERPRISE ACCUMULATION TRUST
                 INTERNATIONAL GROWTH PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998

                                     NUMBER OF SHARES OR
            DESCRIPTION               PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
HONG KONG -- 0.62%
  Cheung Kong Holdings                       21,000        $   103,265
  Citic Pacific Ltd.                         11,000             19,450
  CLP Holdings                               12,000             54,672
  Hang Seng Bank                              9,000             50,878
  Hong Kong & China Gas                      57,200             64,967
  Hong Kong & China Gas (Wts)                 2,600                178
  Hong Kong Telecommunications               25,600             48,074
  Hutchison Whampoa                          24,000            126,691
  Johnson Elec Holdings                      12,000             44,450
  South China Morning Post                   20,000              9,615
  Sun Hung Kai Properties                    10,000             42,463
                                                           -----------
                                                               564,703
IRELAND -- 0.32%
  Smurfit (Jefferson) Group                  97,000            289,910
ITALY -- 3.36%
  Assic Generali                             11,694            380,421
  Credito Italiano                           49,000            256,617
  Danieli Di Risp                            19,000             88,223
  ENI (ADR)                                   3,300            214,500
  ENI ORD                                    79,000            517,996
  IMI                                        12,900            203,293
  Instituto Bancario San Paolo Di
    Torino                                   12,000            173,238
  Montedison SPA                            166,580            206,731
  Parmalat Finanz                            60,000            122,415
  Rinascente (LA)                            15,000            149,430
  Telecom Italia Mobile Di Risp              33,000            111,439
  Telecom Italia SPA                         40,777            300,305
  Telecom Italia SPA-RNC                         11                 53
  TIM                                        56,000            342,603
                                                           -----------
                                                             3,067,264
JAPAN -- 15.78%
  Amada Company                              31,000            151,334
  Bank of Tokyo/Mitsubishi                   28,000            297,476
  Canon Inc.                                 25,000            569,538
  Canon Sales Company Inc.                   10,000            136,400
  Citizen Watch Company                      29,000            240,146
  Dai Nippon Printing                        28,000            448,543
  Daiichi Pharmaceutical                     25,000            330,874
  Daikin Kogyo                               31,000            200,434
  Daiwa House Industries Company             16,000            141,752
  Denso Corporation                          24,000            399,219
  Fanuc Company                              12,800            444,348
  Fuji Photo Film Company                     5,000            174,658
  Fujitsu                                    18,000            190,063
  Hitachi                                    61,000            399,255
  Honda Motor Company                        12,000            428,726
  Hoya Corporation                            7,000            198,959
  Inax Corporation                           22,000             75,895
  Ito Yokado Company                         12,000            566,717
  Kaneka Corporation                         31,000            163,665
  Keio Teito Electric Rail                   35,000            127,830
  Kintetsu                                   36,000            169,234
  Kirin Brewery Company                      36,000            341,072
  Kokuyo Company                             10,000            169,957
  Kuraray Company Ltd.                       37,000            315,491
  Kyocera Corporation                         4,100            201,042
  Marui Company                              16,000            239,531
  Matsushita Electric Ind                    34,000            548,347
  NGK Insulators                             50,000            435,742
  Nintendo                                    3,100            288,096

                                     NUMBER OF SHARES OR
            DESCRIPTION               PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
  Nippon Meat Packer                         20,000        $   245,751
  Nippon Steel Corporation                   25,000             44,117
  Okumura                                    36,000            126,795
  Omron Corporation                           9,000            137,991
  Osaka Gas Corporation                      59,000            151,906
  Sankyo Pharmaceutical Company              22,000            502,784
  Secom Company                               7,000            405,511
  Sega Enterprises                            4,000             69,285
  Seino Transport                            21,000            116,945
  Sekisui House                              28,000            217,690
  Shin Etsu Chemical Company                  6,000            104,144
  Sony Corporation                            6,700            579,048
  Sumitomo Chemical Industries               36,000            111,434
  Sumitomo Electric Industries               25,000            253,670
  Takeda Chemical Industries                 19,000            507,051
  TDK Corporation                             5,000            370,652
  Tokio Marine & Fire                        28,000            288,768
  Tokyo Electric Power                        7,900            155,406
  Tonen Corporation                          22,000            114,399
  Toray Industries Inc.                      78,000            406,162
  Toshiba Corporation                        72,000            295,248
  Toyo Suisan Kaisha                         17,000            104,014
  Toyota Motor Corporation                   21,000            545,238
  Yamato Transport                            4,000             44,985
  Yamazaki Baking Company                    15,000            133,435
                                                           -----------
                                                            14,426,773
MALAYSIA -- 0.36%
  Berjaya Sports                             16,000             23,709
  Kuala Lumpur Kepong                        24,000             38,745
  Malayan Banking Berhad                      9,000              9,064
  Malaysia International Shipping            10,000             14,577
  Nestle Malaysia Berhad                      5,000             22,649
  Petronas Gas Berhad                        15,000             27,830
  Public Bank Berhad Foreign                 15,800              4,759
  Resorts World Berhad                       20,000             21,975
  Rothmans of Pall Mall                       7,000             48,491
  Sime Darby Berhad                           5,000              3,446
  Tanjong PLC                                 9,000             12,469
  Telekom Malaysia                           21,500             36,263
  Tenaga Nasional                            22,000             26,504
  UMW Holdings Berhad                        10,000              4,482
  YTL Corporation Berhad                     36,000             27,063
  YTL Power International                    13,800              7,515
                                                           -----------
                                                               329,541
NETHERLANDS -- 4.69%
  ABN Amro Holdings NV                       14,900            348,907
  Akzo Nobel NV                                 550            122,351
  Elsevier NV                                14,900            225,030
  Heineken NV                                 6,250            245,665
  Hoogovens & Staalf                          1,615             69,915
  ING Group NV                                8,599            563,467
  KLM                                         2,834            115,158
  Kon Kpn NV                                  7,346            282,962
  Philips Electronics                         4,500            378,551
  Polygram                                    2,300            117,447
  Royal Dutch Petroleum                      20,100          1,115,376
  TNT Post Group NV                           7,346            187,919
  Unilever NV CVA                             6,480            514,511
                                                           -----------
                                                             4,287,259

                         ENTERPRISE ACCUMULATION TRUST
                 INTERNATIONAL GROWTH PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998

                                     NUMBER OF SHARES OR
            DESCRIPTION               PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
NEW ZEALAND -- 2.94%
  Brierley Investment NPV                   706,200        $   352,772
  Carter Holt Harvey NPV                    244,800            214,001
  Fletcher Challenge Building
    Division NPV                             80,850            100,969
  Fletcher Challenge Energy
    Division NPV                             89,150            213,390
  Fletcher Challenge Forest
    Division NPV                            129,558             72,809
  Fletcher Challenge Paper Division
    NPV                                     160,600            178,836
  Lion Nathan Ltd.                           78,900            175,718
  Telecom Corporation of New
    Zealand                                 318,100          1,314,256
  Telecom Corporation of New
    Zealand (ADR)                             2,000             65,500
                                                           -----------
                                                             2,688,251
NORWAY -- 0.25%
  Norsk Hydro As                              4,400            193,750
  Norske Skogsindust                          1,100             34,014
                                                           -----------
                                                               227,764
SINGAPORE -- 1.13%
  City Developments                          17,000             47,620
  Creative Technology                         2,000             24,332
  DBS Lands                                  38,000             31,573
  Elec & Eltek International                  4,400             14,872
  Foreign Reg Bank Singapore                  8,700             48,276
  Fraser & Neave                              7,000             18,861
  Keppel Corporation                         22,000             33,163
  Keppel Lund                                21,000             19,317
  Overseas Chinese Bank                      22,600             77,122
  Rothmans Inds                               7,000             31,157
  Singapore Airlines                         25,000            117,211
  Singapore Press Hd                         19,932            133,669
  Singapore Tech Eng                         25,000             17,656
  Singapore Telecom                         176,000            250,682
  United Overseas Bank                       49,000            152,671
  Venture Manufacturing                       9,000             17,092
                                                           -----------
                                                             1,035,274
SWEDEN -- 2.93%
  ABB AB                                     12,800            181,344
  Astra AB                                   13,200            269,759
  Electrolux AB                               6,000            103,059
  Ericsson Lm Tel                            18,700            546,276
  Investor AB                                 5,300            309,322
  Nordbanken Holding                         41,700            305,849
  Skandia Forsakring                         12,100            172,944
  Skanska AB                                  3,800            170,562
  Svenska Handelsbanken                       4,200            194,834
  Swedish Match                              45,300            150,508
  Volvo AB                                    9,200            273,947
                                                           -----------
                                                             2,678,404
SWITZERLAND -- 6.40%
  ABB AG Series A                               183            270,699
  Credit Suisse Group                         4,677          1,042,388
  Holderbank Financiere Glarus AG               167            212,844
  Julius Baer Holdings                           77            241,277
  Nestle SA                                     373            799,550
  Novartis AG                                   799          1,331,755
  Roche Holdings AG                              94            924,605
  Sairgroup                                     490            161,467
  Saurer AG                                     170            174,008
  Schweizerische Rueckversicherungs             219            554,767
  Sulzer AG                                     175            138,331
                                                           -----------
                                                             5,851,691

                                     NUMBER OF SHARES OR
            DESCRIPTION               PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
UNITED KINGDOM -- 22.35%
  Abbey National                             19,000        $   337,864
  Barclays PLC                               24,000            692,458
  Bass                                       10,267            192,514
  BAT Industries                             97,200            973,769
  BG                                          7,000             40,585
  Billiton PLC                              112,000            227,213
  BOC Group                                  12,000            163,597
  Booker PLC                                 49,000            202,084
  British Petroleum                          74,929          1,093,452
  British Sky Broadcasting                   33,000            237,206
  British Steel                             216,000            475,163
  British Telecom                            77,000            951,395
  BTR PLC                                    30,875             87,638
  Cable & Wireless                           19,000            230,953
  Cadbury Schweppes                          26,000            402,648
  Charter                                    36,357            380,015
  Coats Viyella PLC                         202,900            249,005
  Diageo PLC                                 35,942            426,088
  FKI PLC                                   111,500            324,869
  General Electric Company                   65,900            568,322
  Glaxo Wellcome                             44,700          1,342,694
  Greenalls Group                            36,000            311,967
  Hanson PLC                                 41,650            253,310
  Hillsdown Holdings                         99,000            269,440
  House of Fraser PLC                       109,000            316,675
  HSBC Holdings                              24,500            622,205
  Inchcape                                   52,000            164,098
  Legal & General                            13,500            144,149
  Lloyds TSB Group PLC                       71,264            997,727
  Marks & Spencer                            94,000            856,172
  Mirror Group                               95,000            358,485
  National Westminster Bank                  15,700            280,755
  Peninsular and Oriental Steam              35,500            511,538
  Prudential Corporation                     13,000            171,370
  Reckitt & Colman                           10,700            204,385
  Reed International                         43,000            389,140
  Reuters Group                              10,200            116,662
  Rio Tinto Corporation                      26,100            294,159
  RJB Mining                                 65,000            132,407
  Royal Sun Alliance Insurance               26,738            276,572
  Scottish Hydro                             29,400            261,155
  Sears                                     137,000            123,341
  Sedgwick Group                             86,000            186,673
  Smithkline Beecham                         72,000            879,398
  Tate & Lyle PLC                            49,000            388,827
  TESCO                                      37,000            361,407
  Thames Water                               26,000            473,627
  Unilever                                   55,200            588,028
  United News & Media PLC                    19,000            265,850
  Vodafone Group                             30,570            388,180
  Williams Holdings                          33,000            212,135
  Willis Corroon Group                       14,000             35,531
                                                           -----------
                                                            20,434,900
                                                           -----------

TOTAL COMMON STOCKS AND WARRANTS
(IDENTIFIED COST $75,751,127)                               85,200,592
----------------------------------------------------------------------

                         ENTERPRISE ACCUMULATION TRUST
                 INTERNATIONAL GROWTH PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998

                                     NUMBER OF SHARES OR
            DESCRIPTION               PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
PREFERRED STOCK -- 0.43%
----------------------------------------------------------------------
AUSTRALIA -- 0.20%
  News Corporation                           25,687        $   182,413
ITALY -- 0.23%
  Fiat SPA                                   86,600            215,677
                                                           -----------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $239,405)                                     398,090
----------------------------------------------------------------------

COMMERCIAL PAPER -- 5.87%
----------------------------------------------------------------------
  CSW Credit Inc. 5.53% due
     08/03/98                            $1,000,000            994,931
  General Motors Acceptance
    Corporation, 5.52% due 07/09/98       1,000,000            998,773
  Northern In Public Service
    Company, 5.55% due 07/10/98             500,000            499,306
  Shell Finance Yrs 1&2
    5.60% due 07/23/98                    1,000,000            996,578
  US West Communications Group
    Inc., 6.10% due 07/01/98              1,875,000          1,875,000
                                                           -----------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $5,364,588)                                 5,364,588
----------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $81,355,120)                              $90,963,270
OTHER ASSETS LESS LIABILITIES -- 0.49%                         446,656
                                                           -----------
NET ASSETS 100%                                            $91,409,926
======================================================================

(a) Non-income producing security.
(Rts) Rights.
(Wts) Warrants.
ADR American Depository Receipt.

                See accompanying notes to financial statements.

                           HIGH-YIELD BOND PORTFOLIO

CAYWOOD-SCHOLL CAPITAL MANAGEMENT
SAN DIEGO, CALIFORNIA

     The objective of Enterprise Accumulation Trust High-Yield Bond Portfolio is to seek maximum current income, primarily from debt securities that are rated Ba or lower by Moody's Investors Service or BB or lower by Standard & Poor's.

     The high-yield market began 1998 with solid underlying fundamentals, a strong economy, and ample financial liquidity. Each of these factors mitigated credit risk that has aided the overall demand for the high-yield market.

     Year-to-date, high-yield companies have issued $104.2 billion in new securities, a 95 percent increase over 1997's first-half issuance. To place this number into context, the total new issuance for each of the past three years (1995-1997) was $47.2 billion, $73.6 billion, and $126.0 billion, respectively. Media and telecommunications were the leading sectors of new issuance early in the period, and the average deal size was slightly more than $200 million. Defaults continued to trend below their historic averages. The strong results for the first quarter mitigated the second quarter's lackluster performance, placing the portfolio's year-to-date performance in line with most market indices. Two factors had an increasingly negative influence on performance: supply and volatility in emerging markets and U.S. stocks. The primary drag on high-yield performance was caused by market oversupply. The pace of issuance has caused the risk premium in the market to widen as issuers compete for investor favor. The widening premiums kept high-yield bonds from participating in the rally of U.S. Treasuries.

     The other variable restraining the performance of the high-yield market was the volatility of foreign securities and domestic equities. The increase in volatility is the manifestation of investors' concern over future cash flows and earnings from companies competing in a global economy. The higher degree of investor uncertainty should produce lower enterprise valuations and reduced financial liquidity. Fortunately, neither of these outcomes is evident at present, but investors are concerned.

     During the first half of 1998, the portfolio emphasized telecommunications, health care, Yankees (bonds issued in the U.S. by non-U.S. entities), and media sectors. With the exception of Yankees, these industries outperformed the market while experiencing an unusual degree of volatility.

     During the past two months, Caywood-Scholl has been slowly upgrading credit quality, adding to positions such as American Standard, Fred Meyer, Niagara Mohawk Power, Owens Illinois, and Westpoint Stevens. Caywood-Scholl finds the 10-year non-call securities of these double B issuers attractive at this time due to Caywood-Scholl's favorable outlook on interest rates, superior credit statistics that offer greater protection against an economic slowdown, and an incremental risk premium for certain lower-quality credits that is too small given the higher degree of market volatility.

     The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                           HIGH-YIELD BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998

                                     NUMBER OF SHARES OR
            DESCRIPTION               PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
CORPORATE BONDS, CONVERTIBLE SECURITIES & COMMON STOCKS -- 84.27%
----------------------------------------------------------------------
AEROSPACE -- 1.00%
  B E Aerospace
    8.00% due 03/01/08                   $  550,000        $   548,625
  Coltec Inds Inc. 7.50% due
    04/15/08                                350,000            353,500
                                                           -----------
                                                               902,125
AUTOMOTIVE -- 0.38%
  United Auto Group Inc. 11.00% due
    07/15/07                                350,000            342,125
BANKING -- 2.39%
  Bay View Capital Corporation
    9.125% due 08/15/07                     650,000            667,875
  DVI Inc. 9.875% due 02/01/04              200,000            212,000
  Imperial Credit Industries Inc.
    9.875% due 01/15/07                     550,000            550,000
  Western Financial Savings Bank
    Orange California, 8.50% due
    07/01/03                                750,000            717,188
                                                           -----------
                                                             2,147,063
BROADCASTING -- 5.48%
  Allbritton Communications
    Company, 8.875% due 02/01/08            700,000            756,000
  Chancellor Radio Broadcasting
    8.125% due 12/15/07                     750,000            760,313
  Fox/Liberty Networks LLC Zero
    Coupon due 08/15/07                   1,450,000          1,009,562
  Fox Family Worldwide Inc. Zero
    Coupon due 11/01/07                     750,000            483,750
  Fox Family Worldwide Inc. 9.25%
    due 11/01/07                            600,000            597,000
  Rogers Communications Inc. 8.875%
    due 07/15/07                            500,000            501,250
  Rogers Communications Inc. 9.125%
    due 01/15/06                            200,000            202,500
  Sinclair Broadcast Group Inc.
    8.75% due 12/15/07                      600,000            612,000
                                                           -----------
                                                             4,922,375
BUILDING & CONSTRUCTION -- 3.55%
  American Standard Inc.
    7.375% due 02/01/08                   1,600,000          1,572,000
  Building Materials Corporation
    America, 8.00% due 10/15/07             400,000            400,000
  International Comfort Products
    8.625% due 05/15/08                     500,000            497,500
  Nortek Inc. 9.125% due 09/01/07           700,000            714,000
                                                           -----------
                                                             3,183,500
BUSINESS SERVICES -- 0.86%
  Cex Holdings Inc. 9.625% due
    06/01/08                                750,000            768,750

                                     NUMBER OF SHARES OR
            DESCRIPTION               PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------

CABLE -- 4.05%
  Adelphia Communications
    Corporation, 9.25% due 10/01/02      $  100,000        $   103,500
  Adelphia Communications
    Corporation, 10.50% due
    07/15/04                                850,000            928,625
  Century Communications
    Corporation, Zero Coupon due
    01/15/08                                850,000            384,625
  Century Communications
    Corporation, 9.50% due 03/01/05         400,000            433,000
  CSC Holdings Inc. 7.875% due
    12/15/07                                350,000            367,472
  Lenfest Communications Inc.
    7.625% due 02/15/08                     300,000            306,000
  Medicom LLC/Mediacom Capital
    Corporation, 8.50% due 04/15/08         400,000            399,000
  TCI Satellite Entertainment Inc.
    Zero Coupon due 02/15/07              1,050,000            711,375
                                                           -----------
                                                             3,633,597
CHEMICALS -- 2.16%
  General Chemical Corporation
    9.25% due 08/15/03                      250,000            257,813
  Huntsman Polymers Corporation
    11.75% due 12/01/04                     250,000            275,937
  PCI Chemicals Canada Inc 9.25%
    due 10/15/07                            350,000            340,375
  Pharmaceutical Fine Chemicals
    9.75% due 11/15/07                      550,000            621,500
  Pioneer Amers Acquisition
    Corporation, 9.25% due 06/15/07         450,000            442,125
                                                           -----------
                                                             1,937,750
COMMUNICATIONS -- 6.65%
  Globalstar L P
    11.375% due 02/15/04                    850,000            824,500
  Globalstar L P/Globalstar
    Capital, 10.75% due 11/01/04            150,000            143,625
  Globalstar L P/Globalstar
    Corporation, 11.50% due
    06/01/05                             $  250,000            243,437
  Globalstar Telecommunications
    (Wts) (a)                                   450             36,000
  Intermedia Communications Inc.
    8.50% due 01/15/08                   $  400,000            400,000
  Iridium Capital Corporation
    13.00% due 07/15/05                     600,000            642,000
  Iridium Capital Corporation
    14.00% due 07/15/05                  $  800,000            890,000
  Iridium World Communications
    (Wts) (a)                                   450             83,588
  Level 3 Commerce Inc. 9.125% due
    05/01/08                             $1,050,000          1,021,125
  Loral Orion Network Systems Inc.
    (Wts) (a)                                   600              8,550
  Orion Network Systems Inc. 12.50%
    due 01/15/07                         $1,100,000            864,875
  Pathinet Inc. 12.25% due 04/15/08         250,000            271,250
  Qwest Communications
    International Inc.,
    Zero Coupon due 02/01/08                750,000            544,687
                                                           -----------
                                                             5,973,637

                         ENTERPRISE ACCUMULATION TRUST
                    HIGH-YIELD BOND PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998

                                     NUMBER OF SHARES OR
            DESCRIPTION               PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
CONSUMER PRODUCTS -- 4.41%
  Boyds Collection Ltd. 9.00% due
    05/15/08                             $  300,000        $   300,000
  Chattem Inc. 8.875% due 04/01/08          750,000            746,250
  Corning Consumer Products
    Company, 9.625% due 05/01/08            500,000            496,250
  French Fragrances Inc. 10.375%
    due 05/15/07                            350,000            373,625
  Herff Jones Inc. 11.00% due
    08/15/05                                350,000            385,438
  Revlon Consumer Products
    Corporation, 8.625% due
    02/01/08                                350,000            350,875
  Samsonite Corporation New 10.75%
    due 06/15/08                            550,000            545,875
  Sealy Mattress Company Zero
    Coupon due 12/15/07                   1,150,000            763,312
                                                           -----------
                                                             3,961,625
CONTAINERS/PACKAGING -- 4.34%
  Buckeye Cellulose Corporation
    8.50% due 12/15/05                      450,000            460,125
  Huntsman Packaging Corporation
    9.125% due 10/01/07                     600,000            597,000
  Owens Illinois Inc. 7.35% due
    05/15/08                                550,000            553,151
  Owens Illinois Inc. 8.10% due
    05/15/07                                550,000            582,428
  Plastic Containers Inc. 10.00%
    due 12/15/06                            100,000            107,500
  Printpack Inc. 9.875% due
    08/15/04                                500,000            534,375
  Printpack Inc. 10.625% due
    08/15/06                                250,000            267,812
  Stone Container Corporation
    10.75% due 10/01/02                     200,000            212,500
  United States Can Corporation
    10.125% due 10/15/06                    550,000            580,938
                                                           -----------
                                                             3,895,829
CRUDE & PETROLEUM -- 1.25%
  Clark Refining & Marketing Inc.
    8.875% due 11/15/07                     250,000            251,250
  Clark USA Inc. 10.875% due
    12/01/05                                800,000            872,000
                                                           -----------
                                                             1,123,250
ELECTRONICS -- 0.56%
  Axiohm Transaction Solutions
    9.75% due 10/01/07                      500,000            503,750
ENERGY -- 0.84%
  Chesapeake Energy Corporation
    9.125% due 04/15/06                     150,000            146,625
  Nuevo Energy Company 8.875% due
    06/01/08                                600,000            609,000
                                                           -----------
                                                               755,625
ENTERTAINMENT & LEISURE -- 1.50%
  AMF Bowling Inc. Zero Coupon due
    05/12/18                              1,600,000            404,000
  AMF Group Inc. 10.875% due
    03/15/06                                650,000            706,875
  Premier Parks Inc. Zero Coupon
    due 04/01/08                            350,000            232,313
                                                           -----------
                                                             1,343,188

                                     NUMBER OF SHARES OR
            DESCRIPTION               PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
FOOD & BEVERAGES & TOBACCO -- 1.92%
  NBTY Inc. 8.625% due 09/15/07          $  800,000        $   820,000
  Purina Mills Inc. 9.00% due
    03/15/10                                600,000            616,500
  Twin Laboratories Inc. 10.25% due
    05/15/06                                260,000            287,300
                                                           -----------
                                                             1,723,800
GAMING -- 1.04%
  Empress Entertainment Inc. 8.125%
    due 07/01/06                            400,000            401,000
  Trump Atlantic City Associates
    11.25% due 05/01/06                     550,000            534,875
                                                           -----------
                                                               935,875
HEALTH CARE -- 4.74%
  Dade International Inc. 11.125%
    due 05/01/06                            350,000            395,500
  Fisher Scientific International
    Inc., 9.00% due 02/01/08                850,000            843,625
  Magellan Health Services Inc.
    9.00% due 02/15/08                      400,000            396,000
  Mariner Health Group Inc. 9.50%
    due 04/01/06                            200,000            212,000
  Maxxim Medical Inc. 10.50% due
    08/01/06                                650,000            715,000
  Mediq Inc. 7.50% due 07/15/03             425,000            425,000
  Quest Diagnostics Inc. 10.75% due
    12/15/06                                600,000            669,000
  Tenet Healthcare Corporation
    8.125% due 12/01/08                     300,000            301,620
  Vencor Inc. 9.875% due 05/01/05           300,000            294,750
                                                           -----------
                                                             4,252,495
HOTELS & RESTAURANTS -- 3.11%
  AFC Enterprises Inc. 10.25% due
    05/15/07                                550,000            584,375
  Apple South Inc. 9.75% due
    06/01/06                                150,000            160,500
  Felcor Suites Ltd. Partnership
    7.625% due 10/01/07                     250,000            247,780
  Foodmaker Corporation 9.75% due
    11/01/03                                250,000            263,125
  Foodmaker Inc. 8.375% due
    04/15/08                                700,000            698,250
  Hammon John Q. Hotels 8.875% due
    02/15/04                                250,000            251,875
  Perkins Family Restaurant L P
    10.125% due 12/15/07                    550,000            583,000
                                                           -----------
                                                             2,788,905
MACHINERY -- 0.88%
  Columbus McKinnon Corporation New
    York, 8.50% due 04/01/08                500,000            492,500
  Navistar International
    Corporation, 8.00% due 02/01/08         300,000            301,500
                                                           -----------
                                                               794,000

                         ENTERPRISE ACCUMULATION TRUST
                    HIGH-YIELD BOND PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998

                                     NUMBER OF SHARES OR
            DESCRIPTION               PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
MEDICAL SERVICES -- 3.13%
  Columbia HCA Healthcare
    Corporation, 7.00% due 07/01/07      $  500,000        $   483,550
  Hudson Respiratory Care Inc.
    9.125% due 04/15/08                     350,000            347,812
  Pharmerica Inc. 8.375% due
    04/01/08                                550,000            547,250
  PHP Healthcare Corporation 6.50%
    due 12/15/02                            550,000            302,500
  Rural/Metro Corporation 7.875%
    due 03/15/08                            750,000            721,875
  Tenet Healthcare Corporation
    6.00% due 12/01/05                      450,000            410,625
                                                           -----------
                                                             2,813,612
METALS & MINING -- 2.36%
  AK Steel Corporation 9.125% due
    12/15/06                                450,000            470,250
  Kaiser Aluminum & Chemical
    Corporation, 10.875% due
    10/15/06                                250,000            268,750
  Metals USA Inc. 8.625% due
    02/15/08                                250,000            240,000
  Oregon Steel Mills Inc. 11.00%
    due 06/15/03                            250,000            267,500
  WCI Steel Inc. 10.00% due
    12/01/04                                700,000            715,750
  WHX Corporation 10.50% due
    04/15/05                             $  150,000            152,625
                                                           -----------
                                                             2,114,875
PAGING SERVICES -- 0.01%
  Pagemart Nationwide Inc.                      875              8,750
PAPER & FOREST PRODUCTS -- 0.67%
  Maxxam Group Inc. 11.25% due
    08/01/03                             $  200,000            211,500
  SD Warren Company 12.00% due
    12/15/04                                350,000            388,938
                                                           -----------
                                                               600,438
PRINTING & PUBLISHING -- 0.95%
  Nebraska Book Company 8.75% due
    02/15/08                                500,000            481,875
  Von Hoffmann Press Inc. 10.375%
    due 05/15/07                            350,000            374,938
                                                           -----------
                                                               856,813
REAL ESTATE -- 0.69%
  Crown Castle International
    Corporation, Zero Coupon due
    11/15/07                                900,000            615,375
RETAIL -- 4.69%
  Ann Taylor Inc. 8.75% due
    06/15/00                                200,000            200,750
  Charming Shoppes Inc. 7.50% due
    07/15/06                                350,000            336,000
  Cole National Group Inc. 8.625%
    due 08/15/07                            850,000            871,250
  Jitney Jungle Stores America
    Inc., 10.375% due 09/15/07              500,000            533,750
  Meyer Fred Inc. 7.45% due
    03/01/08                              1,150,000          1,154,013
  Randalls Food Markets Inc. 9.375%
    due 07/01/07                          1,050,000          1,113,000
                                                           -----------
                                                             4,208,763

                                     NUMBER OF SHARES OR
            DESCRIPTION               PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
TELECOMMUNICATIONS -- 14.10%
  21St Century Telecom Group Inc.
    Zero Coupon due 02/15/08             $  850,000        $   479,188
  CCPR Services Inc. 10.00% due
    02/01/07                                650,000            655,687
  Comcast Cellular Holdings Inc.
    9.50% due 05/01/07                    1,400,000          1,461,250
  E. Spire Communications Inc. Zero
    Coupon due 11/01/05                  $  800,000            678,000
  E. Spire Communications Inc.
    (Wts) (a)                                   300             51,300
  Firstworld Communications Inc.
    Zero Coupon due 04/15/08             $  300,000            141,000
  Flag Ltd. 8.25% due 01/30/08              250,000            252,188
  ICG Holdings Inc. Zero Coupon due
    05/01/06                                900,000            724,500
  ICG Services Inc. Zero Coupon due
    02/15/08                             $  250,000            152,188
  Intermedia Communications Inc.                186              7,800
  McLeodUSA Inc. Zero Coupon due
    03/01/07                             $  650,000            484,250
  Metronet Communications
    Corporation, Zero Coupon due
    11/01/07                              1,250,000            794,687
  Metronet Communications
    Corporation, 12.00% due
    08/15/07                             $  100,000            115,750
  Metronet Communications
    Corporation (Wts) (a)                       100              5,050
  Nextel Communications Inc. Zero
    Coupon due 09/15/07                  $1,300,000            879,125
  Nextel Communications Inc. Zero
    Coupon due 10/31/07                     900,000            581,625
  Nextlink Communications Inc.
    9.45% due 04/15/08                    1,200,000            736,500
  RCN Corporation Zero Coupon due
    10/15/07                              1,550,000            969,062
  Rogers Cantel Inc. 8.80% due
    10/01/07                                850,000            839,375
  Sprint Spectrum L P Zero Coupon
    due 08/15/06                          2,000,000          1,710,000
  Teligent Inc. Zero Coupon due
    03/01/08                                200,000            110,250
  Winstar Communications Inc.
    10.00% due 03/15/08                     500,000            496,250
  Winstar Equipment Corporation
    12.50% due 03/15/04                     300,000            338,250
                                                           -----------
                                                            12,663,275
TEXTILES -- 3.45%
  Phillips Van Heusen Corporation
    9.50% due 05/01/08                      900,000            901,125
  Pillowtex Corporation 9.00% due
    12/15/07                                350,000            359,625
  Polymer Group Inc. 9.00% due
    07/01/07                                500,000            508,750
  Westpoint Stevens Inc. 7.875% due
    06/15/08                                800,000            798,000
  William Carter Company Acquired
    10.375% due 12/01/06                    500,000            535,000
                                                           -----------
                                                             3,102,500
TRANSPORTATION -- 0.90%
  Eletson Holdings Inc. 9.25% due
    11/15/03                                300,000            308,250
  TBS Shipping International Ltd.
    10.00% due 05/01/05                     550,000            501,875
                                                           -----------
                                                               810,125

                         ENTERPRISE ACCUMULATION TRUST
                    HIGH-YIELD BOND PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998

                                     NUMBER OF SHARES OR
            DESCRIPTION               PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
UTILITIES -- 2.09%
  Calenergy Inc. 7.63% due 10/15/07      $  100,000        $   100,989
  Ferrellgas Partners L P 9.375%
    due 06/15/06                            300,000            319,125
  Midland Funding Corporation
    10.33% due 07/23/02                     116,462            125,197
  Niagara Mohawk Power Corporation
    7.75% due 10/01/08                    1,300,000          1,332,500
                                                           -----------
                                                             1,877,811
WASTE MANAGEMENT -- 0.12%
  Allied Waste N A Inc. 10.25% due
    12/01/06                                100,000            110,125
                                                           -----------
TOTAL CORPORATE BONDS, CONVERTIBLE SECURITIES & COMMON
STOCKS
(IDENTIFIED COST $74,014,798)                               75,671,726
----------------------------------------------------------------------
FOREIGN BONDS -- 7.59%
----------------------------------------------------------------------
APPAREL & TEXTILES -- 0.27%
  Reliance Industries Ltd. 8.25%
    due 01/15/27                            250,000            240,505
BASIC INDUSTRIES -- 0.83%
  Cemex S A 12.75% due 07/15/06             650,000            744,802
BROADCASTING -- 1.62%
  Grupo Televisa S A 11.375% due
    05/15/03                                400,000            430,548
  Grupo Televisa S A De C V 11.875%
    due 05/15/06                            300,000            390,488
  Satelites Mexicanos S A De C V
    10.125% due 11/01/04                    650,000            635,550
                                                           -----------
                                                             1,456,586
CABLE -- 0.39%
  Kabelmedia Holding Zero Coupon
    due 08/01/06                            450,000            348,188
CAPITAL GOODS & SERVICES -- 0.43%
  Cemex International Capital Inc.
    9.66% due 12/29/49                      400,000            386,000
CONTAINERS/PACKAGING -- 0.46%
  Viacap SA De C V 11.375% due
    05/15/07                                400,000            409,248
ENERGY -- 0.60%
  Petroleos Mexicanos 8.85% due
    09/15/07                                250,000            246,073
  Petroleos Mexicanos 9.00% due
    06/01/07                                300,000            297,507
                                                           -----------
                                                               543,580
GOVERNMENT BOND -- 1.90%
  Argentina Rep Global 11.00% due
    10/09/06                                500,000            530,370
  Korea Rep 8.875% due 04/15/08             300,000            271,164
  Russian Federation 10.00% due
    06/26/07                                200,000            151,500
  Turkiye Cumhuriyeti 10.00% due
    09/19/07                                200,000            198,872
  United Mexican States 8.625% due
    03/12/08                                250,000            241,547
  United Mexican States 9.875% due
    01/15/07                                300,000            310,788
                                                           -----------
                                                             1,704,241

                                     NUMBER OF SHARES OR
            DESCRIPTION               PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
METALS & MINING -- 0.10%
  Hylsa SA De CV 9.25% due 09/15/07      $  100,000        $    94,000
PAPER & FOREST PRODUCTS -- 0.52%
  Indah Kiat Finance Mauritius
    Ltd., 10.00% due 07/01/07               250,000            176,875
  Indah Kiat International Finance
    Co., 11.875% due 06/15/02               100,000             81,881
  Pindo Deli Finance Mauritius
    Ltd., 10.75% due 10/01/07               300,000            207,750
                                                           -----------
                                                               466,506
TRANSPORTATION -- 0.47%
  TFM S A De C V 10.25% due
    06/15/07                                150,000            144,824
  Transportacion Maritima 10.00%
    due 11/15/06                            300,000            279,783
                                                           -----------
                                                               424,607
                                                           -----------
TOTAL FOREIGN BONDS
(IDENTIFIED COST $7,056,420)                                 6,818,263
----------------------------------------------------------------------

U.S. TREASURY NOTES AND BONDS -- 3.37%
----------------------------------------------------------------------
  U.S. Treasury Bond 6.375% due
    08/15/27                                250,000            274,805
  U.S. Treasury Note 5.50% due
    05/31/03                              2,250,000          2,247,698
  U.S. Treasury Note 5.625% due
    05/15/08                             $  500,000            506,640
                                                           -----------
                                                             3,029,143
                                                           -----------
TOTAL U.S. TREASURY NOTES AND BONDS
(IDENTIFIED COST $2,999,473)                                 3,029,143
----------------------------------------------------------------------
PREFERRED STOCK -- 0.29%
----------------------------------------------------------------------
DRUGS & MEDICAL PRODUCTS -- 0.29%
  Fresenius Med Care Capital Trust              250            261,875
                                                           -----------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $263,906)                                     261,875
----------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.41%
----------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement, 4.00% due
    07/01/98 Collateral: U.S.
    Treasury Bond $1,955,000,
    12.50% due 08/15/14 Value
    $3,125,357                           $3,060,000          3,060,000
                                                           -----------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $3,060,000)                                 3,060,000
----------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $87,394,597)                              $88,841,007
OTHER ASSETS LESS LIABILITIES -- 1.07%                         956,545
                                                           -----------
NET ASSETS 100%                                            $89,797,552
======================================================================

(a) Non-income producing security.

(Wts) Warrants.

                See accompanying notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

                                 JUNE 30, 1998

                                                           SMALL COMPANY                    INTERNATIONAL   HIGH-YIELD
                                               EQUITY          VALUE          MANAGED          GROWTH          BOND
                                             PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO      PORTFOLIO
                                            ------------   -------------   --------------   -------------   -----------
                 ASSETS:
Investments, at value.....................  $620,875,376   $467,684,895    $3,075,835,481    $90,963,270    $88,841,007
Foreign currency at value
  (cost -- $1,379,698)....................            --             --                --      1,373,551             --
Cash and other............................         2,900          3,302           (12,762)        (5,748)         4,523
Receivable for investments sold...........            --      1,497,089        18,528,113      1,093,385             --
Receivable for fund shares sold...........       662,798        840,796         2,008,987        147,791        192,925
Dividends receivable......................       774,748        153,553         1,875,110        366,195             --
Interest receivable.......................         2,782            945           342,945             --      1,614,072
                                            ------------   ------------    --------------    -----------    -----------
          Total assets....................   622,318,604    470,180,580     3,098,577,874     93,938,444     90,652,527
                                            ------------   ------------    --------------    -----------    -----------
               LIABILITIES:
Payable for investments purchased.........            --     11,548,612        47,069,257      1,766,540        718,112
Payable for fund shares redeemed..........       283,214        134,387           803,406         17,489         68,799
Investment advisory fee payable...........       392,441        287,503         1,779,866         62,823         43,395
Forward currency contracts (net),
  payable.................................            --             --                --        607,177             --
Other accrued expenses....................        98,018         62,018           362,669         74,489         24,669
                                            ------------   ------------    --------------    -----------    -----------
          Total liabilities...............       773,673     12,032,520        50,015,198      2,528,518        854,975
                                            ------------   ------------    --------------    -----------    -----------
NET ASSETS:
Accumulated paid-in capital...............   392,778,380    310,301,506     1,708,568,032     75,621,299     86,054,202
Accumulated undistributed net investment
  income..................................    10,585,271      1,622,518        55,561,693      1,714,862             --
Accumulated undistributed net realized
  gain on investments.....................    52,719,985     34,624,341       425,048,141      5,085,782      2,296,940
Net unrealized appreciation on investments
  and translation of foreign currencies
  denominated amounts.....................   165,461,295    111,599,695       859,384,810      8,987,983      1,446,410
                                            ------------   ------------    --------------    -----------    -----------
          Total net assets................  $621,544,931   $458,148,060    $3,048,562,676    $91,409,926    $89,797,552
                                            ============   ============    ==============    ===========    ===========
Fund shares outstanding...................    15,817,508     14,989,812        66,772,765     13,045,598     15,595,387
                                            ------------   ------------    --------------    -----------    -----------
Net asset value per share.................        $39.29         $30.56            $45.66          $7.01          $5.76
                                            ============   =============   ==============   =============   ===========
INVESTMENTS AT COST.......................  $455,414,081   $356,085,200    $2,216,450,671    $81,355,120    $87,394,597

                See accompanying notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                      STATEMENTS OF OPERATIONS (UNAUDITED)

                         SIX MONTHS ENDED JUNE 30, 1998

                                                           SMALL COMPANY                  INTERNATIONAL   HIGH-YIELD
                                               EQUITY          VALUE         MANAGED         GROWTH          BOND
                                              PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO
                                             -----------   -------------   ------------   -------------   ----------
INVESTMENT INCOME:
     Dividends.............................  $ 4,346,813*   $ 1,446,909    $ 28,315,433    $ 1,146,369*   $   11,250
     Interest..............................    2,714,206        883,465      11,510,507        124,888     3,336,633
                                             -----------    -----------    ------------    -----------    ----------
          Total............................    7,061,019      2,330,374      39,825,940      1,271,257     3,347,883
                                             -----------    -----------    ------------    -----------    ----------
OPERATING EXPENSES:
     Investment advisory fee...............    2,259,799      1,646,965      10,427,250        363,131       238,409
     Custodian and fund accounting fees....       53,047         55,184         228,716        134,745        32,324
     Reports and notices to shareholders...       37,515         34,494         139,200          3,952         6,360
     Trustees' fees and expenses...........       11,114          9,651          30,159          8,028         7,793
     Audit and legal fees..................        6,960          4,156          37,797          1,157           964
     Miscellaneous.........................       13,480          8,180          78,602          2,311         1,493
                                             -----------    -----------    ------------    -----------    ----------
          Total operating expenses.........    2,381,915      1,758,630      10,941,724        513,324       287,343
                                             -----------    -----------    ------------    -----------    ----------
            NET INVESTMENT INCOME..........    4,679,104        571,744      28,884,216        757,933     3,060,540
                                             -----------    -----------    ------------    -----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET:
     Net realized gain on security
       transactions........................   31,124,076      9,471,963     241,799,410      3,580,825       927,987
     Net realized loss on foreign currency
       transactions........................           --             --              --     (1,400,155)           --
                                             -----------    -----------    ------------    -----------    ----------
     Net realized gain on investments......   31,124,076      9,471,963     241,799,410      2,180,670       927,987
     Net change in unrealized gain (loss)
       on investments and translation of
       foreign currencies denominated
       amounts.............................   27,942,672     44,792,488      50,664,251      7,362,562      (523,690)
                                             -----------    -----------    ------------    -----------    ----------
          Net realized and unrealized gain
            (loss) on investments..........   59,066,748     54,264,451     292,463,661      9,543,232       404,297
                                             -----------    -----------    ------------    -----------    ----------
          NET INCREASE IN NET ASSETS
            RESULTING FROM OPERATIONS......  $63,745,852    $54,836,195    $321,347,877    $10,301,165    $3,464,837
                                             ===========    ===========    ============    ===========    ==========

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

* Net of foreign taxes withheld of $21,940 and $159,554, respectively.

                         ENTERPRISE ACCUMULATION TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                      EQUITY PORTFOLIO             SMALL COMPANY VALUE PORTFOLIO
                                              --------------------------------    --------------------------------
                                                (UNAUDITED)        YEAR ENDED       (UNAUDITED)        YEAR ENDED
                                              SIX MONTHS ENDED    DECEMBER 31,    SIX MONTHS ENDED    DECEMBER 31,
                                               JUNE 30, 1998          1997         JUNE 30, 1998          1997
                                              ----------------    ------------    ----------------    ------------
OPERATIONS:
  Net investment income.....................    $  4,679,104      $  5,906,243      $    571,744      $    564,870
  Net realized gain on investments..........      31,124,076        21,596,989         9,471,963        25,509,856
  Net realized loss on futures..............              --                --                --                --
  Net change in unrealized gain on
     investments............................      27,942,672        66,581,351        44,792,488        68,857,605
                                                ------------      ------------      ------------      ------------
     Net increase in net assets resulting
       from operations......................      63,745,852        94,084,583        54,836,195        94,932,331
                                                ------------      ------------      ------------      ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income.....................              --        (4,530,879)               --        (1,934,367)
  Net realized gains........................              --       (12,619,248)               --       (29,120,607)
                                                ------------      ------------      ------------      ------------
          Total dividends and distributions
            to shareholders.................              --       (17,150,127)               --       (31,054,974)
                                                ------------      ------------      ------------      ------------
FUND SHARE TRANSACTIONS:
  Net proceeds from sales...................      91,765,977       194,805,120        81,328,350       125,153,914
  Reinvestment of dividends and
     distributions..........................              --        17,150,127                --        31,054,974
  Cost of shares redeemed...................     (51,770,217)      (85,993,316)      (43,282,306)      (47,524,243)
                                                ------------      ------------      ------------      ------------
     Net increase in net assets from fund
       share transactions...................      39,995,760       125,961,931        38,046,044       108,684,645
                                                ------------      ------------      ------------      ------------
          Total increase in net assets......     103,741,612       202,896,387        92,882,239       172,562,002
NET ASSETS:
  Beginning of year.........................     517,803,319       314,906,932       365,265,821       192,703,819
                                                ------------      ------------      ------------      ------------
  End of year...............................    $621,544,931      $517,803,319      $458,148,060      $365,265,821
                                                ============      ============      ============      ============
SHARES ISSUED AND REDEEMED:
  Issued....................................       2,425,900         6,024,088         2,793,448         4,898,620
  Issued in reinvestment of dividends and
     distributions..........................              --           488,747                --         1,163,108
  Redeemed..................................      (1,366,691)       (2,666,560)       (1,483,577)       (1,911,458)
                                                ------------      ------------      ------------      ------------
     Net increase...........................       1,059,209         3,846,275         1,309,871         4,150,270
                                                ============      ============      ============      ============

                See accompanying notes to financial statements.

             MANAGED PORTFOLIO           INTERNATIONAL GROWTH PORTFOLIO       HIGH-YIELD BOND PORTFOLIO
     ---------------------------------   -------------------------------   -------------------------------
       (UNAUDITED)        YEAR ENDED       (UNAUDITED)       YEAR ENDED      (UNAUDITED)       YEAR ENDED
     SIX MONTHS ENDED    DECEMBER 31,    SIX MONTHS ENDED   DECEMBER 31,   SIX MONTHS ENDED   DECEMBER 31,
      JUNE 30, 1998          1997         JUNE 30, 1998         1997        JUNE 30, 1998         1997
     ----------------   --------------   ----------------   ------------   ----------------   ------------
      $   28,884,216    $   26,677,682     $    757,933     $    952,492     $ 3,060,540      $ 4,219,431
         241,799,410       183,271,808        2,180,670        3,093,961         927,987        1,426,942
                  --                --               --               --              --          (40,672)
          50,664,251       286,998,102        7,362,562       (1,712,233)       (523,690)         876,263
      --------------    --------------     ------------     ------------     -----------      -----------
         321,347,877       496,947,592       10,301,165        2,334,220       3,464,837        6,481,964
      --------------    --------------     ------------     ------------     -----------      -----------
                  --       (34,358,125)              --         (469,566)     (3,060,540)      (4,578,453)
                  --       (86,729,089)              --       (1,839,878)             --               --
      --------------    --------------     ------------     ------------     -----------      -----------
                  --      (121,087,214)              --       (2,309,444)     (3,060,540)      (4,578,453)
      --------------    --------------     ------------     ------------     -----------      -----------
         298,017,716       764,890,598       16,485,982       44,114,615      24,388,916       37,450,856
                  --       121,087,214               --        2,309,444       3,060,540        4,578,453
        (243,734,963)     (524,249,625)     (13,524,724)     (21,069,633)     (6,420,374)      (9,979,756)
      --------------    --------------     ------------     ------------     -----------      -----------
          54,282,753       361,728,187        2,961,258       25,354,426      21,029,082       32,049,553
      --------------    --------------     ------------     ------------     -----------      -----------
         375,630,630       737,588,565       13,262,423       25,379,202      21,433,379       33,953,064
       2,672,932,046     1,935,343,481       78,147,503       52,768,301      68,364,173       34,411,109
      --------------    --------------     ------------     ------------     -----------      -----------
      $3,048,562,676    $2,672,932,046     $ 91,409,926     $ 78,147,503     $89,797,552      $68,364,173
      ==============    ==============     ============     ============     ===========      ===========
           6,768,402        20,029,862        2,429,039        6,817,722       4,207,409        6,681,479
                  --         2,969,279               --          373,696         528,073          813,628
          (5,538,290)      (13,856,866)      (2,030,155)      (3,259,958)     (1,107,006)      (1,778,183)
      --------------    --------------     ------------     ------------     -----------      -----------
           1,230,112         9,142,275          398,884        3,931,460       3,628,476        5,716,924
      ==============    ==============     ============     ============     ===========      ===========

                See accompanying notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                                EQUITY PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                                            (UNAUDITED)                             YEARS ENDED DECEMBER 31,
                                          SIX MONTHS ENDED      ----------------------------------------------------------------
                                           JUNE 30, 1998          1997          1996          1995          1994          1993
                                          ----------------      --------      --------      --------      --------      --------
Net asset value, beginning of year......      $  35.09          $  28.86      $  23.35      $  18.14      $ 17.95       $ 17.23
                                              --------          --------      --------      --------      -------       -------
Income from investment operations:
  Net investment income.................          0.27              0.30          0.37          0.33         0.28          0.18
  Net realized and unrealized gain on
     investments........................          3.93              7.13          5.52          6.38         0.41          1.13
                                              --------          --------      --------      --------      -------       -------
          Total from investment
            operations..................          4.20              7.43          5.89          6.71         0.69          1.31
                                              --------          --------      --------      --------      -------       -------
Less dividends and distributions:
  Dividends to shareholders from net
     investment income..................            --              0.32          0.09          0.49         0.18          0.17
  Distribution to shareholders from net
     capital gains......................            --              0.88          0.29          1.01         0.32          0.42
                                              --------          --------      --------      --------      -------       -------
          Total dividends and
            distributions...............            --              1.20          0.38          1.50         0.50          0.59
                                              --------          --------      --------      --------      -------       -------
Net asset value, end of year............      $  39.29          $  35.09      $  28.86      $  23.35      $ 18.14       $ 17.95
                                              ========          ========      ========      ========      =======       =======
          Total return..................         11.97%B           25.76%        25.22%        38.44%        3.87%         7.85%
                                              --------          --------      --------      --------      -------       -------
Net assets, end of year (000)...........      $621,545          $517,803      $314,907      $167,963      $88,583       $66,172
                                              --------          --------      --------      --------      -------       -------
Ratio of net operating expenses to
  average net assets....................          0.83%A            0.84%         0.81%         0.69%        0.67%         0.72%
                                              --------          --------      --------      --------      -------       -------
Ratio of net operating expenses
  (excluding waivers) to average net
  assets................................          0.83%A            0.84%         0.81%         0.72%        0.69%         0.72%
                                              --------          --------      --------      --------      -------       -------
Ratio of net investment income to
  average net assets....................          1.62%A            1.42%         1.94%         1.94%        1.81%         1.47%
                                              --------          --------      --------      --------      -------       -------
Ratio of net investment income
  (excluding waivers) to average net
  assets................................          1.62%A            1.42%         1.94%         1.91%        1.79%         1.47%
                                              --------          --------      --------      --------      -------       -------
Portfolio turnover......................            32%A              17%           30%           29%          38%           15%
                                              --------          --------      --------      --------      -------       -------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
A Annualized.
B Not annualized.

                         ENTERPRISE ACCUMULATION TRUST

                         SMALL COMPANY VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                                            (UNAUDITED)                       YEARS ENDED DECEMBER 31,
                                          SIX MONTHS ENDED      ----------------------------------------------------
                                           JUNE 30, 1998          1997       1996       1995       1994       1993
                                          ----------------      --------   --------   --------   --------   --------
Net asset value, beginning of year......      $  26.70          $  20.22   $  18.48   $  17.56   $  18.62   $  16.72
                                              --------          --------   --------   --------   --------   --------
Income from investment operations:
  Net investment income.................          0.03              0.05       0.25       0.32       0.19       0.10
  Net realized and unrealized gain
     (loss) on investments..............          3.83              8.91       1.82       1.75      (0.16)      2.98
                                              --------          --------   --------   --------   --------   --------
          Total from investment
            operations..................          3.86              8.96       2.07       2.07       0.03       3.08
                                              --------          --------   --------   --------   --------   --------
Less dividends and distributions:
  Dividends to shareholders from net
     investment income..................            --              0.15       0.12       0.40       0.10       0.10
  Distribution to shareholders from net
     capital gains......................            --              2.33       0.21       0.75       0.99       1.08
                                              --------          --------   --------   --------   --------   --------
          Total dividends and
            distributions...............            --              2.48       0.33       1.15       1.09       1.18
                                              --------          --------   --------   --------   --------   --------
Net asset value, end of year............      $  30.56          $  26.70   $  20.22   $  18.48   $  17.56   $  18.62
                                              ========          ========   ========   ========   ========   ========
          Total return..................         14.46%B           44.32%     11.21%     12.28%      0.02%     19.51%
                                              --------          --------   --------   --------   --------   --------
Net assets, end of year (000)...........      $458,148          $365,266   $192,704   $166,061   $144,880   $105,635
                                              --------          --------   --------   --------   --------   --------
Ratio of net operating expenses to
  average net assets....................          0.85%A            0.86%      0.84%      0.69%      0.66%      0.74%
                                              --------          --------   --------   --------   --------   --------
Ratio of net operating expenses
  (excluding waivers) to average net
  assets................................          0.85%A            0.86%      0.84%      0.72%      0.67%      0.74%
                                              --------          --------   --------   --------   --------   --------
Ratio of net investment income to
  average net assets....................          0.28%A            0.21%      1.35%      1.86%      1.30%      1.06%
                                              --------          --------   --------   --------   --------   --------
Ratio of net investment income
  (excluding waivers) to average net
  assets................................          0.28%A            0.21%      1.35%      1.83%      1.29%      1.06%
                                              --------          --------   --------   --------   --------   --------
Portfolio turnover......................            36%A              58%       137%        70%        58%        70%
                                              --------          --------   --------   --------   --------   --------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
A Annualized.
B Not annualized.

                         ENTERPRISE ACCUMULATION TRUST

                               MANAGED PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                                      (UNAUDITED)                                YEARS ENDED DECEMBER 31,
                                    SIX MONTHS ENDED      ----------------------------------------------------------------------
                                     JUNE 30, 1998           1997            1996            1995           1994          1993
                                    ----------------      ----------      ----------      ----------      --------      --------
Net asset value, beginning of
  year............................     $    40.78         $    34.31      $    28.06      $    20.82      $  21.35      $  20.11
                                       ----------         ----------      ----------      ----------      --------      --------
Income from investment operations:
  Net investment income...........           0.43               0.35            0.59            0.40          0.40          0.46
  Net realized and unrealized gain
     on investments...............           4.45               8.06            5.99            8.97          0.15          1.55
                                       ----------         ----------      ----------      ----------      --------      --------
          Total from investment
            operations............           4.88               8.41            6.58            9.37          0.55          2.01
                                       ----------         ----------      ----------      ----------      --------      --------
Less dividends and distributions:
  Dividends to shareholders from
     net investment income........             --               0.55            0.06            0.75          0.46          0.24
  Distribution to shareholders
     from net capital gains.......             --               1.39            0.27            1.38          0.62          0.53
                                       ----------         ----------      ----------      ----------      --------      --------
          Total dividends and
            distributions.........             --               1.94            0.33            2.13          1.08          0.77
                                       ----------         ----------      ----------      ----------      --------      --------
Net asset value, end of year......     $    45.66         $    40.78      $    34.31      $    28.06      $  20.82      $  21.35
                                       ==========         ==========      ==========      ==========      ========      ========
          Total return............          11.97%B            24.50%          23.47%          46.89%         2.57%        10.39%
                                       ----------         ----------      ----------      ----------      --------      --------
Net assets, end of year (000).....     $3,048,563         $2,672,932      $1,935,343      $1,264,718      $689,252      $525,163
                                       ----------         ----------      ----------      ----------      --------      --------
Ratio of net operating expenses to
  average net assets..............           0.76%A             0.76%           0.74%           0.67%         0.64%         0.66%
                                       ----------         ----------      ----------      ----------      --------      --------
Ratio of net operating expenses
  (excluding waivers) to average
  net assets......................           0.76%A             0.76%           0.74%           0.67%         0.64%         0.66%
                                       ----------         ----------      ----------      ----------      --------      --------
Ratio of net investment income to
  average net assets..............           2.00%A             1.14%           2.16%           1.80%         2.23%         3.21%
                                       ----------         ----------      ----------      ----------      --------      --------
Ratio of net investment income
  (excluding waivers) to average
  net assets......................           2.00%A             1.14%           2.16%           1.80%         2.23%         3.21%
                                       ----------         ----------      ----------      ----------      --------      --------
Portfolio turnover................             48%A               32%             29%             31%           33%           21%
                                       ----------         ----------      ----------      ----------      --------      --------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
A Annualized.
B Not annualized.

                         ENTERPRISE ACCUMULATION TRUST

                         INTERNATIONAL GROWTH PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                                           (UNAUDITED)           YEARS ENDED DECEMBER 31,           PERIOD OF
                                         SIX MONTHS ENDED      -----------------------------    NOVEMBER 18, 1994-
                                          JUNE 30, 1998         1997       1996       1995      DECEMBER 31, 1994
                                         ----------------      -------    -------    -------    ------------------
Net asset value, beginning of year...        $  6.18           $  6.05    $  5.39    $  4.96          $ 5.00
                                             -------           -------    -------    -------          ------
Income from investment operations:
  Net investment income..............           0.06              0.06       0.05       0.04              --
  Net realized and unrealized gain
     (loss) on investments...........           0.77              0.26       0.63       0.67           (0.04)
                                             -------           -------    -------    -------          ------
          Total from investment
            operations...............           0.83              0.32       0.68       0.71           (0.04)
                                             -------           -------    -------    -------          ------
Less dividends and distributions:
  Dividends to shareholders from net
     investment income...............             --              0.04         --       0.04              --
  Distribution to shareholders from
     net capital gains...............             --              0.15       0.02       0.24              --
                                             -------           -------    -------    -------          ------
          Total dividends and
            distributions............             --              0.19       0.02       0.28              --
                                             -------           -------    -------    -------          ------
Net asset value, end of year.........        $  7.01           $  6.18    $  6.05    $  5.39          $ 4.96
                                             =======           =======    =======    =======          ======
          Total return...............          13.43%B            5.26%     12.65%     14.64%          (0.80)%B
                                             -------           -------    -------    -------          ------
Net assets, end of year (000)........        $91,410           $78,148    $52,768    $18,598          $3,247
                                             -------           -------    -------    -------          ------
Ratio of net operating expenses to
  average net assets.................           1.20%A            1.19%      1.38%      1.55%           1.55% A
                                             -------           -------    -------    -------          ------
Ratio of net operating expenses
  (excluding waivers) to average net
  assets.............................           1.20%A            1.19%      1.38%      2.21%           8.85% A
                                             -------           -------    -------    -------          ------
Ratio of net investment income to
  average net assets.................           1.77%A            1.34%      1.32%      1.17%           0.80% A
                                             -------           -------    -------    -------          ------
Ratio of net investment income
  (excluding waivers) to average net
  assets.............................           1.77%A            1.34%      1.32%      0.51%          (6.34)%A
                                             -------           -------    -------    -------          ------
Portfolio turnover...................             37%A              28%        21%        27%              0% A
                                             -------           -------    -------    -------          ------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
A Annualized.
B Not annualized.

                         ENTERPRISE ACCUMULATION TRUST

                           HIGH-YIELD BOND PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                                              (UNAUDITED)           YEARS ENDED DECEMBER 31,           PERIOD OF
                                            SIX MONTHS ENDED      -----------------------------    NOVEMBER 18, 1994-
                                             JUNE 30, 1998         1997       1996       1995      DECEMBER 31, 1994
                                            ----------------      -------    -------    -------    ------------------
Net asset value, beginning of year......        $  5.71           $  5.51    $  5.31    $  4.98          $ 5.00
                                                -------           -------    -------    -------          ------
Income from investment operations:
  Net investment income.................           0.22              0.51       0.45       0.45            0.04
  Net realized and unrealized gain
     (loss) on investments..............           0.05              0.20       0.21       0.35           (0.01)
                                                -------           -------    -------    -------          ------
          Total from investment
            operations..................           0.27              0.71       0.66       0.80            0.03
                                                -------           -------    -------    -------          ------
Less dividends and distributions:
  Dividends to shareholders from net
     investment income..................           0.22              0.51       0.45       0.45            0.05
  Distribution to shareholders from net
     capital gains......................             --                --       0.01       0.02              --
                                                -------           -------    -------    -------          ------
          Total dividends and
            distributions...............           0.22              0.51       0.46       0.47            0.05
                                                -------           -------    -------    -------          ------
Net asset value, end of year............        $  5.76           $  5.71    $  5.51    $  5.31          $ 4.98
                                                =======           =======    =======    =======          ======
          Total return..................           4.78%B           13.38%     12.93%     16.59%           0.50%B
                                                -------           -------    -------    -------          ------
Net assets, end of year (000)...........        $89,798           $68,364    $34,411    $15,223          $1,421
                                                -------           -------    -------    -------          ------
Ratio of net operating expenses to
  average net assets....................           0.72%A            0.77%      0.85%      0.85%           0.85%A
                                                -------           -------    -------    -------          ------
Ratio of net operating expenses
  (excluding waivers) to average net
  assets................................           0.72%A            0.77%      0.94%      1.59%           7.80%A
                                                -------           -------    -------    -------          ------
Ratio of net investment income to
  average net assets....................           7.70%A            8.47%      8.57%      8.51%           7.84%A
                                                -------           -------    -------    -------          ------
Ratio of net investment income
  (excluding waivers) to average net
  assets................................           7.70%A            8.47%      8.48%      7.77%           0.80%A
                                                -------           -------    -------    -------          ------
Portfolio turnover......................            135%A             175%       175%       115%              0%A
                                                -------           -------    -------    -------          ------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
A Annualized.
B Not annualized.

                         ENTERPRISE ACCUMULATION TRUST

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                 JUNE 30, 1998

1. ORGANIZATION

     Enterprise Accumulation Trust (the "Trust") was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust is authorized to issue an unlimited number of five classes of shares of beneficial interest at $.01 par value: the Equity Portfolio, the Small Company Value Portfolio, the Managed Portfolio, the International Growth Portfolio and the High-Yield Bond Portfolio. Prior to May 1, 1998, the Small Company Value Portfolio was known as the Small Cap Portfolio.

     The Trust serves as an investment vehicle for MONYMaster, a flexible payment variable annuity policy, and MONY Equity Master, a flexible premium variable universal life insurance policy, issued by The Mutual Life Insurance Company of New York, Inc. ("MONY") and MONY America, a wholly-owned subsidiary of MONY. The Trust also serves as an investment vehicle for a corporate-sponsored variable universal life product issued by MONY America.

2. SIGNIFICANT ACCOUNTING POLICIES

     Valuation of Investments -- The Equity, Small Company Value, Managed, International Growth and High-Yield Bond Portfolios: investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

     Special Valuation Risk -- The high-yield securities in which the High-Yield Bond Portfolio may invest may be considered speculative in regard to the issuer's continuing ability to meet principal and interest payments. The value of the lower rated securities in which the High-Yield Bond Portfolio may invest will be affected by the credit worthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.

     Repurchase Agreements -- Each Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, a Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio's holding period. Under each repurchase agreement, the Portfolio receives, as collateral, securities whose market value (including interest) is at least equal to the repurchase price.

     Futures Contracts -- Upon entering into such a contract, a Portfolio is required to deposit with the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments, known as "variation margin," are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed and reverses any unrealized appreciation or depreciation previously recorded. There were no open futures contracts held in any of the Portfolios at June 30, 1998.

     Foreign Currency Translation -- Securities, other assets and liabilities of the International Growth Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains and losses are realized upon ultimate receipt or disbursement. The Trust does not isolate that portion of its realized and unrealized gains on investments from changes in foreign exchange rates from fluctuations arising from changes in the market prices of the investments.

                         ENTERPRISE ACCUMULATION TRUST

                                 JUNE 30, 1998

     Security Transactions and Investment Income -- Security transactions are accounted for on the trade date. In determining the gain or loss from the sale of securities, the cost of securities sold has been determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over lives of the respective securities.

     Expenses -- Each portfolio bears expenses incurred specifically on its behalf as well as a portion of the common expenses of the Trust.

     Federal Income Tax -- No provision for Federal income or excise taxes is required, because the Trust intends to continue to qualify as a regulated investment company and distribute all of its taxable income to shareholders.

     Use of Estimates in Preparation of Financial Statements -- Preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Dividends and Distributions -- The Equity, Small Company Value, Managed and International Growth Portfolios: Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The High-Yield Bond Portfolio: Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually.

3. FINANCIAL INSTRUMENTS

     As part of its investment program, the International Growth Portfolio utilizes forward currency exchange contracts to manage exposure to currency fluctuations and hedge against adverse changes in connection with purchases and sales of securities. The Portfolio enters into forward contracts only for hedging purposes. At June 30, 1998, the International Growth Portfolio had entered into various forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Outstanding contracts at June 30, 1998 are as follows:

                                      CONTRACT TO                 NET UNREALIZED
    SETTLEMENT          ---------------------------------------   APPRECIATION/
       DATE                  RECEIVE              DELIVER         (DEPRECIATION)
    ----------          ------------------   ------------------   --------------
     7/17/98            USD      1,723,475   AUD      2,600,000     $ 109,112
     7/17/98            AUD      4,400,000   USD      3,008,940      (276,940)
     7/17/98            USD      1,793,722   BEL     67,000,000        (9,606)
     7/17/98            CAD      1,900,000   USD      1,328,346       (36,687)
     7/17/98            CHF      2,700,000   USD      1,842,123       (56,071)
     7/17/98            USD      1,004,733   CHF      1,450,000        45,557
     7/17/98            USD        386,612   DEM        700,000        (1,938)
     7/17/98            DEM      1,800,000   USD      1,005,053        (5,924)
     7/17/98            DKK      5,700,000   USD        825,489         4,833
     7/17/98            ESP    420,000,000   USD      2,738,923         1,566
     7/17/98            USD      1,050,694   FIM      5,700,000         9,742
     7/17/98            FRF      9,300,000   USD      1,533,338         6,545
     7/17/98            USD      1,148,392   FRF      6,900,000         5,898
     7/17/98            USD      6,343,492   GBP      3,900,000      (162,352)
     7/17/98            USD        610,113   HKD      4,900,000       (21,347)
     7/17/98            USD        405,229   ITL    730,000,000        (5,742)
     7/17/98            JPY    196,000,000   USD      1,562,656      (141,529)
     7/17/98            USD        420,561   MYR      1,800,000        (9,455)
     7/17/98            MYR      1,800,000   USD        457,957       (27,941)
     7/17/98            NLG      1,400,000   USD        686,662         2,781
     7/17/98            NOK      3,000,000   USD        400,882        (9,296)
     7/17/98            SEK      4,300,000   USD        538,422         1,063
     7/17/98            USD        474,595   SGD        850,000       (29,446)
                                                                    ---------
                                                                    $(607,177)
                                                                    =========

                         ENTERPRISE ACCUMULATION TRUST

                                 JUNE 30, 1998

     As part of its investment program, the High-Yield Bond Portfolio enters into futures contracts to hedge against anticipated future price and interest rate changes. Risks of entering into futures contracts include: (1) the risk that the price of the futures contracts may not move in the same direction as the price of the securities in the various markets; (2) the risk that there will be no liquid secondary market when the portfolio attempts to enter into a closing position, (3) the risk that the portfolio will lose an amount in excess of the initial margin deposit; and (4) the fact that the success or failure of these transactions for the portfolio depends on the ability of the Portfolio Manager to predict movements in stock, bond, and currency prices and interest rates. There were no open futures contracts at June 30, 1998 in the High-Yield Bond Portfolio.

     For the period ended June 30, 1998, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

                                                         U.S. GOVERNMENT OBLIGATIONS   OTHER INVESTMENT SECURITIES
                                                         ---------------------------   ---------------------------
                       PORTFOLIO                          PURCHASES        SALES        PURCHASES        SALES
                       ---------                         ------------   ------------   ------------   ------------
Equity.................................................           --             --    $132,776,868   $ 76,200,618
Small Company Value....................................           --             --     110,503,542     69,440,118
Managed................................................           --     $8,370,000     597,484,615    607,703,777
International Growth...................................           --             --      17,164,549     14,998,900
High-Yield Bond........................................   $5,066,680      4,387,109      67,155,514     47,208,466

4. TRANSACTIONS WITH AFFILIATES

     The investment advisory fee is payable monthly to Enterprise Capital Management, Inc. ("ECM"), a wholly-owned subsidiary of MONY, and is computed as a percentage of each Portfolio's net assets as of the close of business each day and is as follows: for each of the Equity, Small Company Value, and Managed Portfolios, .80% for the first $400 million, .75% for the next $400 million, and
 .70% for net assets over $800 million, .85% for the International Growth Portfolio and .60% for the High-Yield Bond Portfolio.

     ECM has agreed to reimburse the Portfolios for expenses incurred in excess of a percentage of average net assets. The percentages are as follows:
Equity -- .95%, Small Company Value -- .95%, Managed -- .95%, International Growth Portfolio -- 1.55% and High-Yield Bond Portfolio -- .85%.

     ECM has entered into sub-advisory agreements with various investment advisers as Portfolio Managers for the Trust. A portion of the management fee received by ECM is paid to the Portfolio Manager.

5. TAX BASIS UNREALIZED GAIN (LOSS) OF INVESTMENTS AND DISTRIBUTIONS

     At June 30, 1998, the composition of unrealized appreciation (depreciation) of investment securities and the cost of investment for Federal income tax purposes were as follows:

                                                                         UNREALIZED     UNREALIZED     UNREALIZED
                      PORTFOLIO                           TAX COST          GAIN           LOSS       GAIN (LOSS)
                      ---------                        --------------   ------------   ------------   ------------
Equity...............................................  $  455,415,112   $173,354,952   $ (7,894,688)  $165,460,264
Small Company Value..................................     356,621,148    118,983,463     (7,919,716)   111,063,747
Managed..............................................   2,196,472,253    919,335,191    (39,971,963)   879,363,228
International Growth.................................      81,700,292     17,189,068     (7,926,090)     9,262,978
High-Yield Bond......................................      87,406,210      2,369,477       (934,680)     1,434,797

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures and options transactions, losses deferred due to wash sales, foreign currency transactions, investments in passive foreign investment companies, and excise tax regulations.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Any taxable gain remaining at fiscal year end is distributed in the following year.

TRUSTEES AND PRINCIPAL OFFICERS

Victor Ugolyn                                            Trustee, Chairman, President and
                                                           Chief Executive Officer
Arthur T. Dietz                                          Trustee
Samuel J. Foti                                           Trustee
Arthur Howell                                            Trustee
William A. Mitchell, Jr.                                 Trustee
Lonnie H. Pope                                           Trustee
Michael I. Roth                                          Trustee
Phillip G. Goff                                          Vice President
Catherine R. McClellan                                   Secretary
Herbert M. Williamson                                    Treasurer

INVESTMENT ADVISER

Enterprise Capital Management, Inc.
Atlanta Financial Center
3343 Peachtree Road, Suite 450
Atlanta, Georgia 30326

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company
P. O. Box 1713
Boston, Massachusetts 02105

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1100 Campanile Building
1155 Peachtree Street
Atlanta, Georgia 30309

     This report is authorized for distribution only to shareholders and to others who have received a copy of this Trust's prospectus.

ISSUED BY:

     MONY LIFE INSURANCE COMPANY OF AMERICA
     (An Arizona Stock Corporation)
     (not licensed to solicit or transact
     business in New York)
     1740 Broadway, New York, NY 10019

     or in New York,

     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
     1740 Broadway, New York, NY 10019

DISTRIBUTOR OF MONYMASTER AND MONYEQUITY MASTER:

     MONY SECURITIES CORP.
     1740 Broadway, New York, NY 10019
     (Member NASD, SIPC)
                                                              NEW98-745

[MONY LOGO]                                               ----------------------
The Mutual Life Insurance Company of New York                   BULK RATE
Administrative Offices                                        U.S. POSTAGE
1740 Broadway, New York, NY 10019                                 PAID
ADDRESS CORRECTION REQUESTED                                 PERMIT NO. 8048
                                                           NEW YORK, NEW YORK
                                                          ----------------------






Form No. 14005SL (8/98)